UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2005

Date of reporting period:         April 30, 2005


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                     [LOGO]
                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS

                                         APRIL 30, 2005

[GRAPHIC OMITTED]

                                       SEMI-ANNUAL REPORT

        WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

                                  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
    C&B LARGE CAP VALUE FUND .............................................     2

FUND EXPENSES ............................................................     4
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    C&B LARGE CAP VALUE FUND .............................................     5

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES ..................................     6
    STATEMENT OF OPERATIONS ..............................................     7
    STATEMENTS OF CHANGES IN NET ASSETS ..................................     8
    FINANCIAL HIGHLIGHTS .................................................    10

NOTES TO FINANCIAL HIGHLIGHTS ............................................    12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS ............................................    13
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                               MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    C&B LARGE CAP VALUE PORTFOLIO ........................................    17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES ..................................    20
    STATEMENT OF OPERATIONS ..............................................    21
    STATEMENTS OF CHANGES IN NET ASSETS ..................................    22
    FINANCIAL HIGHLIGHTS .................................................    23

NOTES TO FINANCIAL STATEMENTS ............................................    24
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OTHER INFORMATION ........................................................    26
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LIST OF ABBREVIATIONS ....................................................    31
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           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS            WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your Wells Fargo Advantage C&B Large Cap Value Fund semi-annual report for the six-month period ending April 30, 2005. In this report, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: MODERATE RECOVERY
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation could continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM, and also Ford, would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a permanent slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE C&B Large Cap Value Fund (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                        SUB-ADVISER
    Wells Fargo Funds Management, LLC              Cooke & Bieler, L.P.

FUND MANAGERS                                  INCEPTION DATE
    Kermick S. Eck, CFA                            5/15/1990
    Michael M. Meyer, CFA
    James R. Norris
    Edward W. O'Connor, CFA
    R. James O'Neil, CFA
    Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.88%(1) for the six-month period ended April 30, 2005, excluding sales charges, underperforming the Russell 1000(R) Value Index(2), which returned 6.72%, and underperforming the S&P 500 Index(3), which returned 3.28%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, INSTITUTIONAL CLASS AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT SALES CHARGES. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's underperformance for the period was caused by our limited exposure in the portfolio to energy-related stocks as well as overall market weakness. With regards to energy-related stocks, we believe that current valuations appear to be unsustainably high and that this sector has moved ahead of fundamentals. We feel that investment opportunities exist elsewhere in the markets. The best performing stocks in the portfolio during the period included HCA (health care), Wendy's International (consumer), Baxter International (healthcare) and ExxonMobil (energy). The worst performing stocks during the period included Manpower (media and services), Big Lots (retail), Molex (technology), and MBIA (finance).

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      A number of stocks that reached their price targets were sold during the period. These included Motorola, Nike, PepsiAmericas, Gap, and Duke Energy. The holdings were replaced by investments in Kohl's, Vodafone, Microsoft, Colgate, and Anheuser-Busch--companies that we believe to be financially strong. Additionally, two new positions in Nokia and Gannet were initiated because we believe these are high-quality companies that are currently undervalued. We added to existing holdings in Merck, Molex, and Allstate from the sale of Boeing, Computer Sciences, and Aon--companies whose valuations declined.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the outlook for the economy is favorable, but we acknowledge that oil prices are becoming more of a wildcard that could push inflation to uncomfortably high levels, necessitating more aggressive tightening by the Federal Reserve Board. Furthermore, it appears that the level of interest rates is beginning to provide some competition for equities. Finally, valuations, though not extreme in most sectors, are not as compelling as in the past. We remain cautiously optimistic about the prospects for the U.S. stock market. We continue to believe that stock selection will be an increasingly important factor in determining investment performance, and the success of a stock pick will ultimately be determined by a company's ability to generate expected cash flows. Because the dependability and growth of cash flows are a direct function of a company's competitive advantages and financial discipline, we believe a focus on quality is more important than ever.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B Large Cap Value Fund.

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Effective December 6, 2004, the Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND was named the Wells Fargo C&B Large Cap Value Fund. Performance shown for the Class A, Class B, Class C, Class D, Institutional Class (formerly named the Select Class) and Administrator Class (formerly named the Institutional Class) shares of the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, the predecessor fund, adjusted to reflect applicable sales charges and expenses.

(2) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(5)   Sector distribution and portfolio characteristics are subject to change.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                   Excluding Sales Charge
                                                  ------------------------------------    ----------------------------------------
                                                  6-Month*   1-Year   5-Year   10-Year    6-Month*    1-Year    5-Year    10-Year
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class A                 (2.99)    (0.85)     8.43    12.17       2.88       5.14      9.71      12.84
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class B                 (2.62)    (0.67)     8.65    12.04       2.38       4.33      8.94      12.04
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class C                  1.39      3.34      8.94    12.05       2.39       4.34      8.94      12.05
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class D                                                          2.87       5.14      9.71      12.84
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Administrator Class                                              2.93       5.32      9.75      12.86
----------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Institutional Class                                              3.23       5.64      9.82      12.89
----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
----------------------------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                                                            6.72      13.92      5.06      12.25
----------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(3)                                                                          3.28       6.33     (2.94)     10.26
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                               3.21%
--------------------------------------------------------------------------------
Molex Incorporated Class A                                            2.94%
--------------------------------------------------------------------------------
State Street Corporation                                              2.92%
--------------------------------------------------------------------------------
General Dynamics Corporation                                          2.87%
--------------------------------------------------------------------------------
McDonald's Corporation                                                2.80%
--------------------------------------------------------------------------------
Dover Corporation                                                     2.74%
--------------------------------------------------------------------------------
Wendy's International Incorporated                                    2.74%
--------------------------------------------------------------------------------
Berkshire Hathaway Incorporated                                       2.64%
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                2.63%
--------------------------------------------------------------------------------
Manpower Incorporated                                                 2.62%

FUND CHARACTERISTICS(5) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Beta**                                                                 0.80
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                15.70 x
--------------------------------------------------------------------------------
Price to Book Ratio                                                    3.74 x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                              $20.35
--------------------------------------------------------------------------------
Portfolio Turnover(6)                                                    10%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                                                     27%
--------------------------------------------------------------------------------
Consumer Staples                                                            7%
--------------------------------------------------------------------------------
Energy                                                                      6%
--------------------------------------------------------------------------------
Financials                                                                 21%
--------------------------------------------------------------------------------
Information Technology                                                      7%
--------------------------------------------------------------------------------
Industrial                                                                 17%
--------------------------------------------------------------------------------
Health Care                                                                11%
--------------------------------------------------------------------------------
Materials                                                                   1%
--------------------------------------------------------------------------------
Telecommunication Services                                                  3%

GROWTH OF $10,000 INVESTMENT(7) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                                              WELLS FARGO ADVANTAGE
                      WELLS FARGO                 C&B LARGE CAP
                  ADVANTAGE C&B LARGE              VALUE FUND -         RUSSELL 1000(R)
               CAP VALUE FUND - CLASS A        INSTITUTIONAL CLASS       VALUE INDEX       S&P 500 INDEX
 4/30/1995              9,424                        10,000                  10,000            10,000
 5/31/1995              9,685                        10,277                  10,420            10,399
 6/30/1995              9,980                        10,590                  10,561            10,640
 7/31/1995             10,222                        10,848                  10,929            10,993
 8/31/1995             10,270                        10,898                  11,083            11,020
 9/30/1995             10,647                        11,299                  11,484            11,485
10/31/1995             10,634                        11,284                  11,370            11,444
11/30/1995             11,075                        11,752                  11,946            11,946
12/31/1995             11,350                        12,044                  12,246            12,176
 1/31/1996             11,671                        12,385                  12,628            12,590
 2/29/1996             11,729                        12,446                  12,723            12,707
 3/31/1996             11,993                        12,726                  12,940            12,829
 4/30/1996             12,171                        12,916                  12,989            13,018
 5/31/1996             12,401                        13,159                  13,152            13,354
 6/30/1996             12,408                        13,167                  13,163            13,404
 7/31/1996             11,794                        12,516                  12,665            12,813
 8/31/1996             12,047                        12,784                  13,027            13,083
 9/30/1996             12,661                        13,435                  13,545            13,819
10/31/1996             12,972                        13,765                  14,069            14,200
11/30/1996             13,806                        14,650                  15,089            15,272
12/31/1996             13,645                        14,479                  14,896            14,970
 1/31/1997             14,066                        14,926                  15,619            15,905
 2/28/1997             14,266                        15,139                  15,848            16,029
 3/31/1997             13,956                        14,809                  15,278            15,372
 4/30/1997             14,378                        15,258                  15,920            16,289
 5/31/1997             15,544                        16,495                  16,809            17,280
 6/30/1997             16,278                        17,274                  17,531            18,054
 7/31/1997             17,508                        18,579                  18,849            19,489
 8/31/1997             16,721                        17,744                  18,178            18,398
 9/30/1997             17,629                        18,707                  19,277            19,405
10/31/1997             16,919                        17,954                  18,738            18,758
11/30/1997             17,314                        18,373                  19,566            19,626
12/31/1997             17,463                        18,531                  20,138            19,962
 1/31/1998             17,305                        18,364                  19,853            20,183
 2/28/1998             18,818                        19,969                  21,189            21,638
 3/31/1998             19,554                        20,750                  22,485            22,745
 4/30/1998             19,422                        20,610                  22,636            22,974
 5/31/1998             19,000                        20,162                  22,300            22,579
 6/30/1998             18,842                        19,994                  22,586            23,496
 7/31/1998             17,915                        19,011                  22,187            23,246
 8/31/1998             15,324                        16,261                  18,885            19,889
 9/30/1998             16,236                        17,229                  19,969            21,163
10/31/1998             18,029                        19,132                  21,516            22,883
11/30/1998             18,573                        19,710                  22,519            24,269
12/31/1998             18,867                        20,021                  23,285            25,667
 1/31/1999             18,134                        19,243                  23,471            26,740
 2/28/1999             18,325                        19,446                  23,140            25,909
 3/31/1999             18,915                        20,072                  23,619            26,945
 4/30/1999             20,578                        21,837                  25,824            27,988
 5/31/1999             20,354                        21,599                  25,541            27,329
 6/30/1999             21,090                        22,380                  26,282            28,844
 7/31/1999             20,721                        21,988                  25,513            27,945
 8/31/1999             19,935                        21,154                  24,566            27,806
 9/30/1999             19,278                        20,457                  23,707            27,045
10/31/1999             19,423                        20,611                  25,072            28,756
11/30/1999             19,359                        20,543                  24,876            29,340
12/31/1999             19,256                        20,434                  24,996            31,067
 1/31/2000             18,570                        19,706                  24,180            29,506
 2/29/2000             17,443                        18,510                  22,384            28,949
 3/31/2000             19,617                        20,817                  25,115            31,779
 4/30/2000             19,839                        21,052                  24,823            30,823
 5/31/2000             20,675                        21,939                  25,085            30,192
 6/30/2000             19,681                        20,885                  23,938            30,937
 7/31/2000             19,878                        21,094                  24,238            30,453
 8/31/2000             20,939                        22,220                  25,587            32,344
 9/30/2000             21,216                        22,514                  25,821            30,637
10/31/2000             21,538                        22,855                  26,455            30,507
11/30/2000             21,513                        22,829                  25,473            28,103
12/31/2000             23,008                        24,416                  26,749            28,241
 1/31/2001             23,447                        24,881                  26,852            29,243
 2/28/2001             23,134                        24,549                  26,105            26,578
 3/31/2001             22,532                        23,910                  25,183            24,895
 4/30/2001             23,066                        24,477                  26,418            26,828
 5/31/2001             24,103                        25,578                  27,011            27,008
 6/30/2001             23,309                        24,735                  26,412            26,351
 7/31/2001             23,782                        25,237                  26,356            26,092
 8/31/2001             23,719                        25,170                  25,301            24,460
 9/30/2001             22,381                        23,750                  23,520            22,485
10/31/2001             22,507                        23,884                  23,317            22,914
11/30/2001             23,896                        25,358                  24,673            24,671
12/31/2001             24,525                        26,025                  25,254            24,887
 1/31/2002             24,492                        25,990                  25,060            24,524
 2/28/2002             24,983                        26,511                  25,100            24,051
 3/31/2002             26,231                        27,836                  26,287            24,956
 4/30/2002             26,034                        27,627                  25,386            23,444
 5/31/2002             26,329                        27,940                  25,513            23,271
 6/30/2002             24,695                        26,206                  24,048            21,614
 7/31/2002             22,758                        24,150                  21,813            19,930
 8/31/2002             22,987                        24,394                  21,977            20,060
 9/30/2002             20,363                        21,609                  19,534            17,882
10/31/2002             21,350                        22,656                  20,981            19,455
11/30/2002             22,929                        24,332                  22,303            20,599
12/31/2002             21,853                        23,190                  21,334            19,389
 1/31/2003             21,119                        22,410                  20,817            18,882
 2/28/2003             20,200                        21,436                  20,262            18,598
 3/31/2003             20,455                        21,706                  20,296            18,777
 4/30/2003             22,736                        24,127                  22,083            20,325
 5/31/2003             24,355                        25,844                  23,508            21,394
 6/30/2003             24,738                        26,251                  23,802            21,668
 7/31/2003             25,180                        26,720                  24,156            22,050
 8/31/2003             26,175                        27,776                  24,533            22,479
 9/30/2003             25,518                        27,079                  24,293            22,241
10/31/2003             27,401                        29,077                  25,780            23,499
11/30/2003             27,808                        29,509                  26,130            23,705
12/31/2003             29,166                        30,950                  27,741            24,947
 1/31/2004             29,610                        31,421                  28,228            25,405
 2/29/2004             30,499                        32,364                  28,833            25,758
 3/31/2004             30,329                        32,184                  28,581            25,370
 4/30/2004             29,995                        31,830                  27,882            24,972
 5/31/2004             30,329                        32,184                  28,167            25,314
 6/30/2004             31,027                        32,925                  28,832            25,806
 7/31/2004             30,100                        31,941                  28,426            24,952
 8/31/2004             30,211                        32,059                  28,830            25,052
 9/30/2004             30,545                        32,453                  29,277            25,323
10/31/2004             30,656                        32,571                  29,764            25,710
11/30/2004             31,472                        33,476                  31,269            26,750
12/31/2004             32,813                        34,899                  32,316            27,660
 1/31/2005             31,951                        33,983                  31,742            26,986
 2/28/2005             32,513                        34,620                  32,794            27,553
 3/31/2005             32,176                        34,262                  32,344            27,066
 4/30/2005             31,538                        33,624                  31,765            26,552

--------------------------------------------------------------------------------

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND Class A shares and Institutional Class shares for the most recent ten years with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND         FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Beginning           Ending
                                                        Account           Account        Expenses
                                                         Value             Value        Paid During      Net Annual
                                                       11/1/2004         4/30/2005      the Period*    Expense Ratio
C & B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class A
Actual                                                 $ 1,000.00        $ 1,028.80       $ 6.04           1.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,018.84       $ 6.01           1.20%
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class B
Actual                                                 $ 1,000.00        $ 1,023.80       $ 9.78           1.95%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,015.12       $ 9.74           1.95%
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class C
Actual                                                 $ 1,000.00        $ 1,023.90       $ 9.79           1.95%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,015.12       $ 9.74           1.95%
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class D
Actual                                                 $ 1,000.00        $ 1,028.70       $ 6.04           1.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,018.84       $ 6.01           1.20%
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Administrator Class
Actual                                                 $ 1,000.00        $ 1,029.30       $ 4.78           0.95%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,020.08       $ 4.76           0.95%
--------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Institutional Class
Actual                                                 $ 1,000.00        $ 1,032.30       $ 3.53           0.70%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,021.32       $ 3.51           0.70%

* EXPENSES ARE EQUAL TO THE FUND'S ANNAULIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --       WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.73%
N/A            WELLS FARGO ADVANTAGE C&B Large Cap Value Portfolio           $    347,253,009

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $348,160,292)             347,253,009
                                                                             ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $348,160,292)                           99.73%                         $    347,253,009
OTHER ASSETS AND LIABILITIES, NET              0.27                                   929,320
                                             ------                          ----------------
TOTAL NET ASSETS                             100.00%                         $    348,182,329
                                             ======                          ================

WELLS FARGO ADVANTAGE C&B LARGE           STATEMENT OF ASSETS AND LIABILITIES --
CAP VALUE FUND                                        APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                C&B
                                                                                          LARGE CAP
                                                                                         VALUE FUND
---------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..................................    $   347,253,009
                                                                                    ---------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ............................        347,253,009
                                                                                    ---------------
  RECEIVABLE FOR FUND SHARES ISSUED ............................................          1,194,883
  RECEIVABLES FOR DIVIDENDS AND INTEREST .......................................              2,380
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............................             56,094
                                                                                    ---------------
TOTAL ASSETS ...................................................................        348,506,366
                                                                                    ---------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .............................................            185,119
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................................             70,762
  ACCRUED EXPENSES AND OTHER LIABILITIES .......................................             68,156
                                                                                    ---------------
TOTAL LIABILITIES ..............................................................            324,037
                                                                                    ---------------
TOTAL NET ASSETS ...............................................................    $   348,182,329
                                                                                    ===============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..............................................................    $   345,990,322
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................................            485,663
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................          2,613,627
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     CURRENCIES ................................................................           (907,283)
                                                                                    ---------------
TOTAL NET ASSETS ...............................................................    $   348,182,329
                                                                                    ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .........................................................    $    39,889,626
  SHARES OUTSTANDING - CLASS A .................................................          4,743,272
  NET ASSET VALUE PER SHARE - CLASS A ..........................................    $          8.41
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ................................    $          8.92
  NET ASSETS - CLASS B .........................................................    $    19,360,248
  SHARES OUTSTANDING - CLASS B .................................................          2,311,674
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......................    $          8.37
  NET ASSETS - CLASS C .........................................................    $     9,039,485
  SHARES OUTSTANDING - CLASS C .................................................          1,079,385
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......................    $          8.37
  NET ASSETS - CLASS D .........................................................    $   128,992,032
  SHARES OUTSTANDING - CLASS D .................................................         15,340,676
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D .......................    $          8.41
  NET ASSETS - ADMINISTRATOR CLASS .............................................    $   114,983,907
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................................         13,658,422
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...........    $          8.42
  NET ASSETS - INSTITUTIONAL CLASS .............................................    $    35,917,031
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................          4,255,809
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........    $          8.44
                                                                                    ---------------
INVESTMENTS AT COST ............................................................    $   348,160,292
                                                                                    ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE SIX MONTHS ENDED
APRIL 30, 2005 (UNAUDITED)        WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                C&B
                                                                                          LARGE CAP
                                                                                         VALUE FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS ....................................................................    $       656,173
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) .....................          1,711,218
  INTEREST .....................................................................              3,178
  INCOME FROM AFFILIATED SECURITIES ............................................             30,467
  SECURITIES LENDING INCOME, NET ...............................................              1,796
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .........................           (807,357)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........................             14,413
                                                                                    ---------------
TOTAL INVESTMENT INCOME.........................................................          1,609,888
                                                                                    ---------------

EXPENSES
  ADVISORY FEES ................................................................             94,886
  ADMINISTRATION FEES
    FUND LEVEL .................................................................             58,940
    CLASS A ....................................................................             37,519
    CLASS B ....................................................................             18,283
    CLASS C ....................................................................              8,944
    CLASS D ....................................................................            124,397
    ADMINISTRATOR CLASS ........................................................             66,145
    INSTITUTIONAL CLASS ........................................................             13,570
  CUSTODY FEES .................................................................              2,530
  SHAREHOLDER SERVICING FEES ...................................................            187,783
  ACCOUNTING FEES ..............................................................             33,968
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ....................................................................             48,974
    CLASS C ....................................................................             23,956
  AUDIT FEES ...................................................................              6,996
  LEGAL FEES ...................................................................                249
  REGISTRATION FEES ............................................................              1,049
  SHAREHOLDER REPORTS ..........................................................              1,247
  TRUSTEES' FEES ...............................................................              3,383
  OTHER FEES AND EXPENSES ......................................................              1,133
                                                                                    ---------------
TOTAL EXPENSES .................................................................            733,952
                                                                                    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)..................................           (201,805)
  NET EXPENSES .................................................................            532,147
                                                                                    ---------------
NET INVESTMENT INCOME (LOSS) ...................................................          1,077,741
                                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..............            350,352
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................          2,386,957
                                                                                    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................          2,737,309
                                                                                    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..............         (3,925,995)
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................           (907,283)
                                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............         (4,833,278)
                                                                                    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................         (2,095,969)
                                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................    $    (1,018,228)
                                                                                    ===============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................    $        93,355

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE
C&B LARGE CAP VALUE FUND                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  C&B LARGE CAP VALUE FUND
                                                                                         ----------------------------------------
                                                                                           FOR THE SIX MONTHS
                                                                                         ENDED APRIL 30, 2005  FOR THE YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS......................................................................  $    95,377,137     $    20,418,564
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)..............................................................        1,077,741             131,947
  NET REALIZED GAIN (LOSS) ON INVESTMENTS...................................................        2,737,309           1,641,376
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS.......................       (4,833,278)          1,152,621
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................       (1,018,228)          2,925,944
                                                                                              ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................................................          (68,720)                  0
    CLASS B ................................................................................          (24,136)                  0
    CLASS C ................................................................................          (12,175)                  0
    CLASS D ................................................................................         (256,921)            (88,344)
    ADMINISTRATOR CLASS ....................................................................         (156,717)                  0
    INSTITUTIONAL CLASS ....................................................................         (122,787)                  0

  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................................................         (146,170)                  0
    CLASS B ................................................................................          (78,997)                  0
    CLASS C ................................................................................          (38,313)                  0
    CLASS D ................................................................................         (564,190)                  0
    ADMINISTRATOR CLASS ....................................................................         (302,387)                  0
    INSTITUTIONAL CLASS ....................................................................         (167,766)                  0
                                                                                              ---------------     ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................       (1,939,279)            (88,344)
                                                                                              ---------------     ---------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................................................       33,250,764          11,504,396
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................          203,320                   0
  COST OF SHARES REDEEMED - CLASS A ........................................................       (4,616,957)           (225,395)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..       28,837,127          11,279,001
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................................................       14,969,022           6,011,658
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................           99,110                   0
  COST OF SHARES REDEEMED - CLASS B ........................................................       (1,337,852)           (270,318)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..       13,730,280           5,741,340
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................................................        6,916,068           2,720,503
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................           49,753                   0
  COST OF SHARES REDEEMED - CLASS C ........................................................         (575,069)            (11,332)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..        6,390,752           2,709,171
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS D ......................................................       87,103,628          47,900,214
  REINVESTMENT OF DISTRIBUTION - CLASS D ...................................................          802,914              82,043
  COST OF SHARES REDEEMED - CLASS D ........................................................       (9,233,826)        (19,799,697)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS D ..       78,672,716          28,182,560
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .................................      182,252,075          24,787,502
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .............................          446,400                   0
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...................................      (80,985,669)         (9,899,934)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
ADMINISTRATOR CLASS ........................................................................      101,712,806          14,897,568
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .................................       28,635,495           9,311,383
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .............................          283,524                   0
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...................................       (2,500,000)                  0
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
INSTITUTIONAL CLASS ........................................................................       26,419,019           9,311,383
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............      255,762,700          72,121,023
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................      252,805,192          74,958,573
                                                                                              ===============     ===============
ENDING NET ASSETS ..........................................................................  $   348,182,329     $    95,377,137
                                                                                              ===============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS                     WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                 C&B LARGE CAP VALUE FUND
                                                                                          ---------------------------------------
                                                                                           FOR THE SIX MONTHS
                                                                                         ENDED APRIL 30, 2005  FOR THE YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ....................................................................        3,877,102           1,406,791
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................           23,643                   0
  SHARES REDEEMED - CLASS A ................................................................         (536,822)            (27,442)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................        3,363,923           1,379,349
                                                                                              ---------------     ---------------
  SHARES SOLD - CLASS B ....................................................................        1,755,111             734,857
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................           11,563                   0
  SHARES REDEEMED - CLASS B ................................................................         (156,305)            (33,552)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................        1,610,369             701,305
                                                                                              ---------------     ---------------
  SHARES SOLD - CLASS C ....................................................................          810,136             332,319
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................            5,804                   0
  SHARES REDEEMED - CLASS C ................................................................          (67,485)             (1,389)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................          748,455             330,930
                                                                                              ---------------     ---------------
  SHARES SOLD - CLASS D ....................................................................       10,185,581           5,852,480
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D .................................           93,445              10,360
  SHARES REDEEMED - CLASS D ................................................................       (1,080,337)         (2,472,145)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ....................................        9,198,689           3,390,695
                                                                                              ---------------     ---------------
  SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................................       21,282,866           3,016,249
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ............           51,886                   0
  SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........................................       (9,492,653)         (1,199,926)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................       11,842,099           1,816,323
                                                                                              ---------------     ---------------
  SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................................        3,348,778           1,162,463
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ............           32,921                   0
  SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...........................................         (288,353)                  0
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................        3,093,346           1,162,463
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....       29,856,881           8,781,065
                                                                                              ===============     ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................  $       485,663     $        49,379
                                                                                              ===============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                        BEGINNING          NET                 AND  DISTRIBUTIONS   DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT          UNREALIZED       FROM NET        FROM NET
                                                        VALUE PER       INCOME      GAIN (LOSS) ON     INVESTMENT        REALIZED
                                                            SHARE       (LOSS)         INVESTMENTS         INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....     $   8.27         0.01(4)             0.23          (0.03)          (0.07)
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............     $   8.01         0.00                0.26           0.00            0.00

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....     $   8.26        (0.01)(4)            0.21          (0.02)          (0.07)
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............     $   8.01        (0.01)               0.26           0.00            0.00

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....     $   8.26        (0.01)(4)            0.21          (0.02)          (0.07)
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............     $   8.01        (0.01)               0.26           0.00            0.00

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....     $   8.27         0.02(4)             0.19           0.00           (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............     $   7.42         0.03                0.85          (0.03)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............     $   6.49         0.05                1.61          (0.05)          (0.68)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............     $   7.13         0.05               (0.38)         (0.05)          (0.26)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............     $   8.71         0.07                0.27          (0.11)          (1.81)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............     $  12.06         0.12                0.54          (0.09)          (3.92)

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....     $   8.27         0.02(4)             0.24          (0.04)          (0.07)
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............     $   8.01         0.01                0.25           0.00            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)......     $   8.28         0.03(4)             0.20           0.00           (0.07)
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............     $   8.01         0.02                0.25           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      DISTRIBUTIONS     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       IN EXCESS OF  NET ASSET  -------------------------------------------------
                                                           REALIZED  VALUE PER  NET INVESTMENT       GROSS    EXPENSES        NET
                                                              GAINS      SHARE   INCOME (LOSS)    EXPENSES      WAIVED   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.41            0.82%       1.38%      (0.18)%    1.20%
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............           0.00     $ 8.27            0.18%       1.60%      (0.40)%    1.20%

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.37            0.10%       2.14%      (0.19)%    1.95%
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............           0.00     $ 8.26           (0.60)%      2.35%      (0.40)%    1.95%

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.37            0.08%       2.14%      (0.19)%    1.95%
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............           0.00     $ 8.26           (0.58)%      2.35%      (0.40)%    1.95%

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.41            0.93%       1.38%      (0.18)%    1.20%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           0.00     $ 8.27            0.40%       1.30%      (0.14)%    1.16%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............           0.00     $ 7.42            0.76%       1.20%      (0.04)%    1.16%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............           0.00     $ 6.49            0.59%       1.60%      (0.46)%    1.14%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............           0.00     $ 7.13            0.91%       1.00%       0.00%     1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............           0.00     $ 8.71            1.16%       1.00%       0.00%     1.00

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.42            0.97%       1.08%      (0.13)%    0.95%
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............           0.00     $ 8.27            0.47%       1.39%      (0.44)%    0.95%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....           0.00     $ 8.44            1.45%       0.94%      (0.24)%    0.70%
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............           0.00     $ 8.28            0.91%       1.22%      (0.52)%    0.70%

                                                                  PORTFOLIO        NET ASSETS AT
                                                         TOTAL     TURNOVER        END OF PERIOD
                                                     RETURN(2)      RATE(6)      (000'S OMITTED)
------------------------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      2.88%          10%(5)        $  39,890
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............      3.25%          30%           $  11,408

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      2.38%          10%(5)        $  19,360
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............      3.12%          30%           $   5,790

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      2.39%          10%(5)        $   9,039
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............      3.12%          30%           $   2,732

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      2.87%          10%(5)        $ 128,992
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............     11.88%          30%           $  50,790
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............     28.34%          26%           $  20,419
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............     (5.14)%         39%           $  14,383
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............      4.50%          41%           $  38,850
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............     10.89%          48%           $  35,251

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      2.93%          10%(5)        $ 114,984
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............      3.37%          30%           $   9,627

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .....      3.23%          10%(5)        $  35,917
JULY 26, 2004(3) TO OCTOBER 31, 2004 ...............      3.37%          30%           $  15,030

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Calculated based upon average shares outstandings.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)            WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund. The Fund is a diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into the Funds as defined above. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Large Cap Value Fund acquired all of the net assets of the C&B Large Cap Value Portfolio. Effective April 11, 2005, the Wells Fargo C&B Large Cap Value Fund changed its name to Wells Fargo Advantage C&B Large Cap Value Fund. Also at this time, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class.

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

      The C&B Large Cap Value Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentage of the Master Portfolio in which the C&B Large Cap Value Fund invests is as follows:

                                                        C&B Large Cap Value Fund
--------------------------------------------------------------------------------
C&B LARGE CAP PORTFOLIO                                          57.57%
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences

WELLS FARGO ADVANTAGE C&B
LARGE CAP VALUE FUND                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At October 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                          Undistributed Net  Undistributed Net
Fund                      Investment Income  Realized Gain/Loss  Paid-in Capital
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND       $ (7)                 $ 3               $ 4
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

3. EXPENSES
--------------------------------------------------------------------------------
ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Prior to December 6, 2004, the C&B Large Cap Value Fund invested its assets directly in a portfolio of securities. Accordingly, Funds Management was entitled to receive an advisory fee for its services as adviser. Funds Management was paid a monthly fee at the following annual rates:

                                                               Advisory Fees
                                     Average Daily                 (% of
Fund                                  Net Assets              Daily Net Assets)
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND          $  0 - 499 million               0.750
--------------------------------------------------------------------------------
                                  $500 - 999 million               0.700
--------------------------------------------------------------------------------
                                  $  1 - 2.99 billion              0.650
--------------------------------------------------------------------------------
                                  $  3 - 4.99 billion              0.625
--------------------------------------------------------------------------------
                                 >$      4.99 billion              0.600
--------------------------------------------------------------------------------

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 Admin Fees
                                     Average Daily              (% of Average
                                      Net Assets              Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                         $0 - 4.99 billion                 0.05
                                   $5 - 9.99 billion                 0.04
                                  >$    9.99 billion                 0.03
--------------------------------------------------------------------------------
CLASS A                                                              0.28
--------------------------------------------------------------------------------
CLASS B                                                              0.28
--------------------------------------------------------------------------------
CLASS C                                                              0.28
--------------------------------------------------------------------------------
CLASS D                                                              0.28
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS*                                                 0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS**                                                0.08
--------------------------------------------------------------------------------

*     Prior to April 11, 2005 the class level fee was 0.20%.

**    Prior to April 11, 2005 the class level fee was 0.10%.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)            WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to December 6, 2004, the C&B Large Cap Value Fund invested its assets in a portfolio of securities. Accordingly, WFB was entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
Fund                                                           Daily Net Assets
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                                             0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS D, ADMINISTRATOR CLASS              0.25
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                  0.00


      For the six months ended April 30, 2005, shareholder servicing fees paid were as follows:

                                                                  Administrator
Fund                      Class A   Class B   Class C    Class D      Class
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND  $ 33,608  $ 16,378  $ 8,015   $ 111,450    $ 18,332
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens Inc. served as distributor to the Fund and received distribution fees at an annual rate of 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended April 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios during the period were as follows:

                                                 Net Operating Expense Ratios
                                                                                   Administrator      Institutional
Fund                      Class A      Class B      Class C        Class D             Class              Class
-------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND   1.20%        1.95%        1.95%          1.20%              0.95%              0.70%
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE
C&B LARGE CAP VALUE FUND               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

                                               Purchases               Sales
Fund                                            at Cost               Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND*                    $ 307,818,255          $ 28,865,047
--------------------------------------------------------------------------------

* Since December 6, 2004, the Fund seeks to achieve it's investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended April 30, 2005, there were no borrowings under the agreement.

PORTFOLIO OF INVESTMENTS --
APRIL 30, 2005 (UNAUDITED)               WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                            VALUE
COMMON STOCKS - 93.81%

APPAREL & ACCESSORY STORES - 1.41%
     179,000   KOHL'S CORPORATION+                                                  $     8,520,400
                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.82%
     255,000   JONES APPAREL GROUP INCORPORATED                                           7,764,750
     163,700   VF CORPORATION                                                             9,263,783

                                                                                         17,028,533
                                                                                    ---------------

BUSINESS SERVICES - 8.20%
     379,000   MANPOWER INCORPORATED                                                     14,610,450
     490,000   MICROSOFT CORPORATION                                                     12,397,000
     162,200   OMNICOM GROUP INCORPORATED                                                13,446,380
   1,688,000   PARAMETRIC TECHNOLOGY CORPORATION+                                         8,980,160

                                                                                         49,433,990
                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.18%
     277,000   BRISTOL-MYERS SQUIBB COMPANY                                               7,202,000
     265,600   COLGATE PALMOLIVE COMPANY                                                 13,224,224
     319,900   MERCK & Company Incorporated                                              10,844,610

                                                                                         31,270,834
                                                                                    ---------------

COMMUNICATIONS - 4.73%
     436,700   COMCAST CORPORATION+                                                      13,856,491
     561,000   VODAFONE GROUP PLC ADR                                                    14,664,540

                                                                                         28,521,031
                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 6.38%
     265,300   BANK OF AMERICA CORPORATION                                               11,949,112
     283,900   JP MORGAN CHASE & Company                                                 10,075,611
     356,100   STATE STREET CORPORATION                                                  16,462,503

                                                                                         38,487,226
                                                                                    ---------------

EATING & DRINKING PLACES - 6.58%
     357,900   ARAMARK CORPORATION CLASS B                                                8,772,129
     534,000   MCDONALD'S CORPORATION                                                    15,651,540
     356,000   WENDY'S INTERNATIONAL INCORPORATED                                        15,283,080

                                                                                         39,706,749
                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT - 5.42%
     589,000   FLEXTRONICS INTERNATIONAL LIMITED+                                         6,567,350
     718,000   MOLEX INCORPORATED CLASS A                                                16,435,020
     607,000   NOKIA OYJ ADR                                                              9,699,860

                                                                                         32,702,230
                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.77%
     228,100   ANHEUSER-BUSCH COMPANIES INCORPORATED                                     10,691,047
                                                                                    ---------------

FURNITURE & FIXTURES - 2.11%
     472,200   LEGGETT & PLATT INCORPORATED                                              12,730,512
                                                                                    ---------------

                                                        PORTFOLIO OF INVESTMENTS
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            -- APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                             VALUE
GENERAL MERCHANDISE STORES - 1.38%
     820,200   BIG LOTS INCORPORATED+                                               $     8,349,636
                                                                                    ---------------

HEALTH SERVICES - 2.11%
     227,912   HCA INCORPORATED                                                          12,726,606
                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.44%
       5,270   Berkshire Hathaway Incorporated+                                          14,745,513
                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.66%
     420,900   DOVER CORPORATION                                                         15,303,924
     182,000   EATON CORPORATION                                                         10,683,400
     317,500   PITNEY BOWES INCORPORATED                                                 14,198,600

                                                                                         40,185,924
                                                                                    ---------------

INSURANCE CARRIERS - 6.46%
     238,800   ALLSTATE CORPORATION                                                      13,411,008
     263,700   MBIA INCORPORATED                                                         13,812,606
     300,700   PRINCIPAL FINANCIAL GROUP INCORPORATED                                    11,751,356

                                                                                         38,974,970
                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS - 4.70%
     362,400   BAXTER INTERNATIONAL INCORPORATED                                         13,445,040
     105,210   BECTON DICKINSON & Company                                                 6,156,889
     296,000   BOSTON SCIENTIFIC CORPORATION+                                             8,755,680

                                                                                         28,357,609
                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.25%
     717,600   HASBRO INCORPORATED                                                       13,576,992
                                                                                    ---------------

MISCELLANEOUS RETAIL - 2.13%
     474,900   ZALE CORPORATION+                                                         12,836,547
                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.03%
     346,000   AMERICAN EXPRESS COMPANY                                                  18,234,200
     260,299   COUNTRYWIDE FINANCIAL CORPORATION                                          9,420,221
     141,600   FREDDIE MAC                                                                8,711,232

                                                                                         36,365,653
                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 2.04%
     196,700   KIMBERLY-CLARK CORPORATION                                                12,283,915
         103   NEENAH PAPER INCORPORATED                                                      3,099

                                                                                         12,287,014
                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.84%
     314,000   EXXONMOBIL CORPORATION                                                    17,907,420
     193,700   ROYAL DUTCH PETROLEUM COMPANY                                             11,283,025

                                                                                         29,190,445
                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
APRIL 30, 2005 (UNAUDITED)               WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                             VALUE
PRIMARY METAL INDUSTRIES - 2.27%
     224,000   ENGELHARD CORPORATION                                                $     6,861,120
     157,000   HUBBELL INCORPORATED CLASS B                                               6,821,650

                                                                                         13,682,770
                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.97%
     154,050   GANNETT COMPANY INCORPORATED                                              11,861,850
                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.68%
     153,900   GENERAL DYNAMICS CORPORATION                                              16,167,195
                                                                                    ---------------

WATER TRANSPORTATION - 1.25%
     154,000   CARNIVAL CORPORATION                                                       7,527,520
                                                                                    ---------------

TOTAL COMMON STOCKS (COST $570,018,975)                                                 565,928,796
                                                                                    ---------------

SHORT-TERM INVESTMENTS - 7.03%
  42,401,961   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                               42,401,961
                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $42,401,961)                                          42,401,961
                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $612,420,936)*                                        100.84%                 $   608,330,757
OTHER ASSETS AND LIABILITIES, NET                            (0.84)                      (5,074,299)
                                                            ------                  ---------------
TOTAL NET ASSETS                                            100.00%                 $   603,256,458
                                                            ======                  ===============

 +    NON-INCOME EARNING SECURITIES.

 ~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $42,401,961.

 * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS               APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      C&B LARGE
                                                                      CAP VALUE
                                                                      PORTFOLIO
-------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................    $   565,928,796
  INVESTMENTS IN AFFILIATES ................................         42,401,961
                                                                ---------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ........        608,330,757
                                                                ---------------
  RECEIVABLE FOR INVESTMENTS SOLD ..........................          3,895,247
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................            638,708
                                                                ---------------
TOTAL ASSETS ...............................................        612,864,712
                                                                ---------------

LIABILITIES
  FOREIGN TAXES PAYABLE ....................................            163,110
  PAYABLE FOR INVESTMENTS PURCHASED ........................          9,058,041
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....            383,204
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................              3,899
                                                                ---------------
TOTAL LIABILITIES ..........................................          9,608,254
                                                                ---------------
TOTAL NET ASSETS ...........................................    $   603,256,458
                                                                ===============
INVESTMENTS AT COST ........................................    $   612,420,936
                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE PERIOD ENDED APRIL 30, 2005
(UNAUDITED)                              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
-------------------------------------------------------------------------------

                                                                      C&B LARGE
                                                                      CAP VALUE
                                                                   PORTFOLIO(2)
-------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) .............................................    $     2,568,892
  INTEREST .................................................             97,697
  INCOME FROM AFFILIATED SECURITIES ........................            335,572
                                                                ---------------
TOTAL INVESTMENT INCOME ....................................          3,002,161
                                                                ---------------

EXPENSES
  ADVISORY FEES ............................................          1,358,882
  CUSTODY FEES .............................................             36,436
  AUDIT FEES ...............................................              7,250
  LEGAL FEES ...............................................                500
  REGISTRATION FEES ........................................                244
  SHAREHOLDER REPORTS ......................................              4,028
  TRUSTEES' FEES ...........................................              2,413
  OTHER FEES AND EXPENSES ..................................              1,129
                                                                ---------------
TOTAL EXPENSES .............................................          1,410,882
                                                                ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............            (14,965)
  NET EXPENSES .............................................          1,395,917
                                                                ---------------
NET INVESTMENT INCOME (LOSS) ...............................          1,606,244
                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  TRANSLATION ..............................................          2,261,994
                                                                ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................          2,261,994
                                                                ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  TRANSLATION ..............................................         (4,090,179)
                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS ..............................................         (4,090,179)
                                                                ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....         (1,828,185)
                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................    $      (221,941)
                                                                ===============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ..................    $       163,110
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   C&B LARGE CAP
                                                                                 VALUE PORTFOLIO(1)
                                                                                -------------------
                                                                                     FOR THE PERIOD
                                                                               ENDED APRIL 30, 2005
                                                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS..........................................................    $             0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS)..................................................          1,606,244
  NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................................          2,261,994
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS...........         (4,090,179)
                                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................           (221,941)
                                                                                    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

  CONTRIBUTIONS.................................................................        614,030,251
  WITHDRAWALS...................................................................        (10,551,852)
                                                                                    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS....        603,478,399
                                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS...........................................        603,256,458
                                                                                    ===============
ENDING NET ASSETS...............................................................    $   603,256,458
                                                                                    ---------------

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 -----------------------------------------------               PORTFOLIO
                                                 NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL   TURNOVER
                                                  INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) APRIL 30, 2005 (UNAUDITED)...          0.89%      0.78%     (0.01)%      0.77%       2.78%        10%

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualised.

(3)   Commencement of operations

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE
MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements present the C&B Large Cap Value Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

 SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                              Advisory Fees                                               Sub-Advisory Fees
                      Average Daily           (% of Average                            Average Daily        (% of Average
Portfolio               Net Assets          Daily Net Assets)     Sub-Adviser            Net Assets       Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP          $0 - $499 million           0.750      COOKE & BIELER, LP      $0 - $250 million          0.45
---------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO      $500 - $999 million           0.700                            $250 - $500 million          0.40
---------------------------------------------------------------------------------------------------------------------------
                       $1 - $2.99 billion          0.650                            $500 - $750 million          0.35
---------------------------------------------------------------------------------------------------------------------------
                       $3 - $4.99 billion          0.625                                  >$750 million          0.30
---------------------------------------------------------------------------------------------------------------------------
                           >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rate:

Portfolio                                 % of Average Daily Net Assets
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                          0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended April 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended April 30, 2005, were as follows:

Portfolio                          Purchases at Cost       Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO        $ 534,685,175          $ 50,139,043
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE **

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                Private Investor/Real Estate      None
60                        since 1987              Developer; Chairman of White
                                                  Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                Associate Professor of Finance,   None
62                        since 1987              Wake Forest University,
                                                  Calloway School of Business
                                                  and Accountancy.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                Chairman, CEO, and Co-            None
62                        since 1998              Founder of Crystal Geyser
                          (Chairman,              Water Company and President
                          since 2004)             of Crystal Geyser Roxane Water
                                                  Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee,                Retired. Prior thereto, President None
71                        since 1987              of Richard M. Leach Associates
                                                  (a financial consulting firm).
-------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                Senior Counselor to the public    None
53                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a pub-
                                                  lic policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                Principal in the law firm of      None
64                        since 1996              Willeke & Daniels.
-------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS
-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003   Executive Vice President of       None
46                                                Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003   Senior Vice President of Wells    None
36                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds Management,
                                                  LLC. Prior there- to,
                                                  Operations Manager at Scudder
                                                  Weisel Capital, LLC (2000 to
                                                  2001), Director of Shareholder
                                                  Services at BISYS Fund Services
                                                  (1999 to 2000) and Assistant
                                                  Vice President of Operations
                                                  with Nicholas- Applegate
                                                  Capital Management (1993 to
                                                  1999).
-------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000   Vice President and Managing       None
45                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE FUND AND C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Fund and C&B Large Cap Value Portfolio; and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreement with Cooke & Bieler are collectively referred to as the "Advisory Agreements." The fund and portfolio identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on April 4, 2005, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Cooke & Bieler and the continuation of the Advisory Agreements. Because the C&B Large Cap Value Fund is a gateway feeder fund that invests all of its assets in the C&B Large Cap Value Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the fund, information provided to the Boards regarding the C&B Large Cap Value Fund is also applicable to the C&B Large Cap Value Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Cooke & Bieler under the Advisory Agreements. Responses of Funds Management and Cooke & Bieler to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Boards. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Cooke & Bieler.

      The Boards considered the ability of Funds Management and Cooke & Bieler, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Boards considered information regarding each of Funds Management's and Cooke & Bieler's compensation for its personnel involved in the management of the Funds. In addition, the Boards considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Boards further considered the compliance programs and compliance records of Funds Management and Cooke & Bieler. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Cooke & Bieler.

FUND PERFORMANCE AND EXPENSES

      The Boards considered the performance results for the Funds over various time periods. They also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Funds (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Funds' benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Funds. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Funds' Peer Group and Universe.

      The Boards noted that the performance of the Funds was better than the median performance of the Peer Group for most time periods. The Boards also noted that the Funds' one-year performance was lower than the median performance of the Peer Group and required further review. Upon further review, the Board noted the Funds' underweight position in energy stocks was the primary factor contributing to the Fund's relative underperformance.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds were lower than, or equal to, the Funds' Peer Group's median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Boards reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates") payable by the Funds to Funds Management for investment advisory services. The Board of Wells Fargo Master Trust also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Cooke & Bieler for investment sub-advisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Board of Wells Fargo Master Trust also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board of Wells Fargo Master Trust did not consider profitability information with respect to Cooke & Bieler, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler had been negotiated by Funds Management on an arms length basis and that Cooke & Bieler's separate profitability from its relationship with the C&B Large Cap Value Portfolio was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by Cooke & Bieler to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Cooke & Bieler, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND COOKE & BIELER

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Cooke & Bieler as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Cooke & Bieler with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Cooke & Bieler as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or Cooke & Bieler and its affiliates).

      The Boards also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Boards also took note of the policies of Cooke & Bieler regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and Cooke & Bieler annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also regularly review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and Cooke & Bieler at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Boards meet with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
CONNIE LEE   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

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   [LOGO]
WELLS ADVANTAGE
FARGO FUNDS

MORE INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS(SM)          THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED
IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE    HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE
WRITE, E-MAIL, OR CALL:                                         SHAREHOLDERS OF THE WELLS FARGO ADVANTAGE FUNDS. IF THIS
                                                                REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF
WELLS FARGO ADVANTAGE FUNDS                                     THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
P.O. BOX 8266                                                   PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE
BOSTON, MA 02266-8266                                           INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL
                                                                1-800-222-8222. PLEASE CONSIDER THE INVESTMENT
E-MAIL: WFAF@WELLSFARGO.COM                                     OBJECTIVE, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT
RETAIL INVESTMENT PROFESSIONALS: 888-877-9275                   CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
INSTITUTIONAL INVESTMENT PROFESSIONALS: 866-765-0778            ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE
WEB: WWW.WELLSFARGO.COM/ADVANTAGEFUNDS                          CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE
                                                                YOU INVEST OR SEND MONEY.

                                                                WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED
                                                                SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES
                                                                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR
                                                                THE WELLS FARGO ADVANTAGE FUNDS. OTHER AFFILIATES OF
                                                                WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER
                                                                SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                                                WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER
                                                                NASD/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds       SM50925 06-05
                                                                                                        SEGF/SAR125 04-05

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                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

--------------------------------------------------------------------------------
                                                 APRIL 30, 2005
--------------------------------------------------------------------------------

      [GRAPHIC OMITTED]                        SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

      WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

                                    WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   C&B MID CAP VALUE FUND .................................................    2

FUND EXPENSES .............................................................    4
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   C&B MID CAP VALUE FUND .................................................    5

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ....................................    8
   STATEMENT OF OPERATIONS ................................................    9
   STATEMENTS OF CHANGES IN NET ASSETS ....................................   10
   FINANCIAL HIGHLIGHTS ...................................................   12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS .............................................   14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS .............................................   15
--------------------------------------------------------------------------------

OTHER INFORMATION .........................................................   18
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS .....................................................   23
--------------------------------------------------------------------------------

               ---------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               ---------------------------------------------------

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LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND semi-annual report for the six-month period ended April 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation would continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM and Ford would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                               SUB-ADVISER
   Wells Fargo Funds Management, LLC                     Cooke & Bieler, L.P.

FUND MANAGERS                                         INCEPTION DATE
   Kermit S. Eck, CFA; Michael M. Meyer, CFA;            2/18/1998
   James R. Norris; Edward W. O'Connor, CFA;
   R. James O'Neil, CFA and Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.17%(1) (excluding sales charges) for the six-month period ended April 30, 2005, underperforming its broad-based benchmark, the Russell Midcap Index(2), which returned 6.81%, and underperforming the Russell Midcap Value Index(3), which returned 8.81% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND CLASS D SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Despite its underperformance relative to its benchmark, we were reasonably pleased with the Fund's performance. Generally speaking, the Fund's results reflected the subdued tone of the broad investing landscape during the six-month period.

      The Fund benefited from owning many individual stocks with strong or improving company fundamentals. Representing a diverse group of sectors, major contributors included Medco Health Solutions, Haemonetics, Carlisle Companies, Universal Health Services, Snap-On and UnumProvident.

      Of course, not all stock picks performed well during the period. Fund portfolio holdings that were disappointing during the period included Big Lots, Superior Industries International, Federal Signal, and Jones Apparel Group.

      The most significant drag on performance was the Fund's continued limited exposure to the energy sector. We have avoided the sector because we believe these stocks' fundamentals do not merit such high valuations. Based on our research and experience, such high share prices are likely to be unsustainable, and the stocks could be poised to fall at the first sign of fundamental trouble. However, we realize that speculating on oil prices--or anything else in the investment world--is extremely unpredictable in the short term. Oil prices and energy stocks could continue to rise, detracting from the Fund's relative performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The precariousness of trying to forecast short-term trends is the primary reason we stay focused on the long-term picture. We remain committed to evaluating those variables that we believe are more straightforward to analyze and predict, such as fundamentals and valuations.

      Applying this approach, we added to existing holdings such as Big Lots and Dover, which were out of favor. We also established new positions in a number of companies we believed offered compelling values, including Hain Celestial, Aramark, Itron, and Valspar. To make room for these opportunities, we sold the Fund's stakes in Computer Sciences and Becton Dickinson because these stocks had done well and were nearing our fair value targets. We also sold Aon Corporation and Snap On Corporation due to fundamental concerns.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the outlook for the economy is generally favorable but with several caveats. First, oil prices are a wild card that could result in uncomfortably high inflation and more aggressive interest rate hikes by the Federal Reserve. Also, the current interest rate level has begun to increase bonds' attractiveness relative to stocks. Finally, we believe equity valuations are less compelling than they were several years ago, and the market's current valuation does not allow much room for economic disappointment.

      Given these factors, we are cautiously optimistic about the prospects for the U.S. stock market. We continue to believe stock selection, rather than sector selection, will be increasingly important in driving investment performance. What's more, fundamentals, and ultimately a company's ability to generate expected cash flow, a sign of its competitive advantage and financial discipline, will play a significant role in determining a stock's success. Against this backdrop, we believe an unwavering focus on owning high-quality stocks is more important than ever.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND.

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                   Excluding Sales Charge
                                                -----------------------------------------   ---------------------------------------
                                                6-Months*  1-Year   5-Year   Life of Fund   6-Months*  1-Year  5-Year  Life of Fund
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class A
  (incept. 2/18/1998)                            (0.86)    (1.75)   15.03        11.69        5.17      4.23    16.41      12.61
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class B
  (incept. 2/18/1998)                            (0.20)    (1.48)   15.33        11.78        4.80      3.52    15.56      11.78
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class C
  (incept. 2/18/1998)                             3.80      2.52    15.56        11.78        4.80      3.52    15.56      11.78
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class D
  (incept. 2/18/1998)                                                                         5.28      4.34    16.43      12.62
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Administrator Class
  (incept. 2/18/1998)                                                                         5.33      4.45    16.46      12.64
-----------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Institutional Class
  (incept. 2/18/1998)                                                                         5.49      4.66    16.50      12.67
-----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap(R) Index(2)                                                                  6.81     14.62     5.83       7.80
-----------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap(R) Value Index(3)                                                            8.81     20.30    12.73       8.99

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Mettler-Toledo International Incorporated                                 4.13%
--------------------------------------------------------------------------------
Big Lots Incorporated                                                     4.09%
--------------------------------------------------------------------------------
Haemonetics Corporation                                                   3.97%
--------------------------------------------------------------------------------
Zale Corporation                                                          3.96%
--------------------------------------------------------------------------------
Pall Corporation                                                          3.88%
--------------------------------------------------------------------------------
CBRL Group Incorporated                                                   3.75%
--------------------------------------------------------------------------------
Carlisle Companies Incorporated                                           3.72%
--------------------------------------------------------------------------------
Medco Health Solutions Incorporated                                       3.68%
--------------------------------------------------------------------------------
Hubbell Incorporated Class B                                              3.60%
--------------------------------------------------------------------------------
Parametric Technology Corporation                                         3.50%

SECTOR DISTRIBUTION(5) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(5) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Beta**                                                                     0.91
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    17.76
--------------------------------------------------------------------------------
Price to Book Ratio                                                        3.05
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                  $ 1.99
--------------------------------------------------------------------------------
Portfolio Turnover                                                           13%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (26%)
--------------------------------------------------------------------------------
Consumer Staples                                                            (4%)
--------------------------------------------------------------------------------
Financials                                                                 (12%)
--------------------------------------------------------------------------------
Health Care                                                                (14%)
--------------------------------------------------------------------------------
Industrials                                                                (22%)
--------------------------------------------------------------------------------
Information Technology                                                     (17%)
--------------------------------------------------------------------------------
Materials                                                                   (5%)

GROWTH OF $10,000 INVESTMENT(6) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE
                ADVANTAGE      C&B MID CAP                           RUSSELL
               C&B MID CAP    VALUE FUND -          RUSSELL         MIDCAP(R)
               VALUE FUND     INSTITUTIONAL         MIDCAP(R)         VALUE
                - CLASS A         CLASS              INDEX            INDEX
               -----------    -------------        ----------       ----------
 2/18/1998       9,425.07        10,000.00            10,000          10,000
 2/28/1998       9,632.42        10,220.00            10,254          10,186
 3/31/1998      10,160.23        10,780.00            10,740          10,710
 4/30/1998      10,018.64        10,629.78            10,767          10,651
 5/31/1998      10,009.21        10,619.77            10,434          10,402
 6/30/1998       9,509.22        10,089.28            10,578          10,435
 7/31/1998       9,036.46         9,587.68            10,074           9,906
 8/31/1998       7,741.48         8,213.71             8,463           8,513
 9/30/1998       8,053.41         8,544.67             9,010           9,010
10/31/1998       9,170.11         9,729.49             9,625           9,593
11/30/1998       9,207.97         9,769.65            10,080           9,930
12/31/1998       9,484.39        10,062.93            10,671          10,232
 1/31/1999       8,981.72         9,529.59            10,653           9,994
 2/28/1999       8,640.28         9,167.33            10,299           9,774
 3/31/1999       8,829.97         9,368.59            10,621           9,914
 4/30/1999       9,466.83        10,044.30            11,406          10,853
 5/31/1999       9,561.88        10,145.15            11,373          10,898
 6/30/1999      10,664.44        11,314.97            11,775          11,022
 7/31/1999      10,540.74        11,183.71            11,451          10,746
 8/31/1999       9,713.08        10,305.57            11,155          10,375
 9/30/1999       9,323.05         9,891.74            10,763           9,850
10/31/1999       9,370.66         9,942.26            11,273          10,140
11/30/1999       9,446.85        10,023.09            11,597           9,954
12/31/1999       9,466.79        10,044.24            12,617          10,221
 1/31/2000       9,359.44         9,930.34            12,200           9,610
 2/29/2000       9,086.17         9,640.40            13,137           9,208
 3/31/2000      10,027.99        10,639.67            13,890          10,324
 4/30/2000      10,360.30        10,992.25            13,232          10,365
 5/31/2000      11,337.69        12,029.26            12,882          10,543
 6/30/2000      11,373.54        12,067.30            13,263          10,150
 7/31/2000      11,549.72        12,254.23            13,114          10,388
 8/31/2000      12,097.84        12,835.79            14,371          11,025
 9/30/2000      12,114.51        12,853.46            14,166          11,130
10/31/2000      12,536.31        13,300.99            13,947          11,342
11/30/2000      12,575.55        13,342.62            12,692          11,194
12/31/2000      13,350.88        14,165.25            13,658          12,181
 1/31/2001      14,275.57        15,146.34            13,878          12,137
 2/28/2001      14,618.43        15,510.12            13,033          12,086
 3/31/2001      13,967.83        14,819.83            12,225          11,751
 4/30/2001      14,394.57        15,272.59            13,270          12,397
 5/31/2001      15,331.31        16,266.47            13,517          12,749
 6/30/2001      15,251.51        16,181.80            13,390          12,579
 7/31/2001      15,678.93        16,635.29            13,007          12,528
 8/31/2001      15,491.28        16,436.20            12,507          12,300
 9/30/2001      14,235.86        15,104.21            10,999          11,126
10/31/2001      14,809.89        15,713.25            11,434          11,185
11/30/2001      15,759.64        16,720.94            12,392          11,968
12/31/2001      16,710.45        17,729.74            12,890          12,464
 1/31/2002      16,710.45        17,729.74            12,813          12,590
 2/28/2002      17,018.89        18,056.99            12,677          12,795
 3/31/2002      17,983.72        19,080.66            13,437          13,449
 4/30/2002      18,182.19        19,291.24            13,177          13,440
 5/31/2002      18,347.58        19,466.72            13,028          13,420
 6/30/2002      17,630.88        18,706.30            12,154          12,821
 7/31/2002      15,943.87        16,916.39            10,968          11,566
 8/31/2002      15,635.14        16,588.83            11,028          11,700
 9/30/2002      13,971.60        14,823.81            10,011          10,519
10/31/2002      14,500.91        15,385.41            10,517          10,853
11/30/2002      15,570.56        16,520.30            11,247          11,536
12/31/2002      15,123.79        16,046.28            10,804          11,262
 1/31/2003      14,671.51        15,566.41            10,585          10,950
 2/28/2003      14,086.86        14,946.10            10,445          10,769
 3/31/2003      14,463.15        15,345.34            10,548          10,806
 4/30/2003      15,788.02        16,751.02            11,314          11,627
 5/31/2003      17,024.56        18,062.99            12,350          12,651
 6/30/2003      17,390.68        18,451.42            12,474          12,739
 7/31/2003      18,031.10        19,130.91            12,886          13,135
 8/31/2003      18,870.27        20,021.26            13,445          13,601
 9/30/2003      18,174.64        19,283.20            13,277          13,496
10/31/2003      19,830.89        21,040.48            14,290          14,486
11/30/2003      20,294.64        21,532.52            14,691          14,906
12/31/2003      21,020.71        22,302.87            15,131          15,550
 1/31/2004      21,310.50        22,610.34            15,571          15,960
 2/29/2004      21,611.43        22,929.63            15,906          16,355
 3/31/2004      21,781.63        23,110.19            15,910          16,381
 4/30/2004      21,246.56        22,542.49            15,325          15,688
 5/31/2004      21,335.74        22,637.11            15,706          16,090
 6/30/2004      22,127.19        23,476.83            16,140          16,664
 7/31/2004      20,744.85        22,010.27            15,435          16,213
 8/31/2004      20,755.99        22,033.92            15,501          16,474
 9/30/2004      21,123.85        22,436.05            16,005          16,953
10/31/2004      21,056.97        22,365.08            16,446          17,346
11/30/2004      22,305.45        23,713.38            17,448          18,518
12/31/2004      23,316.73        24,798.50            18,191          19,236
 1/31/2005      22,341.38        23,763.71            17,740          18,788
 2/28/2005      23,098.71        24,579.37            18,288          19,443
 3/31/2005      22,926.59        24,408.93            18,145          19,385
 4/30/2005      22,146.31        23,593.27            17,566          18,873

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND was named the Wells Fargo C&B Mid Cap Value Fund.

      Performance shown for Class A, Class B, Class C, Class D, Administrator Class (formerly named Institutional Class) and Institutional Class (formerly named Select Class) shares of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, adjusted to reflect the sales charges and expenses applicable to each share class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

(3) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND Class A shares and Institutional Class shares for the life of the Fund with the Russell Midcap(R) Index and the Russell Midcap(R) Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning         Ending
                                                      Account         Account        Expenses
                                                       Value           Value       Paid During    Net Annual
                                                     11/1/2004       4/30/2005      Period(1)    Expense Ratio
C&B Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class A
Actual                                               $1,000.00        $1,051.70        $ 6.92        1.36%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,018.05        $ 6.80        1.36%
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class B
Actual                                               $1,000.00        $1,048.00        $10.77        2.12%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,014.28        $10.59        2.12%
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class C
Actual                                               $1,000.00        $1,048.00        $10.77        2.12%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,014.28        $10.59        2.12%
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Class D
Actual                                               $1,000.00        $1,052.80        $ 6.36        1.25%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,018.60        $ 6.26        1.25%
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Administrator Class
Actual                                               $1,000.00        $1,053.30        $ 5.29        1.04%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,019.64        $ 5.21        1.04%
--------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Fund - Institutional Class
Actual                                               $1,000.00        $1,054.90        $ 4.59        0.90%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00        $1,020.33        $ 4.51        0.90%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 95.58%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.61%
    381,300  JONES APPAREL GROUP INCORPORATED                                                                    $  11,610,585
  1,127,200  TOMMY HILFIGER CORPORATION+                                                                            12,331,568

                                                                                                                    23,942,153
                                                                                                                 -------------

BUSINESS SERVICES - 12.98%
    460,200  CATALINA MARKETING CORPORATION                                                                         10,699,650
    262,900  EQUIFAX INCORPORATED                                                                                    8,846,585
    736,250  IMS HEALTH INCORPORATED                                                                                17,655,275
  1,086,500  MONEYGRAM INTERNATIONAL INCORPORATED                                                                   21,078,100
  4,157,100  PARAMETRIC TECHNOLOGY CORPORATION+                                                                     22,115,772
    217,763  VIAD CORPORATION                                                                                        5,607,397

                                                                                                                    86,002,779
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 4.64%
    404,578  ALBEMARLE CORPORATION                                                                                  14,811,600
    385,220  VALSPAR CORPORATION<<                                                                                  15,921,143

                                                                                                                    30,732,743
                                                                                                                 -------------

EATING & DRINKING PLACES - 7.23%
    394,400  ARAMARK CORPORATION CLASS B<<                                                                           9,666,744
    615,171  CBRL GROUP INCORPORATED<<                                                                              23,702,539
    339,000  WENDY'S INTERNATIONAL INCORPORATED<<                                                                   14,553,270

                                                                                                                    47,922,553
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.97%
  5,193,073  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                 11,788,276
    556,376  AVX CORPORATION<<                                                                                       6,058,934
  1,182,765  MYKROLIS CORPORATION+                                                                                  15,080,254

                                                                                                                    32,927,464
                                                                                                                 -------------

FOOD & KINDRED PRODUCTS - 1.13%
    301,900  PEPSIAMERICAS INCORPORATED                                                                              7,453,911
                                                                                                                 -------------

FURNITURE & FIXTURES - 2.09%
  1,051,800  STEELCASE INCORPORATED<<                                                                               13,820,652
                                                                                                                 -------------

GENERAL MERCHANDISE STORES - 4.89%
  2,538,700  BIG LOTS INCORPORATED+<<                                                                               25,843,966
    320,983  DOLLAR GENERAL CORPORATION                                                                              6,532,004

                                                                                                                    32,375,970
                                                                                                                 -------------

HEALTH SERVICES - 3.10%
    361,500  UNIVERSAL HEALTH SERVICES CLASS B                                                                      20,511,510
                                                                                                                 -------------

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.58%
    327,487  CARLISLE COMPANIES INCORPORATED                                                                     $  23,520,116
    440,000  DOVER CORPORATION                                                                                      15,998,400
  1,840,600  ENTEGRIS INCORPORATED+                                                                                 15,847,566
    915,330  PALL CORPORATION<<                                                                                     24,558,304
     95,100  TENNANT COMPANY                                                                                         3,379,854

                                                                                                                    83,304,240
                                                                                                                 -------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.49%
    986,014  UNUMPROVIDENT CORPORATION<<                                                                            16,486,154
                                                                                                                 -------------

INSURANCE CARRIERS - 5.39%
    113,444  AMBAC FINANCIAL GROUP INCORPORATED                                                                      7,583,732
    313,193  MBIA INCORPORATED<<                                                                                    16,405,049
    300,024  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 11,724,938

                                                                                                                    35,713,719
                                                                                                                 -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.56%
    587,000  HAEMONETICS CORPORATION MASSACHUSETTS+                                                                 25,105,990
    335,849  ITRON INCORPORATED+<<                                                                                  12,114,074
    569,600  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             26,116,160

                                                                                                                    63,336,224
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.25%
    788,858  HASBRO INCORPORATED<<                                                                                  14,925,193
                                                                                                                 -------------

MISCELLANEOUS RETAIL - 3.78%
    925,670  ZALE CORPORATION+<<                                                                                    25,020,860
                                                                                                                 -------------

PRIMARY METAL INDUSTRIES - 3.43%
    523,452  HUBBELL INCORPORATED CLASS B<<                                                                         22,743,989
                                                                                                                 -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.68%
    389,400  HARTE HANKS INCORPORATED                                                                               11,097,900
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 3.59%
  1,016,925  FEDERAL SIGNAL CORPORATION<<                                                                           14,267,458
    469,000  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                        9,534,770

                                                                                                                    23,802,228
                                                                                                                 -------------

WHOLESALE TRADE NON-DURABLE GOODS - 6.19%
    998,000  HAIN CELESTIAL GROUP INCORPORATED+                                                                     17,714,500
    456,600  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   23,272,902

                                                                                                                    40,987,402
                                                                                                                 -------------

TOTAL COMMON STOCKS (COST $597,627,191)                                                                            633,107,644
                                                                                                                 -------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 13.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.53%
  3,141,840  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              $   3,141,840
    362,801  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           362,801

                                                                                                                     3,504,641
                                                                                                                 -------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 12.98%
$23,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $23,001,949)                                                3.05%         5/2/2005     23,000,000
 63,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $63,005,215)                                                2.98          5/2/2005     63,000,000

                                                                                                                    86,000,000
                                                                                                                 -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $89,504,641)                                                          89,504,641
                                                                                                                 -------------
SHARES

SHORT-TERM INVESTMENTS - 4.94%
 32,742,564  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            32,742,564
                                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,742,564)                                                                     32,742,564
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $719,874,396)*                        114.03%                                                              $ 755,354,849
OTHER ASSETS AND LIABILITIES, NET           (14.03)                                                                (92,948,814)
                                            ------                                                               -------------
TOTAL NET ASSETS                            100.00%                                                              $ 662,406,035
                                            ======                                                               =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,742,564.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE C&B                 STATEMENT OF ASSETS AND LIABILITIES --
MID CAP VALUE FUND                                    APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      C&B
                                                                                                  MID CAP
                                                                                               VALUE FUND
---------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................................................    $633,107,644
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................................      89,504,641
  INVESTMENTS IN AFFILIATES .............................................................      32,742,564
                                                                                             ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......................................     755,354,849
                                                                                             ------------
  RECEIVABLE FOR FUND SHARES ISSUED .....................................................         835,537
  RECEIVABLE FOR INVESTMENTS SOLD .......................................................       1,658,552
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................................................         387,974
  PREPAID EXPENSES AND OTHER ASSETS .....................................................             226
                                                                                             ------------
TOTAL ASSETS ............................................................................     758,237,138
                                                                                             ------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ......................................................         245,293
  PAYABLE FOR INVESTMENTS PURCHASED .....................................................       5,413,226
  DIVIDENDS PAYABLE .....................................................................             150
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................................         548,121
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................................         119,672
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................................      89,504,641
                                                                                             ------------
TOTAL LIABILITIES .......................................................................      95,831,103
                                                                                             ------------
TOTAL NET ASSETS ........................................................................    $662,406,035
                                                                                             ============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................................    $607,540,155
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................................        (747,254)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................      20,132,681
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
     AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........      35,480,453
                                                                                             ------------
TOTAL NET ASSETS.........................................................................    $662,406,035
                                                                                             ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..................................................................    $ 17,688,945
  SHARES OUTSTANDING - CLASS A ..........................................................         916,383
  NET ASSET VALUE PER SHARE - CLASS A ...................................................    $      19.30
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .........................................    $      20.48
  NET ASSETS - CLASS B ..................................................................    $  7,970,526
  SHARES OUTSTANDING - CLASS B ..........................................................         415,183
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ................................    $      19.20
  NET ASSETS - CLASS C ..................................................................    $  4,106,989
  SHARES OUTSTANDING - CLASS C ..........................................................         213,892
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................................    $      19.20
  NET ASSETS - CLASS D ..................................................................    $472,340,507
  SHARES OUTSTANDING - CLASS D ..........................................................      24,447,721
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ................................    $      19.32
  NET ASSETS - ADMINISTRATOR CLASS ......................................................    $111,367,772
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................................       5,757,233
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....................    $      19.34
  NET ASSETS - INSTITUTIONAL CLASS ......................................................    $ 48,931,296
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................................       2,525,405
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....................    $      19.38
                                                                                             ------------
INVESTMENTS AT COST .....................................................................    $719,874,396
                                                                                             ============
SECURITIES ON LOAN, AT MARKET VALUE .....................................................    $ 85,676,560
                                                                                             ============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                             WELLS FARGO ADVANTAGE C&B
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)           MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                      C&B
                                                                                                  MID CAP
                                                                                               VALUE FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .............................................................................    $  2,978,422
  INTEREST ..............................................................................             972
  INCOME FROM AFFILIATED SECURITIES .....................................................         302,484
  SECURITIES LENDING INCOME, NET ........................................................          49,910
                                                                                             ------------
TOTAL INVESTMENT INCOME .................................................................       3,331,788
                                                                                             ------------

EXPENSES
  ADVISORY FEES .........................................................................       2,481,025
  ADMINISTRATION FEES
   FUND LEVEL ...........................................................................         168,312
   CLASS A ..............................................................................          16,864
   CLASS B ..............................................................................           7,687
   CLASS C ..............................................................................           4,109
   CLASS D ..............................................................................         715,937
   ADMINISTRATOR CLASS ..................................................................          97,502
   INSTITUTIONAL CLASS ..................................................................          18,151
  CUSTODY FEES ..........................................................................          67,325
  SHAREHOLDER SERVICING FEES ............................................................         680,971
  ACCOUNTING FEES .......................................................................          43,734
  DISTRIBUTION FEES (NOTE 3)
   CLASS B ..............................................................................          20,590
   CLASS C ..............................................................................          11,006
  AUDIT FEES.............................................................................           1,993
  LEGAL FEES ............................................................................           3,241
  REGISTRATION FEES .....................................................................             249
  SHAREHOLDER REPORTS ...................................................................          14,959
  TRUSTEES' FEES ........................................................................           3,383
  OTHER FEES AND EXPENSES ...............................................................           4,907
                                                                                             ------------
TOTAL EXPENSES ..........................................................................       4,361,945
                                                                                             ------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................        (282,903)
  NET EXPENSES ..........................................................................       4,079,042
                                                                                             ------------
NET INVESTMENT INCOME (LOSS) ............................................................        (747,254)
                                                                                             ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................      20,910,657
                                                                                             ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................................      20,910,657
                                                                                             ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................      10,851,288
                                                                                             ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................      10,851,288
                                                                                             ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................................      31,761,945
                                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................    $ 31,014,691
                                                                                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE C&B                    STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                     C&B MID CAP VALUE FUND
                                                                                               ----------------------------------
                                                                                                  FOR THE SIX
                                                                                                 MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2005          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................    $ 605,861,919       $ 301,512,899

OPERATIONS: ......
   NET INVESTMENT INCOME (LOSS) ............................................................         (747,254)           (334,814)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................       20,910,657          34,633,113
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................       10,851,288         (18,313,305)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................       31,014,691          15,984,994
                                                                                                -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS D ...............................................................................                0             (71,509)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................         (250,025)                  0
     CLASS B ...............................................................................         (118,813)                  0
     CLASS C ...............................................................................          (60,039)                  0
     CLASS D ...............................................................................      (15,663,152)         (3,206,067)
     ADMINISTRATIVE CLASS...................................................................       (2,892,607)                  0
     INSTITUTIONAL CLASS....................................................................         (558,203)                  0
                                                                                                -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................      (19,542,839)         (3,277,576)
                                                                                                -------------       -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................       14,263,619           5,110,743
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................          240,321                   0
   COST OF SHARES REDEEMED - CLASS A .......................................................       (1,511,799)           (205,346)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..       12,992,141           4,905,397
                                                                                                -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................        5,745,366           2,655,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................          117,170                   0
   COST OF SHARES REDEEMED - CLASS B ........................................................        (390,102)            (65,845)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..        5,472,434           2,589,976
                                                                                                -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................        3,292,662           1,084,568
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................           59,328                   0
   COST OF SHARES REDEEMED - CLASS C .......................................................         (258,348)             (6,867)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..        3,093,642           1,077,701
                                                                                                -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS D .....................................................      216,896,497         401,407,999
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .................................................       15,441,248           3,170,770
   COST OF SHARES REDEEMED - CLASS D .......................................................     (270,725,535)       (220,155,503)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS D ..      (38,387,790)        184,423,266
                                                                                                -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ................................       52,586,761         178,233,439
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ............................        2,590,070                   0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................      (25,747,234)        (96,612,026)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS                                                                             29,429,597          81,621,413
                                                                                                -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ................................       91,854,442          17,023,849
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ............................          558,203                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................................      (59,940,405)                  0
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                             32,472,240          17,023,849
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............       45,072,264         291,641,602
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       56,544,116         304,349,020
                                                                                                =============       =============
ENDING NET ASSETS ..........................................................................    $ 662,406,035       $ 605,861,919
                                                                                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO ADVANTAGE C&B
                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                     C&B MID CAP VALUE FUND
                                                                                              -----------------------------------
                                                                                                 FOR THE SIX
                                                                                                MONTHS ENDED              FOR THE
                                                                                              APRIL 30, 2005           YEAR ENDED
                                                                                                 (UNAUDITED)     OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................          719,478             272,409
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................           12,088                   0
   SHARES REDEEMED - CLASS A ...............................................................          (76,602)            (10,990)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................          654,964             261,419
                                                                                                -------------       -------------
   SHARES SOLD - CLASS B ...................................................................          290,712             142,042
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................            5,909                   0
   SHARES REDEEMED - CLASS B ...............................................................          (19,986)             (3,494)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................          276,635             138,548
                                                                                                -------------       -------------
   SHARES SOLD - CLASS C ...................................................................          166,832              57,678
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................            2,992                   0
   SHARES REDEEMED - CLASS C ...............................................................          (13.244)               (366)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................         156,580              57,312
                                                                                                -------------       -------------
   SHARES SOLD - CLASS D ...................................................................       10,872,297          21,070,037
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ................................          776,338             173,128
   SHARES REDEEMED - CLASS D ...............................................................      (13,590,785)        (11,642,685)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ....................................       (1,942,150)          9,600,480
                                                                                                -------------       -------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................................        2,617,375           9,334,372
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........          130,154                   0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..........................................       (1,287,691)         (5,036,977)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................        1,459,838           4,297,395
                                                                                                -------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..............................................        4,531,231             918,744
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........           28,022                   0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........................................       (2,952,592)                  0
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................        1,606,661             918,744
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        2,212,528          15,273,898
                                                                                                =============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................    $    (747,254)      $           0
                                                                                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                      BEGINNING         NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                      NET ASSET  INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                                      VALUE PER      INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                          SHARE      (LOSS)        INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...       $18.89       (0.04)(5)          (0.13)           0.00            0.58
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............       $18.52       (0.00)              0.37            0.00            0.00

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...       $18.86       (0.11)(5)          (0.13)           0.00            0.58
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............       $18.52       (0.02)              0.36            0.00            0.00

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)....       $18.86       (0.11)(5)          (0.13)           0.00            0.58
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............       $18.52       (0.02)              0.36            0.00            0.00

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...       $18.89       (0.03)(5)          (0.12)           0.00            0.58
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............       $17.96       (0.01)              1.11           (0.00)          (0.17)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............       $13.15        0.00               4.83           (0.02)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............       $14.19       (0.01)             (0.19)          (0.04)          (0.80)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............       $12.78        0.08               2.12           (0.09)          (0.70)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .............       $ 9.84        0.07               3.16           (0.08)          (0.21)

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...       $18.90       (0.01)(5)          (0.13)           0.00            0.58
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............       $18.52        0.00               0.38            0.00            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...       $18.91       (0.01)(5)          (0.10)           0.00            0.58
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............       $18.52        0.02               0.37            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF  NET ASSET   ---------------------------------------------------
                                                        REALIZED  VALUE PER   NET INVESTMENT        GROSS    EXPENSES         NET
                                                           GAINS      SHARE    INCOME (LOSS)     EXPENSES      WAIVED    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.30            (0.38)%       1.37%      (0.01)%      1.36%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............          0.00     $18.89            (0.18)%       1.41%      (0.01)%      1.40%

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.20            (1.14)%       2.12%       0.00%       2.12%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............          0.00     $18.86            (0.95)%       2.16%      (0.01)%      2.15%

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.20            (1.14)%       2.12%       0.00%       2.12%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............          0.00     $18.86            (0.98)%       2.16%      (0.01)%      2.15%

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.32            (0.26)%       1.36%      (0.11)%      1.25%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          0.00     $18.89            (0.08)%       1.19%      (0.04)%      1.15%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          0.00     $17.96             0.01%        1.27%       0.00%       1.27%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          0.00     $13.15            (0.07)%       1.54%      (0.17)%      1.37%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          0.00     $14.19             0.68%        1.00%       0.00%       1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .............          0.00     $12.78             0.66%        1.00%       0.00%       1.00%

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.34            (0.06)%       1.05%      (0.01)%      1.04%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............          0.00     $18.90             0.03%        1.17%      (0.02)%      1.15%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...          0.00     $19.38             0.07%        0.93%      (0.03)%      0.90%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............          0.00     $18.91             0.40%        0.96%      (0.06)%      0.90%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...      5.17%         13%       $   17,689
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      2.00%         31%       $    4,938

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...      4.80%         13%       $    7,971
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      1.84%         31%       $    2,613

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...      4.80%         13%       $    4,107
JULY 26, 2004(4) TO OCTOBER 31, 2004..............      1.84%         31%       $    1,081

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)....      5.28%         13%       $  472,341
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............      6.18%         31%       $  498,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............     36.76%         18%       $  301,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............     (2.09)%        30%       $   81,390
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............     18.14%         44%       $    5,934
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .............     33.78%        101%       $    1,520

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...      5.33%         13%       $  111,368
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      2.05%         31%       $   81,232

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ...      5.49%         13%       $   48,931
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      2.11%         31%       $   17,376

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for the periods less than one year are not annualized.

(3) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(4)   Commencement of operations.

(5)   Calculated based upon average shares outstanding.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO ADVANTAGE C&B
                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund. The Fund is a diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into certain of the Funds. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Mid Cap Value Fund acquired all of the net assets of the C&B Mid Cap Value Portfolio.

      Effective April 11, 2005, the Wells Fargo C&B Mid Cap Value Fund changed its name to Wells Fargo Advantage C&B Mid Cap Value Fund. Also at this time, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class.

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as

WELLS FARGO ADVANTAGE C&B              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MID CAP VALUE FUND
--------------------------------------------------------------------------------

defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

SECURITY LOANS

      The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at April 30, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                  Sub-Advisory
                                                       Advisory Fees                                                Fees (% of
                                Average Daily          (% of Average                         Average Daily        Average Daily
Fund                              Net Assets         Daily Net Assets)     Sub-Adviser         Net Assets          Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP                     $0 - 499 million          0.750              Cooke &          $0 - 250 million          0.55
VALUE FUND                    $500 - 999 million          0.700            Bieler, L.P.     $250 - 500 million          0.50
                               $1 - 2.99 billion          0.650                             $500 - 750 million          0.45
                               $3 - 4.99 billion          0.625                                 > $750 million          0.40
                                  >$4.99 billion          0.600
-------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                  Admin Fees
                                                     Average Daily              (% of Average
                                                      Net Assets              Daily Net Assets)
-----------------------------------------------------------------------------------------------
FUND LEVEL                                         $0 - 4.99 billion                 0.05
                                                   $5 - 9.99 billion                 0.04
                                                   > $9.99 billion                   0.03
-----------------------------------------------------------------------------------------------
CLASS A                                                                              0.28
-----------------------------------------------------------------------------------------------
CLASS B                                                                              0.28
-----------------------------------------------------------------------------------------------
CLASS C                                                                              0.28
-----------------------------------------------------------------------------------------------
CLASS D                                                                              0.28
-----------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS*                                                                 0.10
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS**                                                                0.08
-----------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

 *    Prior to April 11, 2005, the Administrator Class fee was 0.20%.

**    Prior to April 11, 2005, the Institutional Class fee was 0.10%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO ADVANTAGE C&B
                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Fund                                                            Daily Net Assets
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                                0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS D, AND ADMINISTRATOR CLASS           0.25
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                   0.00

      For the six months ended April 30, 2005, shareholder servicing fees paid were as follows:

                                                                                   Administrator   Institutional
Fund                       Class A       Class B       Class C     Class D            Class           Class
----------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND     $15,057        $6,863        $3,669    $639,229           $16,153           $0
----------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens Inc. served as distributor to the Fund and received distribution fees at an annual rate of 0.75% of average daily net assets of the Fund's Class B and Class C shares.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended April 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios during the period were as follows:

                                                    Net Operating Expense Ratios
                                                                                   Administrator   Institutional
Fund                       Class A       Class B       Class C       Class D          Class           Class
----------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND     1.40%          2.15%         2.15%         1.25%            1.15%           0.90%
----------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

Fund                            Purchases at Cost              Sales Proceeds
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND             $110,641,338                  $84,230,195
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Fund pays a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended April 30, 2005, there were no borrowings under the agreement.

WELLS FARGO ADVANTAGE C&B                          OTHER INFORMATION (UNAUDITED)
MID CAP VALUE FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE **

------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee,                 Private Investor/Real Estate        None
60                          since 1987               Developer; Chairman of White
                                                     Point Capital, LLC.
------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee,                 Associate Professor of Finance,     None
62                          since 1987               Wake Forest University,
                                                     Calloway School of Business
                                                     and Accountancy.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee,                 Chairman, CEO, and Co-              None
62                          since 1998               Founder of Crystal Geyser
                            (Chairman, since 2005)   Water Company and President
                                                     of Crystal Geyser Roxane
                                                     Water Company.
------------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee,                 Retired. Prior thereto, President   None
71                          since 1987               of Richard M. Leach Associates
                                                     (a financial consulting firm).
------------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee,                 Senior Counselor to the public      None
53                          since 1996               relations firm of Himle-Horner
                                                     and Senior Fellow at the
                                                     Humphrey Institute,
                                                     Minneapolis, Minnesota (a
                                                     public policy organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee,                 Principal in the law firm of        None
64                          since 1996               Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO ADVANTAGE C&B
                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch            President,               Executive Vice President of         None
46                          since 2003               Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC. Senior Vice
                                                     President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC
                                                     from 2001 to 2003. Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo          Treasurer,               Senior Vice President of Wells      None
36                          since 2003               Fargo Bank, N.A. Senior Vice
                                                     President of Operations for
                                                     Wells Fargo Funds Management,
                                                     LLC. Prior thereto, Operations
                                                     Manager at Scudder Weisel
                                                     Capital, LLC from 2000 to
                                                     2001, Director of Shareholder
                                                     Services at BISYS Fund Services
                                                     from 1999 to 2000 and
                                                     Assistant Vice President of
                                                     Operations with Nicholas-
                                                     Applegate Capital Management
                                                     from 1993 to 1999.
------------------------------------------------------------------------------------------------------------
C. David Messman            Secretary,               Senior Counsel of Wells Fargo       None
45                          since 2000               Bank, N.A. Senior Vice
                                                     President and Secretary of Wells
                                                     Fargo Funds Management, LLC.
                                                     Vice President and Senior
                                                     Counsel of Wells Fargo Bank,
                                                     N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Mid Cap Value Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Cooke & Bieler are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Cooke & Bieler and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Cooke & Bieler under the Advisory Agreements. Responses of Funds Management and Cooke & Bieler to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Cooke & Bieler.

      The Board considered the ability of Funds Management and Cooke & Bieler, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Cooke & Bieler's compensation for its personnel involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Cooke & Bieler. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Cooke & Bieler.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was better than, or not appreciably below, the median performance of its Peer Group for most time periods. The Board also noted that the Fund's one-year performance was lower than the median performance of its Peer Group. The Board asked for a continued report on the Fund's performance.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO ADVANTAGE C&B
                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------

expense ratio of the Fund was lower than, or not appreciably higher than, the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates") payable by the Fund to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Cooke & Bieler for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than, or not appreciably higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Fund and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider profitability information with respect to Cooke & Bieler, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler had been negotiated by Funds Management on an arms length basis and that Cooke & Bieler's separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Cooke & Bieler to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Cooke & Bieler, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND COOKE & BIELER

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Cooke & Bieler as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Cooke & Bieler with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Cooke & Bieler as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Cooke & Bieler and its affiliates).

      The Board also considered the effectiveness of policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Cooke & Bieler regarding the allocation of portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Cooke & Bieler annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Funds Management and Cooke & Bieler at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depositary Receipt
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FFCB          -- Federal Farm Credit Bank
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GDR           -- Global Depositary Receipt
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
IDR           -- Industrial Development Revenue
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFHR          -- Single Family Housing Revenue
SFMR          -- Single Family Mortgage Revenue
SLMA          -- Student Loan Marketing Association
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares
XLCA          -- XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS  ADVANTAGE
FARGO  FUNDS

More information about wells fargo advantage funds(SM)        This report and the financial statements contained
is available free upon request. To obtain literature,         herein are submitted  for the general  information
please write, e-mail, or call:                                of the  shareholders  of the WELLS FARGO ADVANTAGE
                                                              FUNDS.  If this  report  is used  for  promotional
WELLS FARGO ADVANTAGE FUNDS                                   purposes,  distribution  of  the  report  must  be
P.O. Box 8266                                                 accompanied  or preceded by a current  prospectus.
Boston, MA 02266-8266                                         For  a   prospectus   containing   more   complete
                                                              information,  including charges and expenses, call
E-mail: wfaf@wellsfargo.com                                   1-800-222-8222.  Please  consider  the  investment
Retail Investment Professionals: 888-877-9275                 objective,  risks,  charges  and  expenses  of the
Institutional Investment Professionals: 866-765-0778          investment  carefully before  investing.  This and
Web: www.wellsfargo.com/advantagefundS                        other  information  about  WELLS  FARGO  ADVANTAGE
                                                              FUNDS can be found in the current prospectus. Read
                                                              the prospectus carefully before you invest or send
                                                              money.

                                                              Wells Fargo Funds Management,  LLC, a wholly-owned
                                                              subsidiary  of  Wells  Fargo &  Company,  provides
                                                              investment  advisory and  administrative  services
                                                              for  the  WELLS  FARGO  ADVANTAGE   FUNDS.   Other
                                                              affiliates  of  Wells  Fargo  &  Company   provide
                                                              sub-advisory and other services for the Funds. The
                                                              Funds  are   distributed   by  WELLS  FARGO  FUNDS
                                                              DISTRIBUTOR,  LLC, Member NASD/SIPC,  an affiliate
                                                              of Wells Fargo & Company.


              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved. |  www.wellsfargo.com/advantagefunds  |     SM50931 06-05
                                                                                                        SSMDCAP/SAR127 04-05

                                                                     [LOGO]
                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS
                                      APRIL 30, 2005

[GRAPHIC OMITTED]

                                    SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND

                                WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
    C&B TAX-MANAGED VALUE FUND ...........................................     2

FUND EXPENSES ............................................................     4
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    C&B TAX-MANAGED VALUE FUND ...........................................     5

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES ..................................     8
    STATEMENT OF OPERATIONS ..............................................     9
    STATEMENTS OF CHANGES IN NET ASSETS ..................................    10
    FINANCIAL HIGHLIGHTS .................................................    12

NOTES TO FINANCIAL STATEMENTS ............................................    14
--------------------------------------------------------------------------------

OTHER INFORMATION ........................................................    17
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ....................................................    22
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS          WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND semi-annual report for the six-month period ended April 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004. Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation could continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM and Ford would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND (the Fund) seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

ADVISER                                               SUB-ADVISER
    Wells Fargo Funds Management, LLC                     Cooke & Bieler, L.P.

FUND MANAGERS                                         INCEPTION DATE
    Kermit S. Eck, CFA        Michael M. Meyer, CFA       2/12/1997
    Edward W. O'Connor, CFA   James R. Norris
    Mehul Trivedi, CFA        R. James O'Neil, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.23%(1) (excluding sales charges) for the six-month period ended April 30, 2005, underperforming its benchmark, the Russell 1000(R) Value Index(2), which returned 6.72%, and performing in line with its other benchmark, the S&P 500 Index(3), which returned 3.28%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE SHOWN IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS SHARES AND CLASS D SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN ONE YEAR AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Despite its underperformance relative to its benchmarks, we were reasonably pleased with the Fund's performance. Generally speaking, the Fund's results reflected the subdued tone of the broad investing landscape during the six-month period. The Fund benefited from owning many individual stocks with strong or improving company fundamentals. Representing a diverse group of sectors, major contributors to the Fund's performance included HCA, Wendy's International, Baxter International, and ExxonMobil. Of course, not all stock picks were strong. Fund portfolio holdings that were disappointing during the period included Manpower, Molex, MBIA, and Jones Apparel Group.

      The most significant drag on performance was the Fund's continued limited exposure to the energy sector. We have avoided the sector because we believe these stocks' fundamentals do not merit such high valuations. Based on our research and experience, such high share prices are likely to be unsustainable, and the stocks could be poised to fall at the first sign of fundamental trouble. However, we realize that speculating on oil prices--or anything else in the investment world--is extremely unpredictable in the short term. Oil prices and energy stocks could continue to rise, detracting from the Fund's relative performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The precariousness of trying to forecast short-term trends is the primary reason we stay focused on the long-term picture. We remain committed to evaluating those variables that we believe are more straightforward to analyze and predict, such as fundamentals and valuations.

      We established new positions in a number of companies we believe offered compelling values, including Nokia, Gannett, and Allstate. To make room for these opportunities, we sold the Fund's stakes in Boeing, Computer Sciences, and Aon - companies that were sold due to valuation or fundamental concerns.

      As a result, we believe potential investment opportunities are much better elsewhere in the market. Over the past 6 months, we have added to the Fund's existing holdings that were temporarily out of favor, we established new positions in a number of companies, including Gannett (media/services), Allstate (insurance), State Street (finance), Boston Scientific (healthcare), Nokia and Flextronics International (technology). To make room for these opportunities in the portfolio, we sold our stake in Bank of New York, Boeing, Computer Sciences, and Steelcase.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the outlook for the economy is generally favorable but with several caveats. First, oil prices are a wild card that could result in uncomfortably high inflation and more aggressive interest rate hikes by the Federal Reserve. Also, the current interest rate level has begun to increase bonds' attractiveness relative to stocks. Finally, we believe equity valuations are less compelling than they were several years ago, and the market's current valuation does not allow much room for economic disappointment.

      Given these factors, we are cautiously optimistic about the prospects for the U.S. stock market. We continue to believe stock selection, rather than sector selection, will be increasingly important in driving investment performance. What's more, fundamentals, and ultimately a company's ability to generate expected cash flow, a sign of its competitive advantage and financial discipline, will play a significant role in determining a stock's success. Against this backdrop, we believe an unwavering focus on owning high-quality stocks is more important than ever.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND.

PERFORMANCE HIGHLIGHTS          WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                            -----------------------------------------  ---------------------------------------
                                            6-Months*  1-Year    5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Fund - Class A
 (incept. 2/12/1997)                         (2.70)    (0.22)      6.97      8.92        3.23      5.90     8.25       9.71
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Fund - Class B
 (incept. 2/12/1997)                         (2.13)    (0.12)      7.14      8.91        2.87      4.88     7.44       8.91
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Fund - Class C
 (incept. 2/12/1997)                          1.86      3.92       7.45      8.92        2.86      4.92     7.45       8.92
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Fund - Class D
 (incept. 2/12/1997)                                                                     3.23      5.71     8.21       9.69
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Fund -
  Administrator Class (incept. 2/12/1997)                                                3.34      5.89     8.25       9.71
------------------------------------------------------------------------------------------------------------------------------
Benchmarks
  Russell 1000(R) Value Index(2)                                                         6.72     13.92     5.06       8.99
------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(3)                                                                       3.28      6.33    (2.94)      6.41

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
American Express Company                                              3.11%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                               3.05%
--------------------------------------------------------------------------------
Molex Incorporated Class A                                            2.95%
--------------------------------------------------------------------------------
State Street Corporation                                              2.92%
--------------------------------------------------------------------------------
General Dynamics Corporation                                          2.87%
--------------------------------------------------------------------------------
Berkshire Hathaway Incorporated                                       2.81%
--------------------------------------------------------------------------------
McDonald's Corporation                                                2.78%
--------------------------------------------------------------------------------
Wendy's International Incorporated                                    2.69%
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                2.56%
--------------------------------------------------------------------------------
Manpower Incorporated                                                 2.56%

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Beta**                                                                 0.79
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                15.67
--------------------------------------------------------------------------------
Price to Book Ratio                                                    3.73
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                             $ 20.35
--------------------------------------------------------------------------------
Portfolio Turnover                                                       27%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

SECTOR DISTRIBUTION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Consumer Discretionary                                                  27%
--------------------------------------------------------------------------------
Consumer Staples                                                         7%
--------------------------------------------------------------------------------
Energy                                                                   5%
--------------------------------------------------------------------------------
Financials                                                              22%
--------------------------------------------------------------------------------
Health Care                                                             11%
--------------------------------------------------------------------------------
Industrials                                                             17%
--------------------------------------------------------------------------------
Information Technology                                                   7%
--------------------------------------------------------------------------------
Materials                                                                1%
--------------------------------------------------------------------------------
Telecommunication Services                                               3%

GROWTH OF $10,000 INVESTMENT(6) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                   WELLS FARGO ADVANTAGE C&B
                WELLS FARGO ADVANTAGE C&B TAX   TAX-MANAGED VALUE FUND - ADMIN.
                MANAGED VALUE FUND - CLASS A                 CLASS                RUSSELL 1000(R) VALUE INDEX      S&P 500 INDEX
 2/18/1997          9,425.07                              10,000.00                         10,000                      10,000
 2/28/1997          9,311.97                               9,880.00                         10,147                      10,079
 3/31/1997          9,236.57                               9,800.00                          9,782                       9,665
 4/30/1997          9,388.10                               9,960.77                         10,193                      10,242
 5/31/1997         10,191.71                              10,813.41                         10,762                      10,865
 6/30/1997         10,702.24                              11,355.08                         11,224                      11,351
 7/31/1997         11,488.61                              12,189.42                         12,069                      12,254
 8/31/1997         10,985.81                              11,655.94                         11,639                      11,568
 9/30/1997         11,450.66                              12,149.16                         12,342                      12,201
10/31/1997         10,889.28                              11,553.52                         11,997                      11,794
11/30/1997         11,222.14                              11,906.68                         12,528                      12,340
12/31/1997         11,307.99                              11,997.77                         12,893                      12,551
 1/31/1998         11,231.65                              11,916.77                         12,711                      12,690
 2/28/1998         12,128.66                              12,868.49                         13,567                      13,605
 3/31/1998         12,624.87                              13,394.98                         14,396                      14,301
 4/30/1998         12,509.66                              13,272.73                         14,493                      14,445
 5/31/1998         12,232.30                              12,978.46                         14,278                      14,197
 6/30/1998         12,098.41                              12,836.40                         14,461                      14,773
 7/31/1998         11,618.62                              12,327.35                         14,206                      14,616
 8/31/1998          9,845.15                              10,445.70                         12,092                      12,505
 9/30/1998         10,544.95                              11,188.19                         12,786                      13,306
10/31/1998         11,778.00                              12,496.46                         13,776                      14,388
11/30/1998         12,211.37                              12,956.26                         14,418                      15,259
12/31/1998         12,368.83                              13,123.31                         14,908                      16,138
 1/31/1999         11,751.35                              12,468.17                         15,028                      16,813
 2/28/1999         11,867.13                              12,591.01                         14,815                      16,290
 3/31/1999         12,233.75                              12,980.00                         15,122                      16,942
 4/30/1999         13,210.11                              14,015.90                         16,534                      17,598
 5/31/1999         13,268.13                              14,077.46                         16,353                      17,183
 6/30/1999         13,645.29                              14,477.62                         16,827                      18,136
 7/31/1999         13,373.65                              14,189.42                         16,335                      17,570
 8/31/1999         12,908.48                              13,695.88                         15,729                      17,483
 9/30/1999         12,472.77                              13,233.59                         15,179                      17,005
10/31/1999         12,511.66                              13,274.85                         16,053                      18,080
11/30/1999         12,589.43                              13,357.37                         15,927                      18,448
12/31/1999         13,055.29                              13,851.63                         16,004                      19,533
 1/31/2000         12,870.17                              13,655.23                         15,482                      18,552
 2/29/2000         11,827.70                              12,549.17                         14,332                      18,201
 3/31/2000         13,394.27                              14,211.30                         16,080                      19,981
 4/30/2000         13,570.00                              14,397.75                         15,893                      19,380
 5/31/2000         14,233.86                              15,102.10                         16,061                      18,983
 6/30/2000         13,795.12                              14,636.61                         15,327                      19,451
 7/31/2000         13,804.92                              14,647.00                         15,519                      19,148
 8/31/2000         14,421.73                              15,301.44                         16,382                      20,336
 9/30/2000         14,582.43                              15,471.93                         16,532                      19,263
10/31/2000         15,053.78                              15,972.04                         16,938                      19,181
11/30/2000         15,034.14                              15,951.20                         16,309                      17,670
12/31/2000         15,899.63                              16,869.49                         17,127                      17,757
 1/31/2001         15,684.63                              16,641.37                         17,192                      18,386
 2/28/2001         15,329.87                              16,264.97                         16,714                      16,711
 3/31/2001         14,865.44                              15,772.22                         16,124                      15,653
 4/30/2001         15,059.48                              15,978.09                         16,914                      16,868
 5/31/2001         15,717.05                              16,675.77                         17,294                      16,981
 6/30/2001         15,215.59                              16,143.73                         16,911                      16,568
 7/31/2001         15,583.02                              16,533.57                         16,875                      16,405
 8/31/2001         15,528.98                              16,476.24                         16,199                      15,379
 9/30/2001         14,779.89                              15,681.45                         15,059                      14,137
10/31/2001         14,758.24                              15,658.47                         14,929                      14,407
11/30/2001         15,397.07                              16,336.28                         15,797                      15,512
12/31/2001         15,744.84                              16,705.26                         16,169                      15,648
 1/31/2002         15,896.76                              16,866.44                         16,045                      15,420
 2/28/2002         16,243.99                              17,234.86                         16,070                      15,122
 3/31/2002         16,751.12                              17,772.91                         16,831                      15,691
 4/30/2002         16,414.36                              17,415.60                         16,253                      14,740
 5/31/2002         16,414.36                              17,415.60                         16,335                      14,632
 6/30/2002         15,503.96                              16,449.68                         15,397                      13,590
 7/31/2002         14,471.08                              15,353.80                         13,966                      12,531
 8/31/2002         14,590.68                              15,480.69                         14,071                      12,613
 9/30/2002         13,196.80                              14,001.79                         12,507                      11,243
10/31/2002         14,101.29                              14,961.45                         13,433                      12,232
11/30/2002         15,300.01                              16,233.29                         14,280                      12,951
12/31/2002         14,599.23                              15,489.75                         13,659                      12,191
 1/31/2003         14,063.37                              14,921.21                         13,329                      11,872
 2/28/2003         13,374.42                              14,190.24                         12,973                      11,694
 3/31/2003         13,462.11                              14,283.28                         12,995                      11,806
 4/30/2003         14,842.28                              15,747.63                         14,139                      12,779
 5/31/2003         15,882.88                              16,851.71                         15,051                      13,452
 6/30/2003         16,101.32                              17,083.48                         15,240                      13,624
 7/31/2003         16,342.79                              17,339.67                         15,466                      13,864
 8/31/2003         17,023.28                              18,061.67                         15,707                      14,134
 9/30/2003         16,523.64                              17,531.56                         15,554                      13,984
10/31/2003         17,545.38                              18,615.62                         16,506                      14,775
11/30/2003         17,820.04                              18,907.04                         16,730                      14,905
12/31/2003         18,701.06                              19,841.79                         17,761                      15,686
 1/31/2004         18,932.21                              20,087.04                         18,074                      15,974
 2/29/2004         19,471.56                              20,659.28                         18,461                      16,196
 3/31/2004         19,269.48                              20,444.87                         18,299                      15,951
 4/30/2004         19,049.25                              20,211.21                         17,852                      15,701
 5/31/2004         19,214.42                              20,386.45                         18,034                      15,916
 6/30/2004         19,662.46                              20,861.81                         18,460                      16,226
 7/31/2004         19,056.28                              20,218.65                         18,200                      15,689
 8/31/2004         19,199.56                              20,358.98                         18,459                      15,752
 9/30/2004         19,453.05                              20,616.24                         18,745                      15,922
10/31/2004         19,541.23                              20,709.79                         19,057                      16,165
11/30/2004         20,103.33                              21,294.48                         20,020                      16,819
12/31/2004         20,972.50                              22,227.73                         20,691                      17,391
 1/31/2005         20,465.38                              21,688.81                         20,323                      16,967
 2/28/2005         20,814.73                              22,072.04                         20,997                      17,324
 3/31/2005         20,589.34                              21,832.52                         20,709                      17,018
 4/30/2005         20,172.37                              21,401.38                         20,338                      16,694

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND was named the Wells Fargo C&B Tax-Managed Value Fund.

      Performance shown for Class A, Class B, Class C, Class D and Administrator Class (formerly named Institutional Class) shares of the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Tax-Managed Value Portfolio, the predecessor fund, adjusted to reflect the sales charges and expenses applicable to each share class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2)   The  Russell  1000(R)  Value  Index measures  performance of those Russell
1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(4)   Portfolio holdings and characteristics are subject to change.

(5)   The  ten  largest  equity  holdings  are  calculated   based on the market
value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND Class A shares and Administrator Class shares for the life of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND                   FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Beginning           Ending
                                                        Account           Account          Expenses
                                                         Value             Value         Paid During      Net Annual
                                                       11/1/2004         4/30/2005      the Period (1)  Expense Ratio
C&B Tax Managed Value Fund
---------------------------------------------------------------------------------------------------------------------
C&B Tax Managed Value Fund - Class A
Actual                                                 $ 1,000.00        $ 1,032.30       $ 6.05           1.20%
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,018.84       $ 6.01           1.20%
---------------------------------------------------------------------------------------------------------------------
C&B Tax Managed Value Fund - Class B
Actual                                                 $ 1,000.00        $ 1,028.70       $ 9.81           1.95%
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,015.12       $ 9.74           1.95%
---------------------------------------------------------------------------------------------------------------------
C&B Tax Managed Value Fund - Class C
Actual                                                 $ 1,000.00        $ 1,028.60       $ 9.81           1.95%
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,015.12       $ 9.74           1.95%
---------------------------------------------------------------------------------------------------------------------
C&B Tax Managed Value Fund - Class D
Actual                                                 $ 1,000.00        $ 1,032.30       $ 6.05           1.20%
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,018.84       $ 6.01           1.20%
---------------------------------------------------------------------------------------------------------------------
C&B Tax Managed Value Fund - Administrator Class
Actual                                                 $ 1,000.00        $ 1,033.40       $ 4.79           0.95%
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00        $ 1,020.08       $ 4.76           0.95%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --     WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                 VALUE
COMMON STOCKS - 93.95%

APPAREL & ACCESSORY STORES - 1.38%
       8,400   KOHL'S CORPORATION+                                                        $    399,840
                                                                                          ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.77%
      11,670   JONES APPAREL GROUP INCORPORATED                                                355,351
       7,840   VF CORPORATION                                                                  443,666

                                                                                               799,017
                                                                                          ------------

BUSINESS SERVICES - 8.17%
      18,000   MANPOWER INCORPORATED                                                           693,900
      22,710   MICROSOFT CORPORATION                                                           574,563
       7,900   OMNICOM GROUP INCORPORATED                                                      654,910
      81,630   PARAMETRIC TECHNOLOGY CORPORATION+                                              434,272

                                                                                             2,357,645
                                                                                          ------------

CHEMICALS & ALLIED PRODUCTS - 5.23%
      13,600   BRISTOL-MYERS SQUIBB COMPANY                                                    353,600
      12,800   COLGATE PALMOLIVE COMPANY                                                       637,312
      15,300   MERCK & COMPANY INCORPORATED                                                    518,670

                                                                                             1,509,582
                                                                                          ------------

COMMUNICATIONS - 4.71%
      21,000   COMCAST CORPORATION+                                                            666,330
      26,550   VODAFONE GROUP PLC ADR                                                          694,017

                                                                                             1,360,347
                                                                                          ------------

DEPOSITORY INSTITUTIONS - 6.43%
      12,842   BANK OF AMERICA CORPORATION                                                     578,404
      13,760   JP MORGAN CHASE & COMPANY                                                       488,342
      17,100   STATE STREET CORPORATION                                                        790,533

                                                                                             1,857,279
                                                                                          ------------

EATING & DRINKING PLACES - 6.61%
      17,400   ARAMARK CORPORATION CLASS B                                                     426,474
      25,680   MCDONALD'S CORPORATION                                                          752,681
      17,000   WENDY'S INTERNATIONAL INCORPORATED                                              729,810

                                                                                             1,908,965
                                                                                          ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.30%
      27,000   FLEXTRONICS INTERNATIONAL LIMITED+                                              301,050
      34,900   MOLEX INCORPORATED CLASS A                                                      798,861
      27,000   NOKIA OYJ ADR                                                                   431,460

                                                                                             1,531,371
                                                                                          ------------

FOOD & KINDRED PRODUCTS - 1.79%
      11,020   ANHEUSER-BUSCH COMPANIES INCORPORATED                                           516,507
                                                                                          ------------

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND     PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                 VALUE
FURNITURE & FIXTURES - 2.10%
      22,490   LEGGETT & PLATT INCORPORATED                                               $    606,330
                                                                                          ------------

GENERAL MERCHANDISE STORES - 1.51%
      42,900   BIG LOTS INCORPORATED+                                                          436,722
                                                                                          ------------

HEALTH SERVICES - 2.11%
      10,900   HCA INCORPORATED                                                                608,656
                                                                                          ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.64%
         272   BERKSHIRE HATHAWAY INCORPORATED+                                                761,059
                                                                                          ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.57%
      20,300   DOVER CORPORATION                                                               738,108
       8,120   EATON CORPORATION                                                               476,644
      15,250   PITNEY BOWES INCORPORATED                                                       681,980

                                                                                             1,896,732
                                                                                          ------------

INSURANCE CARRIERS - 6.52%
      11,600   ALLSTATE CORPORATION                                                            651,456
      12,670   MBIA INCORPORATED                                                               663,655
      14,500   PRINCIPAL FINANCIAL GROUP INCORPORATED                                          566,660

                                                                                             1,881,771
                                                                                          ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 4.71%
      17,410   BAXTER INTERNATIONAL INCORPORATED                                               645,911
       5,100   BECTON DICKINSON & COMPANY                                                      298,452
      14,000   BOSTON SCIENTIFIC CORPORATION+                                                  414,120

                                                                                             1,358,483
                                                                                          ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.26%
      34,500   HASBRO INCORPORATED                                                             652,740
                                                                                          ------------

MISCELLANEOUS RETAIL - 2.23%
      23,830   ZALE CORPORATION+                                                               644,125
                                                                                          ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.05%
      16,600   AMERICAN EXPRESS COMPANY                                                        874,820
      12,200   COUNTRYWIDE FINANCIAL CORPORATION                                               441,518
       7,000   FREDDIE MAC                                                                     430,640

                                                                                             1,746,978
                                                                                          ------------

PAPER & ALLIED PRODUCTS - 2.06%
       9,500   KIMBERLY-CLARK CORPORATION                                                      593,275
                                                                                          ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.74%
      14,500   EXXONMOBIL CORPORATION                                                          826,935
       9,280   ROYAL DUTCH PETROLEUM COMPANY                                                   540,560

                                                                                             1,367,495
                                                                                          ------------

PORTFOLIO OF INVESTMENTS --     WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
 APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                 VALUE
PRIMARY METAL INDUSTRIES - 2.20%
      10,000   ENGELHARD CORPORATION                                                      $    306,300
       7,600   HUBBELL INCORPORATED CLASS B                                                    330,220

                                                                                               636,520
                                                                                          ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.00%
       7,500   GANNETT COMPANY INCORPORATED                                                    577,500
                                                                                          ------------

TRANSPORTATION EQUIPMENT - 2.69%
       7,400   GENERAL DYNAMICS CORPORATION                                                    777,370
                                                                                          ------------

WATER TRANSPORTATION - 1.17%
       6,900   CARNIVAL CORPORATION                                                            337,272
                                                                                          ------------

TOTAL COMMON STOCKS (COST $24,694,713)                                                      27,123,581
                                                                                          ------------

SHORT-TERM INVESTMENTS - 6.51%
   1,878,775   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                   1,878,775
                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,878,775)                                               1,878,775
                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $26,573,488)*                                100.46%                                $ 29,002,356
OTHER ASSETS AND LIABILITIES, NET                   (0.46)                                    (133,294
                                                   ------                                 ------------
TOTAL NET ASSETS                                   100.00%                                $ 28,869,062
                                                   ======                                 ============

 +    NON-INCOME EARNING SECURITIES.

 ~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,878,775.

 * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                        STATEMENT OF ASSETS AND LIABILITIES
C&B TAX-MANAGED VALUE FUND                         -- APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   C&B
                                                                                           TAX-MANAGED
                                                                                            VALUE FUND
------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE...................................................       $ 27,123,581
  INVESTMENTS IN AFFILIATES........................................................          1,878,775
                                                                                          ------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW)................................         29,002,356
                                                                                          ------------
  RECEIVABLE FOR FUND SHARES ISSUED................................................             24,392
  RECEIVABLE FOR INVESTMENTS SOLD..................................................            161,987
  RECEIVABLES FOR DIVIDENDS AND INTEREST...........................................             31,450
                                                                                          ------------
TOTAL ASSETS.......................................................................         29,220,185
                                                                                          ------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED.................................................             67,720
  PAYABLE FOR INVESTMENTS PURCHASED................................................            258,629
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)............................             17,983
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR..........................................              5,912
  ACCRUED EXPENSES AND OTHER LIABILITIES...........................................                879
                                                                                          ------------
TOTAL LIABILITIES..................................................................            351,123
                                                                                          ------------
TOTAL NET ASSETS...................................................................       $ 28,869,062
                                                                                          ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL..................................................................       $ 26,279,237
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS).......................................             43,966
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS............................            116,991
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
  TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES..........          2,428,868
                                                                                          ------------
TOTAL NET ASSETS...................................................................       $ 28,869,062
                                                                                          ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A.............................................................       $  2,825,427
  SHARES OUTSTANDING - CLASS A.....................................................            157,804
  NET ASSET VALUE PER SHARE - CLASS A..............................................       $      17.90
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2)....................................       $      18.99
  NET ASSETS - CLASS B.............................................................       $  1,138,782
  SHARES OUTSTANDING - CLASS B.....................................................             64,056
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B...........................       $      17.78
  NET ASSETS - CLASS C.............................................................       $    581,862
  SHARES OUTSTANDING - CLASS C.....................................................             32,701
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C...........................       $      17.79
  NET ASSETS - CLASS D.............................................................       $ 22,941,357
  SHARES OUTSTANDING - CLASS D.....................................................          1,284,554
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D...........................       $      17.86
  NET ASSETS - ADMINISTRATOR CLASS.................................................       $  1,381,634
  SHARES OUTSTANDING - ADMINISTRATOR CLASS.........................................             77,322
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS...............       $      17.87
                                                                                          ------------
INVESTMENTS AT COST................................................................       $ 26,573,488
                                                                                          ============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                             WELLS FARGO ADVANTAGE C&B
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)       TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

                                                                                                   C&B
                                                                                           TAX-MANAGED
                                                                                            VALUE FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1).....................................................................       $    301,522
  INTEREST.........................................................................                256
  INCOME FROM AFFILIATED SECURITIES................................................             19,646
  SECURITIES LENDING INCOME, NET...................................................                374
                                                                                          ------------
TOTAL INVESTMENT INCOME............................................................            321,798
                                                                                          ------------

EXPENSES
  ADVISORY FEES....................................................................            105,625
  ADMINISTRATION FEES
    FUND LEVEL.....................................................................              7,042
    CLASS A........................................................................              4,052
    CLASS B........................................................................              1,257
    CLASS C........................................................................                527
    CLASS D........................................................................             31,786
    ADMINISTRATOR CLASS............................................................              1,215
  CUSTODY FEES.....................................................................              2,817
  SHAREHOLDER SERVICING FEES.......................................................             33,786
  ACCOUNTING FEES..................................................................             22,724
  DISTRIBUTION FEES (NOTE 3)
    CLASS B........................................................................              3,368
    CLASS C........................................................................              1,411
  AUDIT FEES.......................................................................              8,478
  LEGAL FEES.......................................................................                 49
  REGISTRATION FEES................................................................                 49
  SHAREHOLDER REPORTS..............................................................              1,247
  TRUSTEES' FEES...................................................................              3,383
  OTHER FEES AND EXPENSES..........................................................              1,097
                                                                                          ------------
TOTAL EXPENSES.....................................................................            229,913
                                                                                          ------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3).....................................            (57,751)
  NET EXPENSES.....................................................................            172,162
                                                                                          ------------
NET INVESTMENT INCOME (LOSS).......................................................            149,636
                                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION..................            136,635
                                                                                          ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS..........................................            136,635
                                                                                          ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION..................            384,841
                                                                                          ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS................            384,841
                                                                                          ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.............................            521,476
                                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................       $    671,112
                                                                                          ============

  (1)  NET OF FOREIGN WITHHOLDING TAXES OF.........................................       $      3,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE
C&B TAX-MANAGED VALUE FUND                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           C&B TAX-MANAGED VALUE FUND
                                                                                   ---------------------------------------
                                                                                    FOR THE SIX MONTHS
                                                                                  ENDED APRIL 30, 2005  FOR THE YEAR ENDED
                                                                                            (UNAUDITED)   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................       $ 23,121,050        $  9,147,073

OPERATIONS: .......................................................................
   NET INVESTMENT INCOME (LOSS) ...................................................            149,636              59,629
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................            136,635             549,417
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS.............            384,841             651,539
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................            671,112           1,260,585
                                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A .....................................................................            (11,248)                  0
      CLASS B .....................................................................             (2,383)                  0
      CLASS C .....................................................................               (624)                  0
      CLASS D .....................................................................           (104,526)            (40,558)
      ADMINISTRATOR CLASS .........................................................             (7,423)                  0

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................            (40,535)                  0
      CLASS B .....................................................................            (14,557)                  0
      CLASS C .....................................................................             (3,919)                  0
      CLASS D .....................................................................           (392,202)                  0
      ADMINISTRATOR CLASS .........................................................            (22,849)                  0
                                                                                          ------------        ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................           (600,266)            (40,558)
                                                                                          ------------        ------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................          3,156,924           1,464,268
   REINVESTMENTS OF DISTRIBUTIONS - CLASS A .......................................             51,250                   0
   COST OF SHARES REDEEMED - CLASS A ..............................................         (1,798,750)            (43,459)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS A .........................................................................          1,409,424           1,420,809
                                                                                          ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................            791,568             398,606
   REINVESTMENTS OF DISTRIBUTIONS - CLASS B .......................................             15,398                   0
   COST OF SHARES REDEEMED - CLASS B ..............................................            (49,025)             (6,479)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
 CLASS B ..........................................................................            757,941             392,127
                                                                                          ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................            468,540             171,542
   REINVESTMENTS OF DISTRIBUTIONS - CLASS C .......................................              3,393                   0
   COST OF SHARES REDEEMED - CLASS C ..............................................            (54,338)                  0
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
 CLASS C ..........................................................................            417,595             171,542
                                                                                          ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS D ............................................          6,923,898          12,580,545
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ........................................            467,118                   0
   COST OF SHARES REDEEMED - CLASS D ..............................................         (4,471,611)         (2,968,697)
                                                                                          ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
 CLASS D ..........................................................................          2,919,405           9,611,848
                                                                                          ------------        ------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......................            171,972           1,167,257
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................                829              (9,633)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
 ADMINISTRATOR CLASS ..............................................................            172,801           1,157,624
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS....          5,677,166          12,753,950
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................          5,748,012          13,973,977
                                                                                          ============        ============
ENDING NET ASSETS .................................................................       $ 28,869,062        $ 23,121,050
                                                                                          ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO ADVANTAGE C&B
                                                          TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

                                                                                         C&B TAX-MANAGED VALUE FUND
                                                                                   --------------------------------------
                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED APRIL 30, 2005 FOR THE YEAR ENDED
                                                                                            (UNAUDITED)   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A...........................................................            172,272              83,591
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A........................              2,808                   0
   SHARES REDEEMED - CLASS A.......................................................            (98,360)             (2,507)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A............................             76,720              81,084
                                                                                          ------------        ------------
   SHARES SOLD - CLASS B...........................................................             43,536              22,723
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B........................                848                   0
   SHARES REDEEMED - CLASS B.......................................................             (2,688)               (363)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B............................             41,696              22,360
                                                                                          ------------        ------------
   SHARES SOLD - CLASS C...........................................................             25,607               9,867
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C........................                187                   0
   SHARES REDEEMED - CLASS C.......................................................             (2,960)                  0
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C............................             22,834               9,867
                                                                                          ------------        ------------
   SHARES SOLD - CLASS D...........................................................            379,801             725,438
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D........................             25,666                   0
   SHARES REDEEMED - CLASS D.......................................................           (246,049)           (173,198)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D............................            159,418             552,240
                                                                                          ------------        ------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1)......................................              9,429              68,417
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1)..................................                 46                (569)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS................              9,475              67,848
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
 TRANSACTIONS .....................................................................            310,143             733,399
                                                                                          ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS).......................       $     43,966        $     20,534
                                                                                          ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         NET REALIZED
                                                              BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                              NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                              VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                                  SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     $ 17.73         0.09             0.49          (0.08)         (0.33)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     $ 17.06         0.01             0.66           0.00           0.00

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     $ 17.65         0.03             0.48          (0.05)         (0.33)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     $ 17.06        (0.01)            0.60           0.00           0.00

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     $ 17.66         0.04             0.47          (0.05)         (0.33)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     $ 17.06         0.00             0.60           0.00           0.00

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     $ 17.70         0.10             0.48          (0.09)         (0.33)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......................     $ 15.97         0.07             1.72          (0.05)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......................     $ 12.94         0.09             3.05          (0.10)         (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......................     $ 13.63         0.09            (0.69)         (0.09)          0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ......................     $ 15.33         0.13            (0.39)         (0.14)         (1.30)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ......................     $ 12.87         0.15             2.45          (0.14)          0.00

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     $ 17.71         0.13             0.47          (0.11)         (0.33)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     $ 17.06         0.03             0.62           0.00           0.00


(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for less than one year are not annualized.

(3) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(4)   Commencement of operations.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

                                                          DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           IN EXCESS OF  NET ASSET   ----------------------------------------------
                                                               REALIZED  VALUE PER   NET INVESTMENT     GROSS   EXPENSES        NET
                                                                  GAINS      SHARE    INCOME (LOSS)  EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............        0.00    $ 17.90           0.93%       1.61%   (0.41)%       1.20%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................        0.00    $ 17.73           0.34%       2.03%   (0.83)%       1.20%

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............        0.00    $ 17.78           0.12%       2.37%   (0.42)%       1.95%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................        0.00    $ 17.65          (0.49)%      2.78%   (0.83)%       1.95%

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............        0.00    $ 17.79           0.11%       2.36%   (0.41)%       1.95%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................        0.00    $ 17.66          (0.33)%      2.86%   (0.91)%       1.95%

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............        0.00    $ 17.86           1.12%       1.61%   (0.41)%       1.20%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......................        0.00    $ 17.70           0.39%       1.51%   (0.29)%       1.22%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......................        0.00    $ 15.97           0.65%       1.76%   (0.51)%       1.25%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......................        0.00    $ 12.94           0.66%       2.63%   (1.44)%       1.19%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ......................        0.00    $ 13.63           0.94%       1.00%    0.00%        1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ......................        0.00    $ 15.33           0.96%       1.00%    0.00%        1.00%

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............        0.00    $ 17.87           1.40%       1.30%   (0.35)%       0.95%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................        0.00    $ 17.71           0.77%       1.80%   (0.85)%       0.95%


                                                                          PORTFOLIO     NET ASSETS AT
                                                               TOTAL       TURNOVER     END OF PERIOD
                                                           RETURN(2)        RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     3.23%           27%          $  2,825
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     3.93%           25%          $  1,438

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     2.87%           27%          $  1,138
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     3.46%           25%          $    395

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     2.86%           27%          $    582
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     3.52%           25%          $    174

CLASS D
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     3.23%           27%          $ 22,941
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......................    11.19%           25%          $ 19,913
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......................     24.42%          31%          $  9,147
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......................    (4.45)%          32%          $  4,799
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ......................    (1.96)%          16%          $  2,623
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ......................     20.32%           9%          $  2,253

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ............     3.34%           27%          $  1,382
JULY 26, 2004(4) TO OCTOBER 31, 2004 ......................     3.81%           25%          $  1,201

WELLS FARGO ADVANTAGE
C&B TAX-MANAGED VALUE FUND             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Tax-Managed Value Fund. The Fund is a diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into certain of the Funds. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Tax-Managed Value Fund acquired all of the net assets of the C&B Tax-Managed Value Portfolio.

      Effective April 11, 2005, the Wells Fargo C&B Tax-Managed Value Fund changed its name to Wells Fargo Advantage C&B Tax-Managed Value Fund. Also at this time, the Institutional Class changed its name to Administrator Class.

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO ADVANTAGE C&B
                                                          TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

SECURITY LOANS

      The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Fund and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at April 30, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                          Advisory Fees                                            Sub-Advisory Fees
                      Average Daily       (% of Average                         Average Daily        (% of Average
Fund                    Net Assets      Daily Net Assets)      Sub-Adviser       Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------
C&B TAX-MANAGED    $   0 - 499 million        0.750              Cooke &     $   0 - 250 million         0.45
VALUE FUND         $ 500 - 999 million        0.700           Bieler, L.P.   $ 250 - 500 million         0.40
                   $  1 - 2.99 billion        0.650                          $ 500 - 750 million         0.35
                   $  3 - 4.99 billion        0.625                         >$       750 million         0.30
                  >$      4.99 billion        0.600
--------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Admin Fees
                              Average Daily               (% of Average
                               Net Assets               Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                 $ 0 - 4.99 billion                   0.05
--------------------------------------------------------------------------------
                           $ 5 - 9.99 billion                   0.04
--------------------------------------------------------------------------------
                         > $     9.99 billion                   0.03
--------------------------------------------------------------------------------
CLASS A                                                         0.28
--------------------------------------------------------------------------------
CLASS B                                                         0.28
--------------------------------------------------------------------------------
CLASS C                                                         0.28
--------------------------------------------------------------------------------
CLASS D                                                         0.28
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS*                                            0.10

*     Prior to April 11, 2005, the class level fee was 0.20%.

WELLS FARGO ADVANTAGE
C&B TAX-MANAGED VALUE FUND             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Fund                                                            Daily Net Assets
--------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND                                            0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS D, AND ADMINISTRATOR CLASS           0.25
--------------------------------------------------------------------------------

      For the six months ended April 30, 2005, shareholder servicing fees paid were as follows:

Fund                         Class A   Class B   Class C    Class D    Administrator Class
------------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND  $ 3,618    $ 1,123    $ 470     $ 28,381           $ 194
------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens Inc. served as distributor to the Fund and received distribution fees at an annual rate of 0.75% of average daily net assets of the Fund's Class B and Class C shares.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from the Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended April 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios during the period were as follows:

                                      Net Operating Expense Ratios
                                                                     Administrator
Fund                        Class A   Class B   Class C    Class D       Class
----------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND   1.20%     1.95%     1.95%      1.20%        0.95%
----------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

Fund                              Purchases at Cost         Sales Proceeds
--------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND          $ 11,651,331              $ 7,093,076
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Fund pays a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended April 30, 2005, there were no borrowings under the agreement.

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE **

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                Private Investor/Real Estate      None
60                        since 1987              Developer; Chairman of White
                                                  Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                Associate Professor of Finance,   None
62                        since 1987              Wake Forest University,
                                                  Calloway School of Business
                                                  and Accountancy.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                Chairman, CEO, and Co-            None
62                        since 1998              Founder of Crystal Geyser
                          (Chairman, since 2005)  Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee,                Retired. Prior thereto, President None
71                        since 1987              of Richard M. Leach Associates
                                                  (a financial consulting firm).
-------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                Senior Counselor to the public    None
53                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                Principal in the law firm of      None
64                        since 1996              Willeke & Daniels.
-------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President,              Executive Vice President of       None
46                        since 2003              Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,              Senior Vice President of Wells    None
36                        since 2003              Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds Management,
                                                  LLC. Prior thereto, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC from 2000 to
                                                  2001, Director of Shareholder
                                                  Services at BISYS Fund Services
                                                  from 1999 to 2000 and Assistant
                                                  Vice President of Operations
                                                  with Nicholas- Applegate
                                                  Capital Management from 1993 to
                                                  1999.
-------------------------------------------------------------------------------------------------------
C. David Messman          Secretary,              Vice President and Managing       None
45                        since 2000              Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Tax-Managed Value Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Cooke & Bieler are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Cooke & Bieler and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Cooke & Bieler under the Advisory Agreements. Responses of Funds Management and Cooke & Bieler to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Cooke & Bieler.

      The Board considered the ability of Funds Management and Cooke & Bieler, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Cooke & Bieler's compensation for its personnel involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Cooke & Bieler. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Cooke & Bieler.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was better than, or not appreciably below, the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was lower than the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates") payable by the Fund to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Cooke & Bieler for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than, or not appreciably higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Fund and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider profitability information with respect to Cooke & Bieler, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler had been negotiated by Funds Management on an arms length basis and that Cooke & Bieler's separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Cooke & Bieler to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Cooke & Bieler, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND COOKE & BIELER

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Cooke & Bieler as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Cooke & Bieler with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Cooke & Bieler as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Cooke & Bieler and its affiliates).

      The Board also considered the effectiveness of policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Cooke & Bieler regarding the allocation of portfolio investment opportunities among the Fund and other clients.

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Cooke & Bieler annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Funds Management and Cooke & Bieler at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND           LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

    [LOGO]
WELLS ADVANTAGE
FARGO FUNDS

MORE INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS(SM) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE, E-MAIL, OR CALL:

WELLS FARGO ADVANTAGE FUNDS
P.O. BOX 8266
BOSTON, MA 02266-8266

E-MAIL: WFAF@WELLSFARGO.COM
RETAIL INVESTMENT PROFESSIONALS: 888-877-9275
INSTITUTIONAL INVESTMENT PROFESSIONALS: 866-765-0778
WEB: WWW.WELLSFARGO.COM/ADVANTAGEFUNDS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO ADVANTAGE FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER NASD/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------


(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.  www.wellsfargo.com/advantagefunds        SM50930 06-05
                                                                                                      SLCSF/SAR126 04-05

                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

--------------------------------------------------------------------------------
                                                      APRIL 30, 2005
--------------------------------------------------------------------------------


        [GRAPHIC OMITTED]                           SEMI-ANNUAL REPORT


--------------------------------------------------------------------------------

        WELLS FARGO ADVANTAGE INCOME FUNDS


        WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

        WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

PLEASE NOTE THAT THIS REPORT COVERS A SIX-MONTH PERIOD OF TIME, THE MAJORITY OF WHICH REPRESENTS A TIME PRIOR TO THE APRIL 11, 2005, REORGANIZATION WITH THE STRONG FUNDS. STRONG CAPITAL MANAGEMENT, INC. PROVIDED INVESTMENT MANAGEMENT SERVICES TO THESE FUNDS FROM THE BEGINNING OF THE REPORTING PERIOD THROUGH DECEMBER 31, 2004, AFTER WHICH TIME WELLS FARGO FUNDS MANAGEMENT, LLC TOOK OVER MANAGEMENT RESPONSIBILITIES THROUGH THE END OF THE REPORTING PERIOD.

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Strategic Income Fund ..................................................    2
   Ultra-Short Duration Bond Fund .........................................    4
--------------------------------------------------------------------------------
Fund Expenses .............................................................    6
--------------------------------------------------------------------------------
Portfolio of Investments
   Strategic Income Fund ..................................................    7
   Ultra-Short Duration Bond Fund .........................................   13
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   18
   Statement of Operations ................................................   19
   Statements of Changes in Net Assets ....................................   20
   Financial Highlights ...................................................   22
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   24
--------------------------------------------------------------------------------
Other Information .........................................................   30
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   35
--------------------------------------------------------------------------------

               ---------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               ---------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      The following is your Wells Fargo Advantage Income Funds semi-annual report for the six-month period ended April 30, 2005. In this report, you will find a discussion of each Fund, including performance highlights, the Funds managers' strategic outlook, and information about each Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation could continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM, and also Ford, would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a permanent slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Thomas M. Price, CFA                    11/30/2000

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.57%(1) (excluding sales charges) for the six-month period ended April 30, 2005, outperforming the 0.08% return of its benchmark, the Lehman Brothers U.S. High Yield Index(2), for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The high-yield market was strong through early March 2005, with spreads narrowing to record levels relative to U.S. Treasuries. This strength was due to solid economic growth, good corporate earnings, low default rates, and strong demand from institutional investors looking for higher yields. Absolute returns were limited, however, with the 10-year U.S. Treasury issue starting the period at 4.03% before climbing to 4.52% on March 9, 2005, when spreads were tightest.

      The last seven weeks of the period featured a reversal of the market trends in evidence until then. The catalyst was General Motors, which announced weaker than expected February sales in early March 2005, followed by lower earnings guidance for all of 2005. The increasing possibility of GM debt being downgraded to high-yield status, along with the realization that GM would represent more than six percent of the benchmark if such a downgrade occurred, caused lower bond prices for GM to carry over to the high-yield market. The 10-year U.S. Treasury did rally to 4.20%, but investors' concern about weaker credit conditions drove high-yield prices lower despite higher U.S. Treasury prices.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We became increasingly concerned that bond investors were overestimating the strength in the economy. Quarterly economic growth was solid on an absolute basis. However, we were concerned about the recent trend towards slower growth, particularly during a period of high commodity prices and rising short-term interest rates. We have gradually trimmed our exposure to some of the riskier securities in the portfolio, but remain with an overall credit quality lower than the benchmark index. We also increased our weighting in floating-rate securities to approximately 9%, seeking to protect against further interest-rate hikes. This exposure hindered performance until the market weakened at the end of the period. Moreover, we sold several equity positions after prices reached our target levels, which trimmed our equity exposure to 2.5% with an additional 0.7% in convertibles.

      From an industry standpoint, we continued to maintain the Fund's overweighting in several cyclical industries--including chemicals, metals, and other industrials--seeking to benefit from current economic growth and higher commodity prices. Conversely, we reduced our weightings in the automotive, airline, technology, and utility industries.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given our positive outlook for economic growth for the remainder of 2005, and interest rates near historically low levels, we believe demand for high-yield bonds could remain at reasonably healthy levels. However, a few factors continue to weigh on the market. The biggest concern is that GM and Ford might become high-yield credits and, given their size, drive bond prices lower. Moreover, additional rate hikes from the Federal Reserve Board could lead to weaker economic conditions and possibly discourage hedge fund investors, who have been an important source of demand for high-yield securities. If sentiment among this group were to deteriorate significantly, high-yield prices could slide further.

      We expect to continue on our recent path of allocating a portion of the portfolio to floating-rate securities seeking to benefit from continued Fed increases. Additionally, we anticipate repositioning the portfolio into higher-quality securities and into industries that we expect to outperform in the current difficult conditions.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30 ,2005)
--------------------------------------------------------------------------------

                                                    Including Sales Charge             Excluding Sales Charge
                                                -------------------------------   ---------------------------------
                                                6-Month*   1-Year  Life of Fund    6-Month*    1-Year  Life of Fund
-------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class A
   (Incept. date 11/30/2000)                     (3.96)      1.20      9.05          0.57        5.97       10.20
-------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class B
   (Incept. date 11/30/2000)                     (5.10)     (0.30)     8.54         (0.10)       4.70        8.88
-------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class C
   (Incept. date 11/30/2000)                     (0.94)      3.85      8.86          0.06        4.85        8.86
-------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. High Yield Index(2)                                        0.08        6.52        9.24
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           70%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    B3
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    7.56%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                  9.30 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           3.69 years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)                    $10.16, $10.16, $10.15
--------------------------------------------------------------------------------
Distribution Rate(5) (Class A, B, C)                         6.36%, 5.40%, 6.55%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Class A, B, C)                          5.24%, 4.33%, 4.25%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                                            (88%)
Common Stocks                                                               (3%)
Cash Equivalents                                                            (9%)

GROWTH OF $10,000 INVESTMENT(7)(AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Wells Fargo Advantage
                          Strategic Income Fund -             Lehman Brothers
                                  Class A                   US High Yield Index
11/30/2000                         9,550                          10,000
12/31/2000                        10,049                          10,193
1/31/2001                         11,374                          10,957
2/28/2001                         11,436                          11,103
3/31/2001                         10,938                          10,841
4/30/2001                         10,855                          10,706
5/31/2001                         11,094                          10,899
6/30/2001                         10,696                          10,593
7/31/2001                         10,739                          10,749
8/31/2001                         11,021                          10,876
9/30/2001                         10,040                          10,145
10/31/2001                        10,127                          10,396
11/30/2001                        10,645                          10,775
12/31/2001                        10,749                          10,731
1/31/2002                         10,853                          10,806
2/28/2002                         10,544                          10,655
3/31/2002                         10,839                          10,912
4/30/2002                         10,823                          11,082
5/31/2002                         10,657                          11,025
6/30/2002                          9,960                          10,212
7/31/2002                          9,450                           9,766
8/31/2002                          9,557                          10,044
9/30/2002                          9,465                           9,912
10/31/2002                         9,281                           9,826
11/30/2002                        10,009                          10,434
12/31/2002                        10,060                          10,580
1/31/2003                         10,236                          10,933
2/28/2003                         10,392                          11,067
3/31/2003                         10,758                          11,386
4/30/2003                         11,456                          12,061
5/31/2003                         11,540                          12,186
6/30/2003                         12,063                          12,536
7/31/2003                         12,108                          12,398
8/31/2003                         12,179                          12,541
9/30/2003                         12,612                          12,884
10/31/2003                        12,935                          13,144
11/30/2003                        13,071                          13,343
12/31/2003                        13,418                          13,645
1/31/2004                         13,860                          13,906
2/29/2004                         13,769                          13,871
3/31/2004                         13,866                          13,965
4/30/2004                         13,834                          13,870
5/31/2004                         13,615                          13,635
6/30/2004                         13,755                          13,831
7/31/2004                         13,920                          14,019
8/31/2004                         14,106                          14,294
9/30/2004                         14,320                          14,501
10/31/2004                        14,578                          14,763
11/30/2004                        14,819                          14,941
12/31/2004                        15,023                          15,164
1/31/2005                         15,035                          15,144
2/28/2005                         15,289                          15,367
3/31/2005                         14,896                          14,920
4/30/2005                         14,660                          14,775


--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Strategic Income Fund, its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The Lehman Brothers U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g. Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. High Yield Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Jay N. Mueller, CFA                     3/31/1994
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.66%(1) (excluding sales charges) for the six-month period ended April 30, 2005, outperforming the Citigroup 1-Year Treasury Benchmark-on-the-Run Index(2), which returned 0.56%, and underperforming the Lehman Brothers Short Treasury 9-12 Month Index(3), which returned 0.73% for the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Federal Reserve Board boosted the Federal funds target rate by 0.25% at each of four meetings of the Fed's Open Market Committee, amounting to a full 1.00% cumulative rise during the period. Market-based yields in the short-maturity range rose in sympathy, as did intermediate-term yields, though to a lesser extent. Somewhat surprisingly, long-term yields actually declined during the period.

      Since the Fund invests in securities with relatively short maturities, the increase at the front end of the yield curve created a difficult environment, while the positive performance turned in by long bonds was out of reach for the Fund. Accordingly, we pursued a defensive approach, attempting to limit the impact of higher short-term rates by investing in the shorter end of our duration range.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In addition to a defensive interest-rate strategy, we maintained the Fund's substantial commitments to the mortgage-backed and corporate bond sectors. Both categories experienced a modest degree of spread-widening relative to U.S. Treasuries, but both generated income exceeding that offered by U.S. government notes of comparable duration.

      Some holdings in the corporate sector detracted from returns, including the short-term obligations of U.S. automakers Ford and General Motors. Concern over recent poor financial results and loss of market share in North America exerted downward pressure on all the outstanding debt of these two companies. While we were cognizant of the significant challenges facing the automakers, we continued to believe the generous yield offered by their short-term securities was attractive on a risk-adjusted basis.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the U.S. economy will grow at or above its long-term trend rate in coming quarters. This could permit a further gradual improvement in employment conditions, which could, in turn, support stronger income, consumption, and corporate profits. On the other hand, we are concerned about the persistent upward creep in most measures of inflation. Commodity prices--particularly energy costs--have moved dramatically higher. However, even core inflation, which excludes energy and food prices, has ticked higher. Wages and benefit expenses are also rising, producing the most significant jump in unit labor costs since 2001.

      Such a macroeconomic backdrop makes it likely that the Fed will stay on its course of "measured" increases in the Federal funds target rate. In view of the upward tug exerted by a higher Federal funds rate on the entire yield curve, we expect to maintain the Fund's defensive duration positioning.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Class Z shares of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND prior to April 11, 2005, reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Short Duration Bond Fund, its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Class A, Class B and Class C shares for periods prior to November 30, 2000, reflects the performance of the predecessor fund's Class Z shares, adjusted to reflect each class's sales charges and expenses.

(2) The Citigroup 1-Year Treasury Benchmark-on-the-Run Index is an unmanaged index generally representative of the average return on the one-year treasury bills. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                 Including Sales Charge                   Excluding Sales Charge
                                             -----------------------------------     -----------------------------------
                                             6-Month*   1-Year  5-Year   10-Year     6-Month*  1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class A
  (Incept. date 11/30/2000)                   (1.35)    (0.78)   2.60     4.85         0.66      1.25    3.01      5.06
------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class B
  (Incept. date 11/30/2000)                   (1.16)    (1.12)   2.07     4.30         0.34      0.38    2.07      4.30
------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class C
  (Incept. date 11/30/2000)                   (0.65)    (0.60)   2.11     4.14         0.35      0.40    2.11      4.14
------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class Z
  (Incept. date 3/31/1994)                                                             0.80      1.30    3.02      5.06
------------------------------------------------------------------------------------------------------------------------
Benchmarks
------------------------------------------------------------------------------------------------------------------------
  Citigroup 1 - Year Treasury Benchmark-on-the-Run Index(2)                            0.56      1.16    3.65      4.67
------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Short Treasury 9-12 Month Index(3)                                   0.73      1.35    3.46      4.62
------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                            8%
--------------------------------------------------------------------------------
Average Credit Quality(5)                                                   Aa3
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.47%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                 10.40 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           0.53 years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Z)             $9.63, $9.61, $9.63, $9.60
--------------------------------------------------------------------------------
Distribution Rate(6) (Class A, B, C, Z)               3.02%, 2.30%, 2.30%, 4.59%
--------------------------------------------------------------------------------
30-Day SEC Yield(7) (Class A, B, C, Z)                2.94%, 2.14%, 2.14%, 2.77%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE GRAPH IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities                                         (18%)
U.S. Government Securities                                                 (25%)
Corporate Bonds                                                            (28%)
Municipal Bonds                                                             (1%)
Asset-Backed Securities                                                    (25%)
Cash Equivalents                                                            (3%)

GROWTH OF $10,000 INVESTMENT(8) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage          Wells Fargo Advantage                                        Lehman Brothers
                 Ultra - Short Duration Bond    Ultra - Short Duration Bond      Citigroup 1-Year Treasury      Short Treasury
                        Fund - Class A                  Fund - Class Z          Benchmark-On-The-Run Index     9-12 Month Index
4/30/1995                    9,800                     10,000                         10,000                        10,000
5/31/1995                   10,000                     10,204                         10,089                        10,085
6/30/1995                   10,040                     10,245                         10,148                        10,144
7/31/1995                   10,138                     10,345                         10,198                        10,196
8/31/1995                   10,225                     10,434                         10,247                        10,246
9/30/1995                   10,283                     10,493                         10,293                        10,292
10/31/1995                  10,373                     10,584                         10,350                        10,351
11/30/1995                  10,452                     10,665                         10,413                        10,411
12/31/1995                  10,559                     10,775                         10,474                        10,474
1/31/1996                   10,701                     10,919                         10,542                        10,540
2/29/1996                   10,683                     10,901                         10,554                        10,559
3/31/1996                   10,760                     10,979                         10,587                        10,593
4/30/1996                   10,895                     11,117                         10,624                        10,631
5/31/1996                   10,937                     11,160                         10,667                        10,674
6/30/1996                   11,015                     11,240                         10,726                        10,733
7/31/1996                   11,085                     11,312                         10,768                        10,776
8/31/1996                   11,163                     11,391                         10,820                        10,830
9/30/1996                   11,319                     11,550                         10,892                        10,900
10/31/1996                  11,454                     11,688                         10,975                        10,979
11/30/1996                  11,582                     11,819                         11,031                        11,036
12/31/1996                  11,617                     11,854                         11,069                        11,075
1/31/1997                   11,736                     11,976                         11,123                        11,129
2/28/1997                   11,779                     12,020                         11,164                        11,171
3/31/1997                   11,772                     12,012                         11,194                        11,200
4/30/1997                   11,905                     12,148                         11,262                        11,269
5/31/1997                   11,994                     12,238                         11,333                        11,336
6/30/1997                   12,120                     12,367                         11,400                        11,401
7/31/1997                   12,199                     12,448                         11,482                        11,477
8/31/1997                   12,245                     12,495                         11,523                        11,517
9/30/1997                   12,389                     12,642                         11,585                        11,583
10/31/1997                  12,231                     12,480                         11,650                        11,646
11/30/1997                  12,258                     12,508                         11,690                        11,686
12/31/1997                  12,392                     12,645                         11,745                        11,748
1/31/1998                   12,384                     12,637                         11,823                        11,825
2/28/1998                   12,493                     12,748                         11,855                        11,858
3/31/1998                   12,580                     12,836                         11,914                        11,915
4/30/1998                   12,622                     12,880                         11,969                        11,972
5/31/1998                   12,650                     12,909                         12,021                        12,026
6/30/1998                   12,676                     12,934                         12,078                        12,085
7/31/1998                   12,813                     13,074                         12,137                        12,142
8/31/1998                   12,597                     12,854                         12,235                        12,231
9/30/1998                   12,666                     12,925                         12,331                        12,331
10/31/1998                  12,694                     12,953                         12,397                        12,395
11/30/1998                  12,821                     13,083                         12,398                        12,412
12/31/1998                  12,898                     13,161                         12,437                        12,461
1/31/1999                   12,939                     13,203                         12,485                        12,510
2/28/1999                   12,958                     13,222                         12,499                        12,526
3/31/1999                   13,069                     13,336                         12,576                        12,598
4/30/1999                   13,220                     13,490                         12,622                        12,643
5/31/1999                   13,242                     13,513                         12,658                        12,680
6/30/1999                   13,327                     13,599                         12,718                        12,729
7/31/1999                   13,380                     13,653                         12,774                        12,785
8/31/1999                   13,382                     13,655                         12,811                        12,826
9/30/1999                   13,456                     13,731                         12,877                        12,896
10/31/1999                  13,541                     13,817                         12,911                        12,940
11/30/1999                  13,615                     13,893                         12,937                        12,974
12/31/1999                  13,642                     13,920                         12,967                        13,010
1/31/2000                   13,659                     13,938                         12,999                        13,055
2/29/2000                   13,721                     14,001                         13,063                        13,122
3/31/2000                   13,782                     14,063                         13,124                        13,186
4/30/2000                   13,840                     14,122                         13,200                        13,251
5/31/2000                   13,897                     14,180                         13,249                        13,309
6/30/2000                   14,008                     14,294                         13,352                        13,411
7/31/2000                   14,096                     14,384                         13,431                        13,483
8/31/2000                   14,170                     14,459                         13,512                        13,527
9/30/2000                   14,272                     14,564                         13,592                        13,607
10/31/2000                  14,331                     14,623                         13,659                        13,670
11/30/2000                  14,347                     14,640                         13,752                        13,760
12/31/2000                  14,526                     14,824                         13,887                        13,889
1/31/2001                   14,726                     15,014                         14,047                        14,042
2/28/2001                   14,806                     15,109                         14,118                        14,102
3/31/2001                   14,863                     15,166                         14,220                        14,199
4/30/2001                   14,900                     15,206                         14,285                        14,264
5/31/2001                   15,008                     15,309                         14,367                        14,346
6/30/2001                   14,973                     15,273                         14,406                        14,388
7/31/2001                   15,135                     15,443                         14,508                        14,480
8/31/2001                   15,268                     15,562                         14,571                        14,520
9/30/2001                   15,265                     15,570                         14,720                        14,653
10/31/2001                  15,338                     15,623                         14,814                        14,740
11/30/2001                  15,308                     15,591                         14,840                        14,766
12/31/2001                  15,272                     15,567                         14,870                        14,801
1/31/2002                   15,240                     15,533                         14,880                        14,816
2/28/2002                   15,258                     15,550                         14,926                        14,850
3/31/2002                   15,171                     15,461                         14,897                        14,828
4/30/2002                   15,256                     15,548                         14,999                        14,917
5/31/2002                   15,311                     15,602                         15,036                        14,948
6/30/2002                   15,327                     15,617                         15,116                        15,021
7/31/2002                   15,262                     15,551                         15,180                        15,073
8/31/2002                   15,316                     15,605                         15,193                        15,091
9/30/2002                   15,368                     15,657                         15,262                        15,151
10/31/2002                  15,361                     15,646                         15,297                        15,180
11/30/2002                  15,422                     15,722                         15,297                        15,186
12/31/2002                  15,469                     15,767                         15,360                        15,240
1/31/2003                   15,518                     15,815                         15,371                        15,253
2/28/2003                   15,594                     15,893                         15,397                        15,273
3/31/2003                   15,623                     15,922                         15,427                        15,299
4/30/2003                   15,697                     15,984                         15,445                        15,314
5/31/2003                   15,723                     16,014                         15,463                        15,331
6/30/2003                   15,727                     16,034                         15,493                        15,361
7/31/2003                   15,653                     15,956                         15,484                        15,355
8/31/2003                   15,687                     15,974                         15,499                        15,370
9/30/2003                   15,749                     16,039                         15,541                        15,415
10/31/2003                  15,737                     16,056                         15,537                        15,409
11/30/2003                  15,756                     16,059                         15,536                        15,411
12/31/2003                  15,803                     16,124                         15,586                        15,458
1/31/2004                   15,836                     16,141                         15,604                        15,478
2/29/2004                   15,884                     16,190                         15,633                        15,506
3/31/2004                   15,917                     16,223                         15,653                        15,524
4/30/2004                   15,857                     16,177                         15,610                        15,495
5/31/2004                   15,839                     16,158                         15,606                        15,494
6/30/2004                   15,841                     16,159                         15,602                        15,493
7/31/2004                   15,862                     16,179                         15,636                        15,525
8/31/2004                   15,929                     16,229                         15,681                        15,567
9/30/2004                   15,947                     16,266                         15,677                        15,565
10/31/2004                  15,950                     16,256                         15,704                        15,590
11/30/2004                  15,938                     16,258                         15,677                        15,579
12/31/2004                  15,963                     16,280                         15,702                        15,603
1/31/2005                   16,017                     16,317                         15,713                        15,620
2/28/2005                   16,040                     16,337                         15,712                        15,626
3/31/2005                   16,031                     16,325                         15,735                        15,654
4/30/2005                   16,055                     16,387                         15,791                        15,706


--------------------------------------------------------------------------------

(3) The Lehman Brothers Short Treasury 9-12 Month Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an index.

(4) Portfolio holdings and characteristics are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND Class A shares and Class Z shares for the most recent ten years with the Citigroup 1-Year Treasury Benchmark-on-the-Run Index and the Lehman Brothers Short Treasury 9-12 Month Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      Beginning          Ending
                                                      Account           Account            Expenses         Net Annual
                                                       Value             Value           Paid During         Expense
                                                      11/1/2004         4/30/2005        the Period(1)         Ratio
Strategic Income Fund
----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class A
Actual                                                $1,000.00        $ 1,005.70           $ 5.42             1.09%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,019.39           $ 5.46             1.09%
----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class B
Actual                                                $1,000.00        $   999.00           $11.00             2.22%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,013.79           $11.08             2.22%
----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class C
Actual                                                $1,000.00        $ 1,000.60           $10.42             2.10%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,014.38           $10.49             2.10%

Ultra-Short Duration Bond Fund
----------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class A
Actual                                                $1,000.00        $ 1,006.60           $ 5.37             1.08%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,019.44           $ 5.41             1.08%
----------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class B
Actual                                                $1,000.00        $ 1,003.40           $ 9.64             1.94%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,015.17           $ 9.69             1.94%
----------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class C
Actual                                                $1,000.00        $ 1,003.50           $ 9.69             1.95%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,015.12           $ 9.74             1.95%
----------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class Z
Actual                                                $1,000.00        $ 1,008.00           $ 4.98             1.00%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00        $ 1,019.84           $ 5.01             1.00%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 85.21%

AEROSPACE, DEFENSE - 0.77%
$   200,000  ARMOR HOLDINGS INCORPORATED                                                8.25%       08/15/2013    $    212,000
                                                                                                                  ------------

AMUSEMENT & RECREATION SERVICES - 0.46%
    125,000  TOWN SPORTS INTERNATIONAL                                                  9.63        04/15/2011         128,281
                                                                                                                  ------------

APPAREL & ACCESSORY STORES - 1.43%
    360,000  FOOT LOCKER INCORPORATED                                                   8.50        01/15/2022         394,200
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.42%
    356,000  WILLIAM CARTER COMPANY SERIES B                                           10.88        08/15/2011         391,600
                                                                                                                  ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.63%
    185,000  UNITED RENTALS NORTH AMERICA INCORPORATED                                  7.75        11/15/2013         173,437
                                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.71%
    200,000  DR HORTON INCORPORATED                                                     6.88        05/01/2013         212,504
    250,000  ERICO INTERNATIONAL CORPORATION                                            8.88        03/01/2012         252,500
    140,000  K HOVNANIAN ENTERPRISES INCORPORATED                                       6.25        01/15/2015         135,450
    150,000  KB HOME                                                                    5.88        01/15/2015         147,187

                                                                                                                       747,641
                                                                                                                  ------------

BUSINESS SERVICES - 5.13%
    110,000  IMCO RECYCLING ESCROW INCORPORATED++                                       9.00        11/15/2014         112,200
    200,000  NATIONAL WINE & SPIRITS INCORPORATED                                      10.13        01/15/2009         199,000
    305,000  NATIONSRENT INCORPORATED                                                   9.50        10/15/2010         329,400
    160,000  RAINBOW NATIONAL SERVICES LIMITED LIABILITY CORPORATION++                 10.38        09/01/2014         180,800
    300,000  RENT-WAY INCORPORATED                                                     11.88        06/15/2010         328,500
    119,000  WATERFORD GAMING LLC++                                                     8.63        09/15/2012         126,140
    130,000  WILLIAMS SCOTSMAN INCORPORATED                                            10.00        08/15/2008         137,800

                                                                                                                     1,413,840
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 6.51%
    180,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                        10.13        09/01/2008         198,000
    160,000  HUNTSMAN INTERNATIONAL LLC++                                               7.38        01/01/2015         159,600
    135,000  IMC GLOBAL INCORPORATED                                                   10.88        08/01/2013         159,300
    420,000  JOHNSONDIVERSEY HOLDINGS INCORPORATED^                                    10.63        05/15/2013         331,800
    175,000  LYONDELL CHEMICAL COMPANY                                                 10.50        06/01/2013         201,687
    200,000  OM GROUP INCORPORATED                                                      9.25        12/15/2011         202,000
    200,000  POLYONE CORPORATION                                                       10.63        05/15/2010         220,500
    170,000  RESOLUTION PERFORMANCE PRODUCTS INCORPORATED                              13.50        11/15/2010         184,025
    130,000  RHODIA SA                                                                 10.25        06/01/2010         137,800

                                                                                                                     1,794,712
                                                                                                                  ------------

COAL MINING - 1.63%
    300,000  ARCH WESTERN FINANCE LLC                                                   6.75        07/01/2013         300,750
    145,000  FOUNDATION PA COAL COMPANY                                                 7.25        08/01/2014         148,987

                                                                                                                       449,737
                                                                                                                  ------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
COMMUNICATIONS - 18.49%
$    95,000  AIRGATE PCS INCORPORATED+++/-                                              6.89%       10/15/2011    $     97,137
    170,000  AT&T CORPORATION                                                           9.75        11/15/2031         211,650
    300,000  CCO HOLDINGS LIMITED LIABILITY COMPANY/CAPITAL CORPORATION+++/-            7.14        12/15/2010         288,750
    145,000  CENTENNIAL COMMUNICATIONS CORPORATION CELLULAR OPERATING COMPANY LLC
             PUERTO RICO OPERATIONS                                                     8.13        02/01/2014         144,638
    175,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                10.25        09/15/2010         174,781
    245,000  CHARTER COMMUNICATIONS HOLDINGS LLC/CAPITAL CORPORATION+/-                 9.92        04/01/2011         172,725
    210,000  CINCINNATI BELL INCORPORATED++                                             8.38        01/15/2014         200,025
    440,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011         446,600
    210,000  DOBSON CELLULAR SYSTEMS++                                                  9.88        11/01/2012         212,100
    165,000  HORIZON PCS INCORPORATED++                                                11.38        07/15/2012         182,325
    170,000  INTELSAT BERMUDA LIMITED+++/-                                              7.81        01/15/2012         170,425
    270,000  INTELSAT BERMUDA LIMITED++                                                 8.63        01/15/2015         274,050
     40,000  IWO ESCROW COMPANY+++/-                                                    6.89        01/15/2012          40,000
    100,000  IWO ESCROW COMPANY++^                                                     10.30        01/15/2015          63,000
    200,000  MCI INCORPORATED                                                           8.74        05/01/2014         216,500
     90,000  NEWPAGE CORPORATION+++/-                                                   9.43        05/01/2012          88,200
    107,000  PANAMSAT CORPORATION                                                       9.00        08/15/2014         111,280
    375,000  PAXSON COMMUNICATIONS CORPORATION^                                        11.53        01/15/2009         348,750
    300,000  QWEST COMMUNICATIONS INTERNATIONAL+++/-                                    6.29        02/15/2009         297,750
    300,000  QWEST CORPORATION++                                                        7.88        09/01/2011         304,500
    250,000  QWEST SERVICES CORPORATION++                                              14.50        12/15/2014         290,000
    340,000  ROGERS CABLE INCORPORATED                                                  6.75        03/15/2015         326,400
    285,000  ROGERS WIRELESS COMMUNICATIONS INCORPORATED+/-                             6.14        12/15/2010         292,838
    165,000  VERTIS INCORPORATED SERIES B                                              10.88        06/15/2009         146,025

                                                                                                                     5,100,449
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 0.80%
    210,000  DOLLAR FINANCIAL GROUP INCORPORATED                                        9.75        11/15/2011         220,500
                                                                                                                  ------------

EATING & DRINKING PLACES - 1.97%
    290,000  CARROLS CORPORATION++                                                      9.00        01/15/2013         297,250
    240,000  DENNY'S CORPORATION HOLDINGS INCORPORATED++                               10.00        10/01/2012         246,000

                                                                                                                       543,250
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 6.38%
    150,000  ALLIED WASTE NORTH AMERICA                                                 7.88        04/15/2013         145,875
    250,000  CLEAN HARBORS INCORPORATED++                                              11.25        07/15/2012         277,500
    260,000  EL PASO NATURAL GAS COMPANY SERIES A                                       7.63        08/01/2010         271,655
    300,000  INERGY LIMITED PARTNERSHIP/INERGY FINANCE CORPORATION++                    6.88        12/15/2014         285,000
    120,000  NEVADA POWER COMPANY++                                                     5.88        01/15/2015         116,400
    160,000  NORTHWESTERN CORPORATION++                                                 5.88        11/01/2014         162,581
    175,000  SIERRA PACIFIC RESOURCES                                                   8.63        03/15/2014         185,500
    160,000  TEXAS GENCO LLC/TEXAS GENCO FINANCING CORPORATION++                        6.88        12/15/2014         156,800
    165,000  TXU CORPORATION++                                                          5.55        11/15/2014         159,052

                                                                                                                     1,760,363
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT - 2.22%
$   270,000  AMKOR TECHNOLOGY INCORPORATED                                              7.75%       05/15/2013    $    211,612
    142,000  GRAFTECH INTERNATIONAL LIMITED++                                           1.63        01/15/2024          94,430
    230,000  LUCENT TECHNOLOGIES INCORPORATED                                           6.45        03/15/2029         194,063
    120,000  MAGNACHIP SEMICONDUCTOR/MAGNACHIP SEMICONDUCTOR FINANCE COMPANY+++/-       6.26        12/15/2011         112,200

                                                                                                                       612,305
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.49%
    130,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012         135,850
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.40%
    125,000  FASTENTECH INCORPORATED                                                   12.50        05/01/2011         134,375
    120,000  MUELLER GROUP INCORPORATED+/-                                              7.96        11/01/2011         121,800
    120,000  MUELLER GROUP INCORPORATED                                                10.00        05/01/2012         129,000

                                                                                                                       385,175
                                                                                                                  ------------

FOOD STORES - 1.79%
    300,000  AMERICAN SEAFOODS GROUP LLC                                               10.13        04/15/2010         321,000
    165,000  DOANE PET CARE COMPANY                                                    10.75        03/01/2010         173,250

                                                                                                                       494,250
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 2.16%
    170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                    8.50        01/15/2013         163,200
    200,000  JC PENNEY COMPANY INCORPORATED                                             8.00        03/01/2010         219,000
    195,000  JC PENNEY COMPANY INCORPORATED                                             7.95        04/01/2017         214,988

                                                                                                                       597,188
                                                                                                                  ------------

HEALTH SERVICES - 2.53%
     45,000  DAVITA INCORPORATED++                                                      6.63        03/15/2013          44,550
     45,000  DAVITA INCORPORATED++                                                      7.25        03/15/2015          43,762
    135,000  HCA INCORPORATED                                                           5.75        03/15/2014         130,243
    250,000  HEALTHSOUTH CORPORATION                                                    7.63        06/01/2012         240,000
    245,000  SELECT MEDICAL CORPORATION++                                               7.63        02/01/2015         240,713

                                                                                                                       699,268
                                                                                                                  ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.66%
    163,000  TEMPUR-PEDIC                                                              10.25        08/15/2010         181,745
                                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.99%
    600,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                             13.50        03/01/2010           3,000
    250,000  CHUMASH CASINO & RESORT ENTERPRISE++                                       9.26        07/15/2010         267,500
     15,000  HOLLYWOOD CASINO SHREVEPORT/SHREVEPORT CAPITAL CORPORATION^^              13.00        08/01/2006          12,431
    320,000  HOLLYWOOD CASINO SHREVEPORT/SHREVEPORT CAPITAL CORPORATION^^              13.00        08/01/2006         265,200

                                                                                                                       548,131
                                                                                                                  ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.56%
    150,000  CORRECTIONS CORPORATION OF AMERICA                                         7.50        05/01/2011         154,688
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS - 0.92%
    250,000  XEROX CAPITAL TRUST I                                                      8.00        02/01/2027         252,500
                                                                                                                  ------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.97%
$   250,000  JACUZZI BRANDS INCORPORATED                                                9.63%       07/01/2010    $    267,500

                                                                                                                       267,500
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 0.66%
    163,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED/DISTRIBUIDORA
               COMERICAL JAFRA SA DE CV                                                10.75        05/15/2011         183,375
                                                                                                                  ------------

OIL & GAS EXTRACTION - 2.42%
    130,000  FOREST OIL CORPORATION                                                     8.00        12/15/2011         141,050
    200,000  HILCORP ENERGY I LIMITED PARTNERSHIP/HILCORP FINANCE COMPANY++            10.50        09/01/2010         221,000
    165,000  PARKER DRILLING COMPANY+/-                                                 7.66        09/01/2010         170,363
    130,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014         136,500

                                                                                                                       668,913
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 2.11%
    160,000  APPLETON PAPERS INCORPORATED                                               8.13        06/15/2011         161,600
    105,000  BOISE CASCADE LLC+++/-                                                     6.02        10/15/2012         103,950
    155,000  GEORGIA-PACIFIC CORPORATION                                                8.88        02/01/2010         172,050
    150,000  GRAHAM PACKAGING COMPANY++                                                 9.88        10/15/2014         143,250

                                                                                                                       580,850
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 2.41%
    195,000  GENERAL CABLE CORPORATION                                                  9.50        11/15/2010         206,700
    100,000  IPSCO INCORPORATED                                                         8.75        06/01/2013         111,000
    170,000  NOVELIS INCORPORATED++                                                     7.25        02/15/2015         164,475
    180,000  SUPERIOR ESSEX COMMUNICATIONS LLC/ESSEX GROUP INCORPORATED                 9.00        04/15/2012         181,800

                                                                                                                       663,975
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 7.76%
    160,000  AMERICAN COMMERCIAL LINES FINANCE++                                        9.50        02/15/2015         162,400
    180,000  DEX MEDIA INCORPORATED                                                     8.00        11/15/2013         185,400
    140,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011         142,800
    200,000  HOUGHTON MIFFLIN COMPANY^                                                 11.53        10/15/2013         133,000
    340,000  JOSTENS IH CORPORATION                                                     7.63        10/01/2012         340,000
    240,000  PRIMEDIA INCORPORATED+/-                                                   8.16        05/15/2010         252,000
    207,000  READER'S DIGEST ASSOCIATION INCORPORATED                                   6.50        03/01/2011         205,447
    175,000  RIDDELL BELL HOLDINGS++                                                    8.38        10/01/2012         176,313
    200,000  UCAR FINANCE INCORPORATED                                                 10.25        02/15/2012         209,000
    335,000  VENOCO INCORPORATED++                                                      8.75        12/15/2011         335,000

                                                                                                                     2,141,360
                                                                                                                  ------------

REAL ESTATE - 0.29%
     72,000  CB RICHARD ELLIS SERVICES INCORPORATED                                     9.75        05/15/2010          80,280
                                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.45%
    150,000  ANCHOR GLASS CONTAINER CORPORATION                                        11.00        02/15/2013         121,500
    275,000  BWAY CORPORATION                                                          10.00        10/15/2010         277,750

                                                                                                                       399,250
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
TEXTILE MILL PRODUCTS - 1.17%
$   200,000  INTERFACE INCORPORATED                                                     9.50%       02/01/2014    $    200,000
    120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                            8.88        09/15/2013         121,800

                                                                                                                       321,800
                                                                                                                  ------------

TOBACCO PRODUCTS - 1.23%
    325,000  COMMONWEALTH BRANDS INCORPORATED++                                        10.63        09/01/2008         339,625
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 0.51%
    160,000  NAVISTAR INTERNATIONAL CORPORATION++                                       6.25        03/01/2012         140,800
                                                                                                                  ------------

WATER TRANSPORTATION - 0.67%
    165,000  CP SHIPS LIMITED                                                          10.38        07/15/2012         185,213
                                                                                                                  ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.51%
    130,000  AMERISOURCEBERGEN CORPORATION                                              7.25        11/15/2012         140,400
                                                                                                                  ------------

TOTAL CORPORATE BONDS & NOTES (COST $23,722,745)                                                                    23,504,451
                                                                                                                  ------------

TERM LOANS - 2.09%
    460,000  GOODYEAR TIRE TERM LOAN B+++/-                                             5.89        04/08/2010         457,990
    113,750  REVLON TERM LOAN+++/-                                                      9.00        07/31/2010         117,921

TOTAL TERM LOANS (COST $573,750)                                                                                       575,911
                                                                                                                  ------------

SHARES

COMMON STOCKS - 2.98%

APPAREL & ACCESSORY STORES - 0.30%
      2,200  CARTER'S INCORPORATED+                                                                                     82,984
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 0.46%
     65,000  RHODIA SA ADR+                                                                                            126,750
                                                                                                                  ------------

COMMUNICATIONS - 0.67%
     22,200  SPANISH BROADCASTING SYSTEMS INCORPORATED+                                                                185,370
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.40%
      1,306  WILLIAMS HOLDINGS OF DELAWARE++                                                                           110,357
                                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.51%
     12,700  MTR GAMING GROUP INCORPORATED+                                                                            139,827
                                                                                                                  ------------

OIL & GAS EXTRACTION - 0.64%
      9,200  CHESAPEAKE ENERGY CORPORATION                                                                             177,008
                                                                                                                  ------------

TOTAL COMMON STOCKS (COST $675,765)                                                                                    822,296
                                                                                                                  ------------

PREFERRED STOCKS - 0.00%
        350  ADELPHIA COMMUNICATIONS CORPORATION                                                                         1,050

TOTAL PREFERRED STOCKS (COST $32,550)                                                                                    1,050
                                                                                                                  ------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 8.68%
  2,393,217  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                          $  2,393,217
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,393,217)                                                                       2,393,217
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,398,027)*                          98.96%                                                               $ 27,296,925
OTHER ASSETS AND LIABILITIES, NET             1.04                                                                     285,805
                                            ------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $ 27,582,730
                                            ======                                                                ============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,393,217.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 0.30%
$   130,000  FHLB                                                                       3.38%       10/05/2007    $    128,279

TOTAL AGENCY NOTES - INTEREST BEARING (COST $129,964)                                                                  128,279
                                                                                                                  ------------

ASSET-BACKED SECURITIES - 24.33%
  1,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             3.70        10/25/2033       1,011,639
    500,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-                  3.44        10/25/2034         494,326
    500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         3.27        03/15/2012         503,006
  6,199,988  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED
               SERIES 2003-ABF1 CLASS AIO(C)                                            4.00        03/25/2006         139,500
    999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     3.67        03/25/2034       1,003,963
  1,000,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES
               SERIES 2003-5 CLASS 2M1+/-                                               3.62        05/25/2033       1,004,576
    351,032  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS AF1+/-           3.22        10/25/2022         351,150
    272,187  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                3.19        05/15/2028         272,373
    268,437  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                3.24        02/15/2034         269,263
    458,611  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               3.25        12/15/2033         459,703
    500,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                          3.17        09/08/2007         498,529
  1,486,110  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/-++                           3.27        11/10/2030       1,463,818
    500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+/-++              3.38        11/16/2007         500,000
    246,315  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS AF1+/-              3.24        11/25/2034         246,340
    118,657  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2003-RZ5 CLASS A2                                                 3.18        03/25/2027         118,331
     77,061  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS AII+/-      3.26        03/25/2032          77,130
  1,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8 CLASS MII1+/-     3.65        10/25/2033         999,905
  1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         3.97        04/25/2033       1,006,690
  2,857,143  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-18XS CLASS AIO(C)      5.00        05/25/2005             711
    129,692  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        3.50        12/25/2034         130,016

TOTAL ASSET-BACKED SECURITIES (COST $10,562,125)                                                                    10,550,969
                                                                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.73%
    230,212  ABN AMRO MORTGAGE CORPORATION SERIES 2002-1A CLASS 1A1+/-                  5.85        06/25/2032         230,422
     81,359  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-             6.74        10/20/2032          82,913
  4,961,549  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO+/-(C)         1.40        03/25/2007          57,696
    101,578  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST
               SERIES 2001-HYB1 CLASS 2A1+/-                                            4.89        06/19/2031         102,758
    107,239  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST
               SERIES 2004-30 CLASS 3A1+/-                                              4.66        09/25/2034         110,769
    289,222  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A              7.45        06/10/2033         295,700
    183,226  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-               4.09        01/25/2022         182,752
    172,482  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-              3.83        02/20/2021         171,220
    307,658  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                         2.47        09/25/2033         307,513
      2,473  FHLMC SERIES 161 CLASS F                                                   9.50        06/15/2006           2,473
    844,662  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A6              9.50        02/25/2042         928,850
    681,999  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50        11/25/2031         738,248
    407,163  FNMA SERIES 1990-77 CLASS D                                                9.00        06/25/2020         439,694
    551,251  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                 4.31        05/25/2042         563,827
    193,072  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                                 2.20        07/25/2037         190,915
    499,881  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                5.25        06/25/2033         509,790
    243,349  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                                4.24        08/25/2042         249,644
    798,799  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 4.19        08/25/2042         813,626
    569,712  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2 CLASS A1   7.27        08/16/2033         597,122
    366,152  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                          8.00        09/19/2027         393,875
    327,455  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     3.42        06/25/2034         328,995

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   323,069  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     4.22%       06/25/2034    $    331,602
    483,829  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         5.22        04/25/2032         487,286
    136,787  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                   3.52        06/25/2024         133,413
  2,399,964  IMPAC CMB TRUST SERIES 2003-4 CLASS 3AIO(C)                                6.00        09/25/2005          46,319
 12,827,825  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)          0.80        11/25/2034         164,196
    174,935  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-          6.16        10/25/2032         175,833
    978,258  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS B3+/-++        4.31        09/10/2035         994,926
    396,398  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-          4.31        11/25/2020         395,539
    616,627  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                                4.03        08/20/2032         624,890
    344,777  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++       8.56        07/15/2027         356,053
 10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS IO3+/-(C)++   1.59        11/15/2034         348,803
     76,713  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                4.82        10/25/2032          76,223
    119,024  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                4.38        12/25/2032         118,602
    277,244  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR7 CLASS A6+/-                 5.53        07/25/2032         277,334
    268,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07        08/25/2033         263,246
    365,513  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-                  5.24        12/28/2037         365,988

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $12,403,944)                                                        12,459,055
                                                                                                                  ------------

CORPORATE BONDS & NOTES - 27.82%

AMUSEMENT & RECREATION SERVICES - 0.16%
     70,000  CAESARS ENTERTAINMENT INCORPORATED                                         7.88        12/15/2005          71,312
                                                                                                                  ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.80%
    180,000  JOHNSON CONTROLS INCORPORATED                                              5.00        11/15/2006         181,996
    165,000  LEAR CORPORATION SERIES B                                                  7.96        05/15/2005         165,205

                                                                                                                       347,201
                                                                                                                  ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.62%
    180,000  LENNAR CORPORATION SERIES B                                                9.95        05/01/2010         188,955
     75,000  SCHULER HOMES INCORPORATED                                                 9.38        07/15/2009          78,497

                                                                                                                       267,452
                                                                                                                  ------------

BUSINESS SERVICES - 0.77%
    165,000  CENDANT CORPORATION                                                        6.88        08/15/2006         170,600
    165,000  ELECTRONIC DATA SYSTEMS CORPORATION++                                      7.13        05/15/2005         165,109

                                                                                                                       335,709
                                                                                                                  ------------

COMMUNICATIONS - 7.81%
    110,000  ALLTEL CORPORATION                                                         4.66        05/17/2007         110,935
    180,000  CITIZENS COMMUNICATIONS COMPANY                                            7.60        06/01/2006         185,400
    430,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                  6.00        11/01/2006         437,043
    150,000  COX COMMUNICATIONS INCORPORATED                                            7.75        08/15/2006         156,328
    175,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.25        06/15/2005         175,982
    320,000  FRANCE TELECOM                                                             7.45        03/01/2006         329,260
    210,000  LENFEST COMMUNICATIONS INCORPORATED                                        8.38        11/01/2005         214,315
    110,000  LIBERTY MEDIA CORPORATION+/-                                               4.51        09/17/2006         111,305
    235,000  TELE-COMMUNICATIONS-TCI GROUP                                              7.25        08/01/2005         236,887
    210,000  TELECORP PCS INCORPORATED                                                 10.63        07/15/2010         223,739
    235,000  TELUS CORPORATION                                                          7.50        06/01/2007         249,534

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
COMMUNICATIONS (CONTINUED)
$   450,000  TIME WARNER INCORPORATED                                                   5.63%       05/01/2005    $    450,000
    260,000  UNIVISION COMMUNICATIONS INCORPORATED                                      2.88        10/15/2006         255,376
    245,000  VERIZON WIRELESS CAPITAL LLC                                               5.38        12/15/2006         249,942

                                                                                                                     3,386,046
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 2.26%
    600,000  BANK OF AMERICA CORPORATION                                                5.25        02/01/2007         612,611
    350,000  BANK ONE NA                                                                6.25        02/15/2008         368,612

                                                                                                                       981,223
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.85%
    200,000  CONECTIV INCORPORATED SERIES B                                             5.30        06/01/2005         200,239
    200,000  ENTERGY GULF STATES INCORPORATED+/-                                        3.31        12/01/2009         200,378
     50,000  FPL GROUP CAPITAL INCORPORATED                                             3.25        04/11/2006          49,763
    310,000  GPU INCORPORATED SERIES A                                                  7.70        12/01/2005         316,142
    149,705  MIDLAND FUNDING II SERIES A                                               11.75        07/23/2005         151,891
    225,000  NISOURCE FINANCE CORPORATION                                               7.63        11/15/2005         229,595
     83,000  SOUTHERN CALIFORNIA EDISON                                                 8.00        02/15/2007          88,382

                                                                                                                     1,236,390
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
    120,000  BALL CORPORATION                                                           7.75        08/01/2006         123,300
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 0.74%
    165,000  CONAGRA FOODS INCORPORATED                                                 9.88        11/15/2005         169,842
    150,000  NABISCO INCORPORATED                                                       6.85        06/15/2005         150,544

                                                                                                                       320,386
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.78%
    505,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                            5.63        05/15/2007         517,557
    285,000  PREFERRED TERM SECURITIES XV+/-++                                          4.62        09/26/2034         285,712
    400,000  REGIONAL DIVERSIFIED FUNDING+/-++                                          4.45        01/25/2036         400,000

                                                                                                                     1,203,269
                                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.97%
    155,000  CAESARS ENTERTAINMENT INCORPORATED                                         8.50        11/15/2006         163,525
    250,000  HARRAH'S OPERATING COMPANY INCORPORATED                                    7.88        12/15/2005         255,625

                                                                                                                       419,150
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.57%
    250,000  JOHN DEERE CAPITAL CORPORATION                                             3.88        03/07/2007         249,083
                                                                                                                  ------------

INSURANCE CARRIERS - 1.64%
    500,000  PROTECTIVE LIFE US FUNDING TRUST++                                         5.88        08/15/2006         510,441
    200,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                       4.10        11/15/2006         201,231

                                                                                                                       711,672
                                                                                                                  ------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.35%
$   260,000  CAPITAL ONE BANK SERIES BKNT                                               8.25%       06/15/2005    $    261,395
    300,000  FORD MOTOR CREDIT COMPANY                                                  6.50        01/25/2007         299,970
    355,000  GENERAL ELECTRIC CAPITAL CORPORATION                                       5.38        03/15/2007         363,311
    120,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      6.75        01/15/2006         120,888
    185,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                   4.10        07/16/2007         173,248
    225,000  HSBC FINANCE CORPORATION                                                   8.88        02/15/2006         233,327

                                                                                                                     1,452,139
                                                                                                                  ------------

PIPELINES, EXCEPT NATURAL GAS - 0.41%
    175,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                          8.13        07/15/2005         176,644
                                                                                                                  ------------

TOBACCO PRODUCTS - 0.32%
    135,000  ALTRIA GROUP INCORPORATED                                                  6.38        02/01/2006         137,214
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.08%
    175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     7.75        06/15/2005         175,684
    295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                  3.20        03/07/2007         292,073

                                                                                                                       467,757
                                                                                                                  ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.41%
    175,000  BERGEN BRUNSWIG CORPORATION                                                7.25        06/01/2005         175,508
                                                                                                                  ------------

TOTAL CORPORATE BONDS & NOTES (COST $12,098,874)                                                                    12,061,455
                                                                                                                  ------------

MUNICIPAL BONDS & NOTES - 1.64%

NEW JERSEY - 0.95%
    205,000  BAYONNE NJ REDEVELOPMENT AGENCY (PROPERTY TAX REVENUE LOC)                 4.25        05/27/2005         204,922
    205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)               5.43        04/13/2007         205,572

                                                                                                                       410,494
                                                                                                                  ------------

OHIO - 0.69%
    300,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY SERIES B

             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.35        06/01/2033         299,775
                                                                                                                  ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $710,118)                                                                          710,269
                                                                                                                  ------------

AGENCY SECURITIES - 14.62%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.59%
     79,341  FHLMC #1B0145+/-                                                           6.03        10/01/2031          81,427
    397,706  FHLMC #555514                                                              9.00        10/01/2019         444,921
    598,940  FHLMC #555519                                                              9.00        12/01/2016         653,488
    157,429  FHLMC #786823+/-                                                           6.02        07/01/2029         164,809
    192,275  FHLMC #788792+/-                                                           6.15        01/01/2029         201,863
    149,678  FHLMC #789272+/-                                                           5.44        04/01/2032         154,830
    175,857  FHLMC #789483+/-                                                           5.68        06/01/2032         182,214
     13,071  FHLMC #865456+/-                                                           5.44        07/01/2010          13,101
    106,209  FHLMC #A01734                                                              9.00        08/01/2018         115,786
        677  FHLMC #B00589                                                             10.00        06/01/2005             682
    526,293  FHLMC #G10747                                                              7.50        10/01/2012         554,407
    330,135  FHLMC #G11209                                                              7.50        12/01/2011         347,889
    358,223  FHLMC #G11391                                                              7.50        06/01/2012         377,358

                                                                                                                     3,292,775
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.15%

$   458,548  FNMA #100254                                                               8.00%       12/15/2024    $    496,387
    380,741  FNMA #100255                                                               8.33        07/15/2020         423,494
    458,333  FNMA #100259                                                               7.50        12/15/2009         475,210
     35,010  FNMA #149167                                                              10.50        08/01/2020          40,438
     69,184  FNMA #365418+/-                                                            3.90        01/01/2023          70,080
     69,088  FNMA #372179                                                              11.00        04/01/2012          75,263
    211,007  FNMA #545460+/-                                                            5.81        11/01/2031         217,679
    430,025  FNMA #675491+/-                                                            5.35        04/01/2033         432,861

                                                                                                                     2,231,412
                                                                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.88%

    332,295  GNMA #781540                                                               7.00        05/15/2013         349,884
    433,577  GNMA #781614                                                               7.00        06/15/2033         464,069
                                                                                                                  ------------

                                                                                                                       813,953
                                                                                                                  ------------
TOTAL AGENCY SECURITIES (COST $6,098,769)                                                                            6,338,140
                                                                                                                  ------------

SHORT-TERM INVESTMENTS - 1.79%

SHARES

MUTUAL FUND - 1.68%

    726,382  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                               726,382
                                                                                                                  ------------

PRINCIPAL

US TREASURY BILLS - 0.11%

     50,000  US TREASURY BILL^#                                                         2.82        07/28/2005          49,662
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (COST $776,042)                                                                           776,044
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $42,779,836)*                          99.23%                                                               $ 43,024,211
OTHER ASSETS AND LIABILITIES, NET             0.77                                                                     334,791
                                           -------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $ 43,359,002
                                           =======                                                                ============

+/-   VARIABLE RATE SECURITIES.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $726,382.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        STATEMENT OF ASSETS AND LIABILITIES --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   STRATEGIC       ULTRA-SHORT
                                                                                                      INCOME          DURATION
                                                                                                        FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE.........................................................       $ 24,903,708     $  42,297,829
  INVESTMENTS IN AFFILIATES..............................................................          2,393,217           726,382
                                                                                                ------------     -------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW)......................................         27,296,925        43,024,211
                                                                                                ------------     -------------
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS.......................................                  0             7,250
  RECEIVABLE FOR FUND SHARES ISSUED......................................................             31,479            11,540
  RECEIVABLE FOR INVESTMENTS SOLD........................................................                  0            47,312
  RECEIVABLES FOR DIVIDENDS AND INTEREST.................................................            501,208           458,387
  PREPAID EXPENSES AND OTHER ASSETS......................................................              7,489                 0
                                                                                                ------------     -------------
TOTAL ASSETS.............................................................................         27,837,101        43,548,700
                                                                                                ------------     -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED.......................................................                  0            22,111
  PAYABLE FOR INVESTMENTS PURCHASED......................................................             90,000                 0
  DIVIDENDS PAYABLE......................................................................            144,444           120,427
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)..................................              4,082            23,004
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR................................................             15,845            18,794
  ACCRUED EXPENSES AND OTHER LIABILITIES.................................................                  0             5,362
                                                                                                ------------     -------------
TOTAL LIABILITIES........................................................................            254,371           189,698
                                                                                                ------------     -------------
TOTAL NET ASSETS.........................................................................       $ 27,582,730     $  43,359,002
                                                                                                ============     =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........................................................................       $ 27,235,491     $  51,388,697
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS).............................................             (8,221)         (115,783)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS..................................            456,562        (8,153,476)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES...............           (101,102)          244,375
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES..................................                  0            (4,811)
                                                                                                ------------     -------------
TOTAL NET ASSETS.........................................................................       $ 27,582,730     $  43,359,002
                                                                                                ------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A...................................................................       $ 13,156,000     $  15,253,616
  SHARES OUTSTANDING - CLASS A...........................................................          1,294,761         1,583,891
  NET ASSET VALUE PER SHARE - CLASS A....................................................       $      10.16     $        9.63
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A.............................................       $      10.64(2)  $        9.83(3)
  NET ASSETS - CLASS B...................................................................       $ 10,450,566     $   8,774,669
  SHARES OUTSTANDING - CLASS B...........................................................          1,028,206           913,110
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B.................................       $      10.16     $        9.61
  NET ASSETS - CLASS C...................................................................       $  3,976,164     $   6,279,418
  SHARES OUTSTANDING - CLASS C...........................................................            391,843           652,121
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C.................................             $10.15             $9.63
  NET ASSETS - CLASS Z...................................................................                N/A     $  13,051,299
  SHARES OUTSTANDING - CLASS Z...........................................................                N/A         1,360,146
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z.................................                N/A     $        9.60
                                                                                                ------------     -------------
INVESTMENTS AT COST......................................................................        $27,398,027     $  42,779,836
                                                                                                ============     =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                    WELLS FARGO ADVANTAGE INCOME FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                   ULTRA-SHORT
                                                                                            STRATEGIC INCOME          DURATION
                                                                                                        FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS.............................................................................      $       3,124     $           0
   INTEREST..............................................................................          1,018,629           871,351
   INCOME FROM AFFILIATED SECURITIES.....................................................              5,426             1,411
                                                                                               -------------     -------------
TOTAL INVESTMENT INCOME..................................................................          1,027,179           872,762
                                                                                               -------------     -------------

EXPENSES
   ADVISORY FEES.........................................................................             73,836            93,290
   ADMINISTRATION FEES
     FUND LEVEL..........................................................................                806             1,259
     CLASS A.............................................................................             31,596            37,858
     CLASS B.............................................................................             23,871            21,912
     CLASS C.............................................................................              9,516            18,716
     CLASS Z.............................................................................                N/A            35,173
   CUSTODY FEES..........................................................................              3,744             4,185
   SHAREHOLDER SERVICING FEES............................................................              4,028             6,295
   ACCOUNTING FEES.......................................................................              1,949             2,352
   DISTRIBUTION FEES (NOTE 3)
     CLASS A.............................................................................             15,605            18,962
     CLASS B.............................................................................             51,488            46,415
     CLASS C.............................................................................             22,355            39,375
   AUDIT FEES............................................................................             12,621             7,092
   REGISTRATION FEES.....................................................................             21,179            27,056
   SHAREHOLDER REPORTS...................................................................              3,808             3,850
   TRUSTEES' FEES........................................................................              2,317             3,443
   OTHER FEES AND EXPENSES...............................................................              4,918            10,691
                                                                                               -------------     -------------
TOTAL EXPENSES...........................................................................            283,637           377,924
                                                                                               -------------     -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)..........................................            (40,771)          (44,163)
   NET EXPENSES..........................................................................            242,866           333,761
                                                                                               -------------     -------------
NET INVESTMENT INCOME (LOSS).............................................................            784,313           539,001
                                                                                               -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION.......................            921,728            21,771
   FUTURES TRANSACTIONS..................................................................                  0            44,249
                                                                                               -------------     -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS................................................            921,728            66,020
                                                                                               -------------     -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION.......................         (1,608,682)         (341,333)
   FUTURES TRANSACTIONS..................................................................                  0            15,976
                                                                                               -------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS......................         (1,608,682)         (325,357)
                                                                                               =============     =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................................           (686,954)         (259,337)
                                                                                               -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........................      $      97,359     $     279,664
                                                                                               =============     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    STRATEGIC INCOME FUND
                                                                                            ----------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED           FOR THE
                                                                                              APRIL 30, 2005        YEAR ENDED
                                                                                                 (UNAUDITED)  OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS...................................................................      $ 28,696,705      $ 25,528,315

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)...........................................................           784,313         1,678,792
   NET REALIZED GAIN (LOSS) ON INVESTMENTS................................................           921,728         1,458,165
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS....................        (1,608,682)         (121,717)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................            97,359         3,015,240
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A...............................................................................          (421,392)         (826,616)
    CLASS B...............................................................................          (258,680)         (543,945)
    CLASS C...............................................................................          (114,513)         (311,074)
    CLASS Z...............................................................................               N/A               N/A
                                                                                                ------------      ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................................................          (794,585)       (1,681,635)
                                                                                                ------------      ------------
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A...................................................         3,500,072         4,817,413
    REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................................           377,066           754,775
    COST OF SHARES REDEEMED - CLASS A.....................................................        (4,173,111)       (3,304,856)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           (295,973)        2,267,332
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS B...................................................           898,687         2,326,689
    REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................................           164,383           363,231
    COST OF SHARES REDEEMED - CLASS B.....................................................          (416,866)       (1,660,133)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B            646,204         1,029,787
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS C...................................................           187,576           631,108
    REINVESTMENT OF DISTRIBUTIONS - CLASS C...............................................            90,688           235,456
    COST OF SHARES REDEEMED - CLASS C.....................................................        (1,045,244)       (2,328,898)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C           (766,980)       (1,462,334)
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS Z...................................................               N/A               N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS Z...............................................               N/A               N/A
    COST OF SHARES REDEEMED - CLASS Z.....................................................               N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS...........          (416,749)        1,834,785
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................................................        (1,113,975)        3,168,390
                                                                                                ------------      ------------
ENDING NET ASSETS.........................................................................      $ 27,582,730      $ 28,696,705
                                                                                                ============      ============
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A.................................................................           331,361           472,766
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A..............................            35,800            74,328
    SHARES REDEEMED - CLASS A.............................................................          (396,290)         (326,035)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................           (29,129)          221,059
                                                                                                ------------      ------------
    SHARES SOLD - CLASS B.................................................................            84,934           229,656
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B..............................            15,598            35,755
    SHARES REDEEMED - CLASS B.............................................................           (39,770)         (163,763)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................            60,762           101,648
                                                                                                ------------      ------------
    SHARES SOLD - CLASS C.................................................................            17,789            61,929
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C..............................             8,618            23,230
    SHARES REDEEMED - CLASS C.............................................................           (99,459)         (231,014)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C...................................           (73,052)         (145,855)
                                                                                                ------------      ------------
    SHARES SOLD - CLASS Z.................................................................               N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z..............................               N/A               N/A
    SHARES REDEEMED - CLASS Z.............................................................               N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z...................................               N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...           (41,419)          176,852
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME.....................................      $     (8,221)     $      1,256
                                                                                                ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                              ULTRA-SHORT DURATION BOND FUND
                                                                                            ----------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED           FOR THE
                                                                                              APRIL 30, 2005        YEAR ENDED
                                                                                                 (UNAUDITED)  OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS...................................................................      $ 55,046,784      $ 88,469,686

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)...........................................................           539,001           917,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS................................................            66,020           313,645
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS....................          (325,357)         (533,725)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................           279,664           697,518
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A...............................................................................          (253,746)         (569,578)
    CLASS B...............................................................................          (102,329)         (198,266)
    CLASS C...............................................................................           (86,927)         (221,764)
    CLASS Z...............................................................................          (217,246)         (503,941)
                                                                                                ------------      ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................................................          (660,248)       (1,493,549)
                                                                                                ------------      ------------
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A...................................................         1,712,277         4,679,036
    REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................................           242,471           569,114
    COST OF SHARES REDEEMED - CLASS A.....................................................        (5,433,673)      (17,610,055)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A         (3,478,925)      (12,361,905)
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS B...................................................           269,035         1,575,350
    REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................................            75,262           152,697
    COST OF SHARES REDEEMED - CLASS B.....................................................        (1,744,448)       (5,156,873)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B         (1,400,151)       (3,428,826)
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS C...................................................           240,547         2,833,230
    REINVESTMENT OF DISTRIBUTIONS - CLASS C...............................................            60,706           148,031
    COST OF SHARES REDEEMED - CLASS C.....................................................        (3,992,242)       (8,927,040)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C         (3,690,989)       (5,945,779)
                                                                                                ------------      ------------
    PROCEEDS FROM SHARES SOLD - CLASS Z...................................................           461,494         1,960,209
    REINVESTMENT OF DISTRIBUTIONS - CLASS Z...............................................           192,997           512,982
    COST OF SHARES REDEEMED - CLASS Z.....................................................        (3,391,624)      (13,363,552)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z         (2,737,133)      (10,890,361)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS...........       (11,307,198)      (32,626,871)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................................................       (11,687,782)      (33,422,902)
                                                                                                ------------      ------------
ENDING NET ASSETS.........................................................................      $ 43,359,002      $ 55,046,784
                                                                                                ============      ============
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A.................................................................           177,346           478,644
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A..............................            25,068            58,113
    SHARES REDEEMED - CLASS A.............................................................          (562,210)       (1,796,414)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................          (359,796)       (1,259,657)
                                                                                                ------------      ------------
    SHARES SOLD - CLASS B.................................................................            27,893           161,517
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B..............................             7,797            15,633
    SHARES REDEEMED - CLASS B.............................................................          (180,868)         (527,802)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................          (145,178)         (350,652)
                                                                                                ------------      ------------
    SHARES SOLD - CLASS C.................................................................            24,807           288,769
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C..............................             6,377            15,123
    SHARES REDEEMED - CLASS C.............................................................          (413,026)         (911,753)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C...................................          (381,842)         (607,861)
                                                                                                ------------      ------------
    SHARES SOLD - CLASS Z.................................................................            48,001           200,502
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z..............................            20,021            52,560
    SHARES REDEEMED - CLASS Z.............................................................          (352,117)       (1,367,405)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z...................................          (284,095)       (1,114,343)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...        (1,170,911)       (3,332,513)
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME.....................................      $   (115,783)     $      5,464
                                                                                                ============      ============

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                             BEGINNING          NET             AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                             NET ASSET   INVESTMENT      UNREALIZED       FROM NET       FROM NET
                                                             VALUE PER       INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                                 SHARE       (LOSS)     INVESTMENTS         INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $10.41         0.31           (0.25)         (0.31)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.90         0.71            0.51          (0.71)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 7.67         0.70            2.22          (0.69)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................    $ 9.53         0.96           (1.64)         (0.97)         (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...................    $10.00         1.14           (0.47)         (1.14)          0.00

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $10.42         0.25           (0.26)         (0.25)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.90         0.59            0.52          (0.59)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 7.68         0.59            2.21          (0.58)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................    $ 9.53         0.84           (1.63)         (0.85)         (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...................    $10.00         1.02           (0.47)         (1.02)          0.00

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $10.40         0.26           (0.25)         (0.26)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.89         0.59            0.56          (0.59)         (0.05)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 7.66         0.59            2.22          (0.58)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................    $ 9.52         0.84           (1.63)         (0.86)         (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...................    $10.00         1.02           (0.48)         (1.02)          0.00

ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $ 9.71         0.11           (0.05)         (0.14)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.83         0.15           (0.02)         (0.25)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 9.90         0.18            0.06          (0.31)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002........................    $10.24         0.35           (0.34)         (0.35)          0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001....................    $10.10         0.52            0.16          (0.54)          0.00

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $ 9.68         0.07           (0.04)         (0.10)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.81         0.07           (0.03)         (0.17)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 9.88         0.09            0.06          (0.22)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002........................    $10.22         0.26           (0.34)         (0.26)          0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001....................    $10.10         0.44            0.14          (0.46)          0.00

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $ 9.70         0.07           (0.04)         (0.10)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.83         0.19           (0.02)         (0.30)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 9.90         0.10            0.05          (0.22)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002........................    $10.23         0.26           (0.32)         (0.27)          0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001....................    $10.10         0.44            0.15          (0.46)          0.00

CLASS Z
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .............    $ 9.67         0.12           (0.04)         (0.15)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004........................    $ 9.80         0.15           (0.03)         (0.25)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003........................    $ 9.86         0.18            0.08          (0.32)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002........................    $10.19         0.35           (0.34)         (0.34)          0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001........................    $10.14         0.54            0.14          (0.63)          0.00
NOVEMBER 1, 1999 TO OCTOBER 31, 2000........................    $10.21         0.56            0.02          (0.65)          0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                              ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           NET ASSET   -----------------------------------------------------
                                                           VALUE PER   NET INVESTMENT       GROSS    EXPENSES           NET
                                                               SHARE    INCOME (LOSS)    EXPENSES      WAIVED      EXPENSES
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $10.16             2.95%       1.58%      (0.49)%        1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $10.41             6.95%       1.52%      (0.40)%        1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.90             7.77%       1.58%      (0.45)%        1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................      $ 7.67            10.56%       1.59%      (0.51)%        1.08%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...............      $ 9.53            12.11%       3.94%      (2.81)%        1.13%

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $10.16             2.40%       2.32%      (0.10)%        2.22%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $10.42             5.82%       2.30%      (0.04)%        2.26%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.90             6.44%       2.36%       0.00%         2.36%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................      $ 7.68             9.05%       2.40%       0.00%         2.40%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...............      $ 9.53            10.86%       4.04%      (1.65)%        2.39%

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $10.15             2.46%       2.19%      (0.09)%        2.10%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $10.40             5.81%       2.34%      (0.03)%        2.31%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.89             6.57%       2.38%       0.00%         2.38%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................      $ 7.66             9.02%       2.38%      (0.01)%        2.37%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...............      $ 9.52            10.89%       4.10%      (1.70)%        2.40%

ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $ 9.63             1.24%       1.36%      (0.28)%        1.08%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $ 9.71             1.71%       1.32%      (0.20)%        1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.83             1.76%       1.25%      (0.12)%        1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002....................      $ 9.90             3.49%       1.25%      (0.13)%        1.12%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001................      $10.24             4.59%       1.52%      (0.40)%        1.12%

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $ 9.61             0.81%       2.06%      (0.12)%        1.94%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $ 9.68             0.83%       2.11%      (0.12)%        1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.81             0.93%       2.05%      (0.05)%        2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002....................      $ 9.88             2.47%       2.04%      (0.04)%        2.00%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001................      $10.22             3.60%       2.40%      (0.21)%        2.19%

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $ 9.63             0.83%       2.15%      (0.20)%        1.95%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $ 9.70             0.84%       2.10%      (0.11)%        1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.83             0.87%       2.04%      (0.04)%        2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002....................      $ 9.90             2.54%       2.03%      (0.03)%        2.00%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001................      $10.23             3.60%       2.26%      (0.21)%        2.05%

CLASS Z
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) .........      $ 9.60             1.28%       1.09%      (0.09)%        1.00%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004....................      $ 9.67             1.69%       1.16%      (0.04)%        1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003....................      $ 9.80             1.87%       1.08%      (0.01)%        1.07%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002....................      $ 9.86             3.55%       1.16%      (0.01)%        1.15%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001....................      $10.19             5.30%       1.24%       0.00%         1.24%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000....................      $10.14             5.60%       1.15%       0.00%         1.15%

                                                                                      PORTFOLIO      NET ASSETS AT
                                                                          TOTAL       TURNOVER       END OF PERIOD
                                                                      RETURN(2)        RATE(3)      (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.57%           70%              $13,156
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................        12.70%          141%              $13,786
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................        39.38%          155%              $10,917
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................        (8.35)%         235%              $ 7,699
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ........................         6.04%          424%              $ 5,619

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................        (0.10)%          70%              $10,451
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................        11.55%          141%              $10,076
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................        37.55%          155%              $ 8,573
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................        (9.44)%         235%              $ 4,313
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ........................         4.87%          424%              $ 2,377

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.06%           70%              $ 3,976
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................        11.40%          141%              $ 4,834
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................        37.73%          155%              $ 6,038
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................        (9.56)%         235%              $ 4,928
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ........................         4.77%          424%              $ 2,312

ULTRA-SHORT DURATION BOND FUND
-------------------------------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.66%            8%              $15,254
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................         1.35%           28%              $18,865
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................         2.45%           90%              $31,490
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.............................         0.15%          204%              $22,230
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001.........................         6.90%          221%              $ 9,522

CLASS B
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.34%            8%              $ 8,775
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................         0.37%           28%              $10,249
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................         1.56%           90%              $13,820
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.............................        (0.74)%         204%              $13,419
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001.........................         5.82%          221%              $ 3,869

CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.35%            8%              $ 6,279
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................         0.37%           28%              $10,034
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................         1.56%           90%              $16,138
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.............................        (0.63)%         204%              $ 8,947
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001.........................         5.90%          221%              $ 3,346

CLASS Z
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..................         0.80%            8%              $13,051
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.............................         1.25%           28%              $15,898
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.............................         2.62%           90%              $27,021
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.............................         0.15%          204%              $30,194
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.............................         6.84%          221%              $47,219
NOVEMBER 1, 1999 TO OCTOBER 31, 2000.............................         5.83%           59%              $51,144

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Strategic Income Fund and Ultra-Short Duration Bond Fund.

      In September 2004, the Board of Trustees of the Wells Fargo Funds Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

Acquiring Fund                                                      Target Fund
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND CLASS A                 STRONG ADVISOR STRATEGIC INCOME FUND CLASS A
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND CLASS B                 STRONG ADVISOR STRATEGIC INCOME FUND CLASS B
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND CLASS C                 STRONG ADVISOR STRATEGIC INCOME FUND CLASS C
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND CLASS A        STRONG ADVISOR SHORT DURATION BOND FUND CLASS A
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND CLASS B        STRONG ADVISOR SHORT DURATION BOND FUND CLASS B
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND CLASS C        STRONG ADVISOR SHORT DURATION BOND FUND CLASS C
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND CLASS Z        STRONG ADVISOR SHORT DURATION BOND FUND CLASS Z
-------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

      At October 31, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                               Capital Loss
Fund                                     Year Expires         Carryforwards
---------------------------------------------------------------------------
STRATEGIC INCOME FUND                        2010              $  370,721
---------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND               2006               3,548,671
---------------------------------------------------------------------------
                                             2008                 240,514
---------------------------------------------------------------------------
                                             2010               3,205,247
---------------------------------------------------------------------------
                                             2011               1,042,242
---------------------------------------------------------------------------
                                             2012                 203,609

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2005, the following Fund(s) held futures contracts:

                                                                                                             Net Unrealized
                                                                                                              Appreciation
Fund                             Contracts             Type            Expiration Date     Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND   Short 16      US 2 YR Note Jun 05        June 2005          $ 3,320,932          $(2,493)
---------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND   Short 13      US 5 YR Note Jun 05        June 2005            1,407,398           (2,318)

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, if any, are included in Securities Lending Income on the Statement of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:





                                                                                                                      Sub-Advisory
                                                       Advisory Fees*                                                  Fees (% of
                               Average Daily           (% of Average                          Average Daily           Average Daily
Fund                            Net Assets            Daily Net Assets)   Sub-Adviser          Net Assets              Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND            $0 - $499  million         0.450        Wells Capital             $0 - $400 million      0.200
                       $500 million - $999  million         0.400           Management   $400 million - $800 million      0.175
                         $1 billion - $2.99 billion         0.350         Incorporated                > $800 million      0.150
                         $3 billion - $4.99 billion         0.325
                                    > $4.99 billion         0.300
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION             $0 - $499  million         0.450        Wells Capital             $0 - $400 million      0.200
BOND FUND              $500 million - $999  million         0.400           Management   $400 million - $800 million      0.175
                         $1 billion - $2.99 billion         0.350         Incorporated                > $800 million      0.150
                         $3 billion - $4.99 billion         0.325
                                    > $4.99 billion         0.300

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      * Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates; from January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser and was entitled to receive an annual fee at the same rates.

                                                                          Advisory Fees
                                                                          (% of Average
Fund                                    Average Daily Net Assets        Daily Net Assets)
-----------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                           $0 - $4 billion                0.500
                                        $4 billion - $6 billion                0.475
                                                   > $6 billion                0.450
-----------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                  $0 - $4 billion                0.375
                                        $4 billion - $6 billion                0.350
                                                   > $6 billion                0.325

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                           Admin Fees**
                                                                          (% of Average
Fund                                  Average Daily Net Assets           Daily Net Assets)
------------------------------------------------------------------------------------------
FUND LEVEL                                   $0 - $4.99 billion                0.05
                                     $5 billion - $9.99 billion                0.04
                                                > $9.99 billion                0.03
------------------------------------------------------------------------------------------
CLASS A                                                                        0.28
------------------------------------------------------------------------------------------
CLASS B                                                                        0.28
------------------------------------------------------------------------------------------
CLASS C                                                                        0.28
------------------------------------------------------------------------------------------
CLASS Z                                                                        0.45
------------------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                            Admin Fees
                                                                           (% of Average
                                                                         Daily Net Assets)
------------------------------------------------------------------------------------------
CLASS A                                                                        0.28
------------------------------------------------------------------------------------------
CLASS B                                                                        0.28
------------------------------------------------------------------------------------------
CLASS C                                                                        0.28
------------------------------------------------------------------------------------------
CLASS Z                                                                        0.28

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 11, 2005, as shown below, have been combined with administration fees.

                                           Transfer Agent Fees and Other Related Expenses
Fund                                   Class A         Class B        Class C         Class Z
---------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                  $11,964         $9,028          $3,094            N/A
---------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND          14,154          8,556           7,432         13,989

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                           % of Average
                                                                         Daily Net Assets
-----------------------------------------------------------------------------------------
STRATEGIC INCOME FUND, ULTRA-SHORT DURATION BOND FUND                          0.02
-----------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Prior to March 27, 2005, State Street served as custodian for the Strong Advisor Strategic Income Fund. Prior to March 21, 2005, State Street served as custodian for the Strong Advisor Short Duration Bond Fund. State Street was entitled to receive a fee that was substantially transaction-based.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                           % of Average
                                                                         Daily Net Assets
-----------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z                                             0.25*
-----------------------------------------------------------------------------------------

      * Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were included in the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through April 30, 2005, shareholder servicing fees paid were as follows:

Fund                                  Class A         Class B        Class C         Class Z
---------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                 $ 1,924         $1,523         $   581            N/A
---------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND          2,202          1,284             924          1,885

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class A, B, and C shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of Class A, B, and C shares.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 27, 2005, State Street served as fund accountant for the Strong Advisor Strategic Income Fund. Prior to March 21, 2005, State Street served as fund accountant for the Strong Advisor Short Duration Bond Fund. Fund accounting fees were paid by the Funds' administrator through April 10, 2005, and not by the Funds.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through April 30, 2005 were as follows:

                                                   Net Operating Expense Ratios
Fund                                  Class A         Class B        Class C         Class Z
---------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                   1.10%          1.85%           1.85%            N/A
---------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND          0.80%          1.55%           1.55%           0.97%

      Prior to April 11, 2005, the predecessor Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for the Strong Advisor Bond Fund and Strong Advisor Strategic Income Fund from May 21, 2004 to May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SISI also allocated to each Fund certain charges or credits resulting from transfer agency banking activities based on each class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                   Waived Fees and Reimbursed Expenses
Fund                                  Fund Level       Class A        Class B         Class C
---------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                   $5,413         $27,804       $    0          $     0
---------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND           8,388          15,186        1,037            4,532

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

Fund                                     Purchases at Cost     Sales Proceeds
-----------------------------------------------------------------------------
STRATEGIC INCOME FUND                      $18,989,730          $18,386,792
-----------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND               3,877,808            6,604,121

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values.

      For the six months ended April 30, 2005, there were no borrowings under either agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor Funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $7 million a year for five years. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor Funds. Although civil litigation against Strong and certain predecessor Funds relating to these matters is continuing, neither the current adviser nor the successor Funds is a party to any such suit.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee,                   Private Investor/Real Estate         None
60                          since 1987                 Developer; Chairman of White
                                                       Point Capital, LLC.
---------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee,                   Associate Professor of Finance,      None
62                          since 1987                 Wake Forest University,
                                                       Calloway School of Business
                                                       and Accountancy.
---------------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee,                   Chairman, CEO, and Co-               None
62                          since 1998                 Founder of Crystal Geyser
                            (Chairman, since 2005)     Water Company and President
                                                       of Crystal Geyser Roxane
                                                       Water Company.
---------------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee,                   Retired. Prior thereto, President    None
71                          since 1987                 of Richard M. Leach Associates
                                                       (a financial consulting firm).
---------------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee,                   Senior Counselor to the public       None
53                          since 1996                 relations firm of Himle-Horner
                                                       and Senior Fellow at the
                                                       Humphrey Institute,
                                                       Minneapolis, Minnesota (a public
                                                       policy organization).
---------------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee,                   Principal in the law firm of         None
64                          since 1996                 Willeke & Daniels.
---------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Karla M. Rabusch            President, since           Executive Vice President of          None
46                          2003                       Wells Fargo Bank, N.A.
                                                       President of Wells Fargo Funds
                                                       Management, LLC. Senior Vice
                                                       President and Chief
                                                       Administrative Officer of Wells
                                                       Fargo Funds Management, LLC
                                                       from 2001 to 2003. Vice
                                                       President of Wells Fargo Bank,
                                                       N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo          Treasurer, since 2003      Senior Vice President of Wells       None
36                                                     Fargo Bank, N.A. Senior Vice
                                                       President of Operations for
                                                       Wells Fargo Funds Management,
                                                       LLC. Prior there-to, Operations
                                                       Manager at Scudder Weisel
                                                       Capital, LLC (2000 to 2001),
                                                       Director of Shareholder
                                                       Services at BISYS Fund
                                                       Services (1999 to 2000) and
                                                       Assistant Vice President of
                                                       Operations with Nicholas-
                                                       Applegate Capital Management
                                                       from 1993 to 1999.
---------------------------------------------------------------------------------------------------------------
C. David Messman            Secretary, since 2000      Vice President and Managing          None
45                                                     Senior Counsel of Wells Fargo
                                                       Bank, N.A. Senior Vice
                                                       President and Secretary of Wells
                                                       Fargo Funds Management, LLC.
                                                       Vice President and Senior
                                                       Counsel of Wells Fargo Bank,
                                                       N.A. from 1996 to 2003.
---------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

STRATEGIC INCOME FUND AND ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Strategic Income Fund and Ultra-Short Duration Bond Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Funds at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Advisor Strategic Income Fund (the accounting survivor) into the Wells Fargo Advantage Strategic Income Fund and the Strong Advisor Short Duration Bond Fund (the accounting survivor) into the Wells Fargo Ultra-Short Duration Bond Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. The Funds commenced operations on April 11, 2005. Accordingly, references to the Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of the Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. ("Strong") by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      The Board noted that the Strategic Income Fund's performance was better than the median performance of its Peer Group for all time periods. The Board also noted that the Ultra Short Duration Bond Fund's performance was lower than the median performance of its Peer Group for all time periods and required further review. Upon further review, the Board noted that the Fund's underperformance was explained, in part, by some credit issues experienced when the Fund was managed by certain Strong portfolio managers. In addition, the Board noted that there had been a portfolio manager change for the Fund during the past year and asked for a continued report on the Fund's performance.

      The Board received and considered information regarding each Fund's total net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper.

      The Board noted that the net operating expense ratio of the Strategic Income Fund was lower than the Fund's Peer Group's median net operating expense ratio. The Board also noted that the net operating expense ratio of the Ultra Short Duration Bond Fund was higher than the Fund's Peer Group's median net operating expense ratio, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of the Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates") payable by the Funds to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the Funds had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Funds. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The

Board concluded that any potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the anticipated allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares would be offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio mangers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depositary Receipt
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FFCB          -- Federal Farm Credit Bank
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GDR           -- Global Depositary Receipt
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
IDR           -- Industrial Development Revenue
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFHR          -- Single Family Housing Revenue
SFMR          -- Single Family Mortgage Revenue
SLMA          -- Student Loan Marketing Association
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares
XLCA          -- XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS  ADVANTAGE
FARGO  FUNDS

More information about Wells Fargo Advantage Funds (SM)            This report and the financial statements contained
is available free upon request. To obtain literature, please       herein are submitted  for the general  information
write, e-mail, or call:                                            of the  shareholders  of the WELLS FARGO ADVANTAGE
                                                                   FUNDS.  If this  report  is used  for  promotional
WELLS FARGO ADVANTAGE FUNDS                                        purposes,  distribution  of  the  report  must  be
P.O. Box 8266                                                      accompanied  or preceded by a current  prospectus.
Boston, MA 02266-8266                                              For  a   prospectus   containing   more   complete
                                                                   information,  including charges and expenses, call
E-mail: wfaf@wellsfargo.com                                        1-800-222-8222.  Please  consider  the  investment
Retail Investment Professionals: 888-877-9275                      objective,  risks,  charges  and  expenses  of the
Institutional Investment Professionals: 866-765-0778               investment  carefully before  investing.  This and
Web: www.wellsfargo.com/advantagefunds                             other  information  about  WELLS  FARGO  ADVANTAGE
                                                                   FUNDS can be found in the current prospectus. Read
                                                                   the prospectus carefully before you invest or send
                                                                   money.

                                                                   Wells Fargo Funds Management, LLC, a wholly- owned
                                                                   subsidiary  of  Wells  Fargo &  Company,  provides
                                                                   investment  advisory and  administrative  services
                                                                   for  the  WELLS  FARGO  ADVANTAGE   FUNDS.   Other
                                                                   affiliates  of Wells Fargo & Company  provide sub-
                                                                   advisory  and other  services  for the Funds.  The
                                                                   Funds  are   distributed   by  Wells  Fargo  Funds
                                                                   Distributor,  LLC, Member NASD/SIPC,  an affiliate
                                                                   of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved. |  www.wellsfargo.com/advantagefunds  |     SM50926 06-05
                                                                                                        SADVINC/WH2600 04-05

                                                                    [LOGO]
                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS



                                          APRIL 30, 2005

                                        SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Corporate Bond Fund
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

PLEASE NOTE THAT THIS REPORT COVERS A SIX-MONTH PERIOD OF TIME, THE MAJORITY OF WHICH REPRESENTS A TIME PRIOR TO THE APRIL 11, 2005, REORGANIZATION WITH THE STRONG FUNDS. STRONG CAPITAL MANAGEMENT, INC. PROVIDED INVESTMENT MANAGEMENT SERVICES TO THESE FUNDS FROM THE BEGINNING OF THE REPORTING PERIOD THROUGH DECEMBER 31, 2004, AFTER WHICH TIME WELLS FARGO FUNDS MANAGEMENT, LLC TOOK OVER MANAGEMENT RESPONSIBILITIES THROUGH THE END OF THE REPORTING PERIOD.

TABLE OF CONTENTS

Letter to Shareholders....................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Corporate Bond Fund....................................................     2
   Government Securities Fund.............................................     4
   High Income Fund.......................................................     6
   Short-Term Bond Fund...................................................     8
   Short-Term High Yield Bond Fund........................................    10
   Ultra Short-Term Income Fund...........................................    12
Fund Expenses.............................................................    14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Corporate Bond Fund....................................................    17
   Government Securities Fund.............................................    23
   High Income Fund.......................................................    30
   Short-Term Bond Fund...................................................    35
   Short-Term High Yield Bond Fund........................................    44
   Ultra Short-Term Income Fund...........................................    48
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities....................................    58
   Statement of Operations................................................    60
   Statements of Changes in Net Assets....................................    62
   Financial Highlights...................................................    70
Notes to Financial Highlights.............................................    76
--------------------------------------------------------------------------------
Notes to Financial Statements.............................................    77
--------------------------------------------------------------------------------
Other Information.........................................................    87
--------------------------------------------------------------------------------
List of Abbreviations.....................................................    92
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your WELLS FARGO ADVANTAGE INCOME FUNDS semi-annual report for the six-month period ended April 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation could continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM and Ford would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CORPORATE BOND FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   D. James Newton II, CFA, CPA           12/12/1985
   Janet S. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.60%(1) for the six-month period ended April 30, 2005, while its benchmarks, the Lehman Brothers U.S. Aggregate Bond Index(2), returned 0.98%, and the Lehman Brothers U.S. Credit BAA 3% Issuer Capped Bond Index(3), returned (2.50)% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period started on a positive note, with improving balance sheets, good corporate earnings, strong demand for corporate bonds, and a solid economy. However, as 2005 unfolded, the pace of shareholder-friendly activity picked up. This activity, which included share repurchases, stock buybacks, and leveraged buyouts, was increasingly harmful to the interests of bondholders.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Four important management factors regularly affect the performance of the Corporate Bond Fund: duration, yield curve positioning, industry weightings, and security selection. During the past six months, yield curve positioning, industry weightings, and security selection had the most significant influence on the Fund's performance.

      Our yield curve positioning had a positive impact on the Fund's performance. During the period, we employed a curve flattener strategy, meaning that we were underweight shorter maturity securities, as compared to the benchmark, and overweight securities with longer maturities. This strategy proved successful as the Federal Reserve Board's rate hikes caused short-term rates to rise while long-term rates fell.

      Our positioning in the auto sector--the worst-performing group during the period--also added to performance relative to the benchmark. When the period began, the portfolio was moderately overweight the sector. However, we reduced our auto holdings during the period as the operating performance of General Motors and Ford deteriorated at a quicker-than-anticipated pace. Our holdings in the cable sector also benefited the portfolio as a result of their solid operating results and strong cash flow generation.

      Our holdings in the supermarket sector, on the other hand, had a negative impact on performance. We held an overweight position in supermarket bonds because we believed companies such as Safeway, Kroger, and Albertson's were going to maintain solid credit quality in order to effectively compete with Wal-Mart. During the period, however, bond investors became increasingly concerned about the potential for leveraged buyouts in the sector. Underweighting the airline sector also detracted from performance. We continued to avoid this sector because of concerns about high fuel costs and the airline companies' poor financial condition. But, the sector actually performed well during the period. It benefited from Delta's ability to avert a bankruptcy filing and from improving valuations on the airplanes that secure much of the outstanding airline debt.

      Of final note, the Fund also invested in fixed-income derivative securities--primarily exchange-traded U.S. Treasury futures contracts and exchange-traded Eurodollar futures contracts--to help manage the portfolio's duration.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The outlook for the corporate bond market is generally mixed. Corporate management teams are increasingly using leverage to help benefit shareholders, a trend we are monitoring closely. The condition of auto companies, primarily General Motors and Ford, is another headwind as the companies' credit ratings migrate to the below investment-grade category. On a positive note, we expect corporate earnings and cash flow to remain strong if the economy stays supportive. We believe the modest supply of new corporate bonds is another positive factor for the corporate bond market.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CORPORATE BOND FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                             Excluding Sales Charge
                                                                      ---------------------------------------
                                                                      6-Month*    1-Year    5-Year    10-Year
                                                                      -------     ------    ------    -------
Corporate Bond Fund - Advisor Class                                     0.50       5.60      6.27       7.00
Corporate Bond Fund - Institutional Class                               0.81       6.16      6.87       7.44
Corporate Bond Fund - Investor Class                                    0.60       5.77      6.42       7.19
Benchmarks
  Lehman Brothers U.S. Aggregate Bond Index(2)                          0.98       5.26      7.49       7.14
  Lehman Brothers U.S. Credit BAA 3% Issuer Capped Bond Index(3)       (2.50)      3.01      8.22       7.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           75%
--------------------------------------------------------------------------------
Average Credit Quality(5)                                                  BAA2
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    6.71%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                     11.72 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           6.17 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv Class)             $10.48, $10.47, $10.49
--------------------------------------------------------------------------------
Distribution Rate(6) (Adv, Inst, Inv Class)                  4.87%, 4.97%, 5.01%
--------------------------------------------------------------------------------
30-Day SEC Yield(7) (Adv, Inst, Inv Class)                   4.69%, 5.00%, 4.70%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bonds                                                          2%
Municipal Bonds                                                              1%
Corporate Bonds                                                             91%
Collateralized Mortgage Securities                                           1%
Cash Management                                                              2%
U.S. Treasury Notes                                                          3%

GROWTH OF $10,000 INVESTMENT(8) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO                              LEHMAN BROTHERS
             ADVANTAGE CORPORATE    LEHMAN BROTHERS     U.S. CREDIT BAA 3%
                 BOND FUND -        U.S. AGGREGATE         ISSUER CAPPED
               INVESTOR CLASS         BOND INDEX            BOND INDEX
             -------------------    ---------------     ------------------
4/30/1995          10,000               10,000               10,000
5/31/1995          10,461               10,387               10,480
6/30/1995          10,575               10,463               10,583
7/31/1995          10,567               10,440               10,553
8/31/1995          10,753               10,566               10,726
9/30/1995          10,885               10,668               10,860
10/31/1995         11,072               10,807               10,960
11/30/1995         11,246               10,969               11,167
12/31/1995         11,542               11,123               11,356
1/31/1996          11,619               11,197               11,421
2/29/1996          11,357               11,002               11,159
3/31/1996          11,275               10,926               11,074
4/30/1996          11,203               10,864               10,981
5/31/1996          11,186               10,842               10,977
6/30/1996          11,306               10,988               11,142
7/31/1996          11,392               11,018               11,171
8/31/1996          11,416               11,000               11,140
9/30/1996          11,650               11,191               11,385
10/31/1996         11,956               11,439               11,709
11/30/1996         12,253               11,635               11,976
12/31/1996         12,180               11,527               11,813
1/31/1997          12,284               11,562               11,843
2/28/1997          12,390               11,591               11,909
3/31/1997          12,177               11,462               11,723
4/30/1997          12,341               11,634               11,900
5/31/1997          12,517               11,744               12,044
6/30/1997          12,717               11,884               12,225
7/31/1997          13,186               12,204               12,691
8/31/1997          13,043               12,100               12,501
9/30/1997          13,247               12,278               12,731
10/31/1997         13,331               12,456               12,898
11/30/1997         13,434               12,514               12,967
12/31/1997         13,627               12,640               13,123
1/31/1998          13,838               12,802               13,246
2/28/1998          13,830               12,792               13,240
3/31/1998          13,877               12,836               13,284
4/30/1998          13,953               12,903               13,373
5/31/1998          14,179               13,026               13,531
6/30/1998          14,317               13,136               13,612
7/31/1998          14,309               13,164               13,592
8/31/1998          14,302               13,378               13,562
9/30/1998          14,549               13,692               13,975
10/31/1998         14,243               13,619               13,702
11/30/1998         14,484               13,697               13,984
12/31/1998         14,615               13,738               14,022
1/31/1999          14,814               13,836               14,207
2/28/1999          14,505               13,594               13,894
3/31/1999          14,675               13,670               14,037
4/30/1999          14,768               13,713               14,119
5/31/1999          14,535               13,593               13,922
6/30/1999          14,451               13,549               13,853
7/31/1999          14,451               13,492               13,785
8/31/1999          14,357               13,485               13,725
9/30/1999          14,499               13,642               13,875
10/31/1999         14,554               13,692               13,927
11/30/1999         14,591               13,691               13,956
12/31/1999         14,581               13,625               13,906
1/31/2000          14,579               13,580               13,871
2/29/2000          14,747               13,745               14,009
3/31/2000          14,821               13,925               14,082
4/30/2000          14,673               13,886               13,847
5/31/2000          14,503               13,879               13,784
6/30/2000          15,014               14,168               14,215
7/31/2000          15,211               14,297               14,395
8/31/2000          15,403               14,504               14,562
9/30/2000          15,427               14,596               14,598
10/31/2000         15,388               14,692               14,541
11/30/2000         15,435               14,933               14,699
12/31/2000         15,732               15,211               14,938
1/31/2001          16,258               15,460               15,387
2/28/2001          16,421               15,595               15,518
3/31/2001          16,519               15,673               15,602
4/30/2001          16,505               15,607               15,544
5/31/2001          16,662               15,700               15,721
6/30/2001          16,637               15,760               15,822
7/31/2001          17,138               16,113               16,252
8/31/2001          17,227               16,298               16,481
9/30/2001          16,828               16,489               16,285
10/31/2001         17,095               16,834               16,737
11/30/2001         16,952               16,601               16,570
12/31/2001         16,806               16,495               16,463
1/31/2002          16,703               16,629               16,596
2/28/2002          16,641               16,790               16,664
3/31/2002          16,299               16,511               16,393
4/30/2002          16,326               16,832               16,624
5/31/2002          16,427               16,975               16,834
6/30/2002          16,135               17,122               16,642
7/31/2002          15,612               17,328               16,271
8/31/2002          16,068               17,621               16,851
9/30/2002          16,274               17,906               17,091
10/31/2002         16,119               17,825               16,889
11/30/2002         16,486               17,820               17,314
12/31/2002         17,039               18,188               17,876
1/31/2003          17,119               18,203               17,973
2/28/2003          17,532               18,455               18,383
3/31/2003          17,657               18,441               18,483
4/30/2003          18,076               18,593               18,994
5/31/2003          18,692               18,939               19,701
6/30/2003          18,677               18,901               19,692
7/31/2003          17,827               18,266               18,807
8/31/2003          18,016               18,387               18,992
9/30/2003          18,706               18,874               19,745
10/31/2003         18,536               18,698               19,562
11/30/2003         18,685               18,743               19,687
12/31/2003         18,997               18,934               19,932
1/31/2004          19,217               19,086               20,166
2/29/2004          19,412               19,293               20,431
3/31/2004          19,581               19,438               20,632
4/30/2004          18,932               18,932               19,950
5/31/2004          18,748               18,857               19,795
6/30/2004          18,842               18,964               19,883
7/31/2004          19,103               19,152               20,170
8/31/2004          19,545               19,518               20,685
9/30/2004          19,674               19,570               20,843
10/31/2004         19,906               19,735               21,079
11/30/2004         19,777               19,577               20,887
12/31/2004         20,101               19,757               20,556
1/31/2005          20,286               19,881               20,758
2/28/2005          20,205               19,764               20,657
3/31/2005          19,848               19,663               20,308
4/30/2005          20,025               19,929               20,551

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares, respectively, of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares of the Strong Corporate Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expenses of the Institutional Class.

(2) Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. You cannot invest directly in an index.

(3) Lehman Brothers U.S. Credit BAA 3% Issuer Capped Bond Index is the BAA component of the U.S. Credit index, which contains publicly issued U.S.
corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. Each qualified issuer's exposure is then capped on a market-weighted basis at 3%, and the residual is allocated on a pro-rata basis to all remaining constituents. You cannot invest directly in an index.

(4) Portfolio holdings and characteristics are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Aggregate Bond Index and Lehman Brothers U.S. Credit BAA 3% Issuer Capped Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   W. Frank Koster                        10/29/1986
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.07%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 0.09% and outperforming the Lehman Brothers U.S. Aggregate Bond Index(3), which returned 0.98% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most pronounced feature of the market for U.S. government securities over the past six months was the divergence between short-term and long-term interest rates. Following the lead of the Federal Reserve Board, which implemented four more increases of 0.25% each to the target federal funds rate, three-month U.S. Treasury bill rates rose from just under 2% to nearly 3%. Yields on two- and three-year U.S. Treasury notes climbed by a similar amount. By contrast, the yield on the longest outstanding U.S. Treasury bond, due in 2031, actually declined by more than a quarter of a percent.

      The Fund was reasonably well positioned for this period of yield curve flattening, or the narrowing of spreads between the yields of securities with different durations. Significant holdings in U.S. Treasuries with maturity dates of 2023, 2026, and 2031 allowed us to participate in the gains at the long end of the curve. Moreover, an overall average portfolio duration less than that of our benchmark index gave the Fund a degree of relief from the price erosion experienced in intermediate and short-term bonds.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In addition to the yield-curve and average-duration positions noted above, we achieved incremental return through sector allocation decisions and individual issue selection. Relative to the broad-based benchmark, we overweighted mortgage-backed securities (MBS) throughout the period, a decision that was rewarded despite a modest widening of spreads for the mortgage market as a whole. We also found several opportunities in floating-rate MBS that meshed well with our views on the shape of the yield curve and overall direction of interest rates.

      Detracting from performance was our relative fewer holdings in the debt of U.S. government-sponsored agencies such as Fannie Mae and Freddie Mac. We were concerned about the potential for unfavorable legislative and regulatory events for the agencies, as well as the potential stress on their balance sheets from rising short-term interest rates. Though Fannie Mae and Freddie Mac drew some negative headlines over the last six months, their debt securities actually performed well.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect the economic climate to remain reasonably bright in the coming months, with growth expected to be in the neighborhood of 3.5% and employment conditions continuing to improve gradually. Our biggest concern is the persistence of inflationary pressures, which may not be isolated to energy and other commodity prices.

      Against this backdrop, we believe the Federal Reserve will probably feel compelled to raise its federal funds rate target several more times. Unless inflation substantially worsens, the tightening of monetary policy should lead to more flattening in the yield curve. If this scenario plays out as we expect, our strategies for the Fund will be similar to those pursued over the last six months: a shorter-than-benchmark duration, with a modest overweighting in longer-maturity bonds.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C, Administrator Class, Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND for periods prior to April 11, 2005, reflects the performance of the Class C, Investor Class, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Government Securities Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Class C shares of the Fund for periods prior to December 26, 2002, reflects the performance of the predecessor fund's Investor Cass shares, adjusted to reflect the Class C shares sales charges and expenses. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the Classes do not have the same expenses. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect the expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                   Excluding Sales Charge
                                                  ------------------------------------    ------------------------------------
                                                  6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
                                                  --------   ------   ------   -------    --------   ------   ------   -------
Government Securities Fund - Class C               (0.61)     2.36     5.92     5.62        0.39      3.36     5.92      5.62
Government Securities Fund - Administrator Class                                            1.09      4.90     7.30      6.91
Government Securities Fund - Advisor Class                                                  0.95      4.43     6.88      6.51
Government Securities Fund - Institutional Class                                            1.22      5.13     7.57      7.06
Government Securities Fund - Investor Class                                                 1.07      4.63     7.08      6.77
Benchmarks
  Lehman Brothers Intermediate U.S.
   Government Index(2)                                                                      0.09      2.91     6.34      6.25
  Lehman Brothers U.S. Aggregate Bond Index(3)                                              0.98      5.26     7.49      7.14

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                          111%
--------------------------------------------------------------------------------
Average Credit Quality(5)                                                   AA1
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    6.36%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                      3.83 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           3.62 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV)
 (Class C, Admin, Adv, Inst, Inv)        $10.71, $10.71, $10.71, $10.71, $10.72
--------------------------------------------------------------------------------
Distribution Rate(6)
 (Class C, Admin, Adv, Inst, Inv)                1.35%, N/A, 4.18%, 4.32%, 4.20%
--------------------------------------------------------------------------------
30-Day SEC Yield(7)
 (Class C, Admin, Adv, Inst, Inv)                2.55%, N/A, 3.45%, 3.83%, 3.41%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                      3%
Collateralized Mortgage Securities                                           7%
Cash Management                                                              6%
U.S. Treasury Notes                                                          2%
U.S. Treasury Bonds                                                         14%
Corporate Bonds                                                              1%
FHLB                                                                         1%
GNMA                                                                         3%
FNMA                                                                        48%
FHLMC                                                                       13%
Municipal Bonds                                                              2%

GROWTH OF $10,000 INVESTMENT(8) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO
                  ADVANTAGE GOVERNMENT   LEHMAN BROTHERS       LEHMAN BROTHERS
                    SECURITIES FUND -     U.S. AGGREGATE         INTERMEDIATE
                    INVESTOR CLASS         BOND INDEX         GOVERNMENT INDEX
                  -------------------   ----------------    -------------------
4/30/1995               10,000               10,000               10,000
5/31/1995               10,391               10,387               10,282
6/30/1995               10,475               10,463               10,347
7/31/1995               10,454               10,440               10,352
8/31/1995               10,600               10,566               10,438
9/30/1995               10,706               10,668               10,508
10/31/1995              10,845               10,807               10,623
11/30/1995              11,009               10,969               10,753
12/31/1995              11,187               11,123               10,859
1/31/1996               11,238               11,197               10,950
2/29/1996               11,007               11,002               10,835
3/31/1996               10,943               10,926               10,785
4/30/1996               10,870               10,864               10,754
5/31/1996               10,812               10,842               10,748
6/30/1996               10,895               10,988               10,857
7/31/1996               10,940               11,018               10,891
8/31/1996               10,935               11,000               10,903
9/30/1996               11,102               11,191               11,044
10/31/1996              11,343               11,439               11,225
11/30/1996              11,575               11,635               11,361
12/31/1996              11,502               11,527               11,300
1/31/1997               11,556               11,562               11,343
2/28/1997               11,603               11,591               11,362
3/31/1997               11,484               11,462               11,297
4/30/1997               11,603               11,634               11,424
5/31/1997               11,697               11,744               11,513
6/30/1997               11,835               11,884               11,612
7/31/1997               12,166               12,204               11,826
8/31/1997               12,068               12,100               11,781
9/30/1997               12,238               12,278               11,909
10/31/1997              12,370               12,456               12,048
11/30/1997              12,424               12,514               12,074
12/31/1997              12,543               12,640               12,172
1/31/1998               12,714               12,802               12,331
2/28/1998               12,700               12,792               12,318
3/31/1998               12,729               12,836               12,357
4/30/1998               12,797               12,903               12,415
5/31/1998               12,916               13,026               12,501
6/30/1998               13,033               13,136               12,585
7/31/1998               13,051               13,164               12,633
8/31/1998               13,288               13,378               12,872
9/30/1998               13,576               13,692               13,173
10/31/1998              13,489               13,619               13,195
11/30/1998              13,525               13,697               13,154
12/31/1998              13,563               13,738               13,205
1/31/1999               13,653               13,836               13,264
2/28/1999               13,404               13,594               13,082
3/31/1999               13,491               13,670               13,169
4/30/1999               13,524               13,713               13,205
5/31/1999               13,412               13,593               13,124
6/30/1999               13,385               13,549               13,143
7/31/1999               13,355               13,492               13,145
8/31/1999               13,328               13,485               13,163
9/30/1999               13,460               13,642               13,276
10/31/1999              13,483               13,692               13,302
11/30/1999              13,464               13,691               13,312
12/31/1999              13,416               13,625               13,270
1/31/2000               13,396               13,580               13,225
2/29/2000               13,545               13,745               13,335
3/31/2000               13,712               13,925               13,487
4/30/2000               13,680               13,886               13,481
5/31/2000               13,655               13,879               13,517
6/30/2000               13,916               14,168               13,732
7/31/2000               14,033               14,297               13,823
8/31/2000               14,212               14,504               13,978
9/30/2000               14,306               14,596               14,099
10/31/2000              14,425               14,692               14,197
11/30/2000              14,664               14,933               14,405
12/31/2000              14,935               15,211               14,659
1/31/2001               15,158               15,460               14,854
2/28/2001               15,295               15,595               14,991
3/31/2001               15,383               15,673               15,098
4/30/2001               15,292               15,607               15,050
5/31/2001               15,373               15,700               15,112
6/30/2001               15,426               15,760               15,160
7/31/2001               15,765               16,113               15,444
8/31/2001               15,952               16,298               15,581
9/30/2001               16,198               16,489               15,913
10/31/2001              16,571               16,834               16,161
11/30/2001              16,331               16,601               15,969
12/31/2001              16,242               16,495               15,892
1/31/2002               16,334               16,629               15,961
2/28/2002               16,485               16,790               16,092
3/31/2002               16,168               16,511               15,849
4/30/2002               16,535               16,832               16,145
5/31/2002               16,666               16,975               16,258
6/30/2002               16,849               17,122               16,461
7/31/2002               17,187               17,328               16,771
8/31/2002               17,466               17,621               16,963
9/30/2002               17,797               17,906               17,254
10/31/2002              17,726               17,825               17,243
11/30/2002              17,606               17,820               17,106
12/31/2002              17,940               18,188               17,422
1/31/2003               17,943               18,203               17,384
2/28/2003               18,179               18,455               17,580
3/31/2003               18,158               18,441               17,584
4/30/2003               18,253               18,593               17,633
5/31/2003               18,612               18,939               17,910
6/30/2003               18,526               18,901               17,881
7/31/2003               17,901               18,266               17,447
8/31/2003               17,999               18,387               17,478
9/30/2003               18,471               18,874               17,858
10/31/2003              18,255               18,698               17,683
11/30/2003              18,268               18,743               17,684
12/31/2003              18,442               18,934               17,822
1/31/2004               18,590               19,086               17,919
2/29/2004               18,806               19,293               18,089
3/31/2004               18,946               19,438               18,215
4/30/2004               18,405               18,932               17,807
5/31/2004               18,332               18,857               17,750
6/30/2004               18,418               18,964               17,795
7/31/2004               18,560               19,152               17,923
8/31/2004               18,887               19,518               18,188
9/30/2004               18,958               19,570               18,195
10/31/2004              19,054               19,735               18,306
11/30/2004              18,919               19,577               18,136
12/31/2004              19,050               19,757               18,234
1/31/2005               19,157               19,881               18,258
2/28/2005               19,057               19,764               18,156
3/31/2005               19,012               19,663               18,110
4/30/2005               19,257               19,929               18,322

--------------------------------------------------------------------------------

(3) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. You cannot invest directly in an index.

(4) Portfolio holdings and characteristics are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND Investor Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index and Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return with a high level of current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Thomas M. Price, CFA                   12/28/1995

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.10%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers U.S. High-Yield Index(2), which returned (0.18)%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The high-yield market was strong through early March, with spreads narrowing to record levels relative to U.S. Treasuries. The strength was due to solid economic growth, good corporate earnings, and low default rates, as well as strong demand from institutional investors looking for higher yields. Absolute returns were limited, however, as the 10-year U.S. Treasury started the period at 4.03% before climbing to 4.52% on March 9, 2005, when spreads were tightest.

      The last seven weeks of the period featured a reversal of the market trends in evidence until then. Although we believed the market was becoming overvalued, it was difficult to identify the catalyst that was going to drive the market lower in the near-term. The catalyst was General Motors (GM), which announced weaker-than-expected February sales in early March, followed by lower earnings guidance for all of 2005. The increasing possibility of GM debt being downgraded to high-yield status, along with the realization that GM would represent more than 6 percent of the benchmark if such a downgrade occurred, caused lower bond prices for GM to carry over to the high-yield market. The 10-year U.S. Treasury did rally to 4.20%, but investors' concern about weaker credit conditions drove high-yield prices lower despite higher U.S. Treasury prices.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, we became increasingly concerned that bond investors were overestimating the strength in the economy. Quarterly economic growth was solid on an absolute basis. However, we were concerned with the recent trend toward slower growth, particularly during a period with high commodity prices and rising short-term interest rates. Accordingly, we slowly increased the Fund's credit quality but kept an overweighted position in B-rated securities and underweighted higher-quality BB-rated bonds. We also increased the Fund's weighting in floating-rate securities to approximately 15% to help protect against higher rates. This exposure hindered performance until the market weakened at the end of the period.

      From an industry standpoint, we continued to maintain the Fund's overweighting in several cyclical industries--including chemicals, metals, and other industrials--to potentially benefit from current economic growth and higher commodity prices. Conversely, we meaningfully underweighted the automotive, airline, technology, and utility industries.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given our positive outlook for economic growth for the remainder of 2005 and interest rates near historically low levels, we believe demand for high-yield bonds could remain at reasonably healthy levels. However, a few factors continue to weigh on the market. The biggest concern is that GM and potentially Ford might become high-yield credits and, given their size, drive bond prices lower. Moreover, additional rate hikes from the Federal Reserve Board (the Fed) could lead to weaker economic conditions and possibly discourage hedge fund investors, who have been an important source of demand for high-yield securities. If demand from this group were to deteriorate significantly, high-yield prices could slide further.

      We expect to continue on our recent path of allocating a portion of the portfolio to floating-rate securities to potentially benefit from continued Fed tightening. Additionally, we anticipate repositioning the portfolio into higher-quality securities and into industries that we expect may outperform in the current difficult conditions.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HIGH INCOME FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                           Excluding Sales Charge
                                                                    -----------------------------------------
                                                                    6-Month*    1-Year   5-Year  Life of Fund
                                                                    -------     ------   ------  ------------
High Income Fund - Advisor Class (incept. 12/28/1995)                (0.10)      5.80     2.97        6.85
High Income Fund - Institutional Class (incept. 12/28/1995)           0.49       6.77     3.69        7.39
High Income Fund - Investor Class (incept. 12/28/1995)                0.10       5.90     3.21        7.13
Benchmark
  Lehman Brothers U.S. High-Yield Index(2)                            0.08       6.52     6.88        6.42

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           48%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    B2
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    7.76%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                      5.12 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           4.06 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv Class)                $7.58, $7.64, $7.61
--------------------------------------------------------------------------------
Distribution Rate(5) (Adv, Inst, Inv Class)                  6.99%, 7.43%, 7.11%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Adv, Inst, Inv Class)                   6.80%, 7.29%, 6.87%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash equivalents                                                            8%
Cash Management                                                             3%
Corporate Bonds                                                            89%

GROWTH OF $10,000 INVESTMENT(7) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE HIGH         LEHMAN BROTHERS U.S.
                     INCOME - INVESTOR CLASS          HIGH-YIELD BOND INDEX
                    --------------------------        ---------------------
12/28/1995                    10,000                          10,000
12/31/1995                    10,031                          10,005
1/31/1996                     10,444                          10,181
2/29/1996                     10,767                          10,189
3/31/1996                     10,850                          10,182
4/30/1996                     11,001                          10,205
5/31/1996                     11,271                          10,266
6/30/1996                     11,425                          10,351
7/31/1996                     11,496                          10,399
8/31/1996                     11,681                          10,512
9/30/1996                     12,076                          10,765
10/31/1996                    12,166                          10,848
11/30/1996                    12,447                          11,062
12/31/1996                    12,723                          11,141
1/31/1997                     12,944                          11,250
2/28/1997                     13,216                          11,436
3/31/1997                     12,917                          11,265
4/30/1997                     13,049                          11,384
5/31/1997                     13,379                          11,628
6/30/1997                     13,605                          11,789
7/31/1997                     13,954                          12,113
8/31/1997                     14,018                          12,085
9/30/1997                     14,358                          12,325
10/31/1997                    14,274                          12,336
11/30/1997                    14,482                          12,453
12/31/1997                    14,754                          12,563
1/31/1998                     15,100                          12,789
2/28/1998                     15,202                          12,864
3/31/1998                     15,406                          12,985
4/30/1998                     15,471                          13,036
5/31/1998                     15,577                          13,081
6/30/1998                     15,648                          13,128
7/31/1998                     15,812                          13,203
8/31/1998                     14,779                          12,474
9/30/1998                     14,816                          12,531
10/31/1998                    14,399                          12,274
11/30/1998                    15,258                          12,783
12/31/1998                    15,206                          12,797
1/31/1999                     15,569                          12,987
2/28/1999                     15,485                          12,911
3/31/1999                     15,757                          13,034
4/30/1999                     16,104                          13,286
5/31/1999                     15,855                          13,107
6/30/1999                     15,876                          13,079
7/31/1999                     15,890                          13,131
8/31/1999                     15,833                          12,986
9/30/1999                     15,734                          12,893
10/31/1999                    15,804                          12,807
11/30/1999                    16,068                          12,958
12/31/1999                    16,394                          13,103
1/31/2000                     16,429                          13,047
2/29/2000                     16,637                          13,072
3/31/2000                     16,158                          12,797
4/30/2000                     16,238                          12,818
5/31/2000                     16,125                          12,686
6/30/2000                     16,510                          12,945
7/31/2000                     16,548                          13,043
8/31/2000                     16,738                          13,133
9/30/2000                     16,631                          13,018
10/31/2000                    16,110                          12,601
11/30/2000                    14,733                          12,102
12/31/2000                    15,234                          12,336
1/31/2001                     16,812                          13,260
2/28/2001                     16,856                          13,436
3/31/2001                     16,247                          13,120
4/30/2001                     16,068                          12,957
5/31/2001                     16,137                          13,190
6/30/2001                     15,431                          12,820
7/31/2001                     15,521                          13,009
8/31/2001                     15,589                          13,162
9/30/2001                     14,225                          12,277
10/31/2001                    14,491                          12,581
11/30/2001                    15,144                          13,040
12/31/2001                    15,126                          12,987
1/31/2002                     15,330                          13,077
2/28/2002                     14,998                          12,895
3/31/2002                     15,163                          13,205
4/30/2002                     15,151                          13,411
5/31/2002                     14,849                          13,342
6/30/2002                     13,807                          12,358
7/31/2002                     13,206                          11,818
8/31/2002                     13,307                          12,155
9/30/2002                     13,188                          11,996
10/31/2002                    13,166                          11,891
11/30/2002                    13,986                          12,628
12/31/2002                    14,119                          12,804
1/31/2003                     14,406                          13,230
2/28/2003                     14,679                          13,394
3/31/2003                     15,055                          13,779
4/30/2003                     15,735                          14,596
5/31/2003                     15,768                          14,747
6/30/2003                     16,237                          15,171
7/31/2003                     16,073                          15,005
8/31/2003                     16,238                          15,177
9/30/2003                     16,643                          15,592
10/31/2003                    16,925                          15,907
11/30/2003                    17,185                          16,148
12/31/2003                    17,616                          16,514
1/31/2004                     17,879                          16,829
2/29/2004                     17,809                          16,786
3/31/2004                     17,945                          16,900
4/30/2004                     17,961                          16,785
5/31/2004                     17,710                          16,501
6/30/2004                     17,910                          16,738
7/31/2004                     18,188                          16,965
8/31/2004                     18,433                          17,298
9/30/2004                     18,677                          17,549
10/31/2004                    19,001                          17,866
11/30/2004                    19,201                          18,082
12/31/2004                    19,417                          18,351
1/31/2005                     19,445                          18,327
2/28/2005                     19,690                          18,597
3/31/2005                     19,208                          18,056
4/30/2005                     19,020                          17,880

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE HIGH INCOME Fund for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong High-Yield Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Advisor Class shares of the Fund for periods prior to February 29, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to July 31, 2001, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

(2) Lehman Brothers U.S. High-Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH INCOME FUND Investor Class for the life of the Fund with the Lehman Brothers U.S. High-Yield Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Thomas M. Price, CFA                   8/31/1987
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.22%(1) for the six-month period ended April 30, 2005, modestly outperforming its benchmark, the Lehman Brothers U.S. 1-3 Year Government/Credit Index(2), which returned 0.04% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Influenced by continuous rate hikes by the Federal Reserve Board, yields on two-year U.S. Treasury notes climbed by more than 1.00% to 3.65%. Defying the trend toward tighter monetary policy, however, the yield on the longest outstanding U.S. Treasury bond, due in 2031, actually declined by more than a quarter of a percent.

      Because the Fund's holdings are typically in the one- to three-year maturity range, the rise in short-term rates was a constant drag on Fund performance. Anticipating this, we managed the Fund's duration--its sensitivity to changes in interest rates--to be toward the lower end of its typical range in order to diminish the effect of rising rates, which helped the Fund's performance relative to the benchmark.

      The Fund commonly invests most of its assets in mortgage-backed securities
(MBS) and corporate debt issues, leading to a heavier-than-benchmark weighting in both sectors. For the past six months, the MBS emphasis was generally a net positive for performance, while the overweighting in corporates detracted modestly from relative performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In addition to the duration and sector strategies described above, the Fund was positioned to take advantage of a flattening yield curve, or the narrowing of spreads between yields of securities with different maturities. Though the Fund is designed to concentrate on short-term issues, we were able to add relative value through exposure to the five-year segment of the maturity spectrum. The five-year U.S. Treasury yield rose only half as much as the yield in the two year-segment of the yield curve, helping performance.

      Detracting from performance were certain short-term corporate bond positions. The debt of U.S. automakers Ford and General Motors came under considerable pressure due to concerns about intractable health and retirement costs as well as declining market share in North America. An upswing in merger-and-acquisition activity and higher visibility of leveraged buyout targets contributed to widening spreads in some industries.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain optimistic on the general health of the U.S. economy, with growth expected to be in the neighborhood of 3.5% and employment conditions continuing to improve at a gradual pace. One area of concern is the possibility of further increases in inflation. Mindful of this, we believe the Federal Reserve Board will probably continue to raise interest rates. Consequently, we expect to maintain the Fund's defensive duration posture. On the positive side, while the process of shifting to a higher level of short-term rates can be painful in the short run, in the long run it can improve the rate of return for fixed-income investing.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Short-Term Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                          Excluding Sales Charge
                                                                  --------------------------------------
                                                                  6-Month*    1-Year    5-Year    10-Year
                                                                  -------     ------    ------    -------
Short-Term Bond Fund - Advisor Class                                0.14       1.53      3.16       4.64
Short-Term Bond Fund - Institutional Class                          0.39       2.10      3.85       5.17
Short-Term Bond Fund - Investor Class                               0.22       1.71      3.41       4.91
Benchmark
  Lehman Brothers U.S. 1-3 Year Government/Credit Index(2)          0.04       1.43      5.16       5.56

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           12%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    A1
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.46%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                      1.63 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           1.33 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv Class)                $8.62, $8.63, $8.62
--------------------------------------------------------------------------------
Distribution Rate(5) (Adv, Inst, Inv Class)                  4.15%, 4.32%, 4.38%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Adv, Inst, Inv Class)                   3.55%, 3.92%, 3.50%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                     14%
Collateralized Mortgage Securities                                          17%
Cash Equivalents                                                             2%
U.S. Treasury Notes                                                          1%
GNMA                                                                         2%
FNMA                                                                        10%
FHLMC                                                                        5%
Cash Management                                                              2%
Corporate Bonds                                                             47%

GROWTH OF $10,000 INVESTMENT(7) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE             LEHMAN BROTHERS U.S.
                   SHORT-TERM BOND FUND -          1-3 YEAR GOVERNMENT/CREDIT
                       INVESTOR CLASS                      BOND INDEX
                   ----------------------          --------------------------
4/30/1995                  10,000                              10,000
5/31/1995                  10,208                              10,173
6/30/1995                  10,280                              10,229
7/31/1995                  10,327                              10,269
8/31/1995                  10,398                              10,332
9/30/1995                  10,481                              10,383
10/31/1995                 10,585                              10,469
11/30/1995                 10,656                              10,559
12/31/1995                 10,784                              10,639
1/31/1996                  10,896                              10,730
2/29/1996                  10,859                              10,689
3/31/1996                  10,823                              10,681
4/30/1996                  10,881                              10,692
5/31/1996                  10,917                              10,717
6/30/1996                  10,955                              10,795
7/31/1996                  11,038                              10,837
8/31/1996                  11,131                              10,877
9/30/1996                  11,226                              10,977
10/31/1996                 11,333                              11,101
11/30/1996                 11,437                              11,184
12/31/1996                 11,513                              11,186
1/31/1997                  11,597                              11,240
2/28/1997                  11,685                              11,268
3/31/1997                  11,659                              11,259
4/30/1997                  11,750                              11,351
5/31/1997                  11,844                              11,431
6/30/1997                  11,925                              11,510
7/31/1997                  12,075                              11,638
8/31/1997                  12,121                              11,649
9/30/1997                  12,189                              11,739
10/31/1997                 12,193                              11,823
11/30/1997                 12,258                              11,853
12/31/1997                 12,337                              11,931
1/31/1998                  12,440                              12,046
2/28/1998                  12,490                              12,058
3/31/1998                  12,537                              12,105
4/30/1998                  12,604                              12,165
5/31/1998                  12,689                              12,232
6/30/1998                  12,746                              12,295
7/31/1998                  12,818                              12,352
8/31/1998                  12,776                              12,494
9/30/1998                  12,823                              12,662
10/31/1998                 12,765                              12,717
11/30/1998                 12,872                              12,715
12/31/1998                 12,941                              12,764
1/31/1999                  13,016                              12,818
2/28/1999                  13,011                              12,764
3/31/1999                  13,129                              12,855
4/30/1999                  13,214                              12,899
5/31/1999                  13,218                              12,888
6/30/1999                  13,234                              12,926
7/31/1999                  13,252                              12,963
8/31/1999                  13,247                              12,997
9/30/1999                  13,337                              13,085
10/31/1999                 13,380                              13,124
11/30/1999                 13,434                              13,153
12/31/1999                 13,491                              13,166
1/31/2000                  13,502                              13,166
2/29/2000                  13,587                              13,257
3/31/2000                  13,633                              13,333
4/30/2000                  13,657                              13,358
5/31/2000                  13,672                              13,406
6/30/2000                  13,846                              13,554
7/31/2000                  13,932                              13,646
8/31/2000                  14,067                              13,753
9/30/2000                  14,152                              13,866
10/31/2000                 14,204                              13,929
11/30/2000                 14,313                              14,058
12/31/2000                 14,465                              14,228
1/31/2001                  14,684                              14,430
2/28/2001                  14,810                              14,533
3/31/2001                  14,953                              14,651
4/30/2001                  15,001                              14,697
5/31/2001                  15,106                              14,788
6/30/2001                  15,134                              14,844
7/31/2001                  15,314                              15,031
8/31/2001                  15,344                              15,133
9/30/2001                  15,154                              15,359
10/31/2001                 15,214                              15,512
11/30/2001                 15,193                              15,471
12/31/2001                 15,116                              15,478
1/31/2002                  14,959                              15,523
2/28/2002                  14,889                              15,590
3/31/2002                  14,826                              15,489
4/30/2002                  14,871                              15,662
5/31/2002                  14,955                              15,745
6/30/2002                  14,948                              15,871
7/31/2002                  14,839                              16,028
8/31/2002                  14,918                              16,115
9/30/2002                  15,039                              16,255
10/31/2002                 14,977                              16,276
11/30/2002                 14,998                              16,276
12/31/2002                 15,209                              16,452
1/31/2003                  15,231                              16,472
2/28/2003                  15,351                              16,563
3/31/2003                  15,399                              16,598
4/30/2003                  15,484                              16,662
5/31/2003                  15,605                              16,757
6/30/2003                  15,651                              16,794
7/31/2003                  15,472                              16,684
8/31/2003                  15,486                              16,691
9/30/2003                  15,690                              16,875
10/31/2003                 15,635                              16,807
11/30/2003                 15,664                              16,808
12/31/2003                 15,783                              16,915
1/31/2004                  15,865                              16,961
2/29/2004                  15,962                              17,056
3/31/2004                  16,062                              17,116
4/30/2004                  15,876                              16,941
5/31/2004                  15,844                              16,917
6/30/2004                  15,869                              16,922
7/31/2004                  15,916                              16,993
8/31/2004                  16,052                              17,126
9/30/2004                  16,079                              17,117
10/31/2004                 16,111                              17,177
11/30/2004                 16,070                              17,093
12/31/2004                 16,122                              17,134
1/31/2005                  16,114                              17,131
2/28/2005                  16,109                              17,098
3/31/2005                  16,088                              17,084
4/30/2005                  16,146                              17,183

--------------------------------------------------------------------------------

(2) Lehman Brothers U.S. 1-3 Year Government/Credit Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. 1-3 Year Government/Credit Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return with a high level of current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Thomas M. Price, CFA                   6/30/1997

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (0.02)%(1) for the six-month period ended April 30, 2005, underperforming its broad-based benchmark, the Merrill Lynch High Yield BB 1-5 Year Index(2) which returned 0.64%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
 -------------------------------------------------------------------------------

      Overall, the high-yield market was strong through early March, with spreads narrowing to record levels relative to U.S. Treasuries. The strength was due to solid economic growth, good corporate earnings, and low default rates, as well as strong demand from institutional investors looking for higher yields.

      The last seven weeks of the period featured a reversal of the trend in narrowing spreads in evidence until then. The catalyst was General Motors (GM), which announced weaker-than-expected February sales in early March, followed by lower earnings guidance for all of 2005. The possibility of GM debt being downgraded to high-yield status, along with the realization that GM would represent over 6 percent of the benchmark if such a downgrade occurred, caused lower bond prices for GM to carry over to the high-yield market.

      Given the short-term nature of the Fund's holdings, prices also were hurt by actions taken by the Federal Reserve Board (the Fed). During the period, the Fed increased the federal funds target rate from 1.75% to 2.75%, which caused the 2-year U.S. Treasury yield to increase from 2.55% to 3.65%. Prices, which move inversely to yields, fell accordingly.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our investments fall into three categories. The first is short-maturity bonds that we expect to be repaid on the maturity date. The second is high-coupon bonds that are likely to be refinanced, similar to a homeowner refinancing a higher-rate mortgage. The third category consists of floating-rate term loans. We have invested almost a quarter of the portfolio in this third area for two reasons. The term loans are typically secured by the assets of the issuing company, which provide greater protection in weaker credit conditions. More importantly, in the current environment, the interest rate resets quarterly, so the Fund earns greater income as interest rates increase in the short end of the market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given our positive outlook for economic growth for the remainder of 2005 and interest rates near historically low levels, we believe demand for high-yield bonds could remain at reasonably healthy levels. However, a few factors continue to weigh on the market. The biggest concern is that GM and Ford might become high-yield credits and, given their size, drive bond prices lower. Moreover, additional rate hikes from the Fed could lead to weaker economic conditions and possibly discourage hedge fund investors, who have been an important source of demand for high-yield securities. If sentiment among this group were to deteriorate significantly, high-yield prices could slide further.

      We expect to continue on our recent path of allocating a portion of the portfolio to floating-rate securities is seeking to benefit from continued Fed tightening. Additionally, we will continue to be selective when buying new securities, with the goal of positioning the portfolio to help generate attractive returns in the current difficult conditions.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                                         Excluding Sales Charge
                                                                                ----------------------------------------
                                                                                6-Month*   1-Year   5-Year  Life of Fund
                                                                                -------    ------   ------  ------------
Short-Term High Yield Bond Fund - Advisor Class (incept. 6/30/1997)              (0.04)     2.33     3.17        4.72
Short-Term High Yield Bond Fund - Investor Class (incept. 6/30/1997)             (0.02)     2.35     3.35        4.95
Benchmarks
  Merrill Lynch High Yield BB 1-5 Year Index(2)                                   0.08      4.08     6.71        5.70

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           28%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                   BA3
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    8.20%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                      2.03 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           1.53 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inv Class)                             $8.50, $8.50
--------------------------------------------------------------------------------
Distribution Rate(5) (Adv, Inv Class)                               4.69%, 4.63%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Adv, Inv Class)                                4.84%, 4.94%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash equivalents                                                            23%
Corporate Bonds                                                             75%
Cash Management                                                              2%

GROWTH OF $10,000 INVESTMENT(7) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE
                  SHORT-TERM HIGH YIELD            MERRILL LYNCH HIGH YIELD
                BOND FUND - INVESTOR CLASS             BB 1-5 YEAR INDEX
                --------------------------         ------------------------
6/30/1997                10,000                               10,000
7/31/1997                10,266                               10,162
8/31/1997                10,368                               10,175
9/30/1997                10,530                               10,290
10/31/1997               10,487                               10,362
11/30/1997               10,642                               10,405
12/31/1997               10,777                               10,484
1/31/1998                10,912                               10,576
2/28/1998                11,024                               10,599
3/31/1998                11,096                               10,659
4/30/1998                11,169                               10,720
5/31/1998                11,251                               10,806
6/30/1998                11,324                               10,863
7/31/1998                11,449                               10,923
8/31/1998                11,255                               10,821
9/30/1998                11,387                               10,918
10/31/1998               11,293                               10,797
11/30/1998               11,578                               10,947
12/31/1998               11,679                               11,050
1/31/1999                11,792                               11,012
2/28/1999                11,857                               11,007
3/31/1999                11,945                               11,130
4/30/1999                12,093                               11,235
5/31/1999                12,065                               11,211
6/30/1999                12,074                               11,240
7/31/1999                12,131                               11,264
8/31/1999                12,134                               11,252
9/30/1999                12,218                               11,284
10/31/1999               12,254                               11,253
11/30/1999               12,368                               11,268
12/31/1999               12,300                               11,336
1/31/2000                12,331                               11,327
2/29/2000                12,392                               11,319
3/31/2000                12,356                               11,265
4/30/2000                12,384                               11,154
5/31/2000                12,395                               11,037
6/30/2000                12,571                               11,285
7/31/2000                12,668                               11,370
8/31/2000                12,783                               11,424
9/30/2000                12,826                               11,520
10/31/2000               12,856                               11,200
11/30/2000               12,715                               11,248
12/31/2000               12,919                               11,397
1/31/2001                13,322                               11,878
2/28/2001                13,450                               12,054
3/31/2001                13,406                               12,227
4/30/2001                13,402                               12,343
5/31/2001                13,479                               12,589
6/30/2001                13,164                               12,610
7/31/2001                13,255                               12,786
8/31/2001                13,307                               13,005
9/30/2001                12,717                               12,608
10/31/2001               12,645                               12,849
11/30/2001               12,779                               13,130
12/31/2001               12,865                               13,149
1/31/2002                12,997                               13,080
2/28/2002                12,910                               13,138
3/31/2002                12,929                               13,320
4/30/2002                12,770                               13,539
5/31/2002                12,736                               13,594
6/30/2002                12,478                               12,362
7/31/2002                12,399                               11,992
8/31/2002                12,447                               12,184
9/30/2002                12,532                               12,166
10/31/2002               12,593                               12,145
11/30/2002               12,736                               12,548
12/31/2002               12,848                               12,687
1/31/2003                12,992                               12,874
2/28/2003                13,068                               13,000
3/31/2003                13,223                               13,124
4/30/2003                13,438                               13,492
5/31/2003                13,513                               13,607
6/30/2003                13,616                               13,814
7/31/2003                13,554                               13,701
8/31/2003                13,644                               13,823
9/30/2003                13,808                               14,081
10/31/2003               13,900                               14,276
11/30/2003               13,975                               14,412
12/31/2003               14,071                               14,588
1/31/2004                14,119                               14,714
2/29/2004                14,189                               14,804
3/31/2004                14,295                               14,954
4/30/2004                14,268                               14,828
5/31/2004                14,184                               14,718
6/30/2004                14,272                               14,825
7/31/2004                14,358                               14,988
8/31/2004                14,457                               15,181
9/30/2004                14,521                               15,295
10/31/2004               14,606                               15,421
11/30/2004               14,607                               15,431
12/31/2004               14,698                               15,534
1/31/2005                14,684                               15,539
2/28/2005                14,749                               15,611
3/31/2005                14,633                               15,393
4/30/2005                14,603                               15,433

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30,2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class and Investor Class shares, respectively, of the Strong Short-Term High Yield Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Advisor Class shares of the Fund for periods prior to February 29, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2) Merrill Lynch High Yield BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5)The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND Investor Class for the life of the Fund with the Merrill Lynch High Yield BB 1-5 Year Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Thomas M. Price, CFA                   11/25/1988
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.07%(1) for the six-month period ended April 30, 2005, outperforming the 0.73% return generated by its benchmark, the Lehman Brothers U.S. Short Treasury 9-12 Month Index(2) and outperforming the 0.37% return generated by the Citigroup 1-Year Treasury Benchmark-on-the-Run Index(3).

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the last six months, the Federal Reserve Board (the Fed) raised its overnight rate target four times for a cumulative increase of 1.00%. Yields on short-maturity securities rose quickly, depressing market prices. Intermediate-term rates rose more modestly, with the yield on the five-year U.S. Treasury note climbing by about 0.50%. Long-term U.S. Treasury yields actually declined over the period, leading to a much flatter yield curve, or narrowing spreads between yields of securities with different maturities.

      The majority of the Fund's assets were invested in corporate bonds and mortgage-backed securities. Both of these market sectors came under pressure during the period. The yield premium, or "spread," offered by both corporate debt issues and the securitized sector, which includes mortgage-backed and asset-backed securities, widened modestly. Widening spreads meant that corporate and securitized issues performed slightly worse than U.S. Treasury obligations of similar duration. However, both sectors continued to provide income greater than that of U.S. government-backed debt.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Anticipating the rise in short-term interest rates, we positioned the Fund to have a relatively low effective duration, or sensitivity to changes in market yields, which diminished the impact of the Fed-inspired weakness at the front end of the yield curve and helped performance. The Fund's substantial allocation to the mortgage-backed sector generated income above that available from the U.S. Treasury and agency sectors. Likewise, our smaller but still significant allocation to corporate debt was a source of incremental income.

      Specific corporate holdings, which detracted from performance, included the short-term obligations of U.S. automakers Ford and General Motors. Concern over the recent poor financial performance and loss of market share in North America prompted price weakness in even the very-short-maturity issues of these two companies. While we believe the automakers' problems are real and significant, we believe the generous yield offered by their short-term securities is attractive on a risk-adjusted basis. As well, the Fund's modest commitment to high-yield securities proved to be a slight drag on performance during the period, after being a net benefit for most of 2004.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe there could be solid economic growth, improving employment conditions, and continued profit growth for American businesses during the rest of 2005. One area of concern is the small but steady upturn seen in most measures of inflation. While much of the rise in prices has originated in raw commodities, particularly oil, there are indications of broadening price pressures. With growth firm and inflation threatening to re-emerge, we believe that the Fed will probably stay on its path of "measured" interest-rate increases. Accordingly, we are inclined to maintain the Fund's defensive duration positioning.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND INTERNATIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class, Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Income Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the Classes do not have the same expenses. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect the expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares and is not adjusted for the lower expenses of the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                      Excluding Sales Charge
                                                              --------------------------------------
                                                              6-Month*    1-Year    5-Year    10-Year
                                                              -------     ------    ------    -------
Ultra Short-Term Income Fund - Administrator Class              1.16       1.99      3.20       4.61
Ultra Short-Term Income Fund - Advisor Class                    0.98       1.56      2.69       4.15
Ultra Short-Term Income Fund - Institutional Class              1.29       2.24      3.45       4.76
Ultra Short-Term Income Fund - Investor Class                   1.07       1.89      3.00       4.51
Benchmarks
  Lehman Brothers U.S. Short Treasury 9-12 Month Index(2)       0.73       1.35      3.46       4.62
  Citigroup 1-Year Treasury Benchmark-on-the-Run Index(3)       0.56       1.16      3.65       4.67

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           16%
--------------------------------------------------------------------------------
Average Credit Quality(5)                                                   AA3
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    7.01%
--------------------------------------------------------------------------------
Estimated Weighted Average Life                                      0.53 Years
--------------------------------------------------------------------------------
Estimated Average Duration                                           0.43 Years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Admin, Adv, Inst,
 Inv Class)                                          $9.15, $9.15, $9.15, $9.16
--------------------------------------------------------------------------------
Distribution Rate(6) (Admin, Adv, Inst,
 Inv Class)                                             N/A, 3.85%, 4.02%, 3.91%
--------------------------------------------------------------------------------
30-Day SEC Yield(7) (Admin, Adv, Inst,
 Inv Class)                                             N/A, 3.24%, 3.55%, 3.17%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                     22%
Collateralized Mortgage Securities                                          20%
Cash Equivalents                                                             3%
GNMA                                                                         2%
FNMA                                                                        13%
FHLMC                                                                        3%
Corporate Bonds                                                             34%
Municipal Bonds                                                              1%
Cash Management                                                              2%

GROWTH OF $10,000 INVESTMENT(8) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO       CITIGROUP 1 YEAR      LEHMAN BROTHERS
                    ADVANTAGE ULTRA         TREASURY        U.S. SHORT TREASURY
                  SHORT-TERM INCOME -     BENCHMARK-ON-          9-12 MONTH
                    INVESTOR CLASS        THE-RUN INDEX            INDEX
                  -------------------   ----------------    -------------------
4/30/1995               10,000                10,000               10,000
5/31/1995               10,087                10,089               10,085
6/30/1995               10,156                10,148               10,144
7/31/1995               10,224                10,198               10,196
8/31/1995               10,292                10,247               10,246
9/30/1995               10,351                10,293               10,292
10/31/1995              10,416                10,350               10,351
11/30/1995              10,451                10,413               10,411
12/31/1995              10,520                10,474               10,474
1/31/1996               10,586                10,542               10,540
2/29/1996               10,621                10,554               10,559
3/31/1996               10,665                10,587               10,593
4/30/1996               10,706                10,624               10,631
5/31/1996               10,758                10,667               10,674
6/30/1996               10,806                10,726               10,733
7/31/1996               10,863                10,768               10,776
8/31/1996               10,934                10,820               10,830
9/30/1996               11,009                10,892               10,900
10/31/1996              11,076                10,975               10,979
11/30/1996              11,141                11,031               11,036
12/31/1996              11,223                11,069               11,075
1/31/1997               11,294                11,123               11,129
2/28/1997               11,358                11,164               11,171
3/31/1997               11,380                11,194               11,200
4/30/1997               11,438                11,262               11,269
5/31/1997               11,522                11,333               11,336
6/30/1997               11,591                11,400               11,401
7/31/1997               11,664                11,482               11,477
8/31/1997               11,737                11,523               11,517
9/30/1997               11,795                11,585               11,583
10/31/1997              11,834                11,650               11,646
11/30/1997              11,890                11,690               11,686
12/31/1997              11,952                11,745               11,748
1/31/1998               12,014                11,823               11,825
2/28/1998               12,070                11,855               11,858
3/31/1998               12,129                11,914               11,915
4/30/1998               12,175                11,969               11,972
5/31/1998               12,261                12,021               12,026
6/30/1998               12,322                12,078               12,085
7/31/1998               12,387                12,137               12,142
8/31/1998               12,369                12,235               12,231
9/30/1998               12,439                12,331               12,331
10/31/1998              12,417                12,397               12,395
11/30/1998              12,478                12,398               12,412
12/31/1998              12,520                12,437               12,461
1/31/1999               12,576                12,485               12,510
2/28/1999               12,630                12,499               12,526
3/31/1999               12,705                12,576               12,598
4/30/1999               12,782                12,622               12,643
5/31/1999               12,827                12,658               12,680
6/30/1999               12,851                12,718               12,729
7/31/1999               12,898                12,774               12,785
8/31/1999               12,918                12,811               12,826
9/30/1999               12,999                12,877               12,896
10/31/1999              13,023                12,911               12,940
11/30/1999              13,100                12,937               12,974
12/31/1999              13,180                12,967               13,010
1/31/2000               13,231                12,999               13,055
2/29/2000               13,291                13,063               13,122
3/31/2000               13,357                13,124               13,186
4/30/2000               13,406                13,200               13,251
5/31/2000               13,477                13,249               13,309
6/30/2000               13,587                13,352               13,411
7/31/2000               13,669                13,431               13,483
8/31/2000               13,758                13,512               13,527
9/30/2000               13,867                13,592               13,607
10/31/2000              13,899                13,659               13,670
11/30/2000              13,988                13,752               13,760
12/31/2000              14,073                13,887               13,889
1/31/2001               14,178                14,047               14,042
2/28/2001               14,280                14,118               14,102
3/31/2001               14,366                14,220               14,199
4/30/2001               14,436                14,285               14,264
5/31/2001               14,534                14,367               14,346
6/30/2001               14,588                14,406               14,388
7/31/2001               14,696                14,508               14,480
8/31/2001               14,766                14,571               14,520
9/30/2001               14,584                14,720               14,653
10/31/2001              14,659                14,814               14,740
11/30/2001              14,706                14,840               14,766
12/31/2001              14,673                14,870               14,801
1/31/2002               14,592                14,880               14,816
2/28/2002               14,571                14,926               14,850
3/31/2002               14,566                14,897               14,828
4/30/2002               14,621                14,999               14,917
5/31/2002               14,677                15,036               14,948
6/30/2002               14,649                15,116               15,021
7/31/2002               14,623                15,180               15,073
8/31/2002               14,649                15,193               15,091
9/30/2002               14,687                15,262               15,151
10/31/2002              14,708                15,297               15,180
11/30/2002              14,728                15,297               15,186
12/31/2002              14,795                15,360               15,240
1/31/2003               14,831                15,371               15,253
2/28/2003               14,907                15,397               15,273
3/31/2003               14,920                15,427               15,299
4/30/2003               14,980                15,445               15,314
5/31/2003               15,025                15,463               15,331
6/30/2003               15,048                15,493               15,361
7/31/2003               15,041                15,484               15,355
8/31/2003               15,050                15,499               15,370
9/30/2003               15,106                15,541               15,415
10/31/2003              15,115                15,537               15,409
11/30/2003              15,137                15,536               15,411
12/31/2003              15,130                15,586               15,458
1/31/2004               15,172                15,604               15,478
2/29/2004               15,225                15,633               15,506
3/31/2004               15,278                15,653               15,524
4/30/2004               15,250                15,610               15,495
5/31/2004               15,251                15,606               15,494
6/30/2004               15,254                15,602               15,493
7/31/2004               15,292                15,636               15,525
8/31/2004               15,328                15,681               15,567
9/30/2004               15,367                15,677               15,565
10/31/2004              15,374                15,704               15,590
11/30/2004              15,382                15,677               15,579
12/31/2004              15,427                15,702               15,603
1/31/2005               15,468                15,713               15,620
2/28/2005               15,494                15,712               15,626
3/31/2005               15,506                15,735               15,654
4/30/2005               15,538                15,791               15,706

--------------------------------------------------------------------------------

(2) Lehman Brothers U.S. Short Treasury 9-12 Month Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an index.

(3) Citigroup 1-Year Treasury Benchmark-on-the-Run Index is the return of the newly issued (on-the-run) one year treasuries each month (auctioned monthly). It is determined by taking the 1-year T-bill at the beginning of each month and calculating its return. This process is repeated each month with the new 1-year T-Bill. You cannot invest directly in an index.

(4) Portfolio holdings and characteristics are subject to change.

(5) The average quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND Investor Class shares for the most recent ten years with the Citigroup 1-Year Treasury Benchmark-on-the-Run Index and the Lehman Brothers U.S. Short Treasury 9-12 Month Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning    Ending
                                                           Account     Account      Expenses        Net Annual
                                                            Value      Value       Paid During       Expense
                                                          11/1/2004   4/30/2005   the Period(1)       Ratio
Corporate Bond Fund
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Advisor Class
Actual                                                    $1,000.00   $1,005.00      $ 5.37            1.08%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.44      $ 5.41            1.08%
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Institutional Class
Actual                                                    $1,000.00   $1,008.10      $ 3.04            0.61%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,021.77      $ 3.06            0.61%
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Investor Class
Actual                                                    $1,000.00   $1,006.00      $ 5.17            1.04%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.64      $ 5.21            1.04%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Class C
Actual                                                    $1,000.00   $1,003.90      $11.63            2.34%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,013.19      $11.68            2.34%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Administrator Class
Actual(2)                                                 $1,000.00   $1,011.80      $ 0.39            0.71%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,002.27      $ 3.56            0.71%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Advisor Class
Actual                                                    $1,000.00   $1,009.50      $ 5.43            1.09%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.39      $ 5.46            1.09%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Institutional Class
Actual                                                    $1,000.00   $1,012.20      $ 2.69            0.54%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,022.12      $ 2.71            0.54%
--------------------------------------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                          Beginning    Ending
                                                           Account    Account        Expenses       Net Annual
                                                            Value      Value       Paid During       Expense
                                                          11/1/2004   4/30/2005   the Period(1)       Ratio
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Investor Class
Actual                                                    $1,000.00   $1,010.70      $ 5.09           1.02%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.74      $ 5.11           1.02%
--------------------------------------------------------------------------------------------------------------
High Income Fund
--------------------------------------------------------------------------------------------------------------
High Income Fund - Advisor Class
Actual                                                    $1,000.00   $  999.00      $ 5.35           1.08%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.44      $ 5.41           1.08%
--------------------------------------------------------------------------------------------------------------
High Income Fund - Institutional Class
Actual                                                    $1,000.00   $1,004.90      $ 2.19           0.44%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,022.61      $ 2.21           0.44%
--------------------------------------------------------------------------------------------------------------
High Income Fund - Investor Class
Actual                                                    $1,000.00   $1,001.00      $ 4.76           0.96%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,020.03      $ 4.81           0.96%

Short-Term Bond Fund
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Advisor Class
Actual                                                    $1,000.00   $1,001.40      $ 5.31           1.07%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.49      $ 5.36           1.07%
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Institutional Class
Actual                                                    $1,000.00   $1,003.90      $ 2.63           0.53%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,022.17      $ 2.66           0.53%
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Investor Class
Actual                                                    $1,000.00   $1,002.20      $ 4.37           0.88%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,020.43      $ 4.41           0.88%
--------------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Advisor Class
Actual                                                    $1,000.00   $  999.60      $ 5.40           1.09%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.39      $ 5.46           1.09%
--------------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Investor Class
Actual                                                    $1,000.00   $  999.80      $ 5.11           1.03%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.69      $ 5.16           1.03%
--------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Administrator Class
Actual (2)                                                $1,000.00   $1,001.10      $ 0.33           0.60%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,002.82      $ 3.01           0.60%
--------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Advisor Class
Actual                                                    $1,000.00   $1,009.80      $ 5.33           1.07%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,019.49      $ 5.36           1.07%
--------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Beginning    Ending
                                                           Account     Account       Expenses       Net Annual
                                                            Value       Value       Paid During      Expense
                                                          11/1/2004   4/30/2005    the Period(1)      Ratio
--------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Institutional Class
Actual                                                    $1,000.00   $1,012.90      $ 2.15           0.43%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,022.66      $ 2.16           0.43%
--------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Investor Class
Actual                                                    $1,000.00   $1,010.70      $ 4.39           0.88%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00   $1,020.43      $ 4.41           0.88%
--------------------------------------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2004. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 20/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO APRIL 30, 2005).

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 79.04%

APPAREL & ACCESSORY STORES - 0.55%
$  2,230,000  MAY DEPARTMENT STORES COMPANY                                         6.70%        07/15/2034      $    2,420,799
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.04%
   2,075,000  DR HORTON INCORPORATED                                                6.88         05/01/2013           2,204,735
   2,435,000  KB HOME                                                               5.75         02/01/2014           2,365,466

                                                                                                                      4,570,201
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.68%
   2,805,000  AMERICAN STANDARD INCORPORATED                                        7.38         02/01/2008           3,010,878
                                                                                                                 --------------

BUSINESS SERVICES - 1.66%
   3,087,000  BEAVER VALLEY II FUNDING CORPORATION                                  8.63         06/01/2007           3,226,964
   2,829,000  CENDANT CORPORATION                                                   6.25         03/15/2010           2,984,796
     995,000  SB TREASURY COMPANY LLC+++/-                                          9.40         12/31/2049           1,124,020

                                                                                                                      7,335,780
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 0.48%
   2,070,000  LUBRIZOL CORPORATION                                                  5.50         10/01/2014           2,104,852
                                                                                                                 --------------

COMMUNICATIONS - 15.54%
   2,230,000  AT&T CORPORATION                                                      9.75         11/15/2031           2,776,350
   2,175,000  CINGULAR WIRELESS SERVICES                                            8.13         05/01/2012           2,571,472
   4,960,000  CINGULAR WIRELESS SERVICES                                            8.75         03/01/2031           6,764,220
   1,690,000  CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006           1,740,700
   1,995,000  COMCAST CABLE COMMUNICATIONS                                          6.88         06/15/2009           2,165,866
   2,430,000  COX COMMUNICATIONS INCORPORATED++                                     4.63         01/15/2010           2,394,007
   1,888,000  COX COMMUNICATIONS INCORPORATED                                       6.75         03/15/2011           2,039,686
   4,115,000  HISTORIC TW INCORPORATED                                              6.63         05/15/2029           4,473,737
   2,750,000  NEWS AMERICA HOLDINGS                                                 8.25         08/10/2018           3,367,710
  11,245,000  SPRINT CAPITAL CORPORATION                                            6.88         11/15/2028          12,539,097
  11,655,000  TCI COMMUNICATIONS INCORPORATED                                       7.88         08/01/2013          13,751,758
   6,800,000  TIME WARNER ENTERTAINMENT COMPANY LP                                 10.15         05/01/2012           8,773,748
   2,395,000  TIME WARNER ENTERTAINMENT COMPANY LP                                  8.38         07/15/2033           3,116,257
   2,010,000  WALT DISNEY COMPANY SERIES MTNB                                       5.88         12/15/2017           2,129,209

                                                                                                                     68,603,817
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.52%
   1,695,000  M&T BANK CORPORATION+++/-                                             3.85         04/01/2013           1,665,856
   2,605,000  WASHINGTON MUTUAL CAPITAL I                                           8.38         06/01/2027           2,903,713
   2,000,000  ZIONS BANCORPORATION                                                  6.00         09/15/2015           2,131,256

                                                                                                                      6,700,825
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.43%
   1,570,000  YUM! BRANDS INCORPORATED                                              8.88         04/15/2011           1,895,912
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 10.13%
$  2,250,000  CAROLINA POWER & LIGHT                                                5.15         04/01/2015      $    2,275,488
   1,125,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                     5.70         03/15/2013           1,182,851
   3,720,000  CILCORP INCORPORATED                                                  8.70         10/15/2009           4,279,231
   3,145,000  COLUMBUS SOUTHERN POWER COMPANY SERIES C                              5.50         03/01/2013           3,265,570
   1,300,000  CONSUMERS ENERGY COMPANY                                              5.50         08/15/2016           1,326,956
   3,660,000  CONSUMERS ENERGY COMPANY SERIES B                                     5.38         04/15/2013           3,733,841
   1,655,000  FPL ENERGY NATIONAL WIND++                                            6.13         03/25/2019           1,604,374
   1,360,000  INDIANA MICHIGAN POWER COMPANY SERIES F                               5.05         11/15/2014           1,355,603
   3,485,000  IPALCO ENTERPRISES INCORPORATED                                       8.38         11/14/2008           3,746,375
     955,000  IPALCO ENTERPRISES INCORPORATED                                       8.63         11/14/2011           1,088,700
   2,385,000  MONONGAHELA POWER COMPANY                                             6.70         06/15/2014           2,605,147
   2,065,000  NEVADA POWER COMPANY++                                                5.88         01/15/2015           2,003,050
   1,150,000  PACIFIC GAS & ELECTRIC COMPANY                                        3.60         03/01/2009           1,118,436
   1,740,000  PACIFIC GAS & ELECTRIC COMPANY                                        6.05         03/01/2034           1,859,268
     770,000  POTOMAC EDISON COMPANY++                                              5.35         11/15/2014             773,809
     505,000  SOUTHERN CALIFORNIA EDISON COMPANY                                    8.00         02/15/2007             537,748
   4,630,000  SOUTHERN CALIFORNIA EDISON COMPANY                                    4.65         04/01/2015           4,531,626
   3,730,000  TXU CORPORATION++                                                     6.50         11/15/2024           3,681,626
   3,490,000  WESTAR ENERGY INCORPORATED                                            6.00         07/01/2014           3,750,839

                                                                                                                     44,720,538
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 0.54%
   2,595,000  FLEXTRONICS INTERNATIONAL SERIES 144A                                 6.25         11/15/2014           2,400,375
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.01%
   2,975,000  GENERAL MILLS INCORPORATED                                            5.13         02/15/2007           3,029,547
   5,095,000  KRAFT FOODS INCORPORATED                                              5.25         10/01/2013           5,216,449
   1,790,000  SMITHFIELD FOODS INCORPORATED                                         7.00         08/01/2011           1,830,275
   3,100,000  TYSON FOODS INCORPORATED                                              7.25         10/01/2006           3,235,017

                                                                                                                     13,311,288
                                                                                                                 --------------

FOOD STORES - 2.89%
   1,560,000  ALBERTSON'S INCORPORATED                                              7.45         08/01/2029           1,711,003
   3,325,000  DELHAIZE AMERICA INCORPORATED                                         9.00         04/15/2031           3,917,601
   1,520,000  KROGER COMPANY SERIES B                                               7.70         06/01/2029           1,798,786
   1,840,000  SAFEWAY INCORPORATED                                                  4.80         07/16/2007           1,850,799
   3,485,000  SAFEWAY INCORPORATED                                                  4.95         08/16/2010           3,467,802

                                                                                                                     12,745,991
                                                                                                                 --------------

FORESTRY - 1.55%
     598,000  WEYERHAEUSER COMPANY                                                  6.13         03/15/2007             618,230
   4,023,000  WEYERHAEUSER COMPANY                                                  5.95         11/01/2008           4,228,817
   1,860,000  WEYERHAEUSER COMPANY                                                  6.75         03/15/2012           1,985,622

                                                                                                                      6,832,669
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 0.55%
   2,230,000  JC PENNEY COMPANY INCORPORATED                                        8.00%        03/01/2010           2,441,850
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
HEALTH SERVICES - 0.46%
$  1,755,000  WASTE MANAGEMENT INCORPORATED                                         7.10%        08/01/2026      $    2,012,813
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.15%
   2,230,000  FARMERS EXCHANGE CAPITAL++                                            7.05         07/15/2028           2,356,017
   2,210,000  FUND AMERICAN COMPANIES INCORPORATED                                  5.88         05/15/2013           2,249,944
   3,305,000  JP MORGAN CHASE & COMPANY                                             5.13         09/15/2014           3,335,386
   3,075,000  OMX TIMBER FINANCE INVESTMENTS 1 LLC++                                5.42         01/29/2020           3,098,647
   2,595,000  UFJ FINANCE ARUBA AEC                                                 6.75         07/15/2013           2,860,419

                                                                                                                     13,900,413
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.45%
   1,935,000  HARRAH'S OPERATING COMPANY INCORPORATED                               5.50         07/01/2010           1,978,497
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.61%
   2,750,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED++                      4.75         12/01/2009           2,711,041
                                                                                                                 --------------

INSURANCE CARRIERS - 1.21%
   2,750,000  FIDELITY NATIONAL FINANCIAL INCORPORATED                              7.30         08/15/2011           2,987,130
   2,345,000  METLIFE INCORPORATED                                                  3.91         05/15/2005           2,345,633

                                                                                                                      5,332,763
                                                                                                                 --------------

METAL MINING - 0.37%
   1,350,000  PHELPS DODGE CORPORATION                                              8.75         06/01/2011           1,621,318
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.88%
   2,250,000  CAPITAL ONE BANK                                                      5.00         06/15/2009           2,275,576
   2,880,000  CAPITAL ONE BANK                                                      6.50         06/13/2013           3,115,322
   2,250,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNL                       4.00         03/22/2011           2,154,726
   2,780,000  FORD MOTOR CREDIT COMPANY                                             7.38         10/28/2009           2,674,338
  11,800,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 6.88         08/28/2012          10,165,145
   1,645,000  HSBC FINANCE CORPORATION                                              4.75         04/15/2010           1,654,352
   1,325,000  INTERNATIONAL LEASE FINANCE CORPORATION                               5.00         04/15/2010           1,331,629
   2,525,000  MBNA CORPORATION SERIES MTN                                           5.63         11/30/2007           2,595,990

                                                                                                                     25,967,078
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.93%
   4,040,000  DEVON FINANCING CORPORATION ULC                                       7.88         09/30/2031           5,094,339
   2,780,000  PEMEX PROJECT FUNDING MASTER TRUST++                                  8.85         09/15/2007           3,021,860
   2,070,000  PEMEX PROJECT FUNDING MASTER TRUST                                    8.63         02/01/2022           2,396,025
     920,000  PIONEER NATURAL RESOURCES COMPANY                                     5.88         07/15/2016             912,102
   1,405,000  XTO ENERGY INCORPORATED                                               6.25         04/15/2013           1,524,461

                                                                                                                     12,948,787
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 1.50%
   2,660,000  GEORGIA-PACIFIC CORPORATION                                           8.88         02/01/2010           2,952,600
   3,355,000  INTERNATIONAL PAPER COMPANY                                           6.75         09/01/2011           3,660,141

                                                                                                                      6,612,741
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 3.06%
$  3,375,000  AMERADA HESS CORPORATION                                              7.13%        03/15/2033      $    3,796,055
   1,345,000  CONOCOPHILLIPS INCORPORATED                                           6.95         04/15/2029           1,639,835
   2,680,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                               5.60         10/15/2014           2,695,522
   1,385,000  OCCIDENTAL PETROLEUM CORPORATION                                      8.45         02/15/2029           1,916,260
   3,165,000  VALERO ENERGY CORPORATION                                             6.88         04/15/2012           3,479,519

                                                                                                                     13,527,191
                                                                                                                 --------------

PIPELINES, EXCEPT NATURAL GAS - 4.19%
   3,065,000  CENTERPOINT ENERGY RESOURCES CORPORATION                              7.75         02/15/2011           3,475,722
   2,235,000  ENERGY TRANSFER PARTNERS LP++                                         5.95         02/01/2015           2,242,883
   1,725,000  KINDER MORGAN ENERGY PARTNERS                                         5.13         11/15/2014           1,714,062
   1,565,000  KINDER MORGAN INCORPORATED                                            6.50         09/01/2012           1,709,861
   4,425,000  KN CAPITAL TRUST I SERIES B                                           8.56         04/15/2027           4,860,256
   2,155,000  PLAINS ALL AMERICAN PIPELINE LP                                       5.63         12/15/2013           2,226,874
   1,910,000  TEXAS EASTERN TRANSMISSION LP                                         7.00         07/15/2032           2,259,874

                                                                                                                     18,489,532
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 3.21%
   1,240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                              8.13         04/15/2020           1,593,964
   3,990,000  NORFOLK SOUTHERN CORPORATION                                          7.80         05/15/2027           5,122,913
   4,480,000  UNION PACIFIC CORPORATION                                             5.75         10/15/2007           4,628,360
   2,590,000  UNION PACIFIC CORPORATION                                             6.50         04/15/2012           2,841,618

                                                                                                                     14,186,855
                                                                                                                 --------------

REAL ESTATE - 4.17%
   5,455,000  EOP OPERATING LP                                                      6.75         02/15/2012           5,955,360
   2,785,000  EQUITY ONE INCORPORATED                                               3.88         04/15/2009           2,679,961
   2,075,000  ERP OPERATING LP                                                      6.95         03/02/2011           2,295,328
   2,660,000  HRPT PROPERTIES TRUST                                                 5.75         02/15/2014           2,729,793
   4,280,000  LIBERTY PROPERTY LP                                                   7.25         03/15/2011           4,766,148

                                                                                                                     18,426,590
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.42%
   1,840,000  BEMIS COMPANY INCORPORATED++                                          4.88         04/01/2012           1,858,076
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.46%
   2,480,000  ALTRIA GROUP INCORPORATED                                             7.65         07/01/2008           2,711,825
   3,340,000  UST INCORPORATED                                                      6.63         07/15/2012           3,737,083

                                                                                                                      6,448,908
                                                                                                                 --------------

TRANSPORTATION BY AIR - 2.35%
   2,414,000  GOODRICH CORPORATION                                                  6.45         12/15/2007           2,538,150
   1,300,000  LOCKHEED MARTIN CORPORATION                                           8.50         12/01/2029           1,804,273
   2,555,000  NORTHROP GRUMMAN CORPORATION                                          7.75         03/01/2016           3,110,467
   2,437,000  RAYTHEON COMPANY                                                      7.20         08/15/2027           2,922,555

                                                                                                                     10,375,445
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
TRANSPORTATION EQUIPMENT - 2.60%
$  3,575,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                6.50%        11/15/2013      $    3,649,871
   2,235,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                8.50         01/18/2031           2,552,408
   6,400,000  FORD MOTOR COMPANY                                                    7.45         07/16/2031           5,259,149

                                                                                                                     11,461,428
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.45%
   2,010,000  HUGHES SUPPLY INCORPORATED++                                          5.50         10/15/2014           1,980,873
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (Cost $337,801,301)                                                                   348,936,124
                                                                                                                 --------------

FOREIGN CORPORATE BONDS - 5.79%
   2,270,000  AMERICA MOVIL SA DE CV                                                5.50         03/01/2014           2,212,582
   2,230,000  BT GROUP PLC                                                          8.88         12/15/2030           3,045,161
   6,400,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75         06/15/2030           8,576,057
   2,180,000  GRUPO TELEVISA SA++                                                   6.63         03/18/2025           2,136,400
   2,460,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                             6.25         01/24/2014           2,596,154
   3,865,000  SHAW COMMUNICATIONS INCORPORATED                                      7.20         12/15/2011           4,096,900
   2,710,000  TYCO INTERNATIONAL GROUP SA                                           6.00         11/15/2013           2,894,340

TOTAL FOREIGN CORPORATE BONDS (COST $24,919,591)                                                                     25,557,594
                                                                                                                 --------------

FOREIGN GOVERNMENT BONDS - 6.93%
   1,920,000  ENCANA CORPORATION                                                    6.50         08/15/2034           2,161,402
   2,185,000  FRANCE TELECOM SA                                                     8.75         03/01/2031           2,958,125
   2,870,000  MEXICO GOVERNMENT INTERNATIONAL BOND                                  8.30         08/15/2031           3,361,487
   2,275,000  ROGERS WIRELESS INCORPORATED                                          6.38         03/01/2014           2,178,312
   2,590,000  TELECOM ITALIA CAPITAL SA++                                           4.00         01/15/2010           2,501,948
   3,235,000  TELECOM ITALIA CAPITAL SA++                                           4.95         09/30/2014           3,151,123
   4,580,000  UNITED MEXICAN STATES                                                 7.50         01/14/2012           5,083,800
   3,845,000  UNITED MEXICAN STATES                                                 6.75         09/27/2034           3,829,620
   4,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                         7.38         12/15/2028           5,392,457

TOTAL FOREIGN GOVERNMENT BONDS (COST $28,221,581)                                                                    30,618,274
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.64%
   2,044,764  TOBACCO SETTLEMENT FINANCING CORPORATION LA   (OTHER REVENUE LOC)     6.36         05/15/2025           2,049,630
     765,000  YAVAPAI COUNTY AZ IDA   (INDUSTRIAL DEVELOPMENT REVENUE LOC)          5.45         06/01/2033             764,220

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,749,966)                                                                       2,813,850
                                                                                                                 --------------

US GOVERNMENT AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
       1,659  FHLMC #170027                                                        14.75         03/01/2010               1,875
       4,736  FHLMC #170065                                                        14.00         09/01/2012               5,480

                                                                                                                          7,355
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
       2,528  GNMA #45265                                                          15.00         08/15/2011               2,923
       1,569  GNMA #53809                                                          15.00         02/15/2012               1,821
       2,360  GNMA #54340                                                          15.00         05/15/2012               2,739

                                                                                                                          7,483
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
SMALL BUSINESS ADMINISTRATION - 0.01%
$    632,275  SBA #40013(C)                                                         3.26%        09/30/2017      $       15,807
                                                                                                                 --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $600,548)                                                                    30,645
                                                                                                                 --------------

US TREASURY SECURITIES - 5.11%

US TREASURY BILLS - 0.09%
      30,000  US TREASURY BILL^#                                                    2.73         06/30/2005              29,867
     175,000  US TREASURY BILL^#                                                    2.70         07/14/2005             174,022
     220,000  US TREASURY BILL^#                                                    2.82         07/28/2005             218,511

                                                                                                                        422,400
                                                                                                                 --------------

US TREASURY BONDS - 1.95%
   7,620,000  US TREASURY BOND                                                      5.38         02/15/2031           8,606,432
                                                                                                                 --------------

US TREASURY NOTES - 3.07%
     370,000  US TREASURY NOTE                                                      3.00         11/15/2007             363,843
   7,525,000  US TREASURY NOTE                                                      4.00         04/15/2010           7,559,683
   5,725,000  US TREASURY NOTE                                                      4.00         02/15/2015           5,632,192

                                                                                                                     13,555,718
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $22,207,070)                                                                      22,584,550
                                                                                                                 --------------

SHARES

SHORT-TERM INVESTMENTS - 2.26%
   9,983,949  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                             9,983,949
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,983,949)                                                                        9,983,949
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $426,484,006)*                         99.78%                                                              $  440,524,986
OTHER ASSETS AND LIABILITIES, NET             0.22                                                                      959,054
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  441,484,040
                                            ======                                                               ==============


++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,983,949.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 9.24%
$ 13,000,000  FHLB                                                                  4.13%        03/24/2008      $   12,999,051
  17,080,000  FHLMC                                                                 6.88         09/15/2010          19,171,480
  11,200,000  FHLMC                                                                 5.63         03/15/2011          11,935,045
  15,000,000  FHLMC                                                                 4.75         05/06/2013          14,707,335
  28,885,000  FNMA                                                                  5.25         06/15/2006          29,372,434
  10,000,000  FNMA                                                                  3.88         05/15/2007           9,993,950
  17,400,000  FNMA                                                                  5.75         02/15/2008          18,197,964
   5,000,000  FNMA                                                                  6.63         11/15/2030           6,164,435

TOTAL AGENCY NOTES - INTEREST BEARING (COST $123,337,073)                                                           122,541,694
                                                                                                                 --------------

ASSET-BACKED SECURITIES - 2.71%
   1,456,076  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 15 CLASS A6+/-        3.26         11/25/2028           1,456,726
     322,977  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 2 CLASS A             7.00         01/25/2021             325,714
   5,691,301  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 23 CLASS A+/-         3.16         05/25/2030           5,691,856
   1,563,572  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                         3.14         05/25/2032           1,565,606
   3,725,904  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                         3.16         03/25/2033           3,726,358
  23,069,688  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                       3.17         01/25/2035          23,096,629

TOTAL ASSET-BACKED SECURITIES (COST $35,828,691)                                                                     35,862,889
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.67%
  10,978,323  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-8 CLASS 2CB1       6.00         09/25/2034          11,279,802
   4,908,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A7 CLASS A7           4.15         07/07/2017           4,722,043
   5,729,626  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017           5,895,752
     551,552  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1001 CLASS 1+/-      7.02         01/25/2008             551,552
     426,559  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1002 CLASS 1+/-      6.71         07/25/2008             426,559
   2,254,223  FHA INSURED PROJECT LOAN #956                                         2.93         11/01/2012           2,209,139
   2,583,110  FHLMC SERIES 1582 CLASS A+/-                                          5.00         09/15/2008           2,612,340
     171,248  FHLMC SERIES 16 CLASS D                                              10.00         10/15/2019             171,250
   3,391,376  FHLMC SERIES T-35 CLASS A+/-                                          3.16         09/25/2031           3,392,505
   5,432,038  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042           5,973,457
  30,025,000  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-53 CLASS S+/-(C)    6.50         06/25/2005             189,158
  13,594,107  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-55 CLASS 1A1B       6.50         03/25/2043          13,962,312
   5,597,916  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-     4.18         03/25/2043           5,679,597
  16,593,466  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-     4.10         07/25/2043          17,085,449
   5,488,463  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50         06/25/2030           5,997,211
  11,252,614  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50         12/25/2041          12,399,799
   2,919,410  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50         08/25/2041           3,218,013
   7,033,691  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         4.74         07/25/2041           7,134,409
   7,172,239  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                        4.34         10/25/2041           7,416,993
     417,162  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                             8.50         07/25/2022              82,703
   1,225,052  FNMA INTEREST STRIP SERIES 265 CLASS 2                                9.00         03/01/2024           1,305,745
     335,706  FNMA INTEREST STRIP SERIES B CLASS 1                                  6.00         05/01/2009             340,054
     306,628  FNMA INTEREST STRIP SERIES C CLASS 1                                  6.00         05/01/2009             307,442
     632,792  FNMA INTEREST STRIP SERIES K CLASS 1                                  6.00         11/01/2008             636,951
     519,261  FNMA SERIES 1988-2 CLASS Z                                           10.10         02/25/2018             577,429
     226,837  FNMA SERIES 1988-7 CLASS Z                                            9.25         04/25/2018             244,566
   1,248,321  FNMA SERIES 1989-10 CLASS Z                                           9.50         03/25/2019           1,372,281
   1,068,266  FNMA SERIES 1989-100 CLASS Z                                          8.75         12/25/2019           1,151,701

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  2,285,000  FNMA SERIES 1989-12 CLASS Y                                          10.00%        03/25/2019      $    2,561,905
   1,569,673  FNMA SERIES 1989-22 CLASS G                                          10.00         05/25/2019           1,747,420
     367,515  FNMA SERIES 1989-63 CLASS Z                                           9.40         10/25/2019             396,723
     555,437  FNMA SERIES 1989-98 CLASS E                                           9.20         12/25/2019             600,225
     696,607  FNMA SERIES 1990-144 CLASS W                                          9.50         12/25/2020             767,770
     686,126  FNMA SERIES 1990-75 CLASS Z                                           9.50         07/25/2020             758,196
     291,866  FNMA SERIES 1990-84 CLASS Y                                           9.00         07/25/2020             316,150
   1,431,442  FNMA SERIES 1990-96 CLASS Z                                           9.67         08/25/2020           1,586,145
     503,865  FNMA SERIES 1991-5 CLASS Z                                            8.75         01/25/2021             546,484
   1,896,433  FNMA SERIES 1991-85 CLASS Z                                           8.00         06/25/2021           1,985,745
   1,319,814  FNMA SERIES 1992-45 CLASS Z                                           8.00         04/25/2022           1,368,224
   8,440,000  FNMA SERIES 2003-W18 CLASS 1A5                                        4.61         08/25/2043           8,430,551
     826,907  FNMA SERIES G-8 CLASS E                                               9.00         04/25/2021             903,672
   2,486,586  FNMA SERIES G92-30 CLASS Z                                            7.00         06/25/2022           2,574,457
   1,062,571  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.41         09/25/2028           1,195,542
  10,618,986  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037          10,500,302
   3,466,387  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.25         06/25/2033           3,535,100
  17,393,415  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           4.24         08/25/2042          17,843,328
   5,759,372  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             3.13         04/25/2033           5,779,572
  13,313,317  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            4.19         08/25/2042          13,560,432
  12,850,565  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.82         10/25/2042          14,273,470
   5,000,000  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                              4.75         12/25/2042           4,973,731
   6,777,081  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                           9.95         12/25/2042           7,431,530
   2,163,005  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             3.14         06/25/2033           2,162,456
  13,369,731  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00         08/25/2044          14,172,176
  20,000,000  GNMA SERIES 2004-100 CLASS B                                          4.60         02/16/2043          19,794,048
  12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                       4.70         12/16/2027          12,348,307
 239,779,915  GNMA SERIES 2005-23 CLASS A+/-(C)                                     1.00         06/17/2045          15,186,964
 157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING
               CORPORATION SERIES 2002-C1 CLASS XPB+/-++(C)                         1.99         01/11/2035           7,188,709
  12,000,000  JP MORGAN MORTGAGE TRUST                                              5.15         05/25/2035          12,015,600
  12,020,133  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++      6.50         10/25/2034          12,369,859
 125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES C2 CLASS X2+/-(C)     1.04         11/13/2011           3,807,118
      51,175  USGI FHA INSURED PROJECT LOAN                                         3.03         11/01/2006              51,175
   1,678,146  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.89         02/15/2025           1,817,869
   2,691,270  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79         06/15/2025           2,968,682
  90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE
               TRUST SERIES 2002-C2 CLASS IO3+/-++(C)                               1.59         11/15/2034           3,172,607

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $324,531,519)                                                       327,028,456
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 1.49%

APPAREL & ACCESSORY STORES - 0.00%
         172  SEARS ROEBUCK ACCEPTANCE                                              6.70         04/15/2012                 178
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.75%
  10,000,000  INTERNATIONAL FINANCE CORPORATION                                     4.00         06/15/2010           9,944,800
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
   9,700,000  GENERAL ELECTRIC COMPANY                                              5.00         02/01/2013           9,871,923
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $19,610,052)                                                                     19,816,901
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 2.06%
$  3,100,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY
               (HOUSING REVENUE LOC)                                                9.75%        11/15/2014      $    3,639,493
   4,360,000  COLORADO HEALTH FACILITIES AUTHORITY
               (OTHER REVENUE LOC)^                                                 4.90         07/15/2024           1,719,192
  10,000,000  DAWSON RIDGE METROPOLITAN DISTRICT NO 1 CO
               (PROPERTY TAX REVENUE LOC)^                                          4.86         10/01/2022           4,329,600
   2,260,000  KANAWHA MERCER NICHOLAS COUNTIES WV   (HOUSING REVENUE LOC)^          4.10         02/01/2014           1,424,049
   5,405,000  RETAMA DEVELOPMENT CORPORATION TX   (OTHER REVENUE LOC)              10.00         12/15/2020           8,179,062
  10,000,000  SAVANNAH GA ECONOMIC DEVELOPMENT AUTHORITY
               (HEALTHCARE FACILITIES REVENUE LOC)^                                 4.81         12/01/2021           4,543,200
   2,000,000  TAMPA FL SOLID WASTE SYSTEM   (OTHER REVENUE LOC)                     4.30         10/01/2007           2,063,220
   1,350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              4.00         12/01/2022           1,367,469

TOTAL MUNICIPAL BONDS & NOTES (COST $26,065,074)                                                                     27,265,285
                                                                                                                 --------------

US GOVERNMENT AGENCY SECURITIES - 47.73%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.95%
      86,659  FHLMC #160053                                                         8.00         07/01/2008              90,488
          48  FHLMC #170046                                                        14.50         03/01/2011                  54
         187  FHLMC #170053                                                        14.75         08/01/2011                 212
       6,122  FHLMC #170053                                                        15.00         08/01/2011               6,984
         403  FHLMC #170069                                                        14.00         11/01/2012                 468
     130,355  FHLMC #170215                                                         8.00         02/01/2017             141,715
     141,953  FHLMC #170235                                                        10.50         08/01/2019             162,967
       1,397  FHLMC #181072                                                        14.50         12/01/2011               1,591
     146,035  FHLMC #181626                                                         8.50         07/01/2007             151,063
      54,476  FHLMC #182079                                                         8.00         02/01/2010              57,828
      46,982  FHLMC #182104                                                         8.00         12/01/2010              49,873
     120,509  FHLMC #1B0123+/-                                                      6.14         09/01/2031             122,994
     128,421  FHLMC #1B0128+/-                                                      6.16         09/01/2031             130,986
   3,158,265  FHLMC #1B0129+/-                                                      6.09         09/01/2031           3,229,872
       7,895  FHLMC #260694                                                         8.00         04/01/2009               8,000
     313,572  FHLMC #272877                                                         8.00         08/01/2009             327,427
     231,667  FHLMC #279063                                                         9.00         08/01/2009             242,868
     228,193  FHLMC #552435                                                        10.50         08/01/2020             265,177
       6,654  FHLMC #555108                                                         7.25         07/01/2008               6,733
     117,362  FHLMC #555158                                                         8.50         05/01/2016             118,171
   1,294,131  FHLMC #555503                                                         9.00         04/01/2021           1,397,165
     608,581  FHLMC #555515                                                         8.50         10/01/2013             629,535
   1,762,866  FHLMC #611023+/-                                                      4.09         10/01/2026           1,824,042
     376,476  FHLMC #786210+/-                                                      6.29         01/01/2026             376,839
   6,500,054  FHLMC #786823+/-                                                      6.02         07/01/2029           6,804,739
   2,276,653  FHLMC #789483+/-                                                      5.68         06/01/2032           2,358,955
     373,440  FHLMC #865496+/-                                                      5.49         05/01/2026             383,128
     253,910  FHLMC #884009                                                        10.50         05/01/2020             296,406
      91,628  FHLMC #A01434                                                         9.00         06/01/2016              97,672
     508,709  FHLMC #A01562                                                         9.00         11/01/2018             548,252
     528,060  FHLMC #A01607                                                         8.50         06/01/2011             547,045
     316,077  FHLMC #A01620                                                         9.00         04/01/2017             340,647
     428,157  FHLMC #A01860                                                         8.50         06/01/2017             443,974
       6,086  FHLMC #B00523                                                        10.00         10/01/2005               6,131

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  3,809,059  FHLMC #E79794                                                         7.00%        10/01/2014      $    4,007,085
     661,134  FHLMC #G00319                                                         9.50         04/01/2025             739,810
     772,588  FHLMC #G01236                                                        10.00         10/01/2021             857,647
       5,906  FHLMC #G10444                                                         9.50         04/01/2007               5,806
     167,152  FHLMC #G10783                                                         8.50         06/01/2012             177,482
   1,920,990  FHLMC #G11136                                                         6.50         05/01/2011           1,999,667
   1,101,023  FHLMC #G11200                                                         8.00         01/01/2012           1,161,682
  15,933,693  FHLMC #G11209                                                         7.50         12/01/2011          16,790,582
   6,283,855  FHLMC #G11345                                                         7.50         12/01/2011           6,620,758
   9,206,371  FHLMC #G11368                                                         7.50         12/01/2012           9,699,687
  18,954,042  FHLMC #G18005                                                         5.00         08/01/2019          19,111,956
   2,918,906  FHLMC #G80106                                                        10.00         08/17/2022           3,360,759
   4,947,090  FHLMC #G80116                                                        10.00         02/17/2025           5,576,569
   6,058,935  FHLMC #G80193                                                         9.50         09/17/2022           6,712,444
   1,226,557  FHLMC #G90023                                                         7.00         11/17/2013           1,289,473
      71,662  FHLMC #N70012                                                        10.50         08/01/2020              82,676
   5,902,089  FHLMC #W20001                                                         7.26         06/01/2006           6,029,574

                                                                                                                    105,393,658
                                                                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 37.87%
     530,967  FNMA #100042                                                         11.00         10/15/2020             594,756
     722,958  FNMA #100285                                                          9.50         12/15/2020             814,564
     966,936  FNMA #103102+/-                                                       3.61         03/01/2018             976,477
     174,988  FNMA #109031                                                          6.70         08/01/2005             175,042
       1,213  FNMA #1376                                                           15.50         10/01/2012               1,406
     718,848  FNMA #190180                                                          9.00         07/01/2021             787,658
     410,049  FNMA #303548                                                          8.50         02/01/2012             424,631
   1,440,933  FNMA #313419                                                          8.50         12/01/2026           1,591,117
     638,888  FNMA #323013                                                          9.00         10/01/2021             712,443
   2,137,555  FNMA #323284                                                          8.50         05/01/2017           2,316,638
  10,802,666  FNMA #323756                                                          6.20         05/01/2009          11,362,293
  35,833,676  FNMA #323785                                                          6.22         12/01/2008          37,672,138
   2,188,296  FNMA #323859                                                          5.00         07/01/2006           2,205,046
         206  FNMA #3260                                                           13.25         04/01/2012                 222
         800  FNMA #3318                                                           14.50         01/01/2012                 828
      62,061  FNMA #364215                                                          7.50         07/01/2015              64,277
      45,281  FNMA #364217                                                          7.00         09/01/2015              46,786
   4,755,985  FNMA #368034                                                          8.00         11/01/2026           5,268,822
     157,464  FNMA #381149                                                          5.60         11/01/2005             157,908
   8,267,004  FNMA #398800                                                          8.00         06/01/2012           8,734,423
     700,136  FNMA #398805                                                          8.50         11/01/2011             746,005
     450,084  FNMA #426843                                                         11.00         02/01/2019             505,785
     538,783  FNMA #439935                                                          8.00         04/01/2017             582,620
   2,255,901  FNMA #457277+/-                                                       7.03         10/01/2027           2,309,838
     738,182  FNMA #458018                                                         12.00         07/15/2014             870,384
   1,309,767  FNMA #487758                                                          8.50         05/01/2026           1,445,183
     560,486  FNMA #487759                                                          9.50         07/01/2028             626,070
     590,136  FNMA #516051                                                          9.50         01/01/2021             654,396

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    131,393  FNMA #52                                                              8.50%        07/01/2010      $      134,360
   1,640,683  FNMA #534738+/-                                                       4.25         05/01/2027           1,672,232
     772,749  FNMA #535537                                                          9.00         07/01/2028             846,912
   2,671,537  FNMA #535573                                                          8.00         11/01/2013           2,820,795
   1,097,467  FNMA #535752                                                         10.00         12/01/2020           1,260,463
   2,333,242  FNMA #538435+/-                                                       4.64         07/01/2026           2,364,347
     267,255  FNMA #545016                                                          9.00         11/01/2012             277,152
     552,420  FNMA #545117+/-                                                       6.65         12/01/2040             574,307
   4,224,678  FNMA #545187+/-                                                       5.93         09/01/2031           4,251,622
   1,427,284  FNMA #545208+/-                                                       5.80         09/01/2031           1,481,819
   3,481,612  FNMA #545460+/-                                                       5.81         11/01/2031           3,591,703
   4,175,749  FNMA #54844+/-                                                        3.77         09/01/2027           4,276,839
   3,229,198  FNMA #555161                                                          6.00         12/01/2013           3,351,050
  15,448,278  FNMA #555569                                                          6.00         05/01/2016          16,030,848
     123,259  FNMA #62895                                                           8.75         01/01/2010             129,918
   3,087,406  FNMA #635726+/-                                                       5.50         04/01/2032           3,171,559
   1,385,441  FNMA #646643+/-                                                       5.91         06/01/2032           1,405,937
   3,351,809  FNMA #66414+/-                                                        4.44         09/01/2028           3,407,925
  10,050,031  FNMA #675479+/-                                                       5.07         01/01/2033          10,280,828
   6,450,368  FNMA #675491+/-                                                       5.35         04/01/2033           6,492,908
     679,302  FNMA #695514                                                          8.50         10/01/2026             736,878
   1,568,753  FNMA #695519                                                          8.50         11/01/2026           1,754,350
   2,469,615  FNMA #724438                                                          8.50         06/01/2027           2,700,885
   8,534,381  FNMA #724658+/-                                                       4.84         07/01/2033           9,006,753
  41,358,074  FNMA #725249                                                          5.00         03/01/2034          41,072,266
  46,083,203  FNMA #725414                                                          4.50         05/01/2019          45,638,363
  18,750,799  FNMA #725440                                                          4.67         04/01/2014          18,824,378
  10,177,920  FNMA #725638                                                          5.00         12/01/2018          10,264,267
  78,055,150  FNMA #735062                                                          5.50         08/01/2033          78,893,997
  48,650,000  FNMA TBA%%                                                            5.00         05/01/2020          48,984,469
  95,685,000  FNMA TBA%%                                                            5.00         05/01/2035          94,728,150

                                                                                                                    502,076,036
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.87%
       9,575  GNMA #126600                                                         13.00         11/15/2014              11,113
       7,001  GNMA #201                                                            14.00         09/20/2014               8,048
       7,148  GNMA #45629                                                          13.00         02/15/2011               8,265
       4,062  GNMA #46558                                                          13.00         03/15/2011               4,579
       1,953  GNMA #52207                                                          15.00         06/15/2012               2,267
      12,622  GNMA #52538                                                          15.00         07/15/2012              14,648
          65  GNMA #56900                                                          15.00         07/15/2012                  74
       3,487  GNMA #57979                                                          13.50         10/15/2012               3,971
      22,721  GNMA #780051                                                          9.00         12/15/2009              22,796
   1,031,986  GNMA #780104                                                          9.50         10/20/2019           1,138,498
     551,597  GNMA #780110                                                         12.50         04/15/2019             641,995
      29,358  GNMA #780182                                                          9.00         01/15/2008              29,758

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  3,610,060  GNMA #780288                                                          8.00%        12/15/2023      $    3,973,590
      85,872  GNMA #780416                                                          9.00         12/15/2006              86,156
   1,486,018  GNMA #780763                                                          7.50         12/15/2010           1,544,774
   2,927,273  GNMA #780867                                                          8.35         04/15/2020           3,213,410
   1,667,500  GNMA #780980                                                          8.40         05/15/2020           1,859,012
   1,366,913  GNMA #8678+/-                                                         3.75         08/20/2020           1,386,895
     840,706  GNMA #8714+/-                                                         4.13         11/20/2020             856,812
       4,628  GNMA #95643                                                          15.00         09/15/2012               5,358
  10,000,000  GNMA TBA %%                                                           3.96         06/16/2012           9,900,000

                                                                                                                     24,712,019
                                                                                                                 --------------

SMALL BUSINESS ADMINISTRATION - 0.04%
   5,946,315  SBA #440019(C)                                                        6.08         02/28/2018             246,177
   7,251,349  SBA SERIES 1992-6 CLASS A(C)                                          4.83         10/15/2017             300,206

                                                                                                                        546,383
                                                                                                                 --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $628,925,953)                                                           632,728,096
                                                                                                                 --------------

US TREASURY SECURITIES - 17.73%

US TREASURY BILLS - 0.01%
      66,000  US TREASURY BILL^                                                     2.48         05/12/2005              65,952
      75,000  US TREASURY BILL^                                                     2.54         05/19/2005              74,906
      50,000  US TREASURY BILL^#                                                    2.82         07/28/2005              49,662

                                                                                                                        190,520
                                                                                                                 --------------

US TREASURY BONDS - 14.52%
  20,000,000  US TREASURY BOND                                                     12.75         11/15/2010          20,996,100
  28,595,000  US TREASURY BOND                                                     12.00         08/15/2013          35,801,827
  13,560,000  US TREASURY BOND                                                      7.25         05/15/2016          17,030,519
  20,150,000  US TREASURY BOND                                                      7.13         02/15/2023          26,306,772
  14,925,000  US TREASURY BOND                                                      6.25         08/15/2023          17,936,820
  15,000,000  US TREASURY BOND                                                      6.00         02/15/2026          17,748,630
  18,500,000  US TREASURY BOND                                                      5.38         02/15/2031          20,894,881
   8,600,000  US TREASURY BOND                                                     10.00         05/15/2010           8,621,835
  19,050,000  US TREASURY BOND                                                      9.25         02/15/2016          27,159,642

                                                                                                                    192,497,026
                                                                                                                 --------------

US TREASURY NOTES - 3.20%
  11,570,000  US TREASURY NOTE                                                     10.38         11/15/2012          13,413,969
   5,305,000  US TREASURY NOTE                                                      4.00         02/15/2015           5,219,001
  23,610,000  US TREASURY NOTE                                                      4.00         04/15/2010          23,718,818

                                                                                                                     42,351,788
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $231,450,176)                                                                    235,039,334
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 6.77%
  89,759,352  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                        $   89,759,352
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $89,759,352)                                                                      89,759,352
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,479,507,890)*                      112.40%                                                              $1,490,042,007
OTHER ASSETS AND LIABILITIES, NET           (12.40)                                                                (164,395,109)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,325,646,898
                                            ======                                                               ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $89,759,352.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 0.02%
$  4,154,632  AIRCRAFT LEASE PORTFOLIO SECURITIZATION
               LIMITED SERIES 1996-1 CLASS DX^^                                    12.75%        06/15/2006      $       41,546

TOTAL ASSET-BACKED SECURITIES (COST $4,181,928)                                                                          41,546
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 86.35%

AMUSEMENT & RECREATION SERVICES - 0.84%
   2,240,000  TOWN SPORTS INTERNATIONAL                                             9.63         04/15/2011           2,298,800
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.30%
   3,225,000  FOOT LOCKER INCORPORATED                                              8.50         01/15/2022           3,531,375
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.17%
   2,890,000  WILLIAM CARTER COMPANY SERIES B                                      10.88         08/15/2011           3,179,000
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.52%
   1,940,000  DR HORTON INCORPORATED                                                6.88         05/01/2013           2,061,295
   1,775,000  ERICO INTERNATIONAL CORPORATION                                       8.88         03/01/2012           1,792,750
   1,505,000  K HOVNANIAN ENTERPRISES INCORPORATED                                  6.25         01/15/2015           1,456,087
   1,590,000  KB HOME                                                               5.88         01/15/2015           1,560,178

                                                                                                                      6,870,310
                                                                                                                 --------------

BUSINESS SERVICES - 4.15%
   1,345,000  IMCO RECYCLING ESCROW INCORPORATED++                                  9.00         11/15/2014           1,371,900
   2,100,000  NATIONAL WINE & SPIRITS INCORPORATED                                 10.13         01/15/2009           2,089,500
   2,230,000  NATIONSRENT INCORPORATED                                              9.50         10/15/2010           2,408,400
     810,000  RAINBOW NATIONAL SERVICES LLC++                                      10.38         09/01/2014             915,300
   2,451,000  WATERFORD GAMING LLC++                                                8.63         09/15/2012           2,598,060
   1,810,000  WILLIAMS SCOTSMAN INCORPORATED                                       10.00         08/15/2008           1,918,600

                                                                                                                     11,301,760
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.18%
   2,055,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                   10.63         05/01/2011           2,291,325
   1,775,000  HUNTSMAN INTERNATIONAL LLC++                                          7.38         01/01/2015           1,770,562
   1,825,000  IMC GLOBAL INCORPORATED                                              10.88         08/01/2013           2,153,500
   2,070,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                 9.63         05/15/2012           2,101,050
   1,285,000  NALCO COMPANY                                                         8.88         11/15/2013           1,317,125
   1,515,000  OM GROUP INCORPORATED                                                 9.25         12/15/2011           1,530,150
   1,635,000  POLYONE CORPORATION                                                  10.63         05/15/2010           1,802,587
   1,765,000  RESOLUTION PERFORMANCE PRODUCTS INCORPORATED                         13.50         11/15/2010           1,910,613
   1,835,000  RHODIA SA                                                            10.25         06/01/2010           1,945,100

                                                                                                                     16,822,012
                                                                                                                 --------------

COAL MINING - 1.09%
   2,970,000  ARCH WESTERN FINANCE LLC                                              6.75         07/01/2013           2,977,425
                                                                                                                 --------------

COMMUNICATIONS - 17.04%
   1,370,000  AIRGATE PCS INCORPORATED+/-++                                         6.89         10/15/2011           1,400,825
   1,765,000  AT&T CORPORATION                                                      9.75         11/15/2031           2,197,425
   4,830,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-++                             7.14         12/15/2010           4,648,875
   1,615,000  CENTENNIAL COMMUNICATIONS CORPORATION CELLULAR OPERATING COMPANY LLC
               PUERTO RICO OPERATIONS                                               8.13         02/01/2014           1,610,962

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMUNICATIONS (CONTINUED)
$  1,740,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION           10.25%        09/15/2010      $    1,737,825
   1,755,000  CINCINNATI BELL INCORPORATED++                                        8.38         01/15/2014           1,671,637
   2,845,000  CSC HOLDINGS INCORPORATED SERIES B                                    7.63         04/01/2011           2,887,675
   2,210,000  DOBSON CELLULAR SYSTEMS++                                             9.88         11/01/2012           2,232,100
   1,770,000  HORIZON PCS INCORPORATED++                                           11.38         07/15/2012           1,955,850
   2,920,000  INTELSAT BERMUDA LIMITED++                                            8.63         01/15/2015           2,963,800
     445,000  IWO ESCROW COMPANY+/-++                                               6.89         01/15/2012             445,000
   1,110,000  IWO ESCROW COMPANY^++                                                10.30         01/15/2015             699,300
   1,350,000  MCI INCORPORATED                                                      8.74         05/01/2014           1,461,375
     875,000  NEWPAGE CORPORATION+/-++                                              9.43         05/01/2012             857,500
   2,535,000  PAXSON COMMUNICATIONS CORPORATION^                                   11.53         01/15/2009           2,357,550
   2,925,000  QWEST COMMUNICATIONS INTERNATIONAL+/-++                               6.29         02/15/2009           2,903,063
   1,500,000  QWEST CORPORATION++                                                   7.88         09/01/2011           1,522,500
   2,075,000  QWEST SERVICES CORPORATION++                                         14.00         12/15/2010           2,334,375
   1,600,000  QWEST SERVICES CORPORATION++                                         14.50         12/15/2014           1,856,000
   3,270,000  ROGERS CABLE INCORPORATED                                             6.75         03/15/2015           3,139,200
   1,630,000  ROGERS WIRELESS INCORPORATED+/-                                       6.14         12/15/2010           1,674,825
   1,790,000  RURAL CELLULAR CORPORATION                                            8.25         03/15/2012           1,812,375
   2,315,000  VERTIS INCORPORATED SERIES B                                         10.88         06/15/2009           2,048,775

                                                                                                                     46,418,812
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.36%
     925,000  DOLLAR FINANCIAL GROUP INCORPORATED                                   9.75         11/15/2011             971,250
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.68%
   1,805,000  DENNY'S CORPORATION HOLDINGS INCORPORATED++                          10.00         10/01/2012           1,850,125
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 9.08%
   1,430,000  ALLIED WASTE NORTH AMERICA SERIES B                                   8.88         04/01/2008           1,469,325
   1,820,000  CLEAN HARBORS INCORPORATED++                                         11.25         07/15/2012           2,020,200
   1,840,000  EL PASO NATURAL GAS COMPANY SERIES A                                  7.63         08/01/2010           1,922,484
   1,770,000  INERGY LP/INERGY FINANCE CORPORATION++                                6.88         12/15/2014           1,681,500
   1,840,000  MIDWEST GENERATION LLC                                                8.75         05/01/2034           2,005,600
     980,000  MISSION ENERGY HOLDING COMPANY                                       13.50         07/15/2008           1,149,050
   1,335,000  NEVADA POWER COMPANY++                                                5.88         01/15/2015           1,294,950
   1,775,000  NORTHWESTERN CORPORATION++                                            5.88         11/01/2014           1,803,629
   3,000,000  SIERRA PACIFIC POWER COMPANY SERIES A                                 8.00         06/01/2008           3,165,000
   1,780,000  SIERRA PACIFIC RESOURCES                                              8.63         03/15/2014           1,886,800
   2,650,000  SOUTHERN NATURAL GAS COMPANY                                          8.88         03/15/2010           2,880,285
   1,775,000  TEXAS GENCO LLC/TEXAS GENCO FINANCING CORPORATION++                   6.88         12/15/2014           1,739,500
   1,770,000  TXU CORPORATION++                                                     5.55         11/15/2014           1,706,191

                                                                                                                     24,724,514
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 1.49%
   1,765,000  AMKOR TECHNOLOGY INCORPORATED                                         7.75         05/15/2013           1,383,318
   1,705,000  LUCENT TECHNOLOGIES INCORPORATED                                      6.45         03/15/2029           1,438,594
   1,330,000  MAGNACHIP SEMICONDUCTOR/MAGNACHIP SEMICONDUCTOR FINANCE COMPANY+/-++  6.26         12/15/2011           1,243,550

                                                                                                                      4,065,462
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.70%
$  1,815,000  US ONCOLOGY INCORPORATED                                              9.00%        08/15/2012      $    1,896,675
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.24%
   1,405,000  FASTENTECH INCORPORATED                                              12.50         05/01/2011           1,510,375
   1,830,000  MUELLER GROUP INCORPORATED+/-                                         7.96         11/01/2011           1,857,450

                                                                                                                      3,367,825
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.63%
   1,830,000  AEARO COMPANY I                                                       8.25         04/15/2012           1,839,150
   2,320,000  REDDY ICE GROUP INCORPORATED                                          8.88         08/01/2011           2,601,346

                                                                                                                      4,440,496
                                                                                                                 --------------

FOOD STORES - 1.17%
   1,765,000  AMERICAN SEAFOODS GROUP LLC                                          10.13         04/15/2010           1,888,550
   1,250,000  DOANE PET CARE COMPANY                                               10.75         03/01/2010           1,312,500

                                                                                                                      3,201,050
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 1.83%
   1,765,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50         01/15/2013           1,694,400
   2,985,000  JC PENNEY COMPANY INCORPORATED                                        7.95         04/01/2017           3,290,963

                                                                                                                      4,985,363
                                                                                                                 --------------

HEALTH SERVICES - 3.74%
     440,000  DAVITA INCORPORATED++                                                 6.63         03/15/2013             435,600
     440,000  DAVITA INCORPORATED++                                                 7.25         03/15/2015             427,900
   2,065,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                               7.88         02/01/2008           2,147,600
   1,925,000  HCA INCORPORATED                                                      5.75         03/15/2014           1,857,167
   2,840,000  HEALTHSOUTH CORPORATION                                               7.63         06/01/2012           2,726,400
   2,655,000  SELECT MEDICAL CORPORATION++                                          7.63         02/01/2015           2,608,537

                                                                                                                     10,203,204
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.92%
  13,915,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                        13.50         03/01/2010              69,575
   1,645,000  CHUMASH CASINO & RESORT ENTERPRISE++                                  9.26         07/15/2010           1,760,150
   2,430,000  HOLLYWOOD CASINO SHREVEPORT/SHREVEPORT CAPITAL CORPORATION^^         13.00         08/01/2006           2,013,862
   1,970,000  MGM MIRAGE INCORPORATED                                               6.00         10/01/2009           1,942,913
   2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                              9.13         12/15/2010           2,162,750

                                                                                                                      7,949,250
                                                                                                                 --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.37%
     970,000  CORRECTIONS CORPORATION OF AMERICA                                    7.50         05/01/2011           1,000,313
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.80%
   2,170,000  XEROX CAPITAL TRUST I                                                 8.00         02/01/2027           2,191,700
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
   4,850,000  GENTEK INCORPORATED^^                                                11.00         08/01/2009                   0
   1,885,000  JACUZZI BRANDS INCORPORATED                                           9.63         07/01/2010           2,016,950

                                                                                                                      2,016,950
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
OIL & GAS EXTRACTION - 3.92%
$  1,815,000  FOREST OIL CORPORATION                                                8.00%        12/15/2011      $    1,969,275
   2,230,000  HILCORP ENERGY I LP/HILCORP FINANCE COMPANY++                        10.50         09/01/2010           2,464,150
   2,265,000  PARKER DRILLING COMPANY+/-                                            7.66         09/01/2010           2,338,613
   1,865,000  PREMCOR REFINING GROUP INCORPORATED                                   7.75         02/01/2012           2,004,875
   1,815,000  PRIDE INTERNATIONAL INCORPORATED                                      7.38         07/15/2014           1,905,750

                                                                                                                     10,682,663
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 3.41%
   2,275,000  APPLETON PAPERS INCORPORATED                                          8.13         06/15/2011           2,297,750
   1,350,000  BOISE CASCADE LLC+++/-                                                6.02         10/15/2012           1,336,500
   3,410,000  GEORGIA-PACIFIC CORPORATION                                           8.88         02/01/2010           3,785,100
   1,765,000  PLAYTEX PRODUCTS INCORPORATED                                         8.00         03/01/2011           1,884,138

                                                                                                                      9,303,488
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.35%
   2,000,000  GENERAL CABLE CORPORATION                                             9.50         11/15/2010           2,120,000
   2,700,000  IPSCO INCORPORATED                                                    8.75         06/01/2013           2,997,000
   1,765,000  NOVELIS INCORPORATED++                                                7.25         02/15/2015           1,707,638
   2,270,000  SUPERIOR ESSEX COMMUNICATIONS LLC/ESSEX GROUP INCORPORATED            9.00         04/15/2012           2,292,700

                                                                                                                      9,117,338
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 7.38%
   1,770,000  AMERICAN COMMERCIAL LINES FINANCE++                                   9.50         02/15/2015           1,796,550
   2,000,000  DEX MEDIA INCORPORATED                                                8.00         11/15/2013           2,060,000
   1,055,000  HOUGHTON MIFFLIN COMPANY                                              7.20         03/15/2011           1,076,100
   3,000,000  HOUGHTON MIFFLIN COMPANY^                                            11.53         10/15/2013           1,995,000
   2,160,000  JOSTENS IH CORPORATION                                                7.63         10/01/2012           2,160,000
   1,690,000  PRIMEDIA INCORPORATED+/-                                              8.16         05/15/2010           1,774,500
   2,379,000  READER'S DIGEST ASSOCIATION INCORPORATED                              6.50         03/01/2011           2,361,158
   2,260,000  RIDDELL BELL HOLDINGS++                                               8.38         10/01/2012           2,276,950
   1,900,000  UCAR FINANCE INCORPORATED                                            10.25         02/15/2012           1,985,500
   2,620,000  VENOCO INCORPORATED++                                                 8.75         12/15/2011           2,620,000

                                                                                                                     20,105,758
                                                                                                                 --------------

REAL ESTATE - 0.75%
   1,843,000  CB RICHARD ELLIS SERVICES INCORPORATED                                9.75         05/15/2010           2,054,945
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.76%
   2,040,000  BWAY CORPORATION                                                     10.00         10/15/2010           2,060,400
                                                                                                                 --------------

TEXTILE MILL PRODUCTS - 1.80%
   2,775,000  INTERFACE INCORPORATED                                                9.50         02/01/2014           2,775,000
   2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88         09/15/2013           2,126,425

                                                                                                                      4,901,425
                                                                                                                 --------------

TOBACCO PRODUCTS - 0.82%
   2,130,000  COMMONWEALTH BRANDS INCORPORATED++                                   10.63         09/01/2008           2,225,850
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
TRANSPORTATION EQUIPMENT - 1.40%
$  1,775,000  NAVISTAR INTERNATIONAL CORPORATION++                                  6.25%        03/01/2012      $    1,562,000
   2,110,000  REXNORD CORPORATION                                                  10.13         12/15/2012           2,257,700

                                                                                                                      3,819,700
                                                                                                                 --------------

WATER TRANSPORTATION - 1.00%
   2,420,000  CP SHIPS LIMITED                                                     10.38         07/15/2012           2,716,450
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.72%
   1,815,000  AMERISOURCEBERGEN CORPORATION                                         7.25         11/15/2012           1,960,200
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $241,801,869)                                                                   235,211,888
                                                                                                                 --------------

FOREIGN GOVERNMENT BONDS - 1.94%
   2,490,000  CROWN EUROPEAN HOLDINGS SA                                            9.50         03/01/2011           2,689,200
   1,463,000  ISPAT INLAND ULC                                                      9.75         04/01/2014           1,671,477
     890,000  ROGERS WIRELESS COMMUNICATIONS INCORPORATED                           7.50         03/15/2015             913,363

TOTAL FOREIGN GOVERNMENT BONDS (COST $4,849,306)                                                                      5,274,040
                                                                                                                 --------------

TERM LOANS - 7.79%
   2,480,000  EL PASO TERM LOAN B+/-++                                              5.44         11/22/2009           2,504,800
   3,230,000  GOODYEAR TIRE TERM LOAN B+/-++                                        5.89         04/08/2010           3,215,885
   2,000,000  GRAHAM PACKAGING COMPANY TERM LOAN C+/-++                             7.31         03/15/2012           2,047,500
   1,929,647  INVIS TERM LOAN B+/-++                                                5.31         04/30/2011           1,951,356
   2,962,500  LEVI STRAUSS COMPANY TRADEMARK TERM LOAN+/-++                         9.65         08/01/2006           3,118,031
   1,758,891  MIDWEST GENERATION TERM LOAN+/-++                                     5.74         04/05/2011           1,777,588
   1,980,000  NORTHWEST AIRLINES CORPORATION TRANCHE B+/-++                         9.83         11/03/2010           1,998,810
   2,879,775  REGAL CINEMAL CORPORATION TERM LOAN B+/-++                            5.09         10/19/2010           2,914,217
   1,636,250  REVLON TERM LOAN+/-++                                                 9.00         07/31/2010           1,696,251

TOTAL TERM LOANS (COST $21,001,879)                                                                                  21,224,438
                                                                                                                 --------------

SHARES

SHORT-TERM INVESTMENTS - 3.03%
   8,244,207  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                             8,244,207
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,244,207)                                                                        8,244,207
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,079,189)*                         99.13%                                                              $  269,996,119
OTHER ASSETS AND LIABILITIES, NET             0.87                                                                    2,381,565
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  272,377,684
                                            ======                                                               ==============

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

~ THIS WELLS ADVANTAGE FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,244,207.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 1.57%
$    270,000  FHLB                                                                  2.00%        07/10/2006      $      264,663
     200,000  FHLB                                                                  3.38         10/05/2007             197,353
   1,000,000  FHLB                                                                  4.13         03/24/2008             999,927
   4,700,000  FHLMC                                                                 4.38         07/30/2009           4,671,091
     500,000  FNMA                                                                  2.00         01/15/2006             494,866
     500,000  FNMA                                                                  2.15         04/13/2006             493,151
     750,000  FNMA                                                                  3.13         12/15/2007             734,213
     645,000  FNMA                                                                  3.50         01/28/2008             636,440
     500,000  FNMA                                                                  3.25         08/15/2008             487,254

TOTAL AGENCY NOTES - INTEREST BEARING (COST $9,085,453)                                                               8,978,958
                                                                                                                 --------------

ASSET-BACKED SECURITIES - 12.64%
   5,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        3.70         10/25/2033           5,058,196
   6,500,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-             3.44         10/25/2034           6,426,243
   3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    3.27         03/15/2012           3,923,445
   4,262,492  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED
               SERIES 2003-ABF1 CLASS AIO(C)                                        4.00         03/25/2006              95,906
     500,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS A2       3.04         07/15/2007             498,110
     499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                3.67         03/25/2034             501,981
   2,500,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES
               SERIES 2003-5 CLASS 2M1+/-                                           3.62         05/25/2033           2,511,441
   9,906,396  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)          0.54         07/15/2027               1,981
   2,623,560  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A (C)     7.23         07/16/2028                 525
   3,299,704  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS AF1+/-      3.22         10/25/2022           3,300,807
   3,142,636  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-           3.19         05/15/2028           3,144,778
   1,779,353  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           3.24         02/15/2034           1,784,826
   5,311,146  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          3.25         12/15/2033           5,323,801
     500,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                     3.17         09/08/2007             498,529
  59,572,916  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)                    0.83         09/29/2031           1,656,127
   3,500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+/-++         3.38         11/16/2007           3,500,000
     218,313  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M1              7.77         07/15/2030             218,766
   6,550,000  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS AV1        7.27         06/15/2028           6,632,149
   2,781,354  GSAA TRUST SERIES 2004-7 CLASS AV1+/-                                 3.20         06/25/2034           2,781,087
   3,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     3.72         02/25/2034           3,017,816
   3,754,531  RAILCAR LEASING LLC SERIES 1 CLASS A1++                               6.75         07/15/2006           3,827,369
     225,203  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS AF1+/-         3.24         11/25/2034             225,225
  25,002,703  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2002-RS7 CLASS AIO(C)                                         2.00         05/25/2005               2,500
   9,133,858  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2003-RZ2 CLASS AIO(C)                                         5.75         09/25/2005             151,622
   2,109,454  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2003-RZ5 CLASS A2                                             3.18         03/25/2027           2,103,663
     868,915  RESIDENTIAL ASSET SECURITIES CORPORATION
               SERIES 2001-KS1 CLASS AII+/-                                         3.26         03/25/2032             869,695
     500,000  RESIDENTIAL ASSET SECURITIES CORPORATION
               SERIES 2003-KS8 CLASS MII1+/-                                        3.65         10/25/2033             499,953
   4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST
               SERIES 2003-BC10 CLASS M1+/-                                         3.77         10/25/2033           4,015,374
   4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-    3.97         04/25/2033           4,026,761
   1,428,571  STRUCTURED ASSET SECURITIES CORPORATION
               SERIES 2003-18XS CLASS AIO(C)                                        5.00         05/25/2005                 355
   1,685,996  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   3.50         12/25/2034           1,690,211
   4,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++          3.04         01/23/2011           4,000,000

TOTAL ASSET-BACKED SECURITIES (COST $75,617,770)                                                                     72,289,242
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.20%
$  7,844,196  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1             7.10%        08/13/2029      $    7,991,221
  37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
               CLASS XP+/-++(C)                                                     1.77         05/11/2035           2,761,458
     732,231  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        6.74         10/20/2032             746,215
   3,346,472  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
               CLASS AA+/-                                                          3.35         12/25/2034           3,346,472
     487,963  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 47 CLASS E^           0.21         09/01/2018             485,040
     739,611  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017             761,055
   1,972,644  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
               2001-HYB1 CLASS 2A1+/-                                               4.89         06/19/2031           1,995,561
   1,206,441  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
               2004-30 CLASS 3A1+/-                                                 4.66         09/25/2034           1,246,154
   1,040,654  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               1997-C2 CLASS A2                                                     6.52         01/17/2035           1,056,964
  43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2001-CK6 CLASS ACP+/-(C)                                             0.93         08/15/2036           1,333,361
   3,377,183  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A         7.45         06/10/2033           3,452,825
   1,142,433  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                     8.45         09/20/2019           1,146,635
   6,768,485  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                    2.47         09/25/2033           6,765,290
     509,064  FHLMC SERIES 2198 CLASS SC+/-                                         9.00         06/15/2028             546,938
   2,000,000  FHLMC SERIES MTN                                                      2.75         10/06/2006           1,971,528
   2,196,120  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042           2,415,011
   3,500,000  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-53 CLASS S+/-(C)    6.50         06/25/2005              22,050
     127,868  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-     4.10         07/25/2043             131,659
   4,817,858  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-     4.19         10/25/2043           4,941,870
     423,149  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031             458,049
   3,364,187  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                           9.50         05/25/2042           3,701,306
     568,048  FNMA PASS THRU 426832                                                 8.50         07/01/2018             620,047
   5,000,000  FNMA SERIES 1                                                         3.00         11/09/2006           4,941,850
   1,055,018  FNMA SERIES 1989-29 CLASS Z                                          10.00         06/25/2019           1,156,867
     787,533  FNMA SERIES 1989-63 CLASS Z                                           9.40         10/25/2019             850,121
     795,956  FNMA SERIES 1993-M1 CLASS N(C)                                        0.84         04/25/2020                 239
   1,162,625  FNMA SERIES G95-2 CLASS IO+/-(C)                                     10.00         05/25/2020             268,315
      20,174  FNMA STRIP SERIES 107 CLASS 1^(C)                                     3.71         10/25/2006              19,883
   2,509,942  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037           2,481,890
   2,051,970  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.25         06/25/2033           2,092,645
   6,390,392  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            4.19         08/25/2042           6,509,008
     584,796  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.82         10/25/2042             649,549
   5,000,000  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                              4.75         12/25/2042           4,973,731
 100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
               2001-1 CLASS X2+/-++(C)                                              0.95         05/15/2033           2,686,650
  75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
               2001-2 CLASS X2+/-++(C)                                              1.25         08/11/2033           2,661,382
   5,931,266  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2000-C2 CLASS A1                                              7.27         08/16/2033           6,216,627
  67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2001-C2 CLASS X2+/-++(C)                                             0.93         04/15/2034           1,631,883
     209,953  GMBS CERTIFICATES SERIES 1990-1 CLASS Z                               9.25         01/28/2020             209,480
     728,837  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES
               SERIES 1998-GN1 CLASS M2                                             8.02         02/25/2027             727,098
   6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
               SERIES 2002-C1 CLASS XPB+/-++(C)                                     1.99         01/11/2035             273,471
   6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
               SERIES 2004-GG1 CLASS A2                                             3.84         06/10/2036           5,954,014
   1,591,965  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                     8.00         09/19/2027           1,712,500
   4,051,714  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                3.42         06/25/2034           4,070,772
   3,997,436  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                4.22         06/25/2034           4,103,021
   1,935,314  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    5.22         04/25/2032           1,949,145
  23,516,487  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)    0.80         01/25/2035             298,659

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$154,610,900  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)     0.80%        11/25/2034      $    1,979,020
 125,000,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
               CORPORATION SERIES 2001-CIB2 CLASS X2+/-++(C)                        1.00         04/15/2035           3,690,187
   4,000,000  JP MORGAN MORTGAGE TRUST                                              5.15         05/25/2035           4,005,200
   4,446,851  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                   4.93         04/25/2035           4,463,749
      87,467  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-     6.16         10/25/2032              87,916
  75,362,520  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(C)              0.97         11/15/2031           1,990,324
   2,400,024  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2003-A3 CLASS AIO+/-(C)    5.15         03/25/2006              83,902
   6,358,679  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    4.31         09/10/2035           6,467,022
   1,763,829  RURAL HOUSING TRUST 1987-1                                            7.33         04/01/2026           1,764,113
     272,757  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^(C)     5.47         10/23/2017             249,291
   5,559,523  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++  8.56         07/15/2027           5,741,349
     872,647  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS 3A+/-    5.60         05/25/2032             874,801
  12,984,899  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-4XS
               CLASS AIO+/-(C)                                                      5.00         01/25/2006             285,377
      21,937  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B CLASS BO^  1.91         06/25/2023              20,433
     185,114  USGI FHA PROJECT LOAN                                                 7.44         11/24/2019             185,281
   1,595,630  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-           4.82         10/25/2032           1,585,447
   1,563,970  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-           4.38         12/25/2032           1,558,426
     184,829  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR7 CLASS A6+/-            5.53         07/25/2032             184,889
   3,028,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-            3.07         08/25/2033           2,974,289
     689,299  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.17         08/25/2032             687,829
     689,299  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.17         08/25/2032             687,809
     219,308  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-             5.24         12/28/2037             219,593

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $141,646,448)                                                       144,121,756
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 44.98%

AMUSEMENT & RECREATION SERVICES - 0.87%
   2,000,000  CAESARS ENTERTAINMENT INCORPORATED                                    7.88         12/15/2005           2,037,500
   1,209,095  DISNEY CUSTOM REPACKAGED++                                            7.20         01/10/2007           1,251,715
   1,700,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   3.71         12/01/2010           1,700,000
                                                                                                                 --------------

                                                                                                                      4,989,215
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.72%
   2,250,000  LENNAR CORPORATION SERIES B                                           9.95         05/01/2010           2,361,937
   1,637,000  RYLAND GROUP INCORPORATED                                             9.75         09/01/2010           1,748,786

                                                                                                                      4,110,723
                                                                                                                 --------------

BUSINESS SERVICES - 1.04%
   2,101,000  BEAVER VALLEY II FUNDING CORPORATION                                  8.63         06/01/2007           2,196,259
   2,845,000  CENDANT CORPORATION                                                   6.25         01/15/2008           2,965,389
     750,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      6.50         12/10/2007             792,311

                                                                                                                      5,953,959
                                                                                                                 --------------

COMMUNICATIONS - 10.16%
   2,485,000  AMFM INCORPORATED                                                     8.00         11/01/2008           2,684,819
   2,500,000  AT&T CORPORATION SERIES MTNA                                          8.35         05/15/2025           2,625,000
   3,450,000  BRITISH SKY BROADCASTING PLC                                          8.20         07/15/2009           3,905,307
   2,500,000  CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006           2,575,000

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMUNICATIONS (CONTINUED)
$  1,800,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                             6.00%        11/01/2006      $    1,829,484
     515,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                             4.63         01/15/2008             508,743
   3,230,000  COX COMMUNICATIONS INCORPORATED                                       7.75         08/15/2006           3,366,274
     250,000  FRANCE TELECOM                                                        7.45         03/01/2006             257,234
   3,000,000  GTE HAWAIIAN TELEPHONE COMPANY SERIES A                               7.00         02/01/2006           3,017,850
     500,000  HISTORIC TW INCORPORATED                                              7.48         01/15/2008             539,510
   3,425,000  LENFEST COMMUNICATIONS INCORPORATED                                  10.50         06/15/2006           3,645,960
   4,850,000  LIBERTY MEDIA CORPORATION+/-                                          4.51         09/17/2006           4,907,521
     460,000  NEW CINGULAR WIRELESS SERVICES INCORPORATED                           7.35         03/01/2006             473,302
   2,350,000  SBC COMMUNICATIONS INCORPORATED                                       4.13         09/15/2009           2,311,129
   3,500,000  SPRINT CAPITAL CORPORATION                                            6.13         11/15/2008           3,678,332
   2,899,000  TCI COMMUNICATIONS INCORPORATED                                       6.88         02/15/2006           3,004,845
   3,000,000  TELUS CORPORATION                                                     7.50         06/01/2007           3,185,544
   5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                  7.25         09/01/2008           5,523,943
   2,910,000  UNIVISION COMMUNICATIONS INCORPORATED                                 2.88         10/15/2006           2,858,246
   6,935,000  VERIZON GLOBAL FUNDING CORPORATION                                    4.00         01/15/2008           6,889,160
     300,000  VERIZON WIRELESS CAPITAL LLC                                          5.38         12/15/2006             306,051

                                                                                                                     58,093,254
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 5.12%
   1,065,000  ABN AMRO BANK NV CHICAGO                                              7.25         05/31/2005           1,068,069
   6,800,000  BANK OF AMERICA CORPORATION                                           5.25         02/01/2007           6,942,922
  10,550,000  BANK ONE NA                                                           6.25         02/15/2008          11,111,028
     500,000  FIRST BANK NATIONAL ASSOCIATION                                       6.50         02/01/2008             529,040
   5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                         3.89         02/01/2027           4,698,405
   5,000,000  STAR BANC CAPITAL TRUST I+/-                                          3.78         06/15/2027           4,951,495

                                                                                                                     29,300,959
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.62%
   2,000,000  AMEREN CORPORATION                                                    4.26         05/15/2007           1,999,794
     306,000  CONSUMERS ENERGY COMPANY                                              6.25         09/15/2006             315,909
   5,785,000  DOMINION RESOURCES INCORPORATED SERIES B                              7.63         07/15/2005           5,831,968
   2,485,000  KANSAS GAS & ELECTRIC                                                 6.50         08/01/2005           2,499,676
   2,409,052  MIDLAND FUNDING II SERIES A                                          11.75         07/23/2005           2,444,222
   2,525,000  NISOURCE FINANCE CORPORATION                                          7.63         11/15/2005           2,576,566
     818,000  SOUTHERN CALIFORNIA EDISON                                            8.00         02/15/2007             871,046
   3,920,000  WASTE MANAGEMENT INCORPORATED                                         6.50         11/15/2008           4,173,146

                                                                                                                     20,712,327
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
 COMPUTER EQUIPMENT - 0.38%
   2,000,000  AMETEK INCORPORATED                                                   7.20         07/15/2008           2,147,016
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
   1,200,000  BALL CORPORATION                                                      7.75         08/01/2006           1,233,000
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.57%
   4,700,000  GENERAL MILLS INCORPORATED                                            3.88         11/30/2007           4,656,629
   4,300,000  NABISCO INCORPORATED                                                  6.85         06/15/2005           4,315,600

                                                                                                                      8,972,229
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOOD STORES - 0.98%
$  2,750,000  KROGER COMPANY                                                        7.63%        09/15/2006      $    2,869,625
   2,500,000  YUM! BRANDS INCORPORATED                                              7.65         05/15/2008           2,732,458

                                                                                                                      5,602,083
                                                                                                                 --------------

FORESTRY - 0.08%
     460,000  WEYERHAEUSER COMPANY                                                  6.00         08/01/2006             471,978
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.15%
   1,004,801  WAL-MART CUSTOM REPACKAGED ASSET VEHICLE++                            7.35         07/17/2006           1,029,318
  11,500,000  WAL-MART STORES INCORPORATED                                          3.38         10/01/2008          11,236,995

                                                                                                                     12,266,313
                                                                                                                 --------------

HEALTH SERVICES - 0.84%
   2,000,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                               7.88         02/01/2008           2,080,000
   2,650,000  HCA INCORPORATED                                                      7.13         06/01/2006           2,719,324

                                                                                                                      4,799,324
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.43%
   1,000,000  CORE INVESTMENT GRADE TRUST                                           4.73         11/30/2007           1,008,870
   4,810,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                       5.63         05/15/2007           4,929,601
   3,170,000  PREFERRED TERM SECURITIES XV+/-++                                     4.62         09/26/2034           3,177,925
   5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                     5.13         06/28/2007           5,084,620
   5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                     2.80         06/26/2008           4,804,900
     600,000  REGIONAL DIVERSIFIED FUNDING+/-++                                     4.45         01/25/2036             600,000

                                                                                                                     19,605,916
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.85%
   2,750,000  HARRAH'S OPERATING COMPANY INCORPORATED                               7.88         12/15/2005           2,811,875
   2,000,000  MIRAGE RESORTS INCORPORATED                                           6.75         02/01/2008           2,050,000

                                                                                                                      4,861,875
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.56%
   3,200,000  JOHN DEERE CAPITAL CORPORATION                                        3.88         03/07/2007           3,188,259
                                                                                                                 --------------

INSURANCE CARRIERS - 2.08%
     130,000  METLIFE INCORPORATED                                                  3.91         05/15/2005             130,035
   7,000,000  PROTECTIVE LIFE US FUNDING TRUST++                                    5.88         08/15/2006           7,146,174
   1,800,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                  4.10         11/15/2006           1,811,081
   2,750,000  WELLPOINT HEALTH NETWORKS                                             6.38         06/15/2006           2,818,604

                                                                                                                     11,905,894
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS - 0.42%
   2,300,000  BAUSCH & LOMB INCORPORATED                                            6.95         11/15/2007           2,425,267
                                                                                                                 --------------

MOTION PICTURES - 0.08%
     460,000  NEWS AMERICA INCORPORATED                                             6.63         01/09/2008             484,350
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.06%
$    100,000  FORD MOTOR CREDIT COMPANY                                             5.70%        01/15/2010      $       90,381
      15,000  GENERAL ELECTRIC CAPITAL CORPORATION                                  5.38         03/15/2007              15,351
  12,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                  3.50         05/01/2008          11,997,393
   3,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 7.75         01/19/2010           2,827,638
   2,500,000  HSBC FINANCE CORPORATION                                              8.88         02/15/2006           2,592,525

                                                                                                                     17,523,288
                                                                                                                 --------------

OIL & GAS EXTRACTION - 0.15%
     764,000  PORT ARTHUR FINANCE CORPORATION SERIES                               12.50         01/15/2009             863,320
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.36%
   2,000,000  GEORGIA-PACIFIC CORPORATION                                           7.50         05/15/2006           2,050,000
                                                                                                                 --------------

PIPELINES, EXCEPT NATURAL GAS - 0.31%
   1,800,000  PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION               4.75         08/15/2009           1,800,567
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.20%
   1,000,000  UNITED STATES STEEL LLC                                              10.75         08/01/2008           1,125,000
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.36%
   2,000,000  MEDIA GENERAL INCORPORATED                                            6.95         09/01/2006           2,055,238
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 1.25%
   3,500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                              6.38         12/15/2005           3,555,657
     460,000  CSX CORPORATION                                                       6.25         10/15/2008             486,773
   2,980,000  UNION PACIFIC CORPORATION                                             5.75         10/15/2007           3,078,686

                                                                                                                      7,121,116
                                                                                                                 --------------

REAL ESTATE - 0.36%
   2,000,000  HIGHWOODS REALTY LP                                                   7.00         12/01/2006           2,067,084
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.09%
     540,000  JP MORGAN CHASE & COMPANY                                             4.00         02/01/2008             536,711
                                                                                                                 --------------

TOBACCO PRODUCTS - 0.37%
   2,000,000  ALTRIA GROUP INCORPORATED                                             7.20         02/01/2007           2,092,244
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.65%
   5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                4.75         01/15/2008           5,721,584
   3,125,000  RAYTHEON COMPANY                                                      6.75         08/15/2007           3,285,769
     400,000  TEXAS EASTERN TRANSMISSION LP                                         5.25         07/15/2007             407,369

                                                                                                                      9,414,722
                                                                                                                 --------------

WATER TRANSPORTATION - 0.49%
   2,850,000  HERTZ CORPORATION                                                     4.70         10/02/2006           2,805,514
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.15%
   2,500,000  BERGEN BRUNSWIG CORPORATION                                           7.25         06/01/2005           2,507,250
   4,000,000  SAFEWAY INCORPORATED                                                  6.15         03/01/2006           4,058,304

                                                                                                                      6,565,554
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $258,228,595)                                                                   257,144,299
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN CORPORATE BONDS - 1.99%
$    250,000  AMOCO ARGENTINA OIL COMPANY                                           6.63%        09/15/2005      $      252,929
     250,000  CHEVRON TEXACO CAPITAL COMPANY                                        3.50         09/17/2007             247,214
   2,950,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             3.88         07/22/2008           2,905,078
   2,700,000  ENCANA CORPORATION                                                    4.60         08/15/2009           2,707,525
   5,360,000  KFW                                                                   3.50         03/14/2008           5,295,208

TOTAL FOREIGN CORPORATE BONDS (COST $11,480,980)                                                                     11,407,954
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 1.74%
   5,300,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
               (HOUSING REVENUE LOC)+/-@                                            4.70         05/15/2029           5,300,000
   3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             3.79         08/01/2044           2,979,152
     750,000  SANTA CRUZ COUNTY AZ IDA  (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                         4.75         08/01/2020             746,212
     915,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA   (EXCISE TAX REVENUE LOC)       6.79         06/01/2010             909,437

TOTAL MUNICIPAL BONDS & NOTES (COST $9,982,164)                                                                       9,934,801
                                                                                                                 --------------

US GOVERNMENT AGENCY SECURITIES - 8.21%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.34%
       8,175  FHLMC #160089                                                        10.75         09/01/2009               8,841
      24,630  FHLMC #170151                                                        10.50         01/01/2016              28,057
       6,794  FHLMC #183254                                                         9.50         03/01/2011               7,340
      14,779  FHLMC #185784                                                        10.75         11/01/2010              15,821
      90,382  FHLMC #1B0123+/-                                                      6.14         09/01/2031              92,246
     102,737  FHLMC #1B0128+/-                                                      6.16         09/01/2031             104,789
      63,951  FHLMC #255531                                                        10.25         07/01/2009              68,016
      19,840  FHLMC #257384                                                        10.75         09/01/2010              21,487
      25,827  FHLMC #259511                                                        11.25         11/01/2009              28,401
       5,242  FHLMC #360016                                                        10.50         11/01/2017               6,060
       3,847  FHLMC #360056                                                        10.50         02/01/2019               4,471
       4,173  FHLMC #360057                                                        10.50         03/01/2019               4,775
       3,775  FHLMC #360059                                                        10.50         04/01/2019               4,396
       2,291  FHLMC #360061                                                        10.50         05/01/2019               2,662
      46,837  FHLMC #360063                                                        10.50         06/01/2019              54,280
       7,402  FHLMC #360065                                                        10.50         07/01/2019               8,613
   1,380,064  FHLMC #555316                                                         9.00         06/01/2019           1,499,062
   1,015,364  FHLMC #555408                                                        10.50         08/01/2018           1,174,305
     970,687  FHLMC #555500                                                         8.50         09/01/2017           1,049,957
     959,602  FHLMC #555514                                                         9.00         10/01/2019           1,073,525
     157,429  FHLMC #786823+/-                                                      6.01         07/01/2029             164,809
   1,197,427  FHLMC #789272+/-                                                      5.67         04/01/2032           1,238,641
     674,982  FHLMC #865496+/-                                                      5.49         05/01/2026             692,492
     960,491  FHLMC #A01734                                                         9.00         08/01/2018           1,047,105
   1,698,412  FHLMC #G01126                                                         9.50         12/01/2022           1,873,301
     368,405  FHLMC #G10747                                                         7.50         10/01/2012             388,085
   1,899,372  FHLMC #G11150                                                         7.50         12/01/2011           1,982,376
     134,929  FHLMC #G11345                                                         7.50         12/01/2011             142,163
     179,111  FHLMC #G11391                                                         7.50         06/01/2012             188,679
     374,274  FHLMC #G90023                                                         7.00         11/17/2013             393,472

                                                                                                                     13,368,227
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.07%
$      8,450  FNMA #100001                                                          9.00%        02/15/2020      $        9,429
   3,417,830  FNMA #100042                                                         11.00         10/15/2020           3,828,442
     939,937  FNMA #100202                                                          9.50         02/15/2011           1,009,452
     273,465  FNMA #100255                                                          8.33         07/15/2020             304,173
   1,300,312  FNMA #190075                                                          8.50         02/01/2023           1,401,007
     577,060  FNMA #302507                                                          9.00         11/01/2024             636,006
     152,483  FNMA #313617                                                          8.00         09/01/2023             166,058
   1,974,654  FNMA #323582                                                          8.00         04/01/2017           2,147,709
     345,109  FNMA #392645                                                          8.00         12/01/2013             357,302
     944,600  FNMA #426828                                                          8.00         09/01/2019           1,028,999
   2,329,410  FNMA #545131                                                          8.00         03/01/2013           2,448,282
     522,591  FNMA #545157                                                          8.50         11/01/2012             551,135
   1,160,537  FNMA #545460+/-                                                       5.81         11/01/2031           1,197,234
   3,268,759  FNMA #598559                                                          6.50         08/01/2031           3,432,442
     549,330  FNMA #70801                                                          12.00         03/01/2017             627,756
   4,015,366  FNMA #712107                                                          6.00         03/01/2033           4,128,687

                                                                                                                     23,274,114
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.79%
      14,934  GNMA #296662                                                          9.75         09/15/2005              15,144
       5,177  GNMA #296675                                                          9.75         09/15/2005               5,250
      16,456  GNMA #299736                                                          9.75         11/15/2005              16,688
       8,962  GNMA #299747                                                          9.75         11/15/2005               9,088
     194,525  GNMA #780029                                                          9.00         11/15/2024             213,524
   3,853,911  GNMA #780110                                                         12.50         04/15/2019           4,485,507
     118,039  GNMA #780134                                                          8.50         05/15/2010             121,525
     639,294  GNMA #780267                                                          9.00         11/15/2017             704,371
     277,302  GNMA #780288                                                          8.00         12/15/2023             305,226
     129,822  GNMA #780333                                                          8.00         12/15/2008             133,505
     427,301  GNMA #780434                                                          7.50         12/15/2007             435,592
   3,331,207  GNMA #781311                                                          7.50         02/15/2013           3,482,451
     265,835  GNMA #781540                                                          7.00         05/15/2013             279,907
      34,879  GNMA #927                                                            10.00         02/20/2018              39,769

                                                                                                                     10,247,547
                                                                                                                 --------------

SMALL BUSINESS ADMINISTRATION - 0.01%
   2,370,024  SBA #0191(C)                                                          7.78         07/30/2018              67,308
                                                                                                                 --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $46,195,155)                                                             46,957,196
                                                                                                                 --------------

US TREASURY SECURITIES - 1.09%

US TREASURY BILLS - 0.01%
      53,000  US TREASURY BILL^#                                                    2.76         06/02/2005              52,880
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES - 1.08%
$  3,000,000  US TREASURY NOTE                                                      1.88%        01/31/2006      $    2,969,064
   3,000,000  US TREASURY NOTE                                                      3.00         02/15/2008           2,942,577
     250,000  US TREASURY NOTE                                                      2.63         05/15/2008             242,012

                                                                                                                      6,153,653
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $6,234,258)                                                                        6,206,533
                                                                                                                 --------------

SHARES

SHORT-TERM INVESTMENTS - 2.43%
  13,908,976  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                            13,908,976
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,908,976)                                                                      13,908,976
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $572,396,240)*                         99.86%                                                              $  570,949,715
OTHER ASSETS AND LIABILITIES, NET             0.14                                                                      793,091
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  571,742,806
                                            ======                                                               ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,908,976.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.28%
$    475,113  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-    4.00%        04/25/2024      $      478,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $456,202)                                                               478,126
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 71.45%

AMUSEMENT & RECREATION SERVICES - 0.65%
   1,100,000  CAESARS ENTERTAINMENT INCORPORATED                                    7.88         12/15/2005           1,120,625
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.33%
   2,000,000  GAP INCORPORATED                                                     10.05         12/15/2008           2,311,222
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.52%
   2,402,000  WILLIAM CARTER COMPANY SERIES B                                      10.88         08/15/2011           2,642,200
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 3.83%
   1,740,000  DR HORTON INCORPORATED                                                7.50         12/01/2007           1,841,934
   2,835,000  RYLAND GROUP INCORPORATED                                             9.75         09/01/2010           3,028,594
   1,750,000  STANDARD-PACIFIC CORPORATION                                          6.50         10/01/2008           1,767,500

                                                                                                                      6,638,028
                                                                                                                 --------------

BUSINESS SERVICES - 0.47%
     725,000  BRICKMAN GROUP LIMITED SERIES B                                      11.75         12/15/2009             819,250
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.58%
   1,915,000  FMC CORPORATION SERIES MTNA                                           7.00         05/15/2008           2,001,175
   1,915,000  IMC GLOBAL INCORPORATED                                              10.88         06/01/2008           2,183,100
   1,900,000  MILLENNIUM AMERICA INCORPORATED                                       9.25         06/15/2008           2,023,500

                                                                                                                      6,207,775
                                                                                                                 --------------

COMMUNICATIONS - 13.65%
   2,500,000  AT&T CORPORATION SERIES MTNA                                          8.35         05/15/2025           2,625,000
   2,550,000  BRITISH SKY BROADCASTING PLC                                          8.20         07/15/2009           2,886,531
   2,495,000  CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006           2,569,850
   1,915,000  CSC HOLDINGS INCORPORATED                                             7.88         12/15/2007           1,958,087
   2,970,000  LENFEST COMMUNICATIONS INCORPORATED                                  10.50         06/15/2006           3,161,607
   1,000,000  MCI INCORPORATED                                                      6.91         05/01/2007           1,015,000
   2,000,000  NEXTMEDIA OPERATING INCORPORATED                                     10.75         07/01/2011           2,152,500
   1,915,000  PANAMSAT CORPORATION                                                  6.38         01/15/2008           1,919,788
   2,000,000  PAXSON COMMUNICATION CORPORATION+/-++                                 5.89         01/15/2010           1,980,000
   2,000,000  ROGERS WIRELESS COMMUNICATIONS INCORPORATED+/-                        6.14         12/15/2010           2,055,000
   1,270,000  TELUS CORPORATION                                                     7.50         06/01/2007           1,348,547

                                                                                                                     23,671,910
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.55%
   1,475,000  ALLIED WASTE NORTH AMERICA SERIES B                                   8.88         04/01/2008           1,515,563
   2,000,000  CMS ENERGY CORPORATION                                                7.50         01/15/2009           2,050,000
   1,724,193  MIDLAND FUNDING II SERIES A                                          11.75         07/23/2005           1,749,364
   2,490,000  SIERRA PACIFIC POWER COMPANY SERIES A                                 8.00         06/01/2008           2,626,950
   1,615,000  TXU ENERGY COMPANY LLC                                                6.13         03/15/2008           1,677,639

                                                                                                                      9,619,516
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
 COMPUTER EQUIPMENT - 3.01%
$  3,500,000  AMETEK INCORPORATED                                                   7.20%        07/15/2008      $    3,757,278
   1,435,000  FREESCALE SEMICONDUCTOR INCORPORATED+/-                               5.89         07/15/2009           1,470,875

                                                                                                                      5,228,153
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.70%
   1,915,000  BALL CORPORATION                                                      7.75         08/01/2006           1,967,662
     920,000  FASTENTECH INCORPORATED                                              11.50         05/01/2011             989,000

                                                                                                                      2,956,662
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.86%
   1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                            8.00         02/15/2008           1,497,600
                                                                                                                 --------------

HEALTH SERVICES - 4.35%
   2,000,000  ALLIANCE IMAGING INCORPORATED OLD                                    10.38         04/15/2011           2,197,500
   3,160,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                               7.88         02/01/2008           3,286,400
   1,915,000  MAGELLAN HEALTH SERVICES INCORPORATED SERIES A                        9.38         11/15/2008           2,053,837

                                                                                                                      7,537,737
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.29%
   2,000,000  TEMPUR-PEDIC/TEMPUR PRODUCT                                          10.25         08/15/2010           2,230,000
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.06%
   2,185,000  AMERISTAR CASINOS INCORPORATED                                       10.75         02/15/2009           2,376,187
   2,000,000  CHUMASH CASINO & RESORT ENTERPRISE++                                  9.26         07/15/2010           2,140,000
     779,000  HOST MARRIOTT CORPORATION SERIES B                                    7.88         08/01/2008             794,580

                                                                                                                      5,310,767
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.14%
   1,885,000  AGCO CORPORATION                                                      9.50         05/01/2008           1,974,538
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS - 1.40%
   2,300,000  BAUSCH & LOMB INCORPORATED                                            6.95         11/15/2007           2,425,267
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.69%
   2,490,000  CROWN CORK & SEAL FINANCE PLC                                         7.00         12/15/2006           2,527,350
   2,000,000  JACUZZI BRANDS INCORPORATED                                           9.63         07/01/2010           2,140,000

                                                                                                                      4,667,350
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.37%
   1,828,000  MICHAELS STORES INCORPORATED                                          9.25         07/01/2009           1,923,970
   2,000,000  RITE AID CORPORATION                                                 12.50         09/15/2006           2,180,000

                                                                                                                      4,103,970
                                                                                                                 --------------

OIL & GAS EXTRACTION - 3.40%
   2,500,000  HANOVER EQUIPMENT TRUST SERIES B                                      8.75         09/01/2011           2,621,875
   2,895,560  PORT ARTHUR FINANCE CORPORATION                                      12.50         01/15/2009           3,271,983

                                                                                                                      5,893,858
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
PAPER & ALLIED PRODUCTS - 2.30%
$  2,675,000  GEORGIA-PACIFIC CORPORATION                                           7.50%        05/15/2006      $    2,741,875
   1,220,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                      9.25         02/01/2008           1,250,500

                                                                                                                      3,992,375
                                                                                                                 --------------

PERSONAL SERVICES - 1.05%
   1,775,000  SERVICE CORPORATION INTERNATIONAL US                                  7.20         06/01/2006           1,814,938
                                                                                                                 --------------

PIPELINES, EXCEPT NATURAL GAS - 1.21%
   2,105,000  PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION               4.75         08/15/2009           2,105,663
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.19%
   2,000,000  JORGENSEN EARLE M. COMPANY                                            9.75         06/01/2012           2,120,000
   1,500,000  UNITED STATES STEEL LLC                                              10.75         08/01/2008           1,687,500

                                                                                                                      3,807,500
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.08%
   2,000,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                     9.88         11/15/2009           2,190,000
   2,000,000  HUNTSMAN ADVANCED MATERIALS LLC+/-++                                 10.89         07/15/2008           2,115,000
   1,000,000  UCAR FINANCE INCORPORATED                                            10.25         02/15/2012           1,045,000

                                                                                                                      5,350,000
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 3.48%
   2,075,000  ARVINMERITOR INCORPORATED                                             6.63         06/15/2007           2,023,125
   1,500,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              3.70         03/20/2007           1,421,090
   2,580,000  ITT CORPORATION                                                       6.75         11/15/2005           2,586,450

                                                                                                                      6,030,665
                                                                                                                 --------------

WATER TRANSPORTATION - 0.65%
   1,000,000  CP SHIPS LIMITED                                                     10.38         07/15/2012           1,122,500
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
   2,635,000  AMERISOURCEBERGEN CORPORATION                                         8.13         09/01/2008           2,849,094
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $124,706,673)                                                                   123,929,163
                                                                                                                 --------------

FOREIGN GOVERNMENT BONDS - 2.95%
   2,030,000  NOVA CHEMICALS CORPORATION SERIES MTN                                 7.40         04/01/2009           2,126,425
   3,000,000  SMURFIT CAPITAL FUNDING PLC                                           6.75         11/20/2005           3,000,000

TOTAL FOREIGN GOVERNMENT BONDS (COST $5,127,602)                                                                      5,126,425
                                                                                                                 --------------

TERM LOANS - 23.12%
     977,500  ACCURIDE TERM LOAN+/-++                                               5.30         01/06/2012             983,326
   2,000,000  CHARTER COMMUNICATIONS OP TERM LOAN+/-++                              5.13         04/27/2010           1,982,500
   1,836,066  CONSOLIDATED COMMUNICATIONS TERM LOAN+/-++                            5.10         03/18/2010           1,860,173
   1,595,315  DEX MEDIA WEST TERM LOAN B+/-++                                       4.63         09/10/2010           1,615,799
   3,000,000  DIRECT TV TERM LOAN+/-++                                              4.45         04/08/2013           3,008,040
    ,310,000  GOODYEAR TIRE TERM LOAN B+/-++                                        5.89         04/08/2010           2,299,905
     997,500  GRAHAM PACKAGING COMPANY LP TERM LOAN+/-++                            5.64         09/15/2011           1,021,191
   1,447,235  INVIS TERM LOAN B+/-++                                                5.31         04/30/2011           1,463,517
     776,000  JOSTENS IH CORPORATION TERM LOAN B+/-++                               5.19         09/30/2011             781,820
   3,000,000  LIFEPOINT TERM LOAN B+/-++                                            4.58         04/15/2012           3,003,750

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
TERM LOANS (CONTINUED)
$  1,753,891  MIDWEST GERERATION TERM LOAN+/-++                                     5.74%        04/05/2011      $    1,772,535
   1,887,244  MUELLER GROUP TERM LOAN+/-++                                          5.68         03/24/2011           1,903,757
   2,497,069  NALCO TERM LOAN B+/-++                                                4.95         11/01/2010           2,533,352
   2,000,000  NEW PAGE CORPORATION TERM LOAN B+/-++                                 5.00         04/07/2011           2,012,500
     806,870  NEW SKIES SATELLITES TERM LOAN+/-++                                   5.62         05/04/2011             810,702
     995,000  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-++                           4.62         07/28/2011           1,005,577
     935,000  POLYPORE TERM LOAN+/-++                                               5.35         05/14/2010             944,350
   3,575,000  QWEST TERM LOAN A+/-++                                                7.39         06/30/2007           3,674,599
   1,000,000  RAYOVAC TERM LOAN+/-++                                                4.75         02/07/2012           1,016,250
   2,399,812  REGAL CINEMAL CORPORATION TERM LOAN B+/-++                            5.09         10/19/2010           2,428,514
   2,950,487  TRIAD HOSPITALS TERM LOAN B+/-++                                      4.92         01/04/2008           2,989,817
     990,000  WARNER MUSIC GROUP TERM LOAN+/-++                                     5.15         03/18/2010             994,128

TOTAL TERM LOANS (COST $39,716,301)                                                                                  40,106,102
                                                                                                                 --------------

SHARES

SHORT-TERM INVESTMENTS - 1.71%
   2,962,186  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                             2,962,186
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,962,186)                                                                        2,962,186
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,968,964)*                         99.51%                                                              $  172,602,002
OTHER ASSETS AND LIABILITIES, NET             0.49                                                                      852,166
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  173,454,168
                                            ======                                                               ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,962,186.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 0.44%
$  5,000,000  FHLB                                                                  4.13%        03/24/2008      $    4,999,635

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,974,207)                                                               4,999,635
                                                                                                                 --------------

ASSET-BACKED SECURITIES - 21.76%
   8,700,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        3.70         10/25/2033           8,801,261
  10,958,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-             3.44         10/25/2034          10,833,657
  20,193,908  AIRPLANES PASS THROUGH TRUST SERIES 1R CLASS B+/-^^                   3.70         03/15/2019           3,029,086
   9,140,401  ASSET BACKED SECURITIES CORPORATION HOME EQUITY
               SERIES 2003-HE6 CLASS AIO(C)                                         4.00         11/25/2033             187,378
  10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    3.27         03/15/2012          10,060,115
   6,300,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS A2       3.04         07/15/2007           6,276,190
   9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                3.67         03/25/2034           9,655,113
   7,400,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES
               SERIES 2003-5 CLASS 2M1+/-                                           3.62         05/25/2033           7,433,865
   1,110,202  CLYDESDALE CBO I LIMITED SERIES 1A CLASS A1+/-++                      3.84         03/25/2011           1,111,645
   5,247,121  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A+(I)     7.23         07/16/2028               1,049
   5,265,485  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS AF1+/-      3.22         10/25/2022           5,267,245
   7,160,074  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-           3.19         05/15/2028           7,164,957
   2,795,578  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           3.24         02/15/2034           2,804,176
  11,954,447  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          3.25         12/15/2033          11,982,930
  18,500,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                     3.17         09/08/2007          18,445,571
  18,328,690  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/-++                      3.27         11/10/2030          18,053,759
 156,279,616  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)                    0.83         09/29/2031           4,344,573
   1,186,733  EDUCAP INCORPORATED SERIES 1993-A CLASS A3+/-                         3.86         08/20/2008           1,187,374
   4,843,438  EPIC TRUST SERIES 1996-1 CLASS B+/-++^^                               5.12         09/25/2009              96,869
   1,314,960  EPIC TRUST SERIES 1996-1 CLASS C+/-++^^                              10.00         09/25/2009              13,150
   2,365,280  FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED CERTIFICATES
               SERIES 2000-FF1 CLASS M1+/-                                          3.85         09/25/2030           2,366,240
   5,500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+/-++         3.38         11/16/2007           5,500,000
     363,855  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M1              7.77         07/15/2030             364,610
   6,500,000  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS AV1        7.27         06/15/2028           6,581,522
   9,608,410  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS HEM1       6.93         07/15/2028           9,713,369
   1,192,009  GSAA TRUST SERIES 2004-7 CLASS AV1+/-                                 3.20         06/25/2034           1,191,894
  12,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     3.72         02/25/2034          12,071,266
   8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                     3.67         03/25/2034           8,232,912
   9,500,000  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-             3.70         10/25/2033           9,545,762
   3,013,007  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5        7.35         04/15/2027           3,088,796
   2,162,884  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                       3.76         12/09/2010           2,168,291
  17,582,677  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2003-RZ2 CLASS AIO(C)                                         5.75         09/25/2005             291,873
   2,430,266  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
               SERIES 2003-RZ5 CLASS A2                                             3.18         03/25/2027           2,423,595
   2,011,985  RESIDENTIAL ASSET SECURITIES CORPORATION
               SERIES 2001-KS1 CLASS AII+/-                                         3.26         03/25/2032           2,013,789
   9,125,000  RESIDENTIAL ASSET SECURITIES CORPORATION
               SERIES 2003-KS8 CLASS MII1+/-                                        3.65         10/25/2033           9,124,135
  12,240,541  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                 3.08         05/30/2012          12,247,886
  11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST
               SERIES 2003-BC10 CLASS M1+/-                                         3.77         10/25/2033          11,042,280
  15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-    3.97         04/25/2033          15,100,353
   3,420,411  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   3.50         12/25/2034           3,428,962
   6,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++          3.04         01/23/2011           6,000,000

TOTAL ASSET-BACKED SECURITIES (COST $272,834,508)                                                                   249,247,498
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.43%
$  1,498,624  ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1              7.59%        07/11/2027      $    1,553,708
   6,225,441  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1             7.10         08/13/2029           6,342,126
  37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
               SERIES 2001-PB1 CLASS XP+/-++(C)                                     1.77         05/11/2035           2,782,751
   5,016,201  BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/-++              3.85         11/15/2015           5,052,289
  20,100,000  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED
               SERIES 2003-AC2 CLASS AIO(C)                                         5.00         10/25/2005             404,271
     751,556  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-    4.13         03/25/2022             757,058
     761,200  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z            8.00         09/20/2021             761,234
 135,129,236  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO+/-(C)    1.40         03/25/2007           1,571,364
   2,599,889  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017           2,675,270
   1,582,585  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST
               SERIES 2001-HYB1 CLASS 2A1+/-                                        4.89         06/19/2031           1,600,971
   2,794,922  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST
               SERIES 2004-30 CLASS 3A1+/-                                          4.66         09/25/2034           2,886,923
   4,102,346  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 1997-C2 CLASS A2                                              6.52         01/17/2035           4,166,641
  81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CF2 CLASS AC9+/-++(C)                                    1.17         02/15/2034           2,592,640
 115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CK1 CLASS ACP+/-++(C)                                    1.03         12/16/2035           3,160,710
 100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CK6 CLASS ACP+/-(C)                                      0.93         08/15/2036           3,099,830
  90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CKN5 CLASS ACP+/-++(C)                                   1.94         09/15/2034           5,677,495
   4,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-TF2A CLASS E+/-++                                        3.90         11/15/2014           4,017,882
   3,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-TF2A CLASS F+/-++                                        4.05         11/15/2014           3,017,082
   9,248,392  DEUTSCHE ALT-A SECURITIES INCORPORATED ALTERNATE
               LOAN TRUST SERIES 2003-4XS CLASS AIO+/-(C)                           3.00         11/25/2005             132,414
  19,236,000  DEUTSCHE MORTGAGE SECURITIES INCORPORATED
               SERIES 2004-2 CLASS AIO+/-(C)                                        3.50         02/25/2006             304,767
   7,867,434  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A         7.45         06/10/2033           8,043,650
     986,326  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-          4.09         01/25/2022             983,775
     207,256  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-         3.83         02/20/2021             205,740
   7,506,866  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                    2.47         09/25/2033           7,503,322
   3,378,647  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042           3,715,402
   2,635,985  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50         06/25/2030           2,880,325
   7,390,811  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50         12/25/2041           8,144,291
   6,416,506  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50         08/25/2041           7,072,798
  13,271,859  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         4.74         07/25/2041          13,461,902
   7,212,076  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031           7,806,908
     696,351  FNMA SERIES 1988-4 CLASS Z                                            9.25         03/25/2018             752,112
   1,046,314  FNMA SERIES 1988-5 CLASS Z                                            9.20         03/25/2018           1,112,173
     420,918  FNMA SERIES 1988-9 CLASS Z                                            9.45         04/25/2018             456,981
   1,273,332  FNMA SERIES 1989-30 CLASS Z                                           9.50         06/25/2019           1,391,979
     304,985  FNMA SERIES 1989-49 CLASS E                                           9.30         08/25/2019             329,784
     284,796  FNMA SERIES 1990-111 CLASS Z                                          8.75         09/25/2020             301,188
     645,662  FNMA SERIES 1990-119 CLASS J                                          9.00         10/25/2020             702,368
     331,292  FNMA SERIES 1990-124 CLASS Z                                          9.00         10/25/2020             361,223
   1,571,744  FNMA SERIES 1990-21 CLASS Z                                           9.00         03/25/2020           1,728,110
     773,034  FNMA SERIES 1990-27 CLASS Z                                           9.00         03/25/2020             842,626
     426,194  FNMA SERIES 1990-30 CLASS D                                           9.75         03/25/2020             472,579
   1,819,553  FNMA SERIES 1991-132 CLASS Z                                          8.00         10/25/2021           1,946,608
     705,723  FNMA SERIES 1992-71 CLASS X                                           8.25         05/25/2022             756,580
   3,847,143  FNMA SERIES G-22 CLASS ZT                                             8.00         12/25/2016           4,105,176
   5,702,144  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                            4.31         05/25/2042           5,832,223
   5,792,174  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037           5,727,438
   4,790,533  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.25         06/25/2033           4,885,493

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 16,774,780  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            4.19%        08/25/2042      $   17,086,145
 140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
               SERIES 2001-1 CLASS X2+/-++(C)                                       0.95         05/15/2033           3,763,287
 181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
               SERIES 2001-2 CLASS X2+/-++(C)                                       1.25         08/11/2033           6,435,787
   7,160,713  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2000-C2 CLASS A1                                              7.27         08/16/2033           7,505,224
 131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2001-C2 CLASS X2+/-++(C)                                      0.93         04/15/2034           3,166,411
   5,160,295  GREENWICH CAPITAL TRUST I CLASS A+/-++                                3.05         02/15/2021           5,274,337
   9,312,829  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                3.42         06/25/2034           9,356,634
   9,188,072  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                4.22         06/25/2034           9,430,759
   9,676,570  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    5.22         04/25/2032           9,745,726
     579,483  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-              3.79         06/25/2024             567,072
   4,080,272  IMPAC CMB TRUST SERIES 2003-4 CLASS 3AIO(C)                           6.00         09/25/2005              78,749
  12,800,000  IMPAC SECURED ASSETS CMN OWNER TRUST SERIES 2003-3 CLASS AIO(C)       5.75         01/25/2006             392,634
  14,986,063  IMPAC SECURED ASSETS CMN OWNER TRUST SERIES 2004-1 CLASS AIO+/-(C)    3.50         02/25/2006             248,430
 611,900,168  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)    0.80         01/25/2035           7,771,132
 331,689,469  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)     0.80         11/25/2034           4,245,625
 248,861,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
               CORPORATION SERIES 2001- CIB CLASS X2+/-++(C)                        1.00         04/15/2035           7,346,750
   8,000,000  JP MORGAN MORTGAGE TRUST                                              5.15         05/25/2035           8,010,400
   8,399,607  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                   4.93         04/25/2035           8,431,525
   1,449,774  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-A CLASS A5+/-        4.06         06/15/2020           1,458,617
   3,233,443  MLCC SERIES 1996-C CLASS B+/-++                                       3.84         09/15/2021           2,649,483
       3,487  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(C)            11,073.50         04/20/2021              27,928
      82,900  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-          4.17         04/25/2018              83,645
      81,558  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1995-A CLASS 2B+/-         8.73         03/28/2025              81,558
     189,866  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++            3.28         04/26/2021             187,968
   7,826,067  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                    4.51         09/10/2035           7,952,593
  12,228,230  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    4.31         09/10/2035          12,436,582
   1,748,057  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-     4.31         11/25/2020           1,744,269
   7,593,967  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                           4.03         08/20/2032           7,695,727
  14,320,800  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED
               SERIES 2001-4 CLASS A1                                               9.22         10/25/2024          15,394,233
   2,409,076  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED
               SERIES 2001-4 CLASS A2                                               9.65         10/25/2024           2,499,957
      37,413  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1994-C1 CLASS A3+/-    3.70         08/25/2026              37,533
   1,278,652  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-      3.54         02/25/2028           1,278,652
   7,737,422  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS A+/-++  8.73         04/15/2027           8,046,642
  10,371,276  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++  8.56         07/15/2027          10,710,472
   1,371,904  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS 3A+/-    5.60         05/25/2032           1,375,291
   4,418,669  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-           4.82         10/25/2032           4,390,469
   3,618,317  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-           4.38         12/25/2032           3,605,491
   1,187,067  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR7 CLASS A6+/-            5.53         07/25/2032           1,187,451
   6,952,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-            3.07         08/25/2033           6,828,684
   1,139,317  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.17         08/25/2032           1,136,886
   1,004,411  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.17         08/25/2032           1,002,239
   3,823,194  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-             5.24         12/28/2037           3,828,164

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $342,417,121)                                                       348,577,341
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 31.70%

AMUSEMENT & RECREATION SERVICES - 0.52%
$  1,830,000  CAESARS ENTERTAINMENT INCORPORATED                                    7.88%        12/15/2005      $    1,864,312
   4,100,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   3.71         12/01/2010           4,100,000

                                                                                                                      5,964,312
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.42%
   4,835,000  LEAR CORPORATION SERIES B                                             7.96         05/15/2005           4,841,020
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.71%
   5,820,000  LENNAR CORPORATION SERIES B                                           9.95         05/01/2010           6,109,545
   1,925,000  SCHULER HOMES INCORPORATED                                            9.38         07/15/2009           2,014,751

                                                                                                                      8,124,296
                                                                                                                 --------------

BUSINESS SERVICES - 0.80%
   4,535,000  CENDANT CORPORATION                                                   6.88         08/15/2006           4,688,927
   4,485,000  ELECTRONIC DATA SYSTEMS CORPORATION++                                 7.13         05/15/2005           4,487,965

                                                                                                                      9,176,892
                                                                                                                 --------------

COMMUNICATIONS - 7.33%
   2,890,000  ALLTEL CORPORATION                                                    4.66         05/17/2007           2,914,554
      15,000  CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006              15,450
  11,270,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                             6.00         11/01/2006          11,454,603
   3,850,000  COX COMMUNICATIONS INCORPORATED                                       7.75         08/15/2006           4,012,432
   2,000,000  COX COMMUNICATIONS INCORPORATED+/-++                                  3.55         12/14/2007           2,011,710
   6,680,000  FRANCE TELECOM                                                        7.45         03/01/2006           6,873,299
   3,245,000  HISTORIC TW INCORPORATED                                              7.75         06/15/2005           3,260,897
   5,775,000  LENFEST COMMUNICATIONS INCORPORATED                                   8.38         11/01/2005           5,893,676
   1,000,000  LENFEST COMMUNICATIONS INCORPORATED                                  10.50         06/15/2006           1,064,514
   2,890,000  LIBERTY MEDIA CORPORATION+/-                                          4.51         09/17/2006           2,924,275
   3,590,000  QWEST CORPORATION                                                     6.63         09/15/2005           3,607,950
   5,533,000  TCI COMMUNICATIONS INCORPORATED                                       7.25         08/01/2005           5,577,441
   5,790,000  TELECORP PCS INCORPORATED                                            10.63         07/15/2010           6,168,793
   6,165,000  TELUS CORPORATION                                                     7.50         06/01/2007           6,546,293
   8,115,000  TIME WARNER INCORPORATED                                              5.63         05/01/2005           8,115,000
   7,100,000  UNIVISION COMMUNICATIONS INCORPORATED                                 2.88         10/15/2006           6,973,727
   6,455,000  VERIZON WIRELESS CAPITAL LLC                                          5.38         12/15/2006           6,585,197

                                                                                                                     83,999,811
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 4.02%
   5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                   4.64         07/15/2029           5,058,400
   7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                4.14         04/15/2027           7,563,667
   9,500,000  FIRST MARYLAND CAPITAL I+/-                                           4.14         01/15/2027           9,552,886
   2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                         3.89         02/01/2027           1,879,362
  12,305,000  NTC CAPITAL TRUST II SERIES B+/-                                      3.73         04/15/2027          11,875,002
     820,000  NTC CAPITAL TRUST SERIES A+/-                                         3.66         01/15/2027             785,579
   5,000,000  STAR BANC CAPITAL TRUST I+/-                                          3.78         06/15/2027           4,951,495
   4,500,000  SUNTRUST CAPITAL III+/-                                               3.66         03/15/2028           4,418,195

                                                                                                                     46,084,586
                                                                                                                 --------------

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 2.71%
$  5,800,000  CONECTIV INCORPORATED SERIES B                                        5.30%        06/01/2005      $    5,806,925
   4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                   3.31         12/01/2009           4,809,067
   1,750,000  FPL GROUP CAPITAL INCORPORATED                                        3.25         04/11/2006           1,741,709
   4,690,000  GPU INCORPORATED SERIES A                                             7.70         12/01/2005           4,782,923
   3,980,098  MIDLAND FUNDING II SERIES A                                          11.75         07/23/2005           4,038,203
   7,000,000  NISOURCE FINANCE CORPORATION                                          7.63         11/15/2005           7,142,954
   2,573,000  SOUTHERN CALIFORNIA EDISON                                            8.00         02/15/2007           2,739,854

                                                                                                                     31,061,635
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
   3,100,000  BALL CORPORATION                                                      7.75         08/01/2006           3,185,250
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.89%
   5,235,000  CONAGRA FOODS INCORPORATED                                            9.88         11/15/2005           5,388,605
   4,800,000  NABISCO INCORPORATED                                                  6.85         06/15/2005           4,817,415

                                                                                                                     10,206,020
                                                                                                                 --------------

HEALTH SERVICES - 0.45%
   5,000,000  HCA INCORPORATED                                                      7.13         06/01/2006           5,130,800
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.05%
   3,300,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-             4.74         12/01/2028           3,300,000
  13,196,006  MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERIES C+/-                 5.59         07/27/2005           4,618,602
  10,500,000  MORGAN STANLEY                                                        5.80         04/01/2007          10,796,835
   7,245,000  PREFERRED TERM SECURITIES XV+/-++                                     4.62         09/26/2034           7,263,113
   9,000,000  REGIONAL DIVERSIFIED FUNDING+/-++                                     4.45         01/25/2036           9,000,000

                                                                                                                     34,978,550
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.76%
   3,845,000  CAESARS ENTERTAINMENT INCORPORATED                                    8.50         11/15/2006           4,056,475
   4,500,000  HARRAH'S OPERATING COMPANY INCORPORATED                               7.88         12/15/2005           4,601,250

                                                                                                                      8,657,725
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.57%
   6,550,000  JOHN DEERE CAPITAL CORPORATION                                        3.88         03/07/2007           6,525,968
                                                                                                                 --------------

INSURANCE CARRIERS - 1.72%
   9,000,000  HSB CAPITAL I SERIES B+/-                                             4.05         07/15/2027           8,972,811
   6,675,000  METLIFE INCORPORATED                                                  3.91         05/15/2005           6,676,802
   4,000,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                  4.10         11/15/2006           4,024,624

                                                                                                                     19,674,237
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.06%
   6,780,000  CAPITAL ONE BANK SERIES BANK NOTE                                     8.25         06/15/2005           6,816,368
   6,850,000  FORD MOTOR CREDIT COMPANY                                             6.50         01/25/2007           6,849,315
  19,135,000  GENERAL ELECTRIC CAPITAL CORPORATION                                  5.38         03/15/2007          19,582,989
   2,270,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 6.75         01/15/2006           2,286,800
   4,815,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              4.10         07/16/2007           4,509,122
   6,275,000  HSBC FINANCE CORPORATION                                              8.88         02/15/2006           6,507,238

                                                                                                                     46,551,832
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
OIL & GAS EXTRACTION - 0.61%
$  6,700,000  PIONEER NATURAL RESOURCES COMPANY                                     6.50%        01/15/2008      $    6,958,339
                                                                                                                 --------------

PIPELINES, EXCEPT NATURAL GAS - 0.43%
   4,825,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                     8.13         07/15/2005           4,870,321
                                                                                                                 --------------

REAL ESTATE - 0.42%
   4,600,000  HIGHWOODS REALTY LP                                                   7.00         12/01/2006           4,754,293
                                                                                                                 --------------

TOBACCO PRODUCTS - 0.30%
   3,378,000  ALTRIA GROUP INCORPORATED                                             6.38         02/01/2006           3,433,389
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.14%
   1,619,000  RAYTHEON COMPANY                                                      6.50         07/15/2005           1,628,304
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.09%
   4,825,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                7.75         06/15/2005           4,843,856
   7,705,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                             3.20         03/07/2007           7,628,559

                                                                                                                     12,472,415
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.42%
   4,825,000  BERGEN BRUNSWIG CORPORATION                                           7.25         06/01/2005           4,838,992
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $372,850,429)                                                                   363,118,987
                                                                                                                 --------------

FOREIGN CORPORATE BONDS - 1.28%
   7,000,000  COMMONWEALTH BANK OF AUSTRALIA SERIES B+/-                            3.54         06/01/2010           6,999,685
   5,221,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.25         06/15/2005           5,250,300
   2,411,450  PREFERRED TERM SECURITIES LIMITED/PREFERRED TERM
               SECURITIES INCORPORATED+/-++                                         5.63         08/07/2031           2,417,479

TOTAL FOREIGN CORPORATE BONDS (COST $14,671,089)                                                                     14,667,464
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 1.96%
   5,075,000  BAYONNE NJ REDEVELOPMENT AGENCY   (PROPERTY TAX REVENUE LOC)          4.25         05/27/2005           5,073,072
   3,075,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B   (OTHER REVENUE LOC)        5.43         04/13/2007           3,083,579
   4,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
               (HOUSING REVENUE LOC)+/-SS.                                          4.70         05/15/2029           4,000,000
   5,000,000  CITY OF CHICAGO IL   (PROPERTY TAX REVENUE LOC)^                      3.16         12/01/2005           4,907,050
   3,700,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY SERIES B
              (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                            3.35         06/01/2033           3,697,225
   1,650,000  YELLOWWOOD ACRES SERIES 1998+/-SS.                                    4.74         12/01/2028           1,650,000
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,470,810)                                                                     22,410,926
                                                                                                                 --------------

US GOVERNMENT AGENCY SECURITIES - 10.03%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.81%
     498,269  FHLMC #1B0128+/-                                                      6.16         09/01/2031             508,222
      91,523  FHLMC #1B0145+/-                                                      6.03         10/01/2031              93,928
     642,104  FHLMC #555243                                                         9.00         11/01/2016             697,469
   1,425,791  FHLMC #555427                                                         9.50         09/01/2020           1,633,414
     621,319  FHLMC #555490                                                         9.50         12/01/2016             674,915
   4,256,919  FHLMC #555519                                                         9.00         12/01/2016           4,644,616
   1,200,945  FHLMC #788792+/-                                                      6.15         01/01/2029           1,260,833

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  2,694,210  FHLMC #789272+/-                                                      5.66%        04/01/2032      $    2,786,943
     330,506  FHLMC #846989+/-                                                      5.64         06/01/2031             335,021
     655,579  FHLMC #846990+/-                                                      6.14         10/01/2031             673,426
   1,481,223  FHLMC #884013                                                        10.50         05/01/2020           1,687,739
     960,491  FHLMC #A01734                                                         9.00         08/01/2018           1,047,105
     369,320  FHLMC #A01849                                                         9.50         05/01/2020             420,763
   2,314,713  FHLMC #C64637                                                         7.00         06/01/2031           2,448,196
   2,904,218  FHLMC #G01126                                                         9.50         12/01/2022           3,203,271
   2,119,162  FHLMC #G11150                                                         7.50         12/01/2011           2,211,771
   1,673,296  FHLMC #G11200                                                         8.00         01/01/2012           1,765,484
   1,797,978  FHLMC #G11229                                                         8.00         01/01/2013           1,896,919
   1,410,410  FHLMC #G11391                                                         7.50         06/01/2012           1,485,751
   1,809,439  FHLMC #G40362                                                         5.00         05/01/2006           1,824,463
     799,720  FHLMC #G80118                                                        10.00         11/17/2021             924,124

                                                                                                                     32,224,373
                                                                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.51%
     957,676  FNMA #100001                                                          9.00         02/15/2020           1,068,677
     866,820  FNMA #100256                                                          9.00         10/15/2021             962,115
   1,287,257  FNMA #100259                                                          7.50         12/15/2009           1,334,657
     396,507  FNMA #190722                                                          9.50         03/01/2021             443,382
   1,061,353  FNMA #190909                                                          9.00         06/01/2024           1,185,495
   1,682,482  FNMA #252870                                                          7.00         11/01/2014           1,772,273
     845,150  FNMA #310010                                                          9.50         12/01/2020             971,468
     233,110  FNMA #323069                                                          9.00         11/01/2007             233,645
      33,144  FNMA #323498                                                          9.50         12/01/2009              33,964
   3,323,513  FNMA #323534                                                          9.00         12/01/2016           3,677,073
   2,364,331  FNMA #340181                                                          7.00         12/01/2010           2,486,896
     931,665  FNMA #344890                                                         10.25         09/01/2021           1,072,971
     513,842  FNMA #379046                                                          9.50         03/01/2010             536,737
     966,067  FNMA #392647                                                          9.00         10/01/2013           1,013,716
     144,742  FNMA #426817                                                         10.00         12/01/2009             146,523
     714,501  FNMA #458004                                                         10.00         03/20/2018             800,173
     209,867  FNMA #522159+/-                                                       7.10         02/01/2030             211,565
     994,759  FNMA #523850                                                         10.50         10/01/2014           1,085,917
   2,260,253  FNMA #534738+/-                                                       4.25         05/01/2027           2,303,715
   1,912,392  FNMA #535807                                                         10.50         04/01/2022           2,208,215
   2,900,205  FNMA #545117+/-                                                       6.65         12/01/2040           3,015,113
   2,577,949  FNMA #545131                                                          8.00         03/01/2013           2,709,504
     700,439  FNMA #545157                                                          8.50         11/01/2012             738,698
   2,844,966  FNMA #545325                                                          8.50         07/01/2017           3,083,373
   1,457,029  FNMA #545460+/-                                                       5.81         11/01/2031           1,503,101

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    696,617  FNMA #591199+/-                                                       6.07%        08/01/2031      $      710,150
   5,259,042  FNMA #598559                                                          6.50         08/01/2031           5,522,390
     184,934  FNMA #604060+/-                                                       6.01         09/01/2031             189,813
   1,291,232  FNMA #604689+/-                                                       6.40         10/01/2031           1,323,303
   1,470,674  FNMA #635070+/-                                                       5.15         05/01/2032           1,501,590
   1,163,771  FNMA #646643+/-                                                       5.91         06/01/2032           1,180,987
   1,208,620  FNMA #660508                                                          7.00         05/01/2013           1,272,970
  15,494,750  FNMA #724657+/-                                                       5.56         07/01/2033          16,088,478
     668,233  FNMA #8243                                                           10.00         01/01/2010             721,841

                                                                                                                     63,110,488
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.71%
     272,188  GNMA #780253                                                          9.50         11/15/2017             300,059
   1,120,115  GNMA #780267                                                          9.00         11/15/2017           1,234,137
     984,433  GNMA #780664                                                         10.00         10/20/2017           1,117,873
   3,276,302  GNMA #781310                                                          8.00         01/15/2013           3,434,618
   3,519,401  GNMA #781311                                                          7.50         02/15/2013           3,679,189
   5,343,795  GNMA #781540                                                          7.00         05/15/2013           5,626,661
   3,902,192  GNMA #781614                                                          7.00         06/15/2033           4,176,617

                                                                                                                     19,569,154
                                                                                                                 --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $110,439,698)                                                           114,904,015
                                                                                                                 --------------

US TREASURY SECURITIES - 0.04%

US TREASURY BILLS - 0.04%
     400,000  US TREASURY BILL^                                                     2.71         05/05/2005             399,918
      50,000  US TREASURY BILL^#                                                    2.71         06/16/2005              49,836
      50,000  US TREASURY BILL^#                                                    2.76         06/23/2005              49,803

                                                                                                                        499,557
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $499,550)                                                                            499,557
                                                                                                                 --------------

SHARES

SHORT-TERM INVESTMENTS - 2.45%
  28,104,731  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~>>                                                            28,104,731
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $28,104,731)                                                                      28,104,731
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,175,262,144)*                      100.09%                                                              $1,146,530,154
OTHER ASSETS AND LIABILITIES, NET            (0.09)                                                                  (1,067,409)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,145,462,745
                                            ======                                                               ==============

WELLS FARGO ADVANTAGE INCOME FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE SECURITIES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,104,731.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

+     NON-INCOME EARNING SECURITY.

(I)   ILLIQUID SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INCOME FUNDS        STATEMENT OF ASSETS AND LIABILITIES --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          CORPORATE          GOVERNMENT
                                                          BOND FUND     SECURITIES FUND
---------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ................  $    430,541,037    $  1,400,282,655
  INVESTMENT IN AFFILIATES ......................         9,983,949          89,759,352
                                                   ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST
 BELOW) .........................................       440,524,986       1,490,042,007
                                                   ----------------    ----------------
  CASH ..........................................                 0                   0
  VARIATION MARGIN RECEIVABLE ON FUTURES
   CONTRACTS ....................................            55,250              56,250
  RECEIVABLE FOR FUND SHARES ISSUED .............            17,019             302,197
  RECEIVABLE FOR INVESTMENTS SOLD ...............         2,286,790             940,066
  RECEIVABLES FOR DIVIDENDS AND INTEREST ........         6,845,638          60,977,574
                                                   ----------------    ----------------
TOTAL ASSETS ....................................       449,729,683       1,552,318,094
                                                   ----------------    ----------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES
   CONTRACTS ....................................                 0                   0
  PAYABLE FOR FUND SHARES REDEEMED ..............           250,837             510,762
  PAYABLE FOR INVESTMENTS PURCHASED .............         5,659,479         220,097,730
  DIVIDENDS PAYABLE .............................         1,879,220           4,733,211
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
   (NOTE 3) .....................................           243,162             769,020
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .......            54,846             184,974
  ACCRUED EXPENSES AND OTHER LIABILITIES ........           158,099             375,499
                                                   ----------------    ----------------
TOTAL LIABILITIES ...............................         8,245,643         226,671,196
                                                   ----------------    ----------------
TOTAL NET ASSETS ................................  $    441,484,040    $  1,325,646,898
                                                   ================    ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...............................  $    564,831,452    $  1,313,752,523
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....               759          (3,051,491)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
   INVESTMENTS ..................................      (136,661,287)          4,665,595
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF I NVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ..........        14,040,980          10,534,052
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF FUTURES ...................................          (727,864)           (253,781)
                                                   ----------------    ----------------
TOTAL NET ASSETS ................................  $    441,484,040    $  1,325,646,898
                                                   ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE(1)
---------------------------------------------------------------------------------------
  NET ASSETS - CLASS C ..........................               N/A    $      2,252,919
  SHARES OUTSTANDING - CLASS C ..................               N/A             210,353
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   CLASS C ......................................               N/A    $          10.71
  NET ASSETS - ADMINISTRATOR CLASS ..............               N/A    $         10,096
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ......               N/A                 943
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   ADMINISTRATOR CLASS ..........................               N/A    $          10.71
  NET ASSETS - ADVISOR CLASS ....................  $     17,731,884    $     69,080,901
  SHARES OUTSTANDING - ADVISOR CLASS ............         1,691,312           6,448,742
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   ADVISOR CLASS ................................  $          10.48    $          10.71
  NET ASSETS - INSTITUTIONAL CLASS ..............  $     73,524,804    $     90,554,422
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ......         7,019,229           8,455,150
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS ..........................  $          10.47    $          10.71
  NET ASSETS -  INVESTOR CLASS ..................  $    350,227,352    $  1,163,748,560
  SHARES OUTSTANDING -  INVESTOR CLASS ..........        33,396,489         108,576,964
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INVESTOR CLASS ...............................  $          10.49    $          10.72
                                                   ----------------    ----------------
INVESTMENTS AT COST .............................  $    426,484,006    $  1,479,507,890
                                                   ================    ================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --        WELLS FARGO ADVANTAGE INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        HIGH INCOME          SHORT-TERM     SHORT-TERM HIGH    ULTRA SHORT-TERM
                                                               FUND           BOND FUND     YIELD BOND FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...............   $    261,751,912    $    557,040,739    $    169,639,816    $  1,118,425,423
  INVESTMENT IN AFFILIATES .....................          8,244,207          13,908,976           2,962,186          28,104,731
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST
 BELOW) ........................................        269,996,119         570,949,715         172,602,002       1,146,530,154
                                                   ----------------    ----------------    ----------------    ----------------
  CASH .........................................                  0                   0                   0             347,584
  VARIATION MARGIN RECEIVABLE ON FUTURES
   CONTRACTS ...................................                  0                   0                   0             245,750
  RECEIVABLE FOR FUND SHARES ISSUED ............             27,273               8,459              86,710             210,993
  RECEIVABLE FOR INVESTMENTS SOLD ..............                  0             152,785             376,400             288,884
  RECEIVABLES FOR DIVIDENDS AND INTEREST .......          5,382,448           6,604,527           3,450,109          11,853,293
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL ASSETS ...................................        275,405,840         577,715,486         176,515,221       1,159,476,658
                                                   ----------------    ----------------    ----------------    ----------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES
   CONTRACTS ...................................                  0               1,750                   0                   0
  PAYABLE FOR FUND SHARES REDEEMED .............            230,484             124,703             208,027             987,650
  PAYABLE FOR INVESTMENTS PURCHASED ............            875,000           4,063,473           2,000,000           8,128,090
  DIVIDENDS PAYABLE ............................          1,650,794           1,259,768             690,172           3,829,070
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
   (NOTE 3) ....................................            139,312             249,442              74,351             549,619
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......             41,405              80,622              28,832             163,557
  ACCRUED EXPENSES AND OTHER LIABILITIES .......             91,162             192,922              59,671             355,927
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL LIABILITIES ..............................          3,028,157           5,972,680           3,061,053          14,013,913
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ...............................   $    272,377,683    $    571,742,806    $    173,454,168    $  1,145,462,745
                                                   ================    ================    ================    ================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..............................   $    681,900,132    $    724,821,272    $    245,855,520    $  1,426,351,796
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...              1,196            (509,113)            (56,777)         (2,417,957)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
   INVESTMENTS .................................       (399,440,575)       (151,122,236)        (71,977,613)       (249,574,539)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .........        (10,083,070)         (1,446,540)           (366,962)        (28,732,018)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
   FUTURES .....................................                  0                (577)                  0            (164,537)
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ...............................   $    272,377,683    $    571,742,806    $    173,454,168    $  1,145,462,745
                                                   ----------------    ----------------    ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS C .........................                N/A                 N/A                 N/A                 N/A
  SHARES OUTSTANDING - CLASS C .................                N/A                 N/A                 N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   CLASS C .....................................                N/A                 N/A                 N/A                 N/A
  NET ASSETS - ADMINISTRATOR CLASS .............                N/A                 N/A                 N/A    $          9,988
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                N/A                 N/A                 N/A               1,092
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   ADMINISTRATOR CLASS .........................                N/A                 N/A                 N/A    $           9.15
  NET ASSETS - ADVISOR CLASS ...................   $     18,588,485    $      8,389,609    $     40,710,709    $     61,503,345
  SHARES OUTSTANDING - ADVISOR CLASS ...........          2,451,719             972,910           4,790,898           6,718,386
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   ADVISOR CLASS ...............................   $           7.58    $           8.62    $           8.50    $           9.15
  NET ASSETS - INSTITUTIONAL CLASS .............   $      3,052,265    $     51,462,479                 N/A    $     57,054,228
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .....            399,259           5,962,572                 N/A           6,232,878
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS .........................   $           7.64    $           8.63                 N/A    $           9.15
  NET ASSETS -  INVESTOR CLASS .................   $    250,736,933    $    511,890,718    $    132,743,459    $  1,026,895,184
  SHARES OUTSTANDING -  INVESTOR CLASS .........         32,950,568          59,366,474          15,620,654         112,128,124
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INVESTOR CLASS ..............................   $           7.61    $           8.62    $           8.50    $           9.16
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENTS AT COST ............................   $    280,079,189    $    572,396,240    $    172,968,964    $  1,175,262,144
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS        STATEMENT OF OPERATIONS -- FOR THE SIX
                                         MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          CORPORATE          GOVERNMENT
                                                          BOND FUND     SECURITIES FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .....................................  $     13,328,109    $     28,976,159
   INCOME FROM AFFILIATED SECURITIES ............            35,002             240,401
   SECURITIES LENDING INCOME, NET ...............            16,114              36,660
                                                   ----------------    ----------------
TOTAL INVESTMENT INCOME .........................        13,379,225          29,253,220
                                                   ----------------    ----------------

EXPENSES
   ADVISORY FEES ................................           903,918           2,384,717
   ADMINISTRATION FEES
      FUND LEVEL ................................            12,738              38,194
      CLASS C ...................................               N/A               5,965
      ADMINISTRATOR CLASS .......................               N/A                   1
      ADVISOR CLASS .............................            44,713             168,096
      INSTITUTIONAL CLASS .......................            16,628              20,545
      INVESTOR CLASS ............................         1,073,443           3,390,762
   CUSTODY FEES .................................            23,376              58,065
   SHAREHOLDER SERVICING FEES ...................            53,094             178,002
   ACCOUNTING FEES ..............................             3,449               7,329
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ...................................               N/A              12,629
      ADVISOR CLASS .............................            21,055              80,093
   AUDIT FEES ...................................             9,484               4,694
   LEGAL FEES ...................................            11,580              36,341
   REGISTRATION FEES ............................            27,065              37,469
   SHAREHOLDER REPORTS ..........................           119,719             229,875
   TRUSTEES' FEES ...............................            23,232              51,610
   OTHER FEES AND EXPENSES ......................           114,526             268,755
                                                   ----------------    ----------------
TOTAL EXPENSES ..................................         2,458,020           6,973,142
                                                   ----------------    ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .          (149,313)           (317,172)
   NET EXPENSES .................................         2,308,707           6,655,970
                                                   ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ....................        11,070,518          22,597,250
                                                   ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
---------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................         9,656,125           4,945,176
   FUTURES TRANSACTIONS .........................          (302,160)            796,457
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
    TRANSACTIONS ................................                 0            (179,422)
                                                   ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......         9,353,965           5,562,211
                                                   ----------------    ----------------

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................       (17,551,941)        (16,589,951)
   FUTURES TRANSACTIONS .........................           648,107           1,844,774
                                                   ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS ..................       (16,903,834)        (14,745,177)
                                                   ================    ================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ....................................        (7,549,869)         (9,182,966)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ................................  $      3,520,649    $     13,414,284
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX        WELLS FARGO ADVANTAGE INCOME FUNDS
MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        HIGH INCOME          SHORT-TERM     SHORT-TERM HIGH    ULTRA SHORT-TERM
                                                               FUND           BOND FUND     YIELD BOND FUND         INCOME FUND
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   INTEREST .....................................  $     11,704,390    $     12,589,122    $      5,378,623    $     25,157,468
   INCOME FROM AFFILIATED SECURITIES ............            14,362               6,355              10,592              53,503
   SECURITIES LENDING INCOME, NET ...............                 0               3,516                   0               4,513
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL INVESTMENT INCOME .........................        11,718,752          12,598,993           5,389,215          25,215,484
                                                   ----------------    ----------------    ----------------    ----------------

EXPENSES
   ADVISORY FEES ................................           601,797           1,052,286             393,369           1,990,136
   ADMINISTRATION FEES
      FUND LEVEL ................................             7,969              16,544               5,058              33,206
      CLASS C ...................................               N/A                 N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .......................               N/A                 N/A                 N/A                   1
      ADVISOR CLASS .............................            45,927              20,427             110,156             179,786
      INSTITUTIONAL CLASS .......................               744              10,567                 N/A              11,087
      INVESTOR CLASS ............................           692,179           1,148,510             413,951           2,891,281
   CUSTODY FEES .................................             9,454              18,936               7,831              50,047
   SHAREHOLDER SERVICING FEES ...................            39,401              75,326              25,288             158,051
   ACCOUNTING FEES ..............................             2,869              18,567               2,158               6,402
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ...................................               N/A                 N/A                 N/A                 N/A
      ADVISOR CLASS .............................            24,251              10,278              56,260              83,093
   AUDIT FEES ...................................            10,355              13,062              11,669               4,360
   LEGAL FEES ...................................             7,438              13,013               5,143              36,317
   REGISTRATION FEES ............................            22,546              24,412              22,462              33,139
   SHAREHOLDER REPORTS ..........................            48,677                   0              36,395             155,693
   TRUSTEES' FEES ...............................            12,284              27,963              12,255              67,426
   OTHER FEES AND EXPENSES ......................            74,610             117,495              49,073             341,214
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES ..................................         1,600,501           2,567,386           1,151,068           6,041,239
                                                   ----------------    ----------------    ----------------    ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .          (125,576)           (223,038)           (102,351)           (479,799)
   NET EXPENSES .................................         1,474,925           2,344,348           1,048,717           5,561,440
                                                   ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ....................        10,243,827          10,254,645           4,340,498          19,654,044
                                                   ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................         6,673,824             277,958             802,096           1,035,846
   FUTURES TRANSACTIONS .........................                 0              99,814                   0           1,605,669
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ...............................                 0                   0                   0            (358,844)
                                                   ----------------    ----------------    ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......         6,673,824             377,772             802,096           2,282,671
                                                   ----------------    ----------------    ----------------    ----------------

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................       (15,753,389)         (9,044,722)         (4,995,221)         (8,534,326)
   FUTURES TRANSACTIONS .........................                 0             (76,823)                  0             487,633
                                                   ----------------    ----------------    ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .................       (15,753,389)         (9,121,545)         (4,995,221)         (8,046,693)
                                                   ================    ================    ================    ================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ................................        (9,079,565)         (8,743,773)         (4,193,125)         (5,764,022)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .....................  $      1,164,262    $      1,510,872    $        147,373    $     13,890,022
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           CORPORATE BOND FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................  $    524,054,516    $    660,888,739

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................        11,070,518          27,923,256
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......         9,353,965           8,465,572
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ...............       (16,903,834)          3,961,636
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................         3,520,649          40,350,464
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...................................               N/A                 N/A
      ADMINISTRATOR CLASS .......................               N/A                 N/A
      ADVISOR CLASS .............................          (436,680)         (1,093,815)
      INSTITUTIONAL CLASS .......................        (1,864,284)         (4,135,937)
      INVESTOR CLASS ............................        (8,771,555)        (22,690,186)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................               N/A                 N/A
      ADVISOR CLASS .............................                 0                   0
      INSTITUTIONAL CLASS .......................                 0                   0
      INVESTOR CLASS ............................                 0                   0
                                                   ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............       (11,072,519)        (27,919,938)
                                                   ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..........               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ......               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ............               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....               N/A                 N/A
                                                   ----------------    ----------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..........................               N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ....         4,154,653           7,490,227
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS            433,175           1,116,082
   COST OF SHARES REDEEMED - ADVISOR CLASS ......        (6,941,179)        (17,434,217)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
     ADVISOR CLASS ..............................        (2,353,351)         (8,827,908)
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD -
     INSTITUTIONAL CLASS ........................         6,601,269          20,448,265
   REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................           194,830             348,885
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS         (3,051,168)        (28,275,056)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..........................         3,744,931          (7,477,906)
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...        40,528,506          78,725,733
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS         7,962,749          20,297,730
   COST OF SHARES REDEEMED - INVESTOR CLASS .....      (124,901,441)       (231,982,398)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS       (76,410,186)       (132,958,935)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ................       (75,018,606)       (149,264,749)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ...........       (82,570,476)       (136,834,223)
                                                   ================    ================
ENDING NET ASSETS ...............................  $    441,484,040    $    524,054,516
                                                   ================    ================

(1)   PROCEDS FROM SHARES SOLD MAY INCLUDE REDEMPTION FEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                        GOVERNMENT SECURITIES FUND                   HIGH INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004      (UNAUDITED)(1)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................  $  1,394,056,586    $  2,255,692,540    $    347,109,259    $    513,408,673

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................        22,597,250          44,440,105          10,243,827          29,227,083
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......         5,562,211          34,517,596           6,673,824           2,764,928
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ...............       (14,745,177)         (8,412,873)        (15,753,389)         16,393,932
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................        13,414,284          70,544,828           1,164,262          48,385,943
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...................................           (34,752)            (84,798)                N/A                 N/A
      ADMINISTRATOR CLASS .......................               (25)                N/A                 N/A                 N/A
      ADVISOR CLASS .............................        (1,424,177)         (3,072,932)           (710,098)         (1,723,018)
      INSTITUTIONAL CLASS .......................        (1,963,672)         (3,808,490)           (121,338)         (3,161,517)
      INVESTOR CLASS ............................       (23,524,385)        (51,447,055)         (9,411,195)        (24,365,381)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................           (28,215)            (58,583)                N/A                 N/A
      ADVISOR CLASS .............................          (752,236)         (2,051,055)                  0                   0
      INSTITUTIONAL CLASS .......................          (859,001)         (2,160,849)                  0                   0
      INVESTOR CLASS ............................       (12,017,941)        (34,247,190)                  0                   0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............       (40,604,404)        (96,930,952)        (10,242,631)        (29,249,916)
                                                   ----------------    ----------------    ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..........           139,472           1,751,552                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ......            54,077             109,986                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ............          (861,806)         (1,764,801)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....          (668,257)             96,737                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS            10,000                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..........................            10,000                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ....        10,152,225          22,304,220           2,286,686           3,790,722
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS          2,122,623           5,128,850             712,501           1,745,615
   COST OF SHARES REDEEMED - ADVISOR CLASS ......       (17,983,004)        (70,449,093)         (6,092,597)        (13,951,292)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
     ADVISOR CLASS ..............................        (5,708,156)        (43,016,023)         (3,093,410)         (8,414,955)
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD -
     INSTITUTIONAL CLASS ........................        10,803,822          22,478,473               1,283           6,724,352
   REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................           449,829           1,417,953             313,435           3,175,687
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS         (3,377,267)        (59,882,417)        (21,625,822)        (29,148,508)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..........................         7,876,384         (35,985,991)        (21,311,104)        (19,248,469)
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...       152,366,694         273,331,124          17,152,584          47,287,659
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS        33,399,301          78,778,841           6,896,624          18,457,910
   COST OF SHARES REDEEMED - INVESTOR CLASS .....      (228,495,534)     (1,108,454,518)        (65,297,901)       (223,517,586)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS       (42,729,539)       (756,344,553)        (41,248,693)       (157,772,017)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ................       (41,219,568)       (835,249,830)        (65,653,207)       (185,435,441)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ...........       (68,409,688)       (861,635,954)        (74,731,576)       (166,299,414)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ...............................  $  1,325,646,898    $  1,394,056,586    $    272,377,683    $    347,109,259
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           CORPORATE BOND FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - CLASS C ..................................               N/A                 N/A
   SHARES REDEEMED - CLASS C ....................               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - CLASS C ..................................               N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - ADMINISTRATOR CLASS .........................               N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ..................           390,477             711,184
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - ADVISOR CLASS ............................            40,779             106,236
   SHARES REDEEMED - ADVISOR CLASS ..............          (652,315)         (1,656,411)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - ADVISOR CLASS ...............................          (221,059)           (838,991)
                                                   ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............           520,863           1,965,184
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - INSTITUTIONAL CLASS ......................           118,362              33,269
   SHARES REDEEMED - INSTITUTIONAL CLASS ........          (289,792)         (2,691,685)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - INSTITUTIONAL CLASS .........................           349,433            (693,232)
                                                   ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .................         3,814,084           7,406,159
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - INVESTOR CLASS ...........................           749,184           1,932,271
   SHARES REDEEMED - INVESTOR CLASS .............       (11,721,105)        (22,098,555)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ...............................        (7,157,837)        (12,760,125)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        (7,029,463)        (14,292,348)
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .................................  $            759    $          2,759
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                        GOVERNMENT SECURITIES FUND                  HIGH INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004         (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................            15,189             160,431                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - CLASS C ..................................             2,829              10,120                 N/A                 N/A
   SHARES REDEEMED - CLASS C ....................           (80,314)           (162,752)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - CLASS C ..................................           (62,296)              7,799                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............               942                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - ADMINISTRATOR CLASS .........................               942                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ..................         1,014,978           2,049,123             290,926             493,380
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - ADVISOR CLASS ............................           128,326             471,234              90,675             228,581
   SHARES REDEEMED - ADVISOR CLASS ..............        (1,674,512)         (6,470,140)           (777,504)         (1,826,262)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - ADVISOR CLASS ...............................          (531,208)         (3,949,783)           (395,903)         (1,104,301)
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............         1,019,598           2,070,885                 138             870,067
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - INSTITUTIONAL CLASS ......................            28,507             130,186              39,719             413,474
   SHARES REDEEMED - INSTITUTIONAL CLASS ........          (314,853)         (5,501,897)         (2,740,718)         (3,745,985)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  - INSTITUTIONAL CLASS .........................           733,252          (3,300,826)         (2,700,861)         (2,462,444)
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .................        15,247,715          25,056,354           2,181,011           6,136,919
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
     - INVESTOR CLASS ...........................         2,045,654           7,234,657             875,664           2,409,240
   SHARES REDEEMED - INVESTOR CLASS .............       (21,252,201)       (101,610,878)         (8,295,958)        (29,173,307)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ...............................        (3,958,832)        (69,319,867)         (5,239,283)        (20,627,148)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        (3,818,142)        (76,562,677)         (8,336,047)        (24,193,893)
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .................................  $     (3,051,491)   $      1,298,270    $          1,196    $              0
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SHORT-TERM BOND FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                     (UNAUDITED)(1)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................  $    576,286,031    $    804,867,124

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................        10,254,645          20,775,628
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......           377,772           5,267,784
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ..............        (9,121,545)         (5,681,655)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................         1,510,872          20,361,757
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...................................               N/A                 N/A
      ADMINISTRATOR CLASS .......................               N/A                 N/A
      ADVISOR CLASS .............................          (170,527)           (381,676)
      INSTITUTIONAL CLASS .......................        (1,079,910)         (2,304,115)
      INVESTOR CLASS ............................        (9,522,128)        (20,423,374)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................               N/A                 N/A
      ADVISOR CLASS .............................                 0                   0
      INSTITUTIONAL CLASS .......................                 0                   0
      INVESTOR CLASS ............................                 0                   0
                                                   ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............       (10,772,565)        (23,109,165)
                                                   ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..........               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ......               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ............               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......               N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD
    - ADMINISTRATOR CLASS .......................               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..........................               N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ....           742,995           2,100,910
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS            175,546             384,070
   COST OF SHARES REDEEMED - ADVISOR CLASS ......        (2,607,829)         (6,409,590)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS         (1,689,288)         (3,924,610)
                                                   ----------------    ----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS         3,597,109          13,404,577
  REINVESTMENT OF DISTRIBUTIONS
   - INSTITUTIONAL CLASS ........................           239,382             760,227
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .        (1,447,114)        (31,389,278)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..........................         2,389,377         (17,224,474)
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...        86,027,317          77,287,058
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS         8,515,819          17,388,445
   COST OF SHARES REDEEMED - INVESTOR CLASS .....       (90,524,757)       (299,360,104)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS         4,018,379        (204,684,601)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ................         4,718,468        (225,833,685)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ...........        (4,543,225)       (228,581,093)
                                                   ================    ================
ENDING NET ASSETS ...............................  $    571,742,806    $    576,286,031
                                                   ================    ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONSOLIDATIONS (NOTE 1).

(2)   PROCEEDS FROM SHARES SOLD MAY INCLUDE REDEMPTION FEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                     SHORT-TERM HIGH YIELD BOND FUND           ULTRA SHORT-TERM INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                     (UNAUDITED)(2)    OCTOBER 31, 2004         (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................  $    220,480,649    $    341,502,804    $  1,425,161,780    $  2,353,726,173

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................         4,340,498          11,850,811          19,654,044          43,671,673
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......           802,096           4,299,441           2,282,671          (4,384,288)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ..............        (4,995,221)         (3,586,270)         (8,046,693)         (9,265,183)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................           147,373          12,563,982          13,890,022          30,022,202
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...................................               N/A                 N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .......................               N/A                 N/A                 (23)                N/A
      ADVISOR CLASS .............................        (1,085,799)         (2,847,087)         (1,207,829)         (2,864,239)
      INSTITUTIONAL CLASS .......................               N/A                 N/A          (1,093,426)         (3,704,000)
      INVESTOR CLASS ............................        (3,318,135)         (9,017,138)        (19,776,169)        (45,871,440)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................               N/A                 N/A                 N/A                 N/A
      ADVISOR CLASS .............................                 0                   0                   0                   0
      INSTITUTIONAL CLASS .......................               N/A                 N/A                   0                   0
      INVESTOR CLASS ............................                 0                   0                   0                   0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............        (4,403,934)        (11,864,225)        (22,077,447)        (52,439,679)
                                                   ----------------    ----------------    ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..........               N/A                 N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ......               N/A                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ............               N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......               N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS               N/A                 N/A              10,000                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..........................               N/A                 N/A              10,000                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ....         6,224,122          19,010,794           8,621,047          48,681,081
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS            967,463           2,608,558           1,181,661           2,919,288
   COST OF SHARES REDEEMED - ADVISOR CLASS ......       (21,015,350)        (39,708,587)        (35,585,669)       (108,288,542)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS        (13,823,765)        (18,089,235)        (25,782,961)        (56,688,173)
                                                   ----------------    ----------------    ----------------    ----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS               N/A                 N/A          14,166,593          47,397,968
  REINVESTMENT OF DISTRIBUTIONS
   - INSTITUTIONAL CLASS ........................               N/A                 N/A             606,818           2,875,589
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .               N/A                 N/A         (16,976,047)       (202,979,335)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..........................               N/A                 N/A          (2,202,636)       (152,705,777)
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...        19,629,988         118,852,995         153,596,571         503,267,324
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS         2,745,319           7,592,955          17,891,622          43,196,049
   COST OF SHARES REDEEMED - INVESTOR CLASS .....       (51,321,462)       (230,078,627)       (415,024,206)     (1,243,216,338)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS       (28,946,155)       (103,632,677)       (243,536,013)       (696,752,965)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ................       (42,769,920)       (121,721,912)       (271,511,610)       (906,146,916)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ...........       (47,026,481)       (121,022,155)       (279,699,035)       (928,564,393)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ...............................  $    173,454,168    $    220,480,649    $  1,145,462,745    $  1,425,161,780
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SHORT-TERM BOND FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                      (UNAUDITED(1)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - CLASS C ...................................               N/A                 N/A
   SHARES REDEEMED - CLASS C ....................               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS C ......................................               N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADMINISTRATOR CLASS ..........................               N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ..................            85,364             238,892
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - ADVISOR CLASS .............................            20,196              43,583
   SHARES REDEEMED - ADVISOR CLASS ..............          (299,938)           (726,740)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADVISOR CLASS ................................          (194,378)           (444,265)
                                                   ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............           413,196           1,518,809
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - INSTITUTIONAL CLASS .......................            27,524              86,060
   SHARES REDEEMED - INSTITUTIONAL CLASS ........          (166,474)         (3,556,896)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INSTITUTIONAL CLASS ..........................           274,246          (1,952,027)
                                                   ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .................         9,968,237           8,763,819
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - INVESTOR CLASS ............................           979,909           1,973,530
   SHARES REDEEMED - INVESTOR CLASS .............       (10,424,680)        (33,969,098)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ...............................           523,466         (23,231,749)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS ......           603,334         (25,628,041)
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) ..................................  $       (509,113)   $          8,806
                                                   ================    ================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONSOLIDATIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                      SHORT-TERM HIGH YIELD BOND FUND          ULTRA SHORT-TERM INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004         (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................               N/A                 N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - CLASS C ...................................               N/A                 N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS C ....................               N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS C ......................................               N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............               N/A                 N/A               1,092                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADMINISTRATOR CLASS ..........................               N/A                 N/A               1,092                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ..................           750,407           2,193,275             938,012           5,251,935
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - ADVISOR CLASS .............................            81,899             301,064             128,577             314,398
   SHARES REDEEMED - ADVISOR CLASS ..............        (2,432,838)         (4,589,075)         (3,872,698)        (11,660,062)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADVISOR CLASS ................................        (1,600,532)         (2,094,736)         (2,806,109)         (6,093,729)
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............               N/A                 N/A           1,542,918           5,103,244
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - INSTITUTIONAL CLASS .......................               N/A                 N/A              66,031             309,449
   SHARES REDEEMED - INSTITUTIONAL CLASS ........               N/A                 N/A          (1,848,387)        (21,836,888)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INSTITUTIONAL CLASS ..........................               N/A                 N/A            (239,438)        (16,424,195)
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .................         2,270,869          13,703,741          16,710,311          54,187,259
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS
    - INVESTOR CLASS ............................           317,539             876,274           1,945,480           4,650,565
   SHARES REDEEMED - INVESTOR CLASS .............        (5,944,093)        (26,550,751)        (45,150,784)       (133,789,575)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ...............................        (3,355,685)        (11,970,736)        (26,494,993)        (74,951,751)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS ......        (4,956,217)        (14,065,472)        (29,539,448)        (97,469,675)
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) ..................................  $        (56,777)   $          6,659    $     (2,417,957)   $          5,447
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.67        0.24            (0.19)          (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.42        0.49             0.25           (0.49)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.54        0.52             0.88           (0.52)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $10.80        0.63            (1.25)          (0.64)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.42        0.74             0.38           (0.74)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.59        0.73            (0.17)          (0.73)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.65        0.27            (0.18)          (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.41        0.55             0.24           (0.55)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.53        0.57             0.88           (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $10.79        0.68            (1.25)          (0.69)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.42        0.81             0.37           (0.81)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.59        0.80            (0.17)          (0.80)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.67        0.24            (0.18)          (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.42        0.50             0.25           (0.50)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.54        0.53             0.88           (0.53)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $10.80        0.65            (1.26)          (0.65)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.43        0.76             0.37           (0.76)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.60        0.77            (0.19)          (0.75)

GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.92        0.09            (0.05)          (0.13)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $11.05        0.15             0.20           (0.25)
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........         $11.14        0.19            (0.06)          (0.22)

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $10.61        0.02             0.11           (0.03)

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.93        0.17            (0.07)          (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $11.05        0.25             0.21           (0.35)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $11.35        0.25             0.07           (0.36)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $11.25        0.42             0.30           (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.33        0.54             0.92           (0.54)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.22        0.56             0.11           (0.56)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.93        0.20            (0.07)          (0.23)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $11.05        0.32             0.21           (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $11.36        0.34             0.05           (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $11.26        0.48             0.31           (0.53)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.34        0.60             0.93           (0.61)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.22        0.64             0.12           (0.64)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.93        0.17            (0.06)          (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $11.05        0.26             0.21           (0.36)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $11.36        0.28             0.05           (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $11.26        0.43             0.31           (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $10.33        0.55             0.95           (0.57)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.23        0.59             0.10           (0.59)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE          NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $10.48             4.59%      1.25%     (0.17)%       1.08%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $10.67             4.70%      1.20%     (0.08)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $10.42             5.10%      1.16%     (0.03)%       1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.54             6.40%      1.15%     (0.03)%       1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $10.80             6.72%      1.29%     (0.14)%       1.15%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.42             6.92%      1.15%     (0.05)%       1.10%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $10.47             5.07%      0.65%     (0.04)%       0.61%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $10.65             5.23%      0.60%     (0.03)%       0.57%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $10.41             5.59%      0.60%     (0.01)%       0.59%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.53             7.00%      0.59%     (0.01)%       0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $10.79             7.42%      0.49%     (0.00)%       0.49%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.42             7.67%      0.44%     (0.00)%       0.44%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $10.49             4.62%      1.10%     (0.06)%       1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $10.67             4.78%      1.07%     (0.03)%       1.04%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $10.42             5.20%      1.04%     (0.01)%       1.03%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.54             6.60%      0.99%      0.00%        0.99%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $10.80             7.03%      0.95%      0.00%        0.95%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.43             7.35%      0.92%      0.00%        0.92%

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.12)     $10.71             2.48%      2.38%     (0.04)%       2.34%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)     $10.92             1.65%      2.10%     (0.04)%       2.06%
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........           0.00      $11.05             1.25%      2.17%     (0.06)%       2.11%

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $10.71             4.61%      0.90%     (0.19)%       0.71%

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.12)     $10.71             3.74%      1.19%     (0.10)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)     $10.93             2.57%      1.18%     (0.06)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          (0.26)     $11.05             2.33%      1.12%     (0.01)%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.16)     $11.35             3.68%      1.14%     (0.04)%       1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $11.25             4.50%      1.36%     (0.22)%       1.14%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.33             5.52%      1.93%     (0.81)%       1.12%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.12)     $10.71             4.30%      0.58%     (0.04)%       0.54%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)     $10.93             3.19%      0.53%     (0.03)%       0.50%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          (0.26)     $11.05             2.96%      0.48%      0.00%        0.48%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.16)     $11.36             4.50%      0.46%     (0.01)%       0.45%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $11.26             5.43%      0.47%      0.00%        0.47%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.34             6.21%      0.41%      0.00%        0.41%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.12)     $10.72             3.81%      1.07%     (0.05)%       1.02%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)     $10.93             2.66%      1.06%     (0.03)%       1.03%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          (0.26)     $11.05             2.55%      0.96%      0.00%        0.96%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.16)     $11.36             3.85%      0.92%     (0.01)%       0.91%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $11.26             5.08%      0.91%      0.00%        0.91%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $10.33             5.76%      0.89%     (0.01)%       0.88%

                                                                   PORTFOLIO    NET ASSETS AT
                                                           TOTAL    TURNOVER    END OF PERIOD
                                                       RETURN(2)     RATE(3)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
CORPORATE BOND FUND
---------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.50%         75%   $      17,732
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           7.29%        133%   $      20,396
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          14.89%        205%   $      28,663
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (5.84)%       412%   $      30,529
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          10.98%        341%   $      32,041
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           5.49%        294%   $       7,138

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.81%         75%   $      73,525
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           7.78%        133%   $      71,061
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          15.51%        205%   $      76,644
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (5.35)%       412%   $      43,487
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          11.62%        341%   $      31,997
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           6.22%        294%   $       6,530

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.60%         75%   $     350,227
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           7.39%        133%   $     432,598
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          15.00%        205%   $     555,582
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (5.71)%       412%   $     683,288
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          11.10%        341%   $   1,292,816
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           5.73%        294%   $     921,587

GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.39%        111%   $       2,253
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           3.20%        390%   $       2,979
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........           1.18%        531%   $       2,925

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           1.18%        111%   $          10

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.95%        111%   $      69,081
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           4.27%        390%   $      76,283
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.89%        531%   $     120,753
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           6.77%        519%   $     106,721
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          14.50%        552%   $      12,371
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           6.76%        373%   $          86

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.22%        111%   $      90,554
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           4.92%        390%   $      84,366
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           3.56%        531%   $     121,767
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           7.45%        519%   $     104,607
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          15.28%        552%   $      76,172
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           7.69%        373%   $      20,547

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.07%        111%   $   1,163,749
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           4.38%        390%   $   1,230,428
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.99%        531%   $   2,010,247
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           6.97%        519%   $   2,360,229
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          14.88%        552%   $   1,690,980
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           6.99%        373%   $   1,282,641

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 7.84        0.26            (0.26)          (0.26)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 7.49        0.53             0.35           (0.53)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 6.31        0.55             1.18           (0.55)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 7.74        0.77            (1.43)          (0.77)
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............         $ 9.67        1.01            (1.93)          (1.01)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.78        0.75            (1.11)          (0.75)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 7.88        0.28            (0.24)          (0.28)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 7.53        0.58             0.35           (0.58)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 6.35        0.61             1.17           (0.60)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 7.75        0.82            (1.40)          (0.82)
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............         $ 8.56        0.26            (0.81)          (0.26)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 7.86        0.26            (0.25)          (0.26)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 7.51        0.54             0.35           (0.54)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 6.33        0.57             1.18           (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 7.75        0.78            (1.42)          (0.78)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.68        1.03            (1.93)          (1.03)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.60        1.14            (0.92)          (1.14)

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 8.77        0.15            (0.14)          (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.81        0.26            (0.01)          (0.29)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.78        0.29             0.07           (0.33)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.40        0.42            (0.60)          (0.44)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.34        0.58             0.06           (0.58)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $ 9.41        0.60            (0.07)          (0.60)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 8.78        0.17            (0.14)          (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.82        0.31            (0.01)          (0.34)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.79        0.34             0.08           (0.39)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.40        0.48            (0.59)          (0.50)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.35        0.64             0.05           (0.64)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $ 9.42        0.67            (0.07)          (0.67)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 8.77        0.16            (0.14)          (0.17)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.81        0.27            (0.01)          (0.30)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.78        0.29             0.09           (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.39        0.44            (0.59)          (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.34        0.60             0.05           (0.60)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $ 9.41        0.63            (0.07)          (0.63)

SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 8.69        0.19            (0.19)          (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.66        0.39             0.03           (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.28        0.46             0.38           (0.46)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 8.93        0.60            (0.65)          (0.60)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.............         $ 9.88        0.79            (0.95)          (0.79)
FEBRUARY 29, 2000(4) TO OCTOBER 31, 2000 ........         $10.05        0.51            (0.17)          (0.51)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 8.69        0.19            (0.19)          (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.66        0.40             0.03           (0.40)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.29        0.47             0.37           (0.47)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 8.93        0.61            (0.64)          (0.61)
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............         $ 9.88        0.82            (0.95)          (0.82)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         $10.21        0.81            (0.33)          (0.81)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE          NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 7.58             6.58%      1.20%     (0.12)%       1.08%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 7.84             6.90%      1.20%     (0.07)%       1.13%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 7.49             7.74%      1.15%     (0.04)%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 6.31            10.45%      1.20%     (0.07)%       1.13%
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............           0.00      $ 7.74            11.31%      1.61%     (0.48)%       1.13%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $ 9.67            10.72%      1.17%     (0.05)%       1.12%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 7.64             6.95%      0.50%     (0.06)%       0.44%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 7.88             7.58%      0.47%     (0.03)%       0.44%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 7.53             8.60%      0.45%      0.00%        0.45%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 6.35            11.03%      0.46%      0.00%        0.46%
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............           0.00      $ 7.75            12.93%      0.49%      0.00%        0.49%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 7.61             6.70%      1.04%     (0.08)%       0.96%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 7.86             7.06%      1.00%     (0.04)%       0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 7.51             8.09%      0.94%      0.00%        0.94%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 6.33            10.62%      0.97%      0.00%        0.97%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 7.75            11.48%      0.90%      0.00%        0.90%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $ 9.68            10.96%      0.86%      0.00%        0.86%

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 8.62             3.71%      1.20%     (0.13)%       1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 8.77             2.96%      1.19%     (0.07)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.81             3.14%      1.15%     (0.02)%       1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.78             4.66%      1.16%     (0.03)%       1.13%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.40             5.47%      1.34%     (0.21)%       1.13%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $ 9.34             6.51%      2.00%     (0.89)%       1.11%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 8.63             4.26%      0.59%     (0.06)%       0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 8.78             3.56%      0.54%     (0.03)%       0.51%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.82             3.78%      0.51%      0.00%        0.51%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.79             5.35%      0.48%      0.00%        0.48%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.40             6.57%      0.44%      0.00%        0.44%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $ 9.35             7.16%      0.43%      0.00%        0.43%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 8.62             3.90%      0.96%     (0.08)%       0.88%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 8.77             3.11%      0.99%     (0.03)%       0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.81             3.39%      0.94%     (0.01)%       0.93%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.78             4.94%      0.90%      0.00%        0.90%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.39             6.23%      0.87%      0.00%        0.87%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           0.00      $ 9.34             6.74%      0.86%      0.00%        0.86%

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 8.50             4.34%      1.24%     (0.15)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 8.69             4.54%      1.20%     (0.08)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.66             5.23%      1.16%     (0.04)%       1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.28             6.82%      1.18%     (0.06)%       1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.............           0.00      $ 8.93             7.95%      1.30%     (0.17)%       1.13%
FEBRUARY 29, 2000(4) TO OCTOBER 31, 2000 ........           0.00      $ 9.88             7.65%      1.16%     (0.04)%       1.12%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 8.50             4.41%      1.12%     (0.09)%       1.03%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 8.69             4.68%      1.03%     (0.04)%       0.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.66             5.48%      0.98%     (0.01)%       0.97%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.29             7.18%      0.93%     (0.01)%       0.92%
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............           0.00      $ 8.93             8.45%      0.84%      0.00%        0.84%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............          (0.00)(5)  $ 9.88             8.05%      0.82%      0.00%        0.82%

                                                                   PORTFOLIO    NET ASSETS AT
                                                           TOTAL    TURNOVER    END OF PERIOD
                                                       RETURN(2)     RATE(3)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
HIGH INCOME FUND
---------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.10)%        48%   $      18,588
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          12.11%        133%   $      22,315
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          28.39%        172%   $      29,587
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (9.44)%       120%   $      17,257
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............         (10.28)%       114%   $      14,821
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............          (3.44)%       104%   $         123

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.49%         48%   $       3,052
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          12.85%        133%   $      24,436
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          29.11%        172%   $      41,891
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (8.38)%       120%   $      47,281
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............          (6.52)%       114%   $      13,626

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.10%         48%   $     250,737
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          12.26%        133%   $     300,358
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          28.55%        172%   $     441,931
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (9.14)%       120%   $     438,858
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         (10.05)%       114%   $     846,866
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           1.94%        104%   $     716,601

SHORT-TERM BOND FUND
---------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.14%         12%   $       8,390
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           2.87%         37%   $      10,240
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           4.19%         97%   $      14,203
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (1.89)%       154%   $       9,369
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           6.93%        129%   $       9,657
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           5.81%         94%   $          16

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.39%         12%   $      51,462
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           3.50%         37%   $      49,940
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           4.84%         97%   $      67,391
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (1.14)%       154%   $      55,474
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           7.57%        129%   $      71,474
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           6.60%         94%   $      24,800

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.22%         12%   $     511,891
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           3.05%         37%   $     516,105
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           4.40%         97%   $     723,273
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (1.56)%       154%   $     933,238
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           7.11%        129%   $   1,348,372
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............           6.16%         94%   $   1,138,002

SHORT-TERM HIGH YIELD BOND FUND
---------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.04)%        28%   $      40,711
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           4.96%         71%   $      55,553
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          10.35%        117%   $      73,487
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.68)%        86%   $      27,751
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............          (1.92)%        73%   $      17,544
FEBRUARY 29, 2000(4) TO OCTOBER 31, 2000 ........           3.52%         67%   $          46

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.02)%        28%   $     132,743
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           5.08%         71%   $     164,928
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          10.38%        117%   $     268,015
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.42)%        86%   $     200,429
NOVEMBER 1, 2003 TO OCTOBER 31, 2001 ............          (1.64)%        73%   $     348,277
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............          (4.91)%        67%   $     286,274

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $ 9.16        0.01             0.00(5)        (0.02)

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.21        0.13            (0.04)          (0.15)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 9.33        0.20            (0.07)          (0.25)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.41        0.24            (0.01)          (0.31)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.82        0.34            (0.35)          (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.88        0.55            (0.05)          (0.56)
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............         $ 9.87        0.41             0.01           (0.41)
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........         $ 9.89        0.27            (0.02)          (0.27)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.21        0.16            (0.04)          (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 9.33        0.24            (0.04)          (0.32)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.41        0.29             0.01           (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.82        0.36            (0.29)          (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.87        0.62            (0.04)          (0.63)
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............         $ 9.87        0.46             0.00           (0.46)
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........         $ 9.89        0.32            (0.02)          (0.32)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.22        0.14            (0.04)          (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 9.34        0.22            (0.06)          (0.28)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.42        0.25             0.01           (0.34)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.82        0.35            (0.32)          (0.43)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.88        0.58            (0.05)          (0.59)
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............         $ 9.87        0.43             0.01           (0.43)
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............         $ 9.95        0.59            (0.08)          (0.59)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE          NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $ 9.15             4.28%      0.91%     (0.31)%       0.60%

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.15             3.26%      1.18%     (0.10)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.21             2.25%      1.17%     (0.05)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 9.33             2.37%      1.12%      0.00%        1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.41             3.55%      1.11%     (0.01)%       1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.82             4.93%      1.16%     (0.03)%       1.13%
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           0.00      $ 9.88             6.22%      1.12%     (0.01)%       1.11%
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........           0.00      $ 9.87             5.69%      1.08%      0.00%        1.08%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.15             3.92%      0.49%     (0.06)%       0.43%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.21             2.99%      0.41%     (0.03)%       0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 9.33             3.16%      0.37%      0.00%        0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.41             4.36%      0.36%     (0.01)%       0.35%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.82             6.09%      0.36%      0.00%        0.36%
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           0.00      $ 9.87             6.95%      0.38%      0.00%        0.38%
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........           0.00      $ 9.87             6.51%      0.42%      0.00%        0.42%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.16             3.45%      0.95%     (0.07)%       0.88%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.22             2.49%      0.89%     (0.03)%       0.86%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 9.34             2.70%      0.85%     (0.01)%       0.84%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.42             3.87%      0.82%      0.00%        0.82%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.82             5.75%      0.79%      0.00%        0.79%
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           0.00      $ 9.88             6.52%      0.79%      0.00%        0.79%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............           0.00      $ 9.87             5.89%      0.76%      0.00%        0.76%

                                                                   PORTFOLIO    NET ASSETS AT
                                                           TOTAL    TURNOVER    END OF PERIOD
                                                       RETURN(2)     RATE(3)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND
---------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.11%         16%   $          10

ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.98%         16%   $      61,503
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           1.45%         26%   $      87,760
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.49%         94%   $     145,769
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.06)%        50%   $      97,990
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           5.12%         70%   $      81,827
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           4.35%         38%   $          28
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........           2.56%         48%   $          16

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.29%         16%   $      57,054
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           2.19%         26%   $      59,624
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           3.26%         94%   $     213,690
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.71%         50%   $     302,379
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           6.03%         70%   $     783,961
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           4.76%         38%   $     347,826
AUGUST 31, 1999(4) TO FEBRUARY 29, 2000 .........           3.07%         48%   $     207,029

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.07%         16%   $   1,026,895
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           1.71%         26%   $   1,277,777
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.77%         94%   $   1,994,266
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.33%         50%   $   2,092,448
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           5.47%         70%   $   2,989,665
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           4.58%         38%   $   2,156,106
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............           5.24%         48%   $   2,207,887

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)   Commencement of operations.

(5)   Amount calculated is less than $0.005.

(6)   In 2000, the Fund changed its fiscal year-end from February to October.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund, and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                 Before Reorganization              After Reorganization
                                         ---------------------------------------    ---------------------
                                            Target Fund          Acquiring Fund*
---------------------------------------------------------------------------------------------------------
                                         STRONG SHORT-TERM    STRONG SHORT-TERM     WELLS FARGO ADVANTAGE
FUND                                         INCOME FUND           BOND FUND        SHORT-TERM BOND FUND
---------------------------------------------------------------------------------------------------------
Shares:
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                       --              979,755                 979,755
---------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                 --            5,941,048               5,941,048
---------------------------------------------------------------------------------------------------------
  INVESTOR CLASS                               6,002,996           53,271,531              60,148,795
---------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                       --        $   8,432,342           $   8,432,342
---------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                 --        $  51,177,795           $  51,177,795
---------------------------------------------------------------------------------------------------------
  INVESTOR CLASS                            $ 59,185,007        $ 458,449,144           $ 517,634,151
---------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         ($226,619)         ($1,975,269)            ($2,201,888)
---------------------------------------------------------------------------------------------------------
Accumulated net realized losses                ($425,633)       ($151,537,312)          ($151,962,945)
---------------------------------------------------------------------------------------------------------

      * Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

                   Acquiring Funds                                                                    Target Funds
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND ADVISOR CLASS                                     STRONG CORPORATE BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND INSTITUTIONAL CLASS                         STRONG CORPORATE BOND FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND INVESTOR CLASS                                   STRONG CORPORATE BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND CLASS C                                   STRONG GOVERNMENT SECURITIES FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADMINISTRATOR CLASS                                                             NEW
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADVISOR CLASS                       STRONG GOVERNMENT SECURITIES FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS           STRONG GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INVESTOR CLASS                     STRONG GOVERNMENT SECURITIES FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND ADVISOR CLASS                                       STRONG HIGH-YIELD BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND INSTITUTIONAL CLASS                           STRONG HIGH-YIELD BOND FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND INVESTOR CLASS                                     STRONG HIGH-YIELD BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS             STRONG SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS           STRONG SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADMINISTRATOR CLASS                                                           NEW
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS                   STRONG ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL CLASS       STRONG ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS                 STRONG ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

      At the Funds' most recent tax year end (October 31, 2004, for all Wells Fargo Advantage Income Funds except Short-Term Bond Fund, which had a tax year end of April 8, 2005) estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                           Expiring in Varying      Capital Loss
Fund                                         Amounts Through       Carryforwards
--------------------------------------------------------------------------------
CORPORATE BOND FUND                               2010              $146,890,632
--------------------------------------------------------------------------------
HIGH INCOME FUND                                  2011               405,764,289
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                              2005               152,013,376
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                   2010                72,773,803
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                      2005                 7,281,928
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2005, the following Fund(s) held futures contracts:

                                                                                                               Net Unrealized
                                                                                                                Appreciation
Fund                                 Contracts           Type            Expiration Date    Notional Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                   Long 123     US 2 YR Note Jun05       June, 2005      $  25,530,710         $  16,774
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                   Short 36     US 5 YR Note Jun05       June, 2005          3,874,410           (29,903)
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                  Short 119    US 10 YR Note Jun05       June, 2005         13,055,619          (203,584)
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                  Short 252     US Long Bond Jun05       June, 2005         28,429,476          (511,149)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND           Short 120     US 2 YR Note Jun05       June, 2005         24,933,318             8,943
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND             Long 75     US 5 YR Note Jun05       June, 2005          8,129,616             4,369
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND           Short 180    US 10 YR Note Jun05       June, 2005         19,788,844          (267,093)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                    Long 7     US 2 YR Note Jun05       June, 2005          1,454,499              (577)
-----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND         Short 511      US 2YR Note Jun05       June, 2005        106,062,266           (74,031)
-----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND         Short 472     US 5 YR Note Jun05       June, 2005         51,099,369           (90,506)
-----------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                Sub-Advisory
                                                        Advisory Fees*                                           Fees (% of
                                   Average Daily        (% of Average                        Average Daily      Average Daily
Fund                                 Net Assets        Daily Net Assets)    Sub-Adviser        Net Assets        Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND               $0 - $499  million         0.450         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.400            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.350          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.325
                                     > $4.99 billion         0.300
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND        $0 - $499  million         0.450         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.400            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.350          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.325
                                     > $4.99 billion         0.300
-----------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                  $0 - $499  million         0.550         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.500            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.450          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.425
                                     > $4.99 billion         0.400

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                Sub-Advisory
                                                        Advisory Fees*                                           Fees (% of
                                   Average Daily        (% of Average                        Average Daily      Average Daily
Fund                                 Net Assets        Daily Net Assets)    Sub-Adviser        Net Assets        Net Assets)
SHORT-TERM BOND FUND              $0 - $499  million         0.450         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.400            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.350          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.325
                                     > $4.99 billion         0.300
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND        $0 - $499  million         0.550         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.500            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.450          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.425
                                     > $4.99 billion         0.400
-----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND      $0 - $499  million         0.450         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.400            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.350          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.325
                                     > $4.99 billion         0.300

      * Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rate; from January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser and was entitled to receive an annual fee at the same rate.

                                                                 Advisory Fees
                                                                 (% of Average
Fund                               Average Daily Net Assets    Daily Net Assets)
--------------------------------------------------------------------------------
CORPORATE BOND FUND                        $0 - $4 billion           0.375
                                   $4 billion - $6 billion           0.350
                                              > $6 billion           0.325
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                 $0 - $4 billion           0.350
                                   $4 billion - $6 billion           0.325
                                              > $6 billion           0.300
--------------------------------------------------------------------------------
HIGH INCOME FUND                           $0 - $4 billion           0.375
                                   $4 billion - $6 billion           0.350
                                              > $6 billion           0.325
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                       $0 - $4 billion           0.375
                                   $4 billion - $6 billion           0.350
                                              > $6 billion           0.325
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND            $0 - $4 billion           0.375
                                   $4 billion - $6 billion           0.350
                                              > $6 billion           0.325
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND               $0 - $4 billion           0.300
                                   $4 billion - $6 billion           0.275
                                              > $6 billion           0.250
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents,

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:
                                                                 Admin Fees**
                                        Average Daily            (% of Average
                                          Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                              $0 - $4.99 billion            0.05
                                        $5 - $9.99 billion            0.04
                                           > $9.99 billion            0.03
--------------------------------------------------------------------------------
CLASS C                                                               0.28
--------------------------------------------------------------------------------
ADMINISTRATOR                                                         0.10
--------------------------------------------------------------------------------
ADVISOR(1),(2)                                                        0.28
--------------------------------------------------------------------------------
INSTITUTIONAL(1)                                                      0.08
--------------------------------------------------------------------------------
INVESTOR(2)                                                           0.45

      (1) The administration fee is reduced by 0.05% at each breakpoint for the Advisor Class and Institutional Class shares of the Short-Term High Yield Bond Fund.

      (2) The administration fee is reduced by 0.05% at each breakpoint for the Advisor Class and Investor Class shares of the High Income Fund.

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
  CLASS C                                                             0.28%
--------------------------------------------------------------------------------
  ADVISOR CLASS                                                       0.28%
--------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                                 0.02%
--------------------------------------------------------------------------------
  INVESTOR CLASS                                                      0.28%
--------------------------------------------------------------------------------
  ON BEHALF OF THE ULTRA SHORT-TERM INCOME FUND:
--------------------------------------------------------------------------------
  ADVISOR CLASS                                                       0.33%
--------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                                 0.02%
--------------------------------------------------------------------------------
  INVESTOR CLASS                                                      0.33%

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS"). BFDS served as the transfer agent for the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                             Transfer Agent Fees
                                                              and Other Related
                                                                  Expenses
--------------------------------------------------------------------------------
CORPORATE BOND FUND
  ADVISOR CLASS                                                 $   18,260
  INSTITUTIONAL CLASS                                                6,717
  INVESTOR CLASS                                                   507,861
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND
  CLASS C                                                            2,338
  ADVISOR CLASS                                                     67,236
  INSTITUTIONAL CLASS                                                8,691
  INVESTOR CLASS                                                 1,630,334
--------------------------------------------------------------------------------
HIGH INCOME FUND
  ADVISOR CLASS                                                     16,248
  INSTITUTIONAL CLASS                                                  289
  INVESTOR CLASS                                                   281,179
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                             Transfer Agent Fees
                                                              and Other Related
                                                                  Expenses
SHORT-TERM BOND FUND
  ADVISOR CLASS                                                  $  16,248
  INSTITUTIONAL CLASS                                                  289
  INVESTOR CLASS                                                   281,179
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
  ADVISOR CLASS                                                     41,689
  INVESTOR CLASS                                                   193,813
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND
  ADVISOR CLASS                                                     59,955
  INSTITUTIONAL CLASS                                                3,594
  INVESTOR CLASS                                                   928,288

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL INCOME FUNDS                                                      0.02
--------------------------------------------------------------------------------

      Prior to March 21, 2005, State Street served as custodian for the Strong Corporate Bond Fund, Strong Government Securities Fund and Strong Ultra Short-Term Income Fund. Prior to March 28, 2005, State Street served as custodian for the Strong High-Yield Bond Fund and Strong Short-Term High Yield Bond Fund. Prior to April 25, 2005, State Street served as custodian for the Strong Short-Term Bond Fund and, since the merger, the Acquiring Fund. State Street was entitled to receive a substantially transaction based fee.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                % of Average
Share Class                                                  Daily Net Assets***
--------------------------------------------------------------------------------
CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS
  AND INVESTOR CLASS                                                  0.25
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                   0.00


      *** Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were included in the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through April 30, 2005, shareholder servicing fees paid were as follows:

Fund                               Class C   Advisor   Administrator    Investor
--------------------------------------------------------------------------------
CORPORATE BOND FUND                  N/A     $ 2,564        N/A         $ 50,530
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND           325       9,960          1          167,716
--------------------------------------------------------------------------------
HIGH INCOME FUND                     N/A       2,736        N/A           36,665
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                 N/A       1,213        N/A           74,113
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND      N/A       5,930        N/A           19,358
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND         N/A       9,061          1          148,989

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class C and Advisor shares. Under this plan, Strong Investments, Inc. was paid an annual rate of 1.00% of the average daily net assets of the Class C shares of the Government Securities Fund and 0.25% of the average daily net assets of the Advisor Class shares of the Government Securities Fund and Ultra Short-Term Income Fund.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 21, 2005, State Street served as fund accountant for the Strong Corporate Bond Fund, Strong Government Securities Fund and Strong Ultra Short-Term Income Fund. Prior to March 28, 2005, State Street served as fund accountant for the Strong High-Yield Bond Fund and Strong Short-Term High Yield Bond Fund. Prior to April 25, 2005, State Street served as fund accountant for the Strong Short-Term Bond Fund. Fund accounting fees were paid by the funds' administrator through April 10, 2005, and not by the funds.

      From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for Short-Term Bond Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through April 30, 2005 were as follows:

                                                      Net Operating Expense Ratios
Fund                                  Class C   Administrator    Advisor   Institutional   Investor
---------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                     N/A          N/A          1.00%        0.61%         1.03%
---------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND             1.70%        0.70%         0.95%        0.48%         1.05%
---------------------------------------------------------------------------------------------------
HIGH INCOME FUND                        N/A          N/A          0.91%        0.43%         0.86%
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                    N/A          N/A          0.85%        0.48%         0.90%
---------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND         N/A          N/A          1.10%         N/A          0.86%
---------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND            N/A         0.60%         0.80%        0.35%         0.84%

      Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive fees and/or absorb expenses in the amount of 0.025% for Government Securities Fund and High-Yield Bond Fund and 0.033% for Corporate Bond Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund from May 21, 2004 until May 21, 2005. However, effective April 11, 2005, the funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the funds. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
CORPORATE BOND FUND
  FUND LEVEL                                                       $84,524
  ADVISOR CLASS                                                     11,890
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND
  FUND LEVEL                                                       176,819
  CLASS C                                                                0
  ADVISOR CLASS                                                     21,259
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
HIGH INCOME FUND
  FUND LEVEL                                                       $44,849
  ADVISOR CLASS                                                      7,313
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
  FUND LEVEL                                                        91,631
  ADVISOR CLASS                                                      3,050
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
  FUND LEVEL                                                        35,935
  ADVISOR CLASS                                                     25,598
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND
  FUND LEVEL                                                       220,611
  ADVISOR CLASS                                                     17,895
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

Fund                                      Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
CORPORATE BOND FUND                          $  340,440,229     $  412,356,364
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                    1,630,405,482      1,674,521,175
--------------------------------------------------------------------------------
HIGH INCOME FUND                                144,320,088        187,889,969
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                             69,383,444         63,170,422
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                  54,676,087         87,518,147
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                    190,768,667        252,444,419

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the six months ended April 30, 2005, there were no borrowings under the agreement for each Fund with the exception of High Income Fund, which had minimal borrowings.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $7 million a year for five years. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

OTHER INFORMATION (UAUDITED)                  WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
-----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                  Trustee,                  Private Investor/Real Estate            None
60                               since 1987                Developer; Chairman of White
                                                           Point Capital, LLC.
-----------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                   Trustee,                  Associate Professor of Finance,         None
62                               since 1987                Wake Forest University,
                                                           Calloway School of Business
                                                           and Accountancy.
-----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                  Trustee,                  Chairman, CEO, and Co-                  None
62                               since 1998                Founder of Crystal Geyser
                                 (Chairman, since 2005)    Water Company and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
-----------------------------------------------------------------------------------------------------------------------
Richard M. Leach                 Trustee, since 1987       Retired. Prior thereto, President       None
71                                                         of Richard M. Leach Associates
                                                           (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                 Trustee, since 1996       Senior Counselor to the public          None
53                                                         relations firm of Himle-Horner
                                                           and Senior Fellow at the
                                                           Humphrey Institute,
                                                           Minneapolis, Minnesota (a
                                                           public policy organization).
-----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                Trustee, since 1996       Principal in the law firm of            None
64                                                         Willeke & Daniels.
-----------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                 President,                Executive Vice President of             None
46                               since 2003                Wells Fargo Bank, N.A.
                                                           President of Wells Fargo Funds
                                                           Management, LLC. Senior Vice
                                                           President and Chief
                                                           Administrative Officer of Wells
                                                           Fargo Funds Management, LLC
                                                           from 2001 to 2003. Vice
                                                           President of Wells Fargo Bank,
                                                           N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo               Treasurer,                Senior Vice President of Wells          None
36                               since 2003                Fargo Bank, N.A. Senior Vice
                                                           President of Operations for
                                                           Wells Fargo Funds Management,
                                                           LLC. Prior thereto, Operations
                                                           Manager at Scudder Weisel
                                                           Capital, LLC from 2000 to
                                                           2001, Director of Shareholder
                                                           Services at BISYS Fund
                                                           Services from 1999 to 2000 and
                                                           Assistant Vice President of
                                                           Operations with
                                                           Nicholas-Applegate Capital
                                                           Management from 1993 to 1999.
-----------------------------------------------------------------------------------------------------------------------
C. David Messman                 Secretary,                Vice President and Managing             None
45                               since 2000                Senior Counsel of Wells Fargo
                                                           Bank, N.A. Senior Vice
                                                           President and Secretary of Wells
                                                           Fargo Funds Management, LLC.
                                                           Vice President and Senior
                                                           Counsel of Wells Fargo Bank,
                                                           N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS:
CORPORATE BOND FUND, GOVERNMENT SECURITIES FUND, HIGH INCOME FUND,
SHORT-TERM BOND FUND SHORT-TERM HIGH YIELD BOND FUND AND ULTRA
SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Funds at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of certain of the Strong Funds into certain of the Wells Fargo Advantage Funds (the "Reorganization"), as follows:

     STRONG FUNDS                                 WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------
Corporate Bond Fund*                            Corporate Bond Fund
--------------------------------------------------------------------------------
Government Securities Fund*                     Government Securities Fund
--------------------------------------------------------------------------------
High-Yield Bond Fund*                           High Income Fund
Short-Term Bond Fund*
--------------------------------------------------------------------------------
Short-Term Income Fund                          Short-Term Bond Fund
--------------------------------------------------------------------------------
Short-Term High Yield Bond Fund*                Short-Term High Yield Bond Fund
--------------------------------------------------------------------------------
Ultra Short-Term Income Fund*                   Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
*     Accounting survivor.

      The Reorganization was effective at the close of business on April 8, 2005. The Funds commenced operations on April 11, 2005. Accordingly, references to the Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of the Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. ("Strong") by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except for the Corporate Bond Fund, Short-Term Bond Fund and Short-Term High Yield Bond Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Board noted that the Corporate Bond Fund's, Short-Term Bond Fund's and Short-Term High Yield Bond Fund's performance was lower than the median performance of each Fund's Peer Group for most time periods and required further review. Upon further review, the Board noted for the Corporate Bond Fund and the Short-Term Bond Fund that each Fund's underperformance was explained, in part, by some credit issues experienced when the Fund was managed by certain Strong portfolio managers. In addition, the Board noted that there had been a portfolio manager change for these Funds during the past year. The Board also noted for the Short-Term High Yield Bond Fund that the Fund's Peer Group includes funds that invest in high yield bonds across a range of maturities, rather than emphasizing short-term high yield bonds, and that this difference between the Fund and those in its Peer Group also partly explained the Fund's relative underperformance.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper.

      The Board noted that the net operating expense ratios of the High Income Fund and Ultra Short-Term Income Fund were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board noted that the net operating expense ratios for certain classes of the Corporate Bond Fund, Government Securities Fund, Short-Term Bond Fund and Short-Term High Yield Bond Fund were higher than their Peer Group's median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for each Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates") payable by the Funds to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the respective Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. The Board also concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      Because the Funds had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Funds. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to all of the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the effectiveness of policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the anticipated allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares would be offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio mangers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE INCOME FUNDS                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

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

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS  ADVANTAGE
FARGO  FUNDS

More information about Wells Fargo Advantage Funds(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.


            -------------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            -------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.  | www.wellsfargo.com/advantagefunds  |   SM50928 06-05
                                                                                                        SIFNL/SAR104 04-05

                               [GRAPHIC OMITTED]
                                                                     [LOGO]
                                                                WELLS ADVANTAGE
                                                                FARGO FUNDS

                                          APRIL 30, 2005

                                        SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PLEASE NOTE THAT THIS REPORT COVERS A SIX-MONTH PERIOD OF TIME, THE MAJORITY OF WHICH REPRESENTS A TIME PRIOR TO THE APRIL 11, 2005, REORGANIZATION WITH THE STRONG FUNDS. STRONG CAPITAL MANAGEMENT, INC. PROVIDED INVESTMENT MANAGEMENT SERVICES TO THESE FUNDS FROM THE BEGINNING OF THE REPORTING PERIOD THROUGH DECEMBER 31, 2004, AFTER WHICH TIME WELLS FARGO FUNDS MANAGEMENT, LLC TOOK OVER MANAGEMENT RESPONSIBILITIES THROUGH THE END OF THE REPORTING PERIOD.

TABLE OF CONTENTS

Letter to Shareholders...................................................      1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    Heritage Money Market Fund...........................................      2
Fund Expenses............................................................      4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
    Heritage Money Market Fund...........................................      5
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities..................................      7
    Statement of Operations..............................................      8
    Statements of Changes in Net Assets..................................      9
    Financial Highlights.................................................     10
Notes to Financial Statements............................................     12
--------------------------------------------------------------------------------
Other Information .......................................................     16
--------------------------------------------------------------------------------
List of Abbreviations....................................................     21
--------------------------------------------------------------------------------

             -------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS          WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat for a year, money markets rates rose steadily throughout the fiscal year ending April 30, 2005. As the expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer term securities did not accurately reflect the eventual actions of the Fed, which raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the reporting period to 2.75% by April 30, 2005.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
  David M. Sylvester                          6/29/1995

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 0.97%(1) for the six-month period ended April 30, 2005, underperforming the 1.01% return of the Citigroup 3-Month Treasury Bill Index(2) and outperforming the 0.94% return of the iMoneyNet Government Institutional Money Fund Average(3).

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve shifted upwards over the 6-month reporting period. At October 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered
Rate) securities were 2.55%, versus 3.69% at the end of the period. Overnight rates went from 1.75% to 2.80% over that same period. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 11.0% since October 2004 to $1.35 trillion, a level not seen since 2001.

      The credit picture looked brighter prior to this period, but grew murky again in the last six months as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. Government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      U.S. Treasury bills were impacted as uncertainty with the U.S. presidential election and terrorism fears caused cash to flow into them. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened significantly, suggesting a greater demand in high quality securities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to emphasize floating rate and variable rate securities, as long as rates are steady or rising.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      THE VIEWS EXPRESSED ARE AS OF APRIL 30, 2005, AND ARE THOSE OF THE FUND'S MANAGER. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND.

PERFORMANCE HIGHLIGHTS          WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                        6-months*    1-Year   5-Year    Life of Fund
--------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class (incept. 6/29/1995)      0.97        1.49     2.47        3.97
-------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class (incept. 6/29/1995)      1.08        1.72     2.70        4.08
-------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------
  Citigroup 3-Month Treasury Bill Index(2)                                1.01        1.58     2.64        3.85
-------------------------------------------------------------------------------------------------------------------
  iMoneyNet Government Institutional Money Fund Average(3)                0.94        1.39     2.31        3.66
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                      Administrator       Institutional
                                          Class               Class
--------------------------------------------------------------------------------
7-Day Current Yield                       2.43%               2.63%
--------------------------------------------------------------------------------
7-Day Compound Yield                      2.46%               2.66%
--------------------------------------------------------------------------------
30-Day Simple Yield                       2.37%               2.58%
--------------------------------------------------------------------------------
30-Day Compound Yield                     2.40%               2.61%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity                                   31 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                         41%
Certificates of Deposit                  11%
Floating/Variable Rate Bonds/Notes        2%
Municipal Demand Notes                   11%
Repurchase Agreements                    11%
Corporate Bonds                          11%
FNMA                                      6%
FHLB                                      4%
Time Deposits                             3%

MATURITY DISTRIBUTION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                44%
15-29 days                               37%
30-59 days                                6%
60-89 days                                4%
90-179 days                               7%
270 + days                                2%
--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.40% for the Administrator Class shares and 2.52% for the Institutional Class shares.

      Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor and Institutional Class shares, respectively, of the Strong Heritage Money Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain of the Strong Funds were reorganized into certain of the WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Institutional Class shares of the Fund for periods prior to March 31, 2000, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expense ratio of the Institutional Class shares.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3 month Treasury bill issues (excluding the current month-end bills). You cannot invest directly in an index.

(3) The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, repurchase agreements and government agency securities. You cannot invest directly in an index.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND       FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      Beginning           Ending
                                                       Account           Account          Expenses
                                                        Value             Value         Paid During       Net Annual
                                                      11/1/2004         4/30/2005      the Period (1)    Expense Ratio
Heritage Money Market Fund
----------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class
----------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00         $1,009.70          $1.99             0.40%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00         $1,022.81          $2.01             0.40%
----------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class
----------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00         $1,010.80          $0.90             0.18%
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00         $1,023.90          $0.90             0.18%


(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                            HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
ASSET-BACKED SECURITIES - 1.23%
$  5,000,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                             3.18%     05/15/2006    $     5,000,000

TOTAL ASSET-BACKED SECURITIES (COST $5,000,000)                                                                           5,000,000
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 9.84%
   4,000,000   FHLB                                                                         1.55      05/06/2005          4,000,000
   5,000,000   FHLB                                                                         1.66      05/16/2005          5,000,000
   6,000,000   FHLB                                                                         2.02      06/08/2005          6,000,000
   4,000,000   FNMA                                                                         1.40      05/03/2005          4,000,000
   5,000,000   FNMA                                                                         1.61      05/13/2005          5,000,000
  10,000,000   FNMA                                                                         1.75      05/23/2005         10,000,000
   6,000,000   FNMA                                                                         1.80      05/27/2005          6,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $40,000,000)                                                                 40,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 10.58%
  11,000,000   CALYON NY                                                                    2.95      05/10/2005         11,000,000
   7,000,000   CREDIT SUISSE FIRST BOSTON NY                                                2.92      05/09/2005          7,000,000
  10,000,000   CREDIT SUISSE FIRST BOSTON NY                                                2.91      05/16/2005         10,000,000
  15,000,000   MORGAN STANLEY BANK                                                          2.76      05/16/2005         15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $43,000,000)                                                                         43,000,000
                                                                                                                    ---------------

COMMERCIAL PAPER - 42.49%
   7,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                            2.92      05/09/2005          6,996,026
  15,000,000   AQUINAS FUNDING LLC^                                                         2.94      08/16/2005         14,870,150
  15,000,000   ATLANTIS ONE FUNDING^                                                        2.94      08/17/2005         14,868,925
  14,000,000   ATOMIUM FUNDING CORPORATION^                                                 2.80      05/25/2005         13,974,956
   2,000,000   BLUE SPICE LLC (ASSET BACKED SECURITIES LOC)^                                3.00      05/03/2005          1,999,833
  15,000,000   BLUE SPICE LLC (ASSET BACKED SECURITIES LOC)^                                2.80      05/23/2005         14,975,500
  15,000,000   CANCARA ASSET SECURITIZATION LLC (ASSET BACKED SECURITIES LOC)^              2.95      05/20/2005         14,977,875
  15,000,000   FIVE FINANCE INCORPORATED (ASSET BACKED SECURITIES LOC)^                     2.80      05/25/2005         14,973,167
  15,000,000   GOVCO INCORPORATED (ASSET BACKED SECURITIES LOC)^                            2.79      05/23/2005         14,975,587
  15,000,000   JUPITER SECURITIES CORPORATION^                                              2.95      05/19/2005         14,979,104
  15,000,000   LINKS FINANCE LLC (ASSET BACKED SECURITIES LOC)^                             2.84      06/22/2005         14,939,650
  15,208,000   NIEUW AMSTERDAM RECEIVABLES^                                                 2.80      05/20/2005         15,186,709
  15,000,000   SOLITAIRE FUNDING LLC^                                                       3.03      07/01/2005         14,924,250

TOTAL COMMERCIAL PAPER (COST $172,641,732)                                                                              172,641,732
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 5.67%
   4,855,000   CEI CAPITAL LLC+/-@                                                          3.06      03/01/2033          4,855,000
   4,760,000   CONVENIENCE HOLDING COMPANY LLC SERIES A+/-@                                 3.11      09/01/2042          4,760,000
   5,000,000   LP PINEWOOD SPV LLC+/-@                                                      3.06      02/01/2018          5,000,000
   2,000,000   MCDONALD'S CORPORATION+/-++                                                  4.49      03/07/2006          2,015,827
   6,400,000   VANCOUVER CLINIC BUILDING WASHINGTON+/-@                                     3.05      02/13/2023          6,400,000

TOTAL CORPORATE BONDS & NOTES (COST $23,030,827)                                                                         23,030,827
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
HERITAGE MONEY MARKET FUND                            APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
MUNICIPAL BONDS & NOTES - 11.19%
$  4,970,000   ALASKA HOUSING FINANCE CORPORATION GOVERNMENTAL PURPOSE SERIES D
               (HOUSING REVENUE LOC)+/-@                                                    3.00%     12/01/2032    $     4,970,000
   4,800,000   BOTSFORD GENERAL HOSPITAL MI SERIES A (HEALTHCARE FACILITIES
                REVENUE LOC)+/-@                                                            3.05      02/15/2027          4,800,000
   5,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES B
               (HOUSING REVENUE LOC)+/-@                                                    3.04      11/01/2033          5,000,000
   4,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES C
               (HOUSING REVENUE LOC)+/-@                                                    3.04      11/01/2036          4,000,000
   2,600,000   DENVER CITY & COUNTY AIRPORT REVENUE SERIES D (AIRPORT REVENUE
                LOC)+/-@                                                                    3.03      11/15/2005          2,600,000
   5,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                HOSPITAL REVENUE SERIES B-1 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.       3.04      10/01/2029          5,000,000
   3,600,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                     2.85      10/01/2021          3,600,000
   7,420,000   NY STATE DORM AUTHORITY REVENUE MENTAL HEALTH FACILITIES
                IMPROVEMENT +/-@                                                            2.98      02/15/2021          7,420,000
   5,550,000   WAKE FOREST UNIVERSITY NC (OTHER REVENUE LOC)+/-@                            3.08      09/01/2013          5,550,000
   2,550,000   WAUKESHA WI HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES
                REVENUE LOC)+/-@                                                            3.05      08/15/2026          2,550,000

TOTAL MUNICIPAL BONDS & NOTES (COST $45,490,000)                                                                         45,490,000
                                                                                                                    ---------------

EXTENDABLE BONDS - 1.23%
   5,000,000   MORGAN STANLEY+/-                                                            2.99      05/03/2006          5,000,000

TOTAL EXTENDABLE BONDS (COST $5,000,000)                                                                                  5,000,000
                                                                                                                    ---------------

MEDIUM TERM NOTES - 4.19%
   2,000,000   MONUMENTAL GLOBAL FUNDING II+/-++                                            3.35      04/10/2006          2,003,143
  15,000,000   NORTHERN ROCK PLC+/-++                                                       3.00      01/13/2006         15,009,943

TOTAL MEDIUM TERM NOTES (COST $17,013,086)                                                                               17,013,086
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 10.98%
   6,000,000   BANK OF AMERICA NORTH AMERICA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES
               (MATURITY VALUE $6,001,490)                                                  2.98      05/02/2005          6,000,000
   3,607,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES
               (MATURITY VALUE $3,607,890)                                                  2.96      05/02/2005          3,607,000
  12,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES
               (MATURITY VALUE $12,002,990)                                                 2.99      05/02/2005         12,000,000
  23,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES
               (MATURITY VALUE $23,005,712)                                                 2.98      05/02/2005         23,000,000

TOTAL REPURCHASE AGREEMENTS (COST $44,607,000)                                                                           44,607,000
                                                                                                                    ---------------

TIME DEPOSITS - 2.71%
   11,000,000  SOCIETE GENERALE CAYMAN                                                      2.96      05/02/2005         11,000,000

TOTAL TIME DEPOSITS (COST $11,000,000)                                                                                   11,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $406,782,645)*                               100.11%                                                          $   406,782,645

OTHER ASSETS AND LIABILITIES, NET                   (0.11)                                                                 (449,167)
                                                  -------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $   406,333,478
                                                  =======                                                           ===============

^     ZERO COUPON/  STEPPED  COUPON BOND.  INTEREST  RATE  PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --                     WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                            HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        HERITAGE
                                                                                    MONEY MARKET
                                                                                            FUND
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...............................................  $  362,175,645
  REPURCHASE AGREEMENTS ........................................................      44,607,000
                                                                                  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ............................     406,782,645
                                                                                  --------------
  CASH .........................................................................           1,097
  RECEIVABLES FOR DIVIDENDS AND INTEREST .......................................         563,532
                                                                                  --------------
TOTAL ASSETS ...................................................................     407,347,274
                                                                                  --------------

LIABILITIES
  DIVIDENDS PAYABLE ............................................................         845,800
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........................          47,517
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................................          22,432
  ACCRUED EXPENSES AND OTHER LIABILITIES .......................................          98,047
                                                                                  --------------
TOTAL LIABILITIES ..............................................................       1,013,796
                                                                                  --------------
TOTAL NET ASSETS ...............................................................  $  406,333,478
                                                                                  --------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..............................................................  $  406,333,478
                                                                                  --------------
TOTAL NET ASSETS ...............................................................  $  406,333,478
                                                                                  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------
  NET ASSETS - ADMINISTRATOR CLASS .............................................  $  318,630,966
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................................     318,631,278
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...........  $         1.00
  NET ASSETS - INSTITUTIONAL CLASS .............................................  $   87,702,512
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................      87,702,200
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........  $         1.00
INVESTMENTS AT COST ............................................................  $  406,782,645
                                                                                  --------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                                 STATEMENT OF OPERATIONS --
HERITAGE MONEY MARKET FUND   FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        HERITAGE
                                                                                    MONEY MARKET
                                                                                            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST.....................................................................  $    6,283,595
                                                                                  --------------
TOTAL INVESTMENT INCOME.........................................................       6,283,595
                                                                                  --------------

EXPENSES
   ADVISORY FEES................................................................         390,578
   ADMINISTRATION FEES
      FUND LEVEL................................................................          13,645
      ADMINISTRATOR CLASS.......................................................         853,937
      INSTITUTIONAL CLASS.......................................................          19,401
   CUSTODY FEES.................................................................          22,253
   SHAREHOLDER SERVICING FEES...................................................          21,888
   ACCOUNTING FEES..............................................................           3,247
   DISTRIBUTION FEES (NOTE 3)
      ADMINISTRATOR CLASS.......................................................             128
   AUDIT FEES...................................................................           6,730
   LEGAL FEES...................................................................          14,285
   REGISTRATION FEES............................................................          36,378
   SHAREHOLDER REPORTS..........................................................          31,497
   TRUSTEES' FEES...............................................................          30,988
   OTHER FEES AND EXPENSES......................................................         137,998
                                                                                  --------------
TOTAL EXPENSES..................................................................       1,582,953
                                                                                  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3).................................        (636,639)
   NET EXPENSES.................................................................         946,314
                                                                                  --------------
NET INVESTMENT INCOME (LOSS)....................................................       5,337,281
                                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS........................               0
                                                                                  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................  $    5,337,281
                                                                                  ==============

                                                           WELLS FARGO ADVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS                   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                              HERITAGE MONEY MARKET FUND
                                                                                       -----------------------------------------
                                                                                         FOR THE SIX MONTHS              FOR THE
                                                                                       ENDED APRIL 30, 2005           YEAR ENDED
                                                                                             (UNAUDITED)(1)     OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETs...................................................................  $   615,188,134      $   982,385,016

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)...........................................................        5,337,281            6,802,315
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................        5,337,281            6,802,315
                                                                                            ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS (NOTE 1)........................................................       (4,113,813)          (4,532,227)
      ADVISOR CLASS (NOTE 1)..............................................................              N/A              (56,230)
      INSTITUTIONAL CLASS.................................................................       (1,223,468)          (2,213,858)
                                                                                            ---------------      ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................................................       (5,337,281)          (6,802,315)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1)...............................      148,566,681          371,600,174
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1)...........................        3,693,883            4,186,235
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1).................................     (286,399,535)        (629,456,066)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS....................................................................     (134,138,971)        (253,669,657)
                                                                                            ---------------      ---------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1).....................................                0               45,493
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1).................................              594                  844
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1).......................................         (138,216)         (12,341,104)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS..........................................................................         (137,622)         (12,294,767)
                                                                                            ---------------      ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS........................................      159,733,734          798,884,866
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS....................................          979,452            1,842,908
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS..........................................     (235,291,249)        (901,960,232)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS....................................................................      (74,578,063)        (101,232,458)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS...........     (208,854,656)        (367,196,882)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................................................     (208,854,656)        (367,196,882)
                                                                                            ---------------      ---------------
ENDING NET ASSETS.........................................................................  $   406,333,478      $   615,188,134
                                                                                            ===============      ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1).............................................      148,566,385          371,600,174
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1)..........        3,693,883            4,186,235
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1).........................................     (286,399,239)        (629,456,066)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN  SHARE OUTSTANDING - ADMINISTRATOR CLASS.......................     (134,138,971)        (253,669,657)
                                                                                            ---------------      ---------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1)...................................................                0               45,493
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1)................              594                  844
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1)...............................................         (138,216)         (12,341,104)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN SHARE OUTSTANDING - ADVISOR CLASS..............................         (137,622)         (12,294,767)
                                                                                            ---------------      ---------------
   SHARES SOLD - INSTITUTIONAL CLASS......................................................      159,733,734          798,884,866
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...................          979,452            1,842,908
   SHARES REDEEMED - INSTITUTIONAL CLASS..................................................     (235,291,249)        (901,960,232)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN SHARE OUTSTANDING - INSTITUTIONAL CLASS........................      (74,578,063)        (101,232,458)
                                                                                            ---------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...     (208,854,656)        (367,196,882)
                                                                                            ---------------      ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............................  $             0      $             0
                                                                                            ===============      ===============

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                     BEGINNING         NET             AND  DISTRIBUTIONS  DISTRIBUTIONS     ENDING
                                                     NET ASSET  INVESTMENT      UNREALIZED       FROM NET       FROM NET  NET ASSET
                                                     VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED  VALUE PER
                                                         SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS      SHARE
------------------------------------------------------------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED).....      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004...............      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003...............      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002...............      $1.00        0.02            0.00          (0.02)          0.00      $1.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001...............      $1.00        0.05            0.00          (0.05)          0.00      $1.00
MARCH 1, 2000(3) TO OCTOBER 31, 2000...............      $1.00        0.04            0.00          (0.04)          0.00      $1.00
MARCH 1, 1999 TO FEBRUARY 29, 2000.................      $1.00        0.05            0.00          (0.05)          0.00      $1.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED).....      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004...............      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003...............      $1.00        0.01            0.00          (0.01)          0.00      $1.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002...............      $1.00        0.02            0.00          (0.02)          0.00      $1.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001...............      $1.00        0.05            0.00          (0.05)          0.00      $1.00
MARCH 31, 2000(4) TO OCTOBER 31, 2000..............      $1.00        0.04            0.00          (0.04)          0.00      $1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   IN 2000,  THE FUND CHANGED ITS FISCAL  YEAR-END  FROM FEBRUARY TO OCTOBER.

(4)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     ------------------------------------------------
                                                                                                                      NET ASSETS AT
                                                     NET INVESTMENT      GROSS    EXPENSES         NET       TOTAL    END OF PERIOD
                                                      INCOME (LOSS)   EXPENSES      WAIVED    EXPENSES   RETURN(2)   (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED).....            1.94%      0.65%      (0.25)%      0.40%       0.97%  $      318,631
NOVEMBER 1, 2003 TO OCTOBER 31, 2004...............            0.86%      0.68%      (0.28)%      0.40%       0.88%  $      452,770
NOVEMBER 1, 2002 TO OCTOBER 31, 2003...............            0.95%      0.62%      (0.22)%      0.40%       0.94%  $      706,440
NOVEMBER 1, 2001 TO OCTOBER 31, 2002...............            1.69%      0.60%      (0.20)%      0.40%       1.69%  $    1,034,437
NOVEMBER 1, 2000 TO OCTOBER 31, 2001...............            4.68%      0.58%      (0.18)%      0.40%       4.73%  $    1,343,523
MARCH 1, 2000(3) TO OCTOBER 31, 2000...............            6.10%      0.57%      (0.17)%      0.40%       4.17%  $    1,438,355
MARCH 1, 1999 TO FEBRUARY 29, 2000.................            4.97%      0.56%      (0.18)%      0.38%       5.12%  $    1,433,773

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED).....            2.12%      0.26%      (0.08)%      0.18%       1.08%  $       87,703
NOVEMBER 1, 2003 TO OCTOBER 31, 2004...............            1.07%      0.26%      (0.08)%      0.18%       1.10%  $      162,280
NOVEMBER 1, 2002 TO OCTOBER 31, 2003...............            1.25%      0.22%      (0.04)%      0.18%       1.16%  $      263,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002...............            1.86%      0.21%      (0.03)%      0.18%       1.91%  $    1,079,326
NOVEMBER 1, 2000 TO OCTOBER 31, 2001...............            4.47%      0.24%      (0.06)%      0.18%       4.96%  $      698,615
MARCH 31, 2000(4) TO OCTOBER 31, 2000..............            6.48%      0.21%      (0.03)%      0.18%       3.77%  $      235,365

WELLS FARGO ADVANTAGE
HERITAGE MONEY MARKET FUND             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Heritage Money Market Fund. The Fund is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                     Target Fund
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS        STRONG HERITAGE MONEY FUND INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS        STRONG HERITAGE MONEY FUND ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - INSTITUTIONAL CLASS        STRONG HERITAGE MONEY FUND INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

                                                           WELLS FARGO ADVANTAGE
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, the Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

REPURCHASE AGREEMENTS

      The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                               Advisory Fees*                                       Sub-Advisory Fees
                             (% of Average Daily                   Average Daily   (% of Average Daily
Fund                             Net Assets)       Sub-Adviser      Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND          0.10          Wells Capital   $0 - $1 billion         0.05
                                                   Management        > $1 billion         0.04
                                                  Incorporated
------------------------------------------------------------------------------------------------------

      * Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate; from January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser and was entitled to receive an annual fee at the same rate.

                                                                               Advisory Fees (% of
Fund                                                                        Average Daily Net Assets)
-----------------------------------------------------------------------------------------------------
HERITAGE MONEY FUND                                                                    0.15
-----------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE
HERITAGE MONEY MARKET FUND             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                       Admin Fees**
                                                            Average Daily              (% of Average
                                                             Net Assets              Daily Net Assets)
------------------------------------------------------------------------------------------------------
FUND LEVEL                                               $0 - $4.99 billion                0.05
                                                         $5 - $9.99 billion                0.04
                                                           > $9.99 billion                 0.03
------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                                        0.10
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                                        0.08
------------------------------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate:

                                                                                       % of Average
                                                                                     Daily Net Assets
------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                                              0.02
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                                        0.02
------------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                                             0.37
------------------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Fund effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                                                  Transfer Agent Fees and
                                                                                  Other Related Expenses
---------------------------------------------------------------------------------------------------------
HERITAGE MONEY FUND
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                                                         $   (250)
---------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                                                      4,631
---------------------------------------------------------------------------------------------------------
  INVESTOR CLASS                                                                         129,670
---------------------------------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                                       % of Average
                                                                                     Daily Net Assets
------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                                                 0.02
------------------------------------------------------------------------------------------------------

      Prior to February 14, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive a substantially transaction based fee.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                     % of Average
                                                                                  Daily Net Assets***
------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                                       0.25
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                                        N/A

      *** Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were included in the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through April 30, 2005, shareholder servicing fees paid by the fund are disclosed on the Statement of Operations.

                                                           WELLS FARGO ADVANTAGE
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 14, 2005, State Street served as fund accountant to the predecessor Strong Fund. Fund accounting fees were paid by the fund's administrator through April 10, 2005, and not by the fund.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios in effect from April 11, 2005 through April 30, 2005 were as follows:

                                                   Net Operating
                                                   Expense Ratios
Fund                                   Administrator             Institutional
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                 0.38%                      0.18%
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the fund. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount in the Statement of Operations are as follows:

                                                              Waived Fees and
                                                            Reimbursed Expenses
--------------------------------------------------------------------------------
HERITAGE MONEY FUND
--------------------------------------------------------------------------------
FUND LEVEL                                                            $ 89,377
--------------------------------------------------------------------------------
ADVISOR CLASS                                                              300
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                     31,023
--------------------------------------------------------------------------------
INVESTOR CLASS                                                         502,152
--------------------------------------------------------------------------------

4. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $7 million a year for five years. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

--------------------------------------------------------------------------------

INTERESTED TRUSTEE**
--------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                  Trustee, since 1987      Private Investor/Real Estate        None
60                                                        Developer; Chairman of White
                                                          Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                   Trustee, since 1987      Associate Professor of Finance,     None
62                                                        Wake Forest University,
                                                          Calloway School of Business
                                                          and Accountancy.
--------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                  Trustee, since 1998      Chairman, CEO, and Co-              None
62                               (Chairman, since 2005)   Founder of Crystal Geyser
                                                          Water Company and President
                                                          of Crystal Geyser Roxane Water
                                                          Company.

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Richard M. Leach                 Trustee, since 1987      Retired. Prior thereto, President   None
71                                                        of Richard M. Leach Associates
                                                          (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                 Trustee, since 1996      Senior Counselor to the public      None
53                                                        relations firm of Himle-Horner
                                                          and Senior Fellow at the
                                                          Humphrey Institute,
                                                          Minneapolis, Minnesota (a public
                                                          policy organization).
--------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                Trustee, since 1996      Principal in the law firm of        None
64                                                        Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                 President, since 2003    Executive Vice President of         None
46                                                        Wells Fargo Bank, N.A.
                                                          President of Wells Fargo Funds
                                                          Management, LLC. Senior Vice
                                                          President and Chief
                                                          Administrative Officer of Wells
                                                          Fargo Funds Management, LLC
                                                          from 2001 to 2003. Vice
                                                          President of Wells Fargo Bank,
                                                          N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo               Treasurer, since 2003    Senior Vice President of Wells      None
36                                                        Fargo Bank, N.A. Senior Vice
                                                          President of Operations for
                                                          Wells Fargo Funds Management,
                                                          LLC. Prior thereto, Operations
                                                          Manager at Scudder Weisel
                                                          Capital, LLC from 2000 to 2001,
                                                          Director of Shareholder Services
                                                          at BISYS Fund Services from 1999
                                                          to 2000 and Assistant Vice
                                                          President of Operations with
                                                          Nicholas-Applegate Capital
                                                          Management from 1993 to 1999.
--------------------------------------------------------------------------------------------------------------------
C. David Messman                 Secretary, since 2000    Vice President and Managing         None
45                                                        Senior Counsel of Wells Fargo
                                                          Bank, N.A. Senior Vice
                                                          President and Secretary of Wells
                                                          Fargo Funds Management, LLC.
                                                          Vice President and Senior
                                                          Counsel of Wells Fargo Bank,
                                                          N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Heritage Money Market Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Fund at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Heritage Money Fund (the accounting survivor) into the Wells Fargo Advantage Heritage Money Market Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. The Fund commenced operations on April 11, 2005. Accordingly, references to the Fund refer to either the predecessor fund or the Fund as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor fund or those of the Fund as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results, as applicable, in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was better than the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was lower than the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates") payable by the Fund to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than the median rates of the Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rate for the Fund (before and after waivers/caps and/or expense reimbursements) was reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Fund. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Wells

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Capital Management as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the policies of the Fund in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the anticipated allocation of portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares would be offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio mangers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS           WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

     [LOGO]
WELLS ADVANTAGE
FARGO FUNDS

More information about Wells Fargo Advantage Funds(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.    |    www.wellsfargo.com/advantagefunds    |   SM50908 06-05
                                                                                                                SCASH/WH2185 04-05

                                                                    [LOGO]
                                                                WELLS ADVANTAGE
                                                                FARGO FUNDS

                                          APRIL 30, 2005
      [GRAPHIC OMITTED]
                                        SEMI-ANNUAL REPORT

      WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PLEASE NOTE THAT THIS REPORT COVERS A SIX-MONTH PERIOD OF TIME, THE MAJORITY OF WHICH REPRESENTS A TIME PRIOR TO THE APRIL 11, 2005, REORGANIZATION WITH THE STRONG FUNDS. STRONG CAPITAL MANAGEMENT, INC. PROVIDED INVESTMENT MANAGEMENT SERVICES TO THESE FUNDS FROM THE BEGINNING OF THE REPORTING PERIOD THROUGH DECEMBER 31, 2004, AFTER WHICH TIME WELLS FARGO FUNDS MANAGEMENT, LLC TOOK OVER MANAGEMENT RESPONSIBILITIES THROUGH THE END OF THE REPORTING PERIOD.

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ..................................................      1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
    MUNICIPAL MONEY MARKET FUND .........................................      2

FUND EXPENSES ...........................................................      4
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    MUNICIPAL MONEY MARKET FUND .........................................      5

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES .................................     12
    STATEMENT OF OPERATIONS .............................................     13
    STATEMENTS OF CHANGES IN NET ASSETS .................................     14
    FINANCIAL HIGHLIGHTS.................................................     16

NOTES TO FINANCIAL STATEMENTS ...........................................     18
--------------------------------------------------------------------------------

OTHER INFORMATION .......................................................     21
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ...................................................     26
--------------------------------------------------------------------------------

             -------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM). You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your Wells Fargo Advantage Municipal Money Market Fund semi-annual report for the six-month period ended April 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat for a year, money markets rates rose steadily throughout the fiscal year ending April 30, 2005. As the expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer term securities did not accurately reflect the eventual actions of the Fed, which raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the reporting period to 2.75% by April 30, 2005.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
    David M. Sylvester                   10/23/1986

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.68%(1) for the six-month period ended April 30, 2005, underperforming the 1.01% return of the Citigroup 3-Month Treasury Bill Index(2) and outperforming the 0.64% return of the iMoneyNet All Tax-Free Money Fund Average(3).

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve shifted upwards over the 6-month reporting period. At October 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered
Rate) securities were 2.55%, versus 3.69% at the end of the period. Overnight rates went from 1.75% to 2.80% over that same period. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 11.0% since October 2004 to $1.35 trillion, a level not seen since 2001.

      The credit picture looked brighter prior to this period, but grew murky again in the last six months as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to pick up yield. In this environment, we remained cautious in our credit process.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities gained along with most other money market securities over this period. Additionally, tax-exempt securities experienced a spike in yields in the later half of April as investors needed to raise cash for tax payments. The yield on one-week securities rose from 1.09% to 2.99% during the six-months ending April 30, 2005, while the yield on one-year, triple-A rated tax-exempts rose from 1.76% to 2.64%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2 by S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to emphasize floating rate and variable rate securities, as long as rates are steady or rising.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      THE VIEWS EXPRESSED ARE AS OF APRIL 30, 2005, AND ARE THOSE OF THE FUND'S MANAGER. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND.

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                      6-Months*   1-Year    5-Year   10-Year
--------------------------------------------------------------------------------------------
Municipal Money Market Fund - Investor Class            0.68       1.14      1.87       2.74
--------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------
  Citigroup 3-Month Treasury Bill Index(2)              1.01       1.58      2.64       3.91
--------------------------------------------------------------------------------------------
  iMoneyNet All Tax-Free Money Fund Average(3)          0.64       0.97      1.48       2.23
--------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                                              2.19%
--------------------------------------------------------------------------------
7-Day Compound Yield                                             2.21%
--------------------------------------------------------------------------------
30-Day Simple Yield                                              1.75%
--------------------------------------------------------------------------------
30-Day Compound Yield                                            1.76%

FUND CHARACTERISTICS(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity                                     28 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                    7%
Municipal Demand Notes                                             90%
Municipal Bonds                                                     3%

MATURITY DISTRIBUTION(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                          89%
15-29 days                                                          1%
30-59 days                                                          3%
90-179 days                                                         1%
270 + days                                                          6%

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.82%.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3 month Treasury bill issues (excluding the current month-end bills). You cannot invest directly in an index.

(3) The iMoneyNet All Tax-Free Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories. You cannot invest directly in an index.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND      FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning     Ending
                                                 Account      Account      Expenses      Net Annual
                                                  Value        Value      Paid During     Expense
                                                 11/1/04      4/30/05    the Period(1)     Ratio
Municipal Money Market Fund
---------------------------------------------------------------------------------------------------
Actual                                          $1,000.00    $1,006.80       $3.33         0.67%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00    $1,021.42       $3.36         0.67%
---------------------------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                           MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
COMMERCIAL PAPER - 7.34%
$  7,300,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY^                     2.32%       05/17/2005    $     7,300,000
   4,000,000   PHOENIX CIVIC IMPROVEMENT CORPORATION (AIRPORT REVENUE LOC)^               2.45        05/04/2005          4,000,000
   7,500,000   ROCHESTER MN HEALTH CARE^                                                  2.07        05/04/2005          7,500,000
   6,000,000   ROCHESTER MN HEALTH CARE^                                                  2.07        05/10/2005          6,000,000
   1,835,000   ROCHESTER MN HEALTH CARE^                                                  2.07        05/10/2005          1,835,000
   5,000,000   ROCHESTER MN HEALTH CARE^                                                  2.08        05/10/2005          5,000,000
   8,100,000   ROCHESTER MN HEALTH CARE SERIES 92-C^                                      2.07        05/10/2005          8,100,000
   5,000,000   VENANGO PA IDA REVENUE SERIES 90 B (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)^                                                              2.07        05/05/2005          5,000,000
   5,000,000   VENANGO PA IDA REVENUE SERIES 90 B (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)^                                                              2.09        05/10/2005          5,000,000

TOTAL COMMERCIAL PAPER (COST $49,735,000)                                                                                49,735,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 92.55%

ALABAMA - 0.55%
   3,700,000   DECATUR AL INDUSTRIAL DEVELOPMENT BOARD BP AMOCO CHEMICAL COMPANY
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                           3.07        11/01/2035          3,700,000
                                                                                                                    ---------------

ARIZONA - 0.76%
   5,130,000   PHOENIX AZ IDA TRUST SERIES C11 (HOUSING REVENUE LOC)+/-@                  1.80        12/01/2027          5,130,000
                                                                                                                    ---------------

CALIFORNIA - 4.97%
   1,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
               UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@             2.97        11/01/2049          1,300,000
     600,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE
               LOC)+/-@                                                                   3.04        02/01/2025            600,000
   6,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC GAS
               & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                3.04        11/01/2026          6,000,000
   3,500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM ENERGY
               (POLLUTION CONTROL REVENUE LOC)+/-@                                        3.08        11/01/2017          3,500,000
   2,900,000   GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.10        09/01/2007          2,900,000
  17,300,000   LONG BEACH CA HARBOR REVENUE SERIES A
               (AIRPORT REVENUE LOC)+/-@                                                  3.03        05/15/2027         17,300,000
     700,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
               COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-@                        3.03        09/01/2035            700,000
   1,385,000   SAN FRANCISCO CITY & COUNTY CA AIRPORTS COMMISSION MUNICIPAL
               SECURITIES TRUST RECEIPTS (AIRPORT REVENUE LOC)+/-@                        3.03        05/01/2020          1,385,000
                                                                                                                         33,685,000
                                                                                                                    ---------------

COLORADO - 3.23%
  20,675,000   EL PASO COUNTY CO SFMR SERIES B+/-@                                        3.04        02/25/2006         20,675,000
   1,250,000   HUDSON CO SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                3.20        11/01/2020          1,250,000
                                                                                                                         21,925,000
                                                                                                                    ---------------

DISTRICT OF COLUMBIA - 1.61%
  10,935,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY VA GENERAL AIRPORT
               REVENUE MT 108 (AIRPORT REVENUE LOC)+/-@                                   3.08        10/01/2014         10,935,000
                                                                                                                    ---------------

FLORIDA - 4.47%
   1,000,000   BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
               INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)+/-@                         3.03        10/01/2012          1,000,000
     500,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE LOC)+/-@           3.01        09/01/2026            500,000
     265,000   BROWARD COUNTY FL HFA MFHR SANCTUARY COVE APARTMENTS SERIES A
               (HOUSING REVENUE LOC)+/-@                                                  3.04        06/15/2037            265,000
   3,075,000   FLORIDA HOUSING FINANCE AGENCY ASHLEY LAKE II J (HOUSING REVENUE
               LOC)+/-@                                                                   2.97        12/01/2011          3,075,000

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
MUNICIPAL MONEY MARKET FUND                           APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
FLORIDA (CONTINUED)
$  4,700,000   FLORIDA HOUSING FINANCE CORPORATION HEATHER GLENN APARTMENTS
               SERIES H (HOUSING REVENUE LOC)+/-@                                         2.97%       06/15/2036    $     4,700,000
   4,375,000   HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE PROJECT 2571
               (AIRPORT REVENUE LOC)+/-@                                                  3.07        06/01/2020          4,375,000
   2,870,000   HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE SERIES 1019
               (AIRPORT REVENUE LOC)+/-@                                                  3.07        06/01/2018          2,870,000
   3,675,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.05        12/01/2020          3,675,000
   4,575,000   ORANGE COUNTY FL HFA HOMEOWNER REVENUE MT 118 (OTHER REVENUE
               LOC)+/-@                                                                   3.08        03/01/2034          4,575,000
   5,250,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY HOUSING FINANCE
               (HOUSING REVENUE LOC)+/-@                                                  3.08        01/01/2030          5,250,000

                                                                                                                         30,285,000
                                                                                                                    ---------------

GEORGIA - 4.62%
   4,130,000   ATHENS-CLARKE COUNTY GA UNIVERSITY GOVERNMENT DEVELOPMENT
               AUTHORITY UNIVERSITY GA ATHLETIC ASSOCIATION PROJECT (COLLEGE AND
               UNIVERSITY REVENUE LOC)+/-@                                                3.05        08/01/2033          4,130,000
  27,200,000   CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER REVENUE
               LOC)+/-@                                                                   3.42        01/01/2023         27,200,000

                                                                                                                         31,330,000
                                                                                                                    ---------------

IDAHO - 0.53%
   3,630,000   BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT YELLOWSTONE PLASTICS
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                           3.18        08/01/2014          3,630,000
                                                                                                                    ---------------

ILLINOIS - 4.95%
   1,500,000   CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON COMPANY
               PROJECT BANKERS TRUST COMPANY LOC (ECONOMIC DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.10        06/01/2012          1,500,000
   2,385,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.15        09/01/2006          2,385,000
     600,000   ILLINOIS FINANCE AUTHORITY DIAMOND STAR MOTORS PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.06        12/01/2008            600,000
   4,135,000   ILLINOIS FINANCE AUTHORITY MCL INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.15        06/01/2017          4,135,000
   1,300,000   ILLINOIS FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.18        06/01/2011          1,300,000
   1,600,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
               CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
               REVENUE LOC)+/-@                                                           3.00        01/01/2016          1,600,000
  19,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY REVENUE HOMEOWNER
               MORTGAGE A3 (HOUSING REVENUE LOC)+/-@                                      3.03        08/01/2035         19,000,000
   3,015,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.35        10/01/2021          3,015,000

                                                                                                                         33,535,000
                                                                                                                    ---------------

INDIANA - 0.81%
   2,500,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE REVENUE
               LOC)+/-@                                                                   3.03        07/15/2012          2,500,000
   1,465,000   WHITING IN ENVIRONMENTAL FACILITIES REVENUE AMOCO OIL COMPANY
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                           3.07        07/01/2031          1,465,000
   1,550,000   WHITING IN ENVIRONMENTAL FACILITIES REVENUE BP PRODUCTS PROJECT
               SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                          3.07        07/01/2034          1,550,000

                                                                                                                          5,515,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                           MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
IOWA - 0.60%
$  1,515,000   ELDRIDGE IA AMERICAN FINISHING RESOURCES INCORPORATED
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.40%       03/01/2015    $     1,515,000
   2,550,000   IOWA FINANCE AUTHORITY DIXIE BEDDING COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.65        04/01/2015          2,550,000

                                                                                                                          4,065,000
                                                                                                                    ---------------

KENTUCKY - 1.76%
   4,155,000   DAVIESS COUNTY KY MULTIFAMILY PARK REGENCY (HOUSING REVENUE LOC)+/-@       3.10        07/01/2020          4,155,000
   4,920,000   KENTUCKY HOUSING CORPORATION SFMR SERIES 2003A (HOUSING REVENUE
               LOC)+/-@                                                                   3.08        12/01/2005          4,920,000
   2,855,000   MADISONVILLE KY PERIOD INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.18        05/01/2015          2,855,000

                                                                                                                         11,930,000
                                                                                                                    ---------------

LOUISIANA - 2.99%
   4,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                               3.10        07/01/2026          4,000,000
   9,500,000   PORT NEW ORLEANS LA BOARD REVENUE (OTHER REVENUE LOC)+/-@                  3.06        06/01/2034          9,500,000
   6,800,000   ST. CHARLES PARISH LA PCR SHELL OIL COMPANY NORCO PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.07        09/01/2023          6,800,000

                                                                                                                         20,300,000
                                                                                                                    ---------------

MAINE - 1.33%
   9,000,000   MAINE STATE HOUSING AUTHORITY MULTIFAMILY REVENUE PARK VILLAGE
               (HOUSING REVENUE LOC)+/-@                                                  3.03        10/28/2032          9,000,000
                                                                                                                    ---------------

MARYLAND - 0.09%
     640,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
               REVENUE JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY
               REVENUE LOC)+/-@                                                           3.00        07/01/2036            640,000
                                                                                                                    ---------------

MASSACHUSETTS - 0.52%
   3,500,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY CTFS SERIES SG 156+/-@          3.03        07/01/2030          3,500,000
                                                                                                                    ---------------

MICHIGAN - 1.92%
   2,700,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES D (TRANSPORTATION
               REVENUE LOC)+/-@                                                           3.00        09/15/2009          2,700,000
  10,320,000   WAYNE COUNTY MI AIRPORT AUTHORITY REVENUE (AIRPORT REVENUE
               LOC)+/-@                                                                   3.07        12/01/2024         10,320,000

                                                                                                                         13,020,000
                                                                                                                    ---------------

MINNESOTA - 1.14%
   2,140,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
               AIRPORT REVENUE (AIRPORT REVENUE LOC)+/-@                                  3.08        01/01/2013          2,140,000
   4,500,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES 2005
               4 SERIES I (OTHER REVENUE LOC)+/-@                                         3.05        12/01/2025          4,500,000
   1,100,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
               DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)+/-@          3.15        03/01/2022          1,100,000

                                                                                                                          7,740,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
MUNICIPAL MONEY MARKET FUND                           APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
MISSISSIPPI - 0.31%
$  1,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ABT COMPANY
               INCORPORATED PROJECT SERIES A +/-                                          3.15%       04/01/2022    $     1,000,000
   1,090,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
               GLASS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                     3.20        01/01/2014          1,090,000

                                                                                                                          2,090,000
                                                                                                                    ---------------

MISSOURI - 0.49%
   3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.15        03/01/2010          3,300,000
                                                                                                                    ---------------

NEVADA - 2.35%
  10,900,000   CLARK COUNTY NV NEVADA COGENERATION ASSOCIATION II
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.07        12/01/2022         10,900,000
   5,000,000   CLARK COUNTY NV PASSENGER FACILITIES CHARGE REVENUE MCCARRAN
               INTERNATIONAL AIRPORT A2 (OTHER REVENUE LOC)+/-@                           3.03        07/01/2022          5,000,000

                                                                                                                         15,900,000
                                                                                                                    ---------------

NEW YORK - 4.31%
   4,600,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MULTIFAMILY RENT
               HOUSING REVENUE SERIES A (HOUSING REVENUE LOC)+/-@                         3.00        11/15/2019          4,600,000
   2,500,000   NEW YORK STATE HFA REVENUE 101 WEST (HOUSING REVENUE LOC)+/-@              3.05        05/15/2031          2,500,000
  22,100,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+/-@              3.03        05/01/2029         22,100,000

                                                                                                                         29,200,000
                                                                                                                    ---------------

NORTH CAROLINA - 1.26%
   5,530,000   GUILFORD COUNTY NC INDUSTRIAL FACILITIES & POLLUTION CONTROL
               FINANCING AUTHORITY INDUSTRIAL DEVELOPMENT CRESCENT SLEEP PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.65        09/01/2019          5,530,000
   3,000,000   RALEIGH DURHAM NC AIRPORT AUTHORITY AIRPORT REVENUE PROJECT 2569
               (AIRPORT REVENUE LOC)+/-@                                                  3.08        05/01/2015          3,000,000

                                                                                                                          8,530,000
                                                                                                                    ---------------

OHIO - 1.78%
   1,420,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                               3.40        10/01/2021          1,420,000
   2,925,000   MONTGOMERY COUNTY OH KROGER COMPANY PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                               3.45        03/01/2016          2,925,000
   1,000,000   OHIO STATE SOLID WASTE REVENUE SOLID WASTE REVENUE BONDS BP
               EXPLORATION & OIL INC. PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.08        02/01/2033          1,000,000
   6,700,000   RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                    3.02        11/01/2027          6,700,000

                                                                                                                         12,045,000
                                                                                                                    ---------------

OREGON - 4.34%
  20,000,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
               REVENUE SINGLE FAMILY MORTGAGE PROJECT SERIES P (HOUSING REVENUE LOC)      3.00        03/15/2006         20,093,968
   9,300,000   PORT OF PORTLAND OR HORIZON AIR INDUSTRIES INCORPORATED PROJECT
               (AIRPORT REVENUE LOC)+/-@                                                  3.02        06/15/2027          9,300,000

                                                                                                                         29,393,968
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                           MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
PENNSYLVANIA - 3.25%
$ 19,450,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY STUDENT
               LOAN REVENUE SERIES C (OTHER REVENUE LOC)+/-@                              3.00%       07/01/2018    $    19,450,000
   1,125,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
               REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE AND
               UNIVERSITY REVENUE LOC)+/-@                                                3.01        07/01/2034          1,125,000
   1,450,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER &
               WASTEWATER AUTHORITY REVENUE LOC)+/-@                                      2.98        08/01/2027          1,450,000

                                                                                                                         22,025,000
                                                                                                                    ---------------

SOUTH CAROLINA - 4.06%
  11,100,000   BERKELEY COUNTY SC EXEMPT FACILITIES INDUSTRIAL REVENUE AMOCO
               CHEMICAL COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@          3.07        04/01/2028         11,100,000
   2,500,000   FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.09        04/01/2027          2,500,000
   1,000,000   FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.09        04/01/2028          1,000,000
   2,900,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE PAXAR CORPORATION PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                               3.05        05/01/2011          2,900,000
   5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE SOUTH ATLANTIC CANNERS PROJECT (INDUSTRIAL
               DEVELOPMENT  REVENUE LOC)+/-@                                              3.05        12/01/2021          5,000,000
   5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE WASTE MANAGEMENT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.05        07/01/2024          5,000,000

                                                                                                                         27,500,000
                                                                                                                    ---------------

SOUTH DAKOTA - 0.24%
   1,600,000   LAWRENCE COUNTY SD SOLID WASTE DISPOSAL REVENUE HOMESTAKE MINING
               COMPANY SERIES A CHASE MANHATTAN BANK LOC (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           3.06        07/01/2032          1,600,000
                                                                                                                    ---------------

TENNESSEE - 3.76%
   4,840,000   BROWNSVILLE TN INDUSTRIAL DEVELOPMENT BOARD DYNAMETAL
               TECHNOLOGIES INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                           2.05        06/01/2012          4,840,000
   2,195,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                           3.18        06/01/2016          2,195,000
   8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
               COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                   3.22        05/01/2020          8,000,000
   7,515,000   SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY FINANCE (HOUSING
               REVENUE LOC)+/-@                                                           3.08        01/01/2030          7,515,000
   2,950,000   SCA TAX EXEMPT TRUST PT 2520 MEMPHIS HEALTH EDUCATIONAL FINANCE
               (HOUSING REVENUE LOC)+/-@                                                  3.08        01/01/2030          2,950,000

                                                                                                                         25,500,000
                                                                                                                    ---------------

TEXAS - 8.96%
  13,200,000   ARRANT COUNTY TX HOUSING FINANCE CORPORATION SERIES C+/-@                  1.80        12/15/2025         13,200,000
   3,990,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE SERIES 778 Z
               (AIRPORT REVENUE LOC)+/-@                                                  3.06        11/01/2011          3,990,000
   1,700,000   GULF COAST TX INDUSTRIAL DEVELOPMENT AUTHORITY (UTILITIES REVENUE
               LOC)+/-@                                                                   3.07        04/01/2038          1,700,000
   3,075,000   GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.07        05/01/2024          3,075,000

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
MUNICIPAL MONEY MARKET FUND                           APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
TEXAS (CONTINUED)
$  2,200,000   GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.07%       01/01/2026    $     2,200,000
   5,800,000   GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.07        04/01/2032          5,800,000
   5,300,000   GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY CHEMICAL
               PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                  3.07        09/01/2038          5,300,000
   5,800,000   GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY NORTH AMERICA
               PROJECT (OTHER REVENUE LOC)+/-@                                            3.07        07/01/2034          5,800,000
   3,000,000   GULF COAST TX WASTE DISPOSAL AUTHORITY POLLUTION CONTROL REVENUE
               BONDS AMOCO OIL COMPANY PROJECT (POLLUTION CONTROL REVENUE LOC)+/-@        3.07        05/01/2023          3,000,000
     830,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                    3.33        07/01/2027            830,000
     700,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               HOSPITAL REVENUE SERIES B-1 (HEALTHCARE FACILITIES REVENUE LOC)+/-@        3.04        10/01/2029            700,000
   2,500,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
               (LEASE REVENUE LOC)+/-@                                                    3.03        02/01/2010          2,500,000
   2,500,000   MONTGOMERY COUNTY TX IDA POROUS MEDIA LIMITED PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-@                                               3.20        09/01/2015          2,500,000
   8,425,000   TEXAS STATE TRAN                                                           3.00        08/31/2005          8,433,187
   1,700,000   WEST SIDE CALHOUN COUNTY TX NAVAL DISTRICT BP CHEMICALS
               INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@              3.07        04/01/2031          1,700,000

                                                                                                                         60,728,187
                                                                                                                    ---------------

UTAH - 3.81%
   7,500,000   UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
               (HOUSING REVENUE LOC)+/-@                                                  3.49        07/01/2038          7,500,000
  18,355,000   UTAH STATE BOARD OF REGENTS STUDENT LOAN REVENUE SERIES 1997R
               AMBAC INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                     3.03        11/01/2031         18,355,000

                                                                                                                         25,855,000
                                                                                                                    ---------------

VIRGINIA - 8.71%
   6,400,000   CAPITAL REGION AIRPORT COMMISSION VA PASSENGER FACILITIES CHARGE
               REVENUE SERIES A (OTHER REVENUE LOC)+/-@                                   3.05        06/01/2035          6,400,000
   5,400,000   KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.21        03/01/2027          5,400,000
   6,400,000   KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.21        04/01/2026          6,400,000
   8,500,000   KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS SERIES A
               (SEWER REVENUE LOC)+/-@                                                    3.10        10/01/2024          8,500,000
   5,815,000   KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.10        12/01/2024          5,815,000
   3,000,000   KING GEORGE COUNTY VA IDA EXEMPT FACILITIES REVENUE BIRCHWOOD
               POWER PARTNERS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            3.21        11/01/2025          3,000,000
  23,500,000   RICHMOND VA IDA COGENTRIX OF RICHMOND PROJECT SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.08        12/01/2017         23,500,000

                                                                                                                         59,015,000
                                                                                                                    ---------------

WASHINGTON - 2.73%
   3,700,000   PORT BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST
               COAST PRODUCTS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@        3.07        12/01/2033          3,700,000
   2,450,000   PORT BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST
               COAST PRODUCTS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@        3.07        03/01/2038          2,450,000

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                           MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST       MATURITY
PRINCIPAL      SECURITY NAME                                                              RATE           DATE            VALUE
WASHINGTON (CONTINUED)
$  7,345,000   SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING FINANCE
               (HOUSING REVENUE LOC)+/-@                                                  3.08%       01/01/2030    $     7,345,000
   5,000,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MULTIFAMILY REVENUE
               PARK VISTA RETIREMENT PROJECT A (HOUSING REVENUE LOC)+/-@                  3.10        03/01/2041          5,000,000

                                                                                                                         18,495,000
                                                                                                                    ---------------

WISCONSIN - 1.92%
   1,965,000   ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.18        05/01/2020          1,965,000
   1,285,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.18        05/01/2020          1,285,000
   3,500,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON PRODUCTS
               SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@(b)                       3.18        11/01/2028          3,500,000
   3,490,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                   3.18        07/01/2021          3,490,000
   2,805,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOUSING
               REVENUE SERIES F (HOUSING REVENUE LOC)+/-@                                 2.98        11/01/2033          2,805,000

                                                                                                                         13,045,000
                                                                                                                    ---------------

MULTIPLE STATES - 3.42%
      15,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS+/-@++                             3.34        02/01/2030             15,000
  23,163,000   CLIPPER TAX EXEMPT TRUST COP (OTHER REVENUE LOC)+/-                        3.19        10/01/2005         23,163,000

                                                                                                                         23,178,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $627,265,155)                                                                       627,265,155
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $677,000,155)*                                99.89%                                                          $   677,000,155
OTHER ASSETS AND LIABILITIES, NET                    0.11                                                                   760,338
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $   677,760,493
                                                   ======                                                           ===============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(b) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. ADDITIONAL INFORMATION ON THE SECURITY IS AS FOLLOWS:

      SECURITY                                                                ACQUISITION DATE   PRINCIPAL       COST
      MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON PRODUCTS SERIES A    2/27/00 - 5/8/03   $3,500,000   $3,500,000

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                     STATEMENT OF ASSETS AND LIABILITIES --
MUNICIPAL MONEY MARKET FUND                           APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      MUNICIPAL
                                                                                   MONEY MARKET
                                                                                           FUND
-----------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE................................................  $ 677,000,155
                                                                                  -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW)..............................    677,000,155
                                                                                  -------------
  CASH..........................................................................        124,431
  RECEIVABLES FOR DIVIDENDS AND INTEREST........................................      2,215,539
                                                                                  -------------
TOTAL ASSETS....................................................................    679,340,125
                                                                                  -------------

LIABILITIES
  DIVIDENDS PAYABLE.............................................................      1,034,079
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3).........................        261,929
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR.......................................        104,676
  ACCRUED EXPENSES AND OTHER LIABILITIES........................................        178,948
                                                                                  -------------
TOTAL LIABILITIES...............................................................      1,579,632
                                                                                  -------------
TOTAL NET ASSETS................................................................  $ 677,760,493
                                                                                  =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
  PAID-IN CAPITAL...............................................................  $ 677,814,648
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS.........................        (54,155)
                                                                                  -------------
TOTAL NET ASSETS................................................................  $ 677,760,493
                                                                                  -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------
  NET ASSETS - INVESTOR CLASS...................................................  $ 677,760,493
  SHARES OUTSTANDING - INVESTOR CLASS...........................................    677,814,640
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS.................  $        1.00
                                                                                  -------------
INVESTMENTS AT COST.............................................................  $ 677,000,155
                                                                                  =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                                 WELLS FARGO ADVANTAGE
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)  MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                      MUNICIPAL
                                                                                   MONEY MARKET
                                                                                           FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST.....................................................................  $   8,314,795
                                                                                  -------------
TOTAL INVESTMENT INCOME.........................................................      8,314,795
                                                                                  -------------

EXPENSES
   ADVISORY FEES................................................................        675,594
   ADMINISTRATION FEES..........................................................      1,787,160
   CUSTODY FEES.................................................................         32,693
   SHAREHOLDER SERVICING FEES...................................................        103,569
   ACCOUNTING FEES..............................................................          3,832
   AUDIT FEES...................................................................          5,937
   LEGAL FEES...................................................................         22,513
   REGISTRATION FEES............................................................         15,163
   SHAREHOLDER REPORTS..........................................................         51,368
   TRUSTEES' FEES...............................................................         30,082
   OTHER FEES AND EXPENSES......................................................        204,474
                                                                                  -------------
TOTAL EXPENSES..................................................................      2,932,385
                                                                                  -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3).................................       (178,083)
   NET EXPENSES.................................................................      2,754,302
                                                                                  -------------
NET INVESTMENT INCOME (LOSS)....................................................      5,560,493
                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION..............        (54,155)
                                                                                  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS.......................................        (54,155)
                                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..........................        (54,155)
                                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................  $   5,506,338
                                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE
MUNICIPAL MONEY MARKET FUND                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                MUNICIPAL MONEY MARKET FUND
                                                                                          ---------------------------------------
                                                                                            FOR THE SIX MONTHS            FOR THE
                                                                                          ENDED APRIL 30, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)   OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................................................       $   875,447,446    $ 1,563,333,313

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).........................................................             5,560,493          8,942,275
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..............................................               (54,155)                 0
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................             5,506,338          8,942,275
                                                                                               ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME................................................................            (5,560,493)        (8,942,275)
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................................................            (5,560,493)        (8,942,275)
                                                                                               ---------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD............................................................           390,707,738      1,127,552,465
   REINVESTMENT OF DISTRIBUTIONS........................................................             5,448,744          8,528,232
   COST OF SHARES REDEEMED..............................................................          (593,789,280)    (1,823,966,564)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS.........          (197,632,798)      (687,885,867)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS...................................................          (197,686,953)      (687,885,867)
                                                                                               ---------------    ---------------
ENDING NET ASSETS.......................................................................       $   677,760,493    $   875,447,446
                                                                                               ---------------    ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD..........................................................................           390,707,738      1,127,552,464
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS.......................................             5,448,607          8,528,369
   SHARES REDEEMED......................................................................          (593,789,290)    (1,823,966,564)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS.          (197,632,945)      (687,885,731)
                                                                                               ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...................................       $             0    $             0
                                                                                               ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           NET REALIZED
                                                  BEGINNING         NET             AND    DISTRIBUTIONS   DISTRIBUTIONS
                                                  NET ASSET  INVESTMENT      UNREALIZED         FROM NET        FROM NET
                                                  VALUE PER      INCOME  GAIN (LOSS) ON       INVESTMENT        REALIZED
                                                      SHARE      (LOSS)     INVESTMENTS           INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)..      $1.00       0.01             0.00(4)         (0.01)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004............      $1.00       0.01             0.00            (0.01)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003............      $1.00       0.01             0.00            (0.01)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002............      $1.00       0.01             0.00            (0.01)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001............      $1.00       0.03             0.00            (0.03)           0.00
MARCH 1, 2000(3) TO OCTOBER 31, 2000............      $1.00       0.03             0.00            (0.03)           0.00
MARCH 1, 1999 TO FEBRUARY 29, 2000..............      $1.00       0.03             0.00            (0.03)           0.00

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   In 2000, the Fund changed its fiscal year-end from February to October.

(4)   Amount calculated is less than $0.005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      ENDING  -----------------------------------------------
                                                   NET ASSET  NET INVESTMENT      GROSS  EXPENSES         NET
                                                   VALUE PER   INCOME (LOSS)   EXPENSES    WAIVED    EXPENSES
                                                       SHARE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)..       $1.00            1.36%      0.72%    (0.05)%      0.67%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004............       $1.00            0.81%      0.65%    (0.02)%      0.63%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003............       $1.00            0.94%      0.61%     0.00%       0.61%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002............       $1.00            1.42%      0.58%     0.00%       0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001............       $1.00            3.29%      0.57%     0.00%       0.57%
MARCH 1, 2000(3) TO OCTOBER 31, 2000............       $1.00            4.18%      0.58%     0.00%       0.58%
MARCH 1, 1999 TO FEBRUARY 29, 2000..............       $1.00            3.41%      0.57%     0.00%       0.57%

                                                               NET ASSETS AT
                                                     TOTAL     END OF PERIOD
                                                 RETURN(2)   (000'S OMITTED)
----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
----------------------------------------------------------------------------
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)..      0.68%   $      677,760
NOVEMBER 1, 2003 TO OCTOBER 31, 2004............      0.83%   $      875,447
NOVEMBER 1, 2002 TO OCTOBER 31, 2003............      0.92%   $    1,563,333
NOVEMBER 1, 2001 TO OCTOBER 31, 2002............      1.42%   $    2,066,885
NOVEMBER 1, 2000 TO OCTOBER 31, 2001............      3.35%   $    3,002,068
MARCH 1, 2000(3) TO OCTOBER 31, 2000............      2.84%   $    2,745,510
MARCH 1, 1999 TO FEBRUARY 29, 2000..............      3.47%   $    2,467,379

WELLS FARGO ADVANTAGE
MUNICIPAL MONEY MARKET FUND            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Municipal Money Market Fund. The Fund is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                           Acquiring Fund                                                   Target Fund
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS      STRONG MUNICIPAL MONEY MARKET FUND INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, the Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

                                                           WELLS FARGO ADVANTAGE
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)            MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------


3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                   Sub-Advisory
                                                      Advisory Fees*                                                Fees (% of
                                 Average Daily         (% of Average                          Average Daily        Average Daily
Fund                               Net Assets        Daily Net Assets)    Sub-Adviser           Net Assets          Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND    $0 - $999  million          0.300         Wells Capital      $0 - $1 billion            0.05
                               $1 - $4.99 billion          0.275          Management           > $1 billion            0.04
                                  > $4.99 billion          0.250         Incorporated
--------------------------------------------------------------------------------------------------------------------------------

      * Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate; from January 1, 2005 through April 10, 2005, Funds Management served as interim adviser and was entitled to receive an annual fee at the same rate.

                                                                                                                 Advisory Fees
                                                                                                                 (% of Average
Fund                                                                                                           Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                          0.15
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                                                 Admin Fees**
                                                       Average Daily                                             (% of Average
                                                         Net Assets                                            Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                          $0 - $4.99 billion                                              0.44
                                                     $5 - $9.99 billion                                              0.43
                                                        > $9.99 billion                                              0.42
--------------------------------------------------------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate:

                                                                                                                  % of Average
                                                                                                                Daily Net Assets
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                                                                        0.37
--------------------------------------------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Fund effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to the predecessor Strong Fund.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                                                                         Transfer Agent Fees and
                                                                                                         Other Related Expenses
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                     $244,979
--------------------------------------------------------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                                                   % of Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                    0.02
--------------------------------------------------------------------------------------------------------------------------------

      Prior to February 14, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for the predecessor Strong Fund. State Street was entitled to receive a substantially transaction based fee.

WELLS FARGO ADVANTAGE
MUNICIPAL MONEY MARKET FUND            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                                                             % of Average Net
Fund                                                                                                         Daily Net Assets
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                        0.25
--------------------------------------------------------------------------------------------------------------------------------

      For the period April 11, 2005 through April 30, 2005, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 14, 2005, State Street served as fund accountant to the predecessor Strong Fund. Fund accounting fees were paid by the fund's administrator through April 10, 2005, and not by the fund.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio in effect from April 11, 2005 through April 30, 2005 were as follows:

                                                                                                               Net Operating
                                                                                                                  Expense
Fund                                                                                                               Ratio
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                        0.64%
--------------------------------------------------------------------------------------------------------------------------------

      Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the funds. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount in the Statement of Operations are as follows:

                                                                                                              Waived Fees and
                                                                                                            Reimbursed Expenses
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
    FUND LEVEL                                                                                                    $ 2,740
--------------------------------------------------------------------------------------------------------------------------------
    INVESTOR CLASS                                                                                                 12,192
--------------------------------------------------------------------------------------------------------------------------------

4. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $7 million a year for five years. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND                   PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE ***               PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987                 Private Investor/Real Estate         None
60                                                           Developer; Chairman of White
                                                             Point Capital, LLC.
---------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND                   PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE ***               PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987                 Associate Professor of Finance,      None
62                                                           Wake Forest University,
                                                             Calloway School of Business
                                                             and Accountancy.
---------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998                 Chairman, CEO, and Co-               None
62                       (Chairman, since 2005)              Founder of Crystal Geyser
                                                             Water Company and President
                                                             of Crystal Geyser Roxane Water
                                                             Company.
---------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987                 Retired. Prior thereto, President    None
71                                                           of Richard M. Leach Associates
                                                             (a financial consulting firm).

WELLS FARGO ADVANTAGE
MUNICIPAL MONEY MARKET FUND                        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND                   PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE ***               PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996                 Senior Counselor to the public       None
53                                                           relations firm of Himle-Horner
                                                             and Senior Fellow at the
                                                             Humphrey Institute,
                                                             Minneapolis, Minnesota (a pub-
                                                             lic policy organization).
---------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996                 Principal in the law firm of         None
64                                                           Willeke & Daniels.
---------------------------------------------------------------------------------------------------------------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND                   PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE                   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003               Executive Vice President of          None
46                                                           Wells Fargo Bank, N.A.
                                                             President of Wells Fargo Funds
                                                             Management, LLC. Senior Vice
                                                             President and Chief
                                                             Administrative Officer of Wells
                                                             Fargo Funds Management, LLC
                                                             from 2001 to 2003. Vice
                                                             President of Wells Fargo Bank,
                                                             N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo       Treasurer, since 2003               Senior Vice President of Wells       None
36                                                           Fargo Bank, N.A. Senior Vice
                                                             President of Operations for
                                                             Wells Fargo Funds Management, LLC.
                                                             Prior there- to, Operations
                                                             Manager at Scudder Weisel
                                                             Capital, LLC from 2000 to 2001,
                                                             Director of Shareholder
                                                             Services at BISYS Fund Services
                                                             from 1999 to 2000 and Assistant
                                                             Vice President of Operations with
                                                             Nicholas-Applegate Capital
                                                             Management from 1993 to 1999.
---------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000               Vice President and Managing          None
45                                                           Senior Counsel of Wells Fargo
                                                             Bank, N.A. Senior Vice
                                                             President and Secretary of Wells
                                                             Fargo Funds Management, LLC.
                                                             Vice President and Senior
                                                             Counsel of Wells Fargo Bank,
                                                             N.A. from 1996 to 2003.

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

                                                           WELLS FARGO ADVANTAGE
OTHER INFORMATION (UNAUDITED)                       MUNICIPAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Municipal Money Market Fund ("the Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Fund at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Municipal Money Market Fund (the accounting survivor) into the Wells Fargo Advantage Municipal Money Market Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. The Fund commenced operations on April 11, 2005. Accordingly, references to the Fund refer to either the predecessor fund or the Fund as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor fund or those of the Fund as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results, as applicable, in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was better than the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management

WELLS FARGO ADVANTAGE
MUNICIPAL MONEY MARKET FUND                        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was lower than the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates") payable by the Fund to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than, or not appreciable higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rate for the Fund (before and after waivers/caps and/or expense reimbursements) was reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Fund. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells

                                                           WELLS FARGO ADVANTAGE
OTHER INFORMATION (UNAUDITED)                       MUNICIPAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Capital Management with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the policies of the Fund in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the anticipated allocation of portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares would be offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio mangers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND          LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

                                                                    [LOGO]
                                                                WELLS ADVANTAGE
                                                                FARGO FUNDS

More information about Wells Fargo Advantage Funds(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
(c) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.         www.wellsfargo.com/advantagefunds         SM50909 06-05
                                                                                                                 SMMM/SAR128 04-05

                                                                    [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS


                                                  APRIL 30, 2005


    [GRAPHIC OMITTED]                           SEMI-ANNUAL REPORT


        WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


        WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

        WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

        WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

        WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

        WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

PLEASE NOTE THAT THIS REPORT COVERS A SIX-MONTH PERIOD OF TIME, THE MAJORITY OF WHICH REPRESENTS A TIME PRIOR TO THE APRIL 11, 2005, REORGANIZATION WITH THE STRONG FUNDS. STRONG CAPITAL MANAGEMENT, INC. PROVIDED INVESTMENT MANAGEMENT SERVICES TO THESE FUNDS FROM THE BEGINNING OF THE REPORTING PERIOD THROUGH DECEMBER 31, 2004, AFTER WHICH TIME WELLS FARGO FUNDS MANAGEMENT, LLC TOOK OVER MANAGEMENT RESPONSIBILITIES THROUGH THE END OF THE REPORTING PERIOD.

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
    INTERMEDIATE TAX-FREE FUND ............................................    2
    MUNICIPAL BOND FUND ...................................................    4
    SHORT-TERM MUNICIPAL BOND FUND ........................................    6
    ULTRA SHORT-TERM MUNICIPAL INCOME FUND ................................    8
    WISCONSIN TAX-FREE FUND ...............................................   10

FUND EXPENSES .............................................................   12
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    INTERMEDIATE TAX-FREE FUND ............................................   14
    MUNICIPAL BOND FUND ...................................................   21
    SHORT-TERM MUNICIPAL BOND FUND ........................................   32
    ULTRA SHORT-TERM MUNICIPAL INCOME FUND ................................   47
    WISCONSIN TAX-FREE FUND ...............................................   57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES ...................................   64
    STATEMENT OF OPERATIONS ...............................................   66
    STATEMENTS OF CHANGES IN NET ASSETS ...................................   68
    FINANCIAL HIGHLIGHTS ..................................................   76

NOTES TO FINANCIAL HIGHLIGHTS .............................................   80
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS .............................................   81
--------------------------------------------------------------------------------

OTHER INFORMATION .........................................................   90
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS .....................................................   95
--------------------------------------------------------------------------------

              ---------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              ---------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS(SM)~. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our new Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives now available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your Wells Fargo Advantage Municipal Income Funds semi-annual report for the six-month period ended April 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE ECONOMY: CONTINUED EXPANSION
--------------------------------------------------------------------------------

      The U.S. economy continued to grow steadily, expanding by 4.4% in 2004. During the first quarter of 2005, however, the economy grew by 3.1%, trailing the 3.8% pace achieved during the last three months of 2004.

      Part of that decline stemmed from the high cost of gasoline, which continued to have a significant influence on consumer spending and the economy. When the six-month period began, oil prices were declining from their recent highs of $55 per barrel. After falling for two months, they rebounded sharply in 2005, setting new highs in April.

      Higher energy prices were a key driver of inflation, which rose throughout most of the period. "Core" inflation, however, which excludes volatile food and energy prices, also trended upwards, but rose less quickly. With core inflation manageable, the Federal Reserve Board (the Fed) continued its program of gradual short-term interest rate increases. During the past six months, the Fed raised rates four times, bringing the Federal funds rate, the interest rate at which a depository institution lends immediately available funds to another depository institution overnight, from 1.75% at the beginning of the period to 2.75% by April 30, 2005.

STOCKS: APRIL SHOWERS
--------------------------------------------------------------------------------

      The stock market's performance was up and down. Stocks began the period in the midst of a rally driven by falling oil prices. The outcome of the U.S. presidential election continued this rally, which lasted through the rest of 2004. But stocks turned in more mixed results in the first four months of 2005.

      April was a particularly volatile environment for investors, who were increasingly uneasy about rising energy costs, further economic slowing, higher potential inflation, and rising interest rates. Moderate corporate earnings growth contributed to concerns, as did the increasing likelihood that General Motors (GM), the world's largest automobile manufacturer, would see its credit rating downgraded to "junk" status. Highlighting the market's April volatility, the Dow Jones Industrial Average saw seven moves of greater than 100 points on the way to its worst monthly decline since January 2003. The S&P 500 Index fell nearly 2% in April, but rose 3.28% during the full six-month period.

BONDS: LOOKING LONG
--------------------------------------------------------------------------------

      The U.S. Treasury and municipal yield curves generally flattened during the period, indicating that short-term bond yields were rising in line with the Fed's rate increases while long-term bond yields fell, somewhat surprisingly. Longer bonds benefited from investors' increasing conviction that inflation would continue to be manageable and that the Fed would not need to raise interest rates more quickly.

      Municipal bonds generally outperformed their taxable counterparts and, at period end, were offering historically attractive yields relative to U.S. Treasuries. For the first four months of the period, corporate high-yield bonds continued their strong performance. It was a different story in March and April. Investors worried about the potential negative impact that a credit-rating downgrade of GM and Ford would have on the high-yield market.

LOOKING AHEAD: LONG-TERM EXPANSION?
--------------------------------------------------------------------------------

      Despite the economy's first quarter slowdown, we believe this represents a temporary soft patch more than a continuing slowdown. As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable moves in the markets.

      Uncertainty and risk will always be a part of investing. We believe an important thing you can do to manage risk is to own a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND seeks current income exempt from federal income tax.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              7/31/2001
   Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.36%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers Municipal 7-Year Bond Index(2), which returned 0.84% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      As expected, rising short-term interest rates lifted yields on short and intermediate municipal bonds. Bonds with maturities of five years and fewer rose the most. The Fund's modest barbell structure--emphasizing floating-rate cash equivalents and intermediate bonds while underweighting bonds with two- to five-year maturities--proved beneficial.

      Demand for lower-quality credits remained strong, thanks to continued low interest rates and favorable economic conditions. Despite upgrading the Fund's credit quality during the period, the portfolio ended the six months still overweighted in lower quality bonds. This strategy worked well as credit spreads between lower- and higher-quality issues narrowed.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In a climate of rising short-term interest rates, it helped the Fund's performance to have a duration shorter than the benchmark. To maintain our desired duration, we sold U.S. Treasury futures, rather than municipal bonds. This strategy was based on historical trends--when interest rates are rising, municipal securities have typically outperformed U.S. Treasuries. Although this is not always the case, the past six months fit the historical pattern nicely.

      We maintained exposure to zero-coupon bonds with longer maturities. These bonds did not perform well during the period because their longer duration and relatively high volatility made them vulnerable to rising rates. However, we continued to maintain our position in these securities because of their additional yield and because they have historically outperformed other types of bonds with equivalent durations. They have also done very well during a period when the yield curve flattens.

      Lower-quality securities continued to benefit from improving credit quality and strong demand. However, the additional yield offered by these lower-tier credits has declined significantly. In those cases where we believed the bonds no longer offered high-enough yields to compensate us for their risk, we reduced our exposure accordingly. We began to become especially cautious about corporate-backed and certain health care bonds. The net result was an upgrade in credit quality for the Fund, which we believe makes it well positioned if credit spreads begin to widen from historically tight levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Fund's duration will remain relatively close to its benchmark, unless there is a major movement in interest rates. Although the Federal Reserve Board is expected to further increase short-term interest rates, much of this expectation is already reflected in current yields.

      During the next several months, we believe that some caution may be warranted within the lower quality sectors. The additional yield that investors earn for owning many of these credits is now at historically low levels. Investors have already become cautious within the taxable corporate bond market, and we believe it is only a matter of time before some of this caution spills over into the municipal bond sector. If the yield curve continues to flatten, we will likely sell some of our variable-rate cash equivalents and reinvest the proceeds in longer-maturity securities. A flatter yield curve is generally an indication that the economy may be slowing and therefore we would look to "lock in" some higher yields.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD RISK, AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND.

A portion of the Fund's  income may be subject to federal,  state  and/or  local
income  taxes  or  the  alternative   minimum  tax  (AMT).   Any  capital  gains
distributions may be taxable.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance  shown  for the  Investor  Class  shares  of the  WELLS  FARGO
ADVANTAGE INTERMEDIATE TAX-FREE FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Intermediate Municipal Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                            Excluding Sales Charge
                                                                     --------------------------------
                                                                     6-Month*   1-Year   Life of Fund
-----------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund - Investor Class (incept. 7/31/2001)        1.36      5.82       6.78
-----------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal 7-Year Bond Index(2)                       0.84      5.15       5.34
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.51%
--------------------------------------------------------------------------------
Weighted Average Life                                                 6.0 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            4.9 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           40%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Inv Class)                                        $10.74
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Inv Class)                                            3.23%
--------------------------------------------------------------------------------
Distribution Rate(6) (Inv Class)                                           3.23%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Inv Class)                             4.97%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                           0.00%

GROWTH OF $10,000 INVESTMENT(9) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       WELLS FARGO ADVANTAGE         LEHMAN BROTHERS
                    INTERMEDIATE TAX-FREE FUND -     7-YEAR MUNICIPAL
                            INVESTOR CLASS              BOND INDEX
                            --------------              ----------
     7/31/2001                10,000                       10,000
     8/31/2001                10,217                       10,151
     9/30/2001                10,231                       10,148
    10/31/2001                10,360                       10,250
    11/30/2001                10,318                       10,136
    12/31/2001                10,264                       10,053
     1/31/2002                10,437                       10,243
     2/28/2002                10,561                       10,378
     3/31/2002                10,478                       10,150
     4/30/2002                10,625                       10,400
     5/31/2002                10,760                       10,460
     6/30/2002                10,880                       10,584
     7/31/2002                10,999                       10,714
     8/31/2002                11,113                       10,848
     9/30/2002                11,286                       11,062
    10/31/2002                11,095                       10,893
    11/30/2002                11,091                       10,848
    12/31/2002                11,279                       11,094
     1/31/2003                11,276                       11,064
     2/28/2003                11,426                       11,227
     3/31/2003                11,440                       11,222
     4/30/2003                11,509                       11,297
     5/31/2003                11,796                       11,574
     6/30/2003                11,808                       11,520
     7/31/2003                11,505                       11,128
     8/31/2003                11,585                       11,229
     9/30/2003                11,871                       11,583
    10/31/2003                11,854                       11,519
    11/30/2003                11,966                       11,604
    12/31/2003                12,056                       11,698
     1/31/2004                12,159                       11,763
     2/29/2004                12,325                       11,953
     3/31/2004                12,284                       11,851
     4/30/2004                12,086                       11,560
     5/31/2004                12,065                       11,537
     6/30/2004                12,102                       11,577
     7/31/2004                12,230                       11,702
     8/31/2004                12,451                       11,938
     9/30/2004                12,499                       11,968
    10/31/2004                12,617                       12,053
    11/30/2004                12,528                       11,940
    12/31/2004                12,650                       12,067
     1/31/2005                12,720                       12,115
     2/28/2005                12,684                       12,045
     3/31/2005                12,636                       11,945
     4/30/2005                12,789                       12,156

CREDIT QUALITY(3),(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                           44%
AA                                            24%
A                                             18%
BBB                                           14%

MATURITY DISTRIBUTION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                      6%
2-5 Years                                     52%
6-10 Years                                    39%
11-20 Years                                    2%
21+ Years                                      1%

--------------------------------------------------------------------------------
(2) Lehman Brothers Municipal 7-Year Bond Index is the 7-year (6-8) component of the Municipal Bond index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of BAA. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.~ You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND Investor Class shares for the life of the Fund with the Lehman Brothers 7-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND seeks current income exempt from federal income tax.

ADVISER                                  SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              10/23/1986
   Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.68%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 1.93% during the same period.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES,  THE MAXIMUM  FRONT-END  SALES CHARGE IS 4.50%.  FOR CLASS B
SHARES,  THE MAXIMUM  CONTINGENT  DEFERRED  SALES  CHARGE IS 5.00%.  FOR CLASS C
SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      As expected, rising short-term interest rates lifted yields on short and intermediate municipal bonds. Bonds with maturities of five years and fewer rose the most. The Fund's modest barbell structure--emphasizing floating-rate cash equivalents and intermediate bonds while underweighting bonds with two- to five-year maturities--proved beneficial.

      Demand for lower-quality credits remained strong thanks to continued low interest rates and favorable economic conditions. Despite upgrading the Fund's credit quality during the period, the portfolio ended the period still overweighted in lower-quality bonds. This strategy worked well as credit spreads between lower- and higher-quality issues narrowed.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In a climate of rising short-term interest rates, it helped the Fund's performance to have a duration shorter than the benchmark. To maintain our desired duration, we sold U.S. Treasury futures, rather than municipal bonds. This strategy was based on historical trends--when interest rates are rising, municipal securities have typically outperformed U.S. Treasuries. Although this is not always the case, the past six months fit the historical pattern nicely.

      We maintained exposure to zero-coupon bonds with longer maturities. These bonds did not perform well during the period because their longer duration and relatively high volatility made them vulnerable to rising rates. However, we continued to maintain our position in these securities because of their additional yield and because they have historically outperformed other types of bonds with equivalent durations. They have also done very well during a period when the yield curve flattens.

      Lower-quality securities continued to benefit from improving credit quality and strong demand. However, the additional yield offered by these lower-tier credits has declined significantly. In those cases where we believed the bonds no longer offered high-enough yields to compensate us for their risk, we reduced our exposure accordingly. We began to become especially cautious about corporate-backed and certain health care bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Fund's duration will remain relatively close to its benchmark, unless there is a major movement in interest rates. Although the Federal Reserve Board is expected to further increase short-term interest rates, much of this expectation is already reflected in current yields.

      During the next several months, we believe that some caution may be warranted within the lower quality sectors. The additional yield that investors earn for owning many of these credits are now at historically low levels. Investors have already become cautious within the taxable corporate bond market, and we believe it is only a matter of time before some of this caution spills over into the municipal bond sector. If the yield curve continues to flatten, we will likely sell some of our variable-rate cash equivalents and reinvest the proceeds in longer-maturity securities. A flatter yield curve is generally an indication that the economy may be slowing and therefore we would look to "lock in" some higher yields.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND.

A portion of the Fund's  income may be subject to federal,  state  and/or  local
income  taxes  or  the  alternative   minimum  tax  (AMT).   Any  capital  gains
distributions may be taxable.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C, Administrator Class, and Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, its predecessor fund, adjusted for the Class A, Class B, and Class C shares to reflect the fees and expenses of each Class. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the classes do not have the same expenses.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class A                  (1.99)      6.89     5.50      4.72     2.63      11.92    6.48      5.20
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class B                  (2.74)      6.10     5.41      4.44     2.26      11.10    5.73      4.44
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class C                   1.26      10.10     5.73      4.44     2.26      11.10    5.73      4.44
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund
   - Administrator Class                                                               2.67      11.98    6.51      5.27
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund
   - Investor Class                                                                    2.68      11.98    6.51      5.27
-------------------------------------------------------------------------------------------------------------------------
Benchmark
  Lehman Brothers Municipal Bond Index(2)                                              1.93       6.81    7.04      6.48
-------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   4.18%
--------------------------------------------------------------------------------
Weighted Average Life                                               13.5 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           6.8 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          49%
--------------------------------------------------------------------------------
Net Asset Value (NAV)
(Class A, B, C, Admin, Inv)                  $9.52, $9.52, $9.52, $9.52, $9.52
--------------------------------------------------------------------------------
30-Day SEC Yield(5)
(Class A, B, C, Admin, Inv)                   3.46%, 2.88%, 2.88%, 3.99%, 3.67%
--------------------------------------------------------------------------------
Distribution Rate(6)
(Class A, B, C, Admin, Inv)                   2.99%, 2.63%, 2.63%, 3.42%, 4.46%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7)
(Class A, B, C, Admin, Inv)                   5.32%, 4.43%, 4.43%, 6.14%, 5.65%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                         12.77%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)(AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE MUNICIPAL     LEHMAN BROTHERS
                      BOND FUND - INVESTOR CLASS      MUNICIPAL BOND INDEX
                      --------------------------      --------------------
     4/30/1995                 10,000                        10,000
     5/31/1995                 10,025                        10,319
     6/30/1995                  9,977                        10,229
     7/31/1995                 10,084                        10,326
     8/31/1995                 10,088                        10,457
     9/30/1995                 10,112                        10,523
    10/31/1995                 10,254                        10,676
    11/30/1995                 10,385                        10,853
    12/31/1995                 10,555                        10,957
     1/31/1996                 10,602                        11,040
     2/29/1996                 10,440                        10,966
     3/31/1996                 10,260                        10,825
     4/30/1996                 10,200                        10,795
     5/31/1996                 10,219                        10,791
     6/30/1996                 10,290                        10,908
     7/31/1996                 10,339                        11,007
     8/31/1996                 10,332                        11,004
     9/30/1996                 10,478                        11,158
    10/31/1996                 10,619                        11,285
    11/30/1996                 10,820                        11,491
    12/31/1996                 10,812                        11,443
     1/31/1997                 10,829                        11,464
     2/28/1997                 10,935                        11,569
     3/31/1997                 10,806                        11,415
     4/30/1997                 10,904                        11,511
     5/31/1997                 11,088                        11,684
     6/30/1997                 11,280                        11,808
     7/31/1997                 11,643                        12,136
     8/31/1997                 11,550                        12,022
     9/30/1997                 11,708                        12,164
    10/31/1997                 11,812                        12,243
    11/30/1997                 11,908                        12,315
    12/31/1997                 12,122                        12,494
     1/31/1998                 12,260                        12,623
     2/28/1998                 12,284                        12,627
     3/31/1998                 12,298                        12,638
     4/30/1998                 12,276                        12,581
     5/31/1998                 12,443                        12,780
     6/30/1998                 12,497                        12,831
     7/31/1998                 12,542                        12,863
     8/31/1998                 12,721                        13,062
     9/30/1998                 12,851                        13,224
    10/31/1998                 12,819                        13,224
    11/30/1998                 12,871                        13,270
    12/31/1998                 12,932                        13,304
     1/31/1999                 13,060                        13,462
     2/28/1999                 13,032                        13,403
     3/31/1999                 13,062                        13,422
     4/30/1999                 13,120                        13,455
     5/31/1999                 13,028                        13,377
     6/30/1999                 12,791                        13,185
     7/31/1999                 12,810                        13,233
     8/31/1999                 12,598                        13,127
     9/30/1999                 12,545                        13,132
    10/31/1999                 12,237                        12,990
    11/30/1999                 12,333                        13,128
    12/31/1999                 12,094                        13,030
     1/31/2000                 11,793                        12,974
     2/29/2000                 11,942                        13,124
     3/31/2000                 12,249                        13,411
     4/30/2000                 12,190                        13,332
     5/31/2000                 12,081                        13,263
     6/30/2000                 12,310                        13,614
     7/31/2000                 12,364                        13,803
     8/31/2000                 12,489                        14,016
     9/30/2000                 12,445                        13,943
    10/31/2000                 12,313                        14,095
    11/30/2000                 12,295                        14,202
    12/31/2000                 12,496                        14,553
     1/31/2001                 12,693                        14,697
     2/28/2001                 12,699                        14,744
     3/31/2001                 12,798                        14,876
     4/30/2001                 12,717                        14,715
     5/31/2001                 12,828                        14,873
     6/30/2001                 12,937                        14,973
     7/31/2001                 13,087                        15,194
     8/31/2001                 13,256                        15,445
     9/30/2001                 13,207                        15,393
    10/31/2001                 13,374                        15,576
    11/30/2001                 13,245                        15,445
    12/31/2001                 13,083                        15,299
     1/31/2002                 13,268                        15,564
     2/28/2002                 13,406                        15,752
     3/31/2002                 13,196                        15,443
     4/30/2002                 13,366                        15,745
     5/31/2002                 13,449                        15,841
     6/30/2002                 13,584                        16,008
     7/31/2002                 13,801                        16,214
     8/31/2002                 13,880                        16,409
     9/30/2002                 14,015                        16,768
    10/31/2002                 13,700                        16,490
    11/30/2002                 13,688                        16,422
    12/31/2002                 13,929                        16,768
     1/31/2003                 13,857                        16,726
     2/28/2003                 14,047                        16,960
     3/31/2003                 14,015                        16,970
     4/30/2003                 14,162                        17,082
     5/31/2003                 14,491                        17,482
     6/30/2003                 14,492                        17,407
     7/31/2003                 14,143                        16,798
     8/31/2003                 14,232                        16,924
     9/30/2003                 14,593                        17,421
    10/31/2003                 14,594                        17,333
    11/30/2003                 14,777                        17,514
    12/31/2003                 14,865                        17,659
     1/31/2004                 14,950                        17,760
     2/29/2004                 15,234                        18,028
     3/31/2004                 15,194                        17,965
     4/30/2004                 14,922                        17,539
     5/31/2004                 14,945                        17,476
     6/30/2004                 15,022                        17,539
     7/31/2004                 15,289                        17,770
     8/31/2004                 15,570                        18,126
     9/30/2004                 16,091                        18,222
    10/31/2004                 16,275                        18,379
    11/30/2004                 16,177                        18,228
    12/31/2004                 16,395                        18,450
     1/31/2005                 16,572                        18,623
     2/28/2005                 16,555                        18,561
     3/31/2005                 16,510                        18,444
     4/30/2005                 16,711                        18,735

CREDIT QUALITY(3),(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                         0.44%
AA                                          0.24%
BBB                                         0.14%
A                                           0.18%

MATURITY DISTRIBUTION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                    0.06%
2-5 Years                                   0.52%
6-10 Years                                  0.39%
11-20 Years                                 0.0@%
21+ Years                                   0.01%

--------------------------------------------------------------------------------

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of BAA. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND Class A and Investor Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                  SUB-ADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             INCEPTION DATE
  Lyle J. Fitterer, CFA, CPA               12/31/1991

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.11%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers Municipal 3-Year Bond Index(2), which returned (0.34)% during the same period.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Federal Reserve Board (the Fed) continued its "measured" pace of interest rate hikes, which pushed short and intermediate municipal bond yields higher. Bonds with maturities of five years and fewer rose the most. The Fund's modest barbell structure--emphasizing floating-rate cash equivalents and bonds with four- to six-year maturities while underweighting issues in the one- to three-year range--proved beneficial. The Fund also benefited from its lower overall sensitivity to interest rate movements, as measured by its shorter duration relative to its benchmark index.

      Better credit fundamentals and strong demand helped boost the Fund's investments in lower-quality securities. As the economy strengthened, so too did the creditworthiness of many lower-quality municipal bonds. Meanwhile, demand for those lower-quality municipals remained robust as investors sought out higher yields in a still-low interest rate environment. In particular, we saw gains from our corporate-backed municipals and health care holdings.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As lower-quality securities performed better, their yields declined to the point where we believed that in some cases we weren't getting compensated for taking on increased credit risk. That, coupled with corporations' apparent interest in benefiting equity owners at the expense of improving their overall credit quality, helps to explain why we sold some corporate-backed securities. With that said, credit fundamentals within the overall municipal market probably will continue to improve over the next six to 12 months as the impact of higher tax revenues is felt. Furthermore, we've maintained a foothold, albeit a smaller one, in the lower-quality tiers of the market.

      We also reduced our exposure to New York and California bonds. Even though the credit fundamentals of both states continue to improve, their bond yields relative to those of other states have compressed, and we think there are better investment opportunities elsewhere.

      We began the process of upgrading the Fund's credit quality, which helped offset the lower overall credit quality of the securities the Fund absorbed when the Strong Short-Term High Yield Municipal Fund merged into it in April 2005. The combined Fund's average credit quality is still "A" and we have less than 10% of the Fund invested in non-investment grade bonds. Over the next 6 months, we expect to continue selling lower quality bonds and buying higher quality bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect the Fed to be successful in controlling inflation. Although short-term interest rates may continue to rise in the near term, we are likely to view that as an opportunity to increase the Fund's interest rate sensitivity.

      We will continue to manage the Fund with an eye toward maximizing long-term total return. It's possible that yields on lower-quality bonds may stay at compressed levels for a while. But if we wait until credit fundamentals begin to deteriorate, it may be too late to sell. So we'll be watching for opportunities to upgrade the Fund's credit quality, selling lower-quality holdings and locking in their recent strong performance, as we look elsewhere for opportunities that we believe offer a more attractive balance between risk and reward.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL
INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------
The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND.

A portion of the Fund's  income may be subject to federal,  state  and/or  local
income  taxes  or  the  alternative   minimum  tax  (AMT).   Any  capital  gains
distributions may be taxable.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund -
Class C                                         (0.45)     1.31     3.15      3.23       0.55     2.31     3.15      3.23
-------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund -
Investor Class                                                                           1.11     3.46     4.40      4.48
-------------------------------------------------------------------------------------------------------------------------
Benchmark
   Lehman Brothers Municipal 3-Year Bond Index(2)                                       (0.34)    1.62     4.51      4.62

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.32%
--------------------------------------------------------------------------------
Weighted Average Life                                                 1.8 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            1.6 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           53%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv)                               $9.80, $9.81
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Class C, Inv)                                  2.33%, 3.26%
--------------------------------------------------------------------------------
Distribution Rate(6) (Class C, Inv)                                 1.99%, 2.99%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Class C, Inv)                 3.58 %, 5.02%,
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                          23.42%

GROWTH OF $10,0000 INVESTMENT(9) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE SHORT-TERM     LEHMAN BROTHERS
                         MUNICIPAL BOND FUND -          3-YEAR MUNICIPAL
                           INVESTOR CLASS                  BOND INDEX
                           --------------                  ----------
     4/30/1995                10,000                         10,000
     5/31/1995                 9,978                         10,153
     6/30/1995                 9,938                         10,178
     7/31/1995                10,090                         10,285
     8/31/1995                10,152                         10,365
     9/30/1995                10,175                         10,395
    10/31/1995                10,206                         10,444
    11/30/1995                10,248                         10,511
    12/31/1995                10,314                         10,554
     1/31/1996                10,376                         10,637
     2/29/1996                10,365                         10,639
     3/31/1996                10,362                         10,613
     4/30/1996                10,376                         10,626
     5/31/1996                10,399                         10,636
     6/30/1996                10,458                         10,699
     7/31/1996                10,513                         10,759
     8/31/1996                10,562                         10,774
     9/30/1996                10,625                         10,840
    10/31/1996                10,703                         10,915
    11/30/1996                10,792                         11,018
    12/31/1996                10,816                         11,023
     1/31/1997                10,876                         11,071
     2/28/1997                10,939                         11,125
     3/31/1997                10,903                         11,067
     4/30/1997                10,971                         11,115
     5/31/1997                11,054                         11,205
     6/30/1997                11,131                         11,271
     7/31/1997                11,281                         11,405
     8/31/1997                11,271                         11,383
     9/30/1997                11,356                         11,464
    10/31/1997                11,405                         11,515
    11/30/1997                11,459                         11,548
    12/31/1997                11,566                         11,627
     1/31/1998                11,638                         11,704
     2/28/1998                11,670                         11,728
     3/31/1998                11,706                         11,747
     4/30/1998                11,718                         11,731
     5/31/1998                11,802                         11,839
     6/30/1998                11,851                         11,879
     7/31/1998                11,903                         11,922
     8/31/1998                11,985                         12,038
     9/30/1998                12,080                         12,114
    10/31/1998                12,107                         12,173
    11/30/1998                12,142                         12,203
    12/31/1998                12,208                         12,232
     1/31/1999                12,301                         12,343
     2/28/1999                12,333                         12,357
     3/31/1999                12,369                         12,367
     4/30/1999                12,419                         12,405
     5/31/1999                12,402                         12,387
     6/30/1999                12,274                         12,313
     7/31/1999                12,323                         12,375
     8/31/1999                12,319                         12,390
     9/30/1999                12,342                         12,436
    10/31/1999                12,314                         12,438
    11/30/1999                12,374                         12,492
    12/31/1999                12,351                         12,472
     1/31/2000                12,320                         12,495
     2/29/2000                12,379                         12,534
     3/31/2000                12,485                         12,599
     4/30/2000                12,492                         12,600
     5/31/2000                12,478                         12,613
     6/30/2000                12,596                         12,773
     7/31/2000                12,670                         12,876
     8/31/2000                12,765                         12,974
     9/30/2000                12,804                         12,978
    10/31/2000                12,843                         13,050
    11/30/2000                12,867                         13,104
    12/31/2000                12,974                         13,250
     1/31/2001                13,077                         13,451
     2/28/2001                13,099                         13,503
     3/31/2001                13,181                         13,598
     4/30/2001                13,191                         13,578
     5/31/2001                13,284                         13,702
     6/30/2001                13,350                         13,763
     7/31/2001                13,454                         13,875
     8/31/2001                13,574                         14,019
     9/30/2001                13,574                         14,090
    10/31/2001                13,662                         14,180
    11/30/2001                13,669                         14,136
    12/31/2001                13,645                         14,123
     1/31/2002                13,762                         14,302
     2/28/2002                13,864                         14,410
     3/31/2002                13,770                         14,195
     4/30/2002                13,906                         14,403
     5/31/2002                13,944                         14,487
     6/30/2002                14,045                         14,612
     7/31/2002                14,120                         14,725
     8/31/2002                14,198                         14,820
     9/30/2002                14,271                         14,936
    10/31/2002                14,143                         14,855
    11/30/2002                14,205                         14,858
    12/31/2002                14,338                         15,072
     1/31/2003                14,386                         15,119
     2/28/2003                14,473                         15,217
     3/31/2003                14,472                         15,199
     4/30/2003                14,531                         15,241
     5/31/2003                14,679                         15,358
     6/30/2003                14,734                         15,334
     7/31/2003                14,643                         15,196
     8/31/2003                14,700                         15,273
     9/30/2003                14,813                         15,502
    10/31/2003                14,825                         15,429
    11/30/2003                14,890                         15,443
    12/31/2003                14,915                         15,476
     1/31/2004                14,954                         15,529
     2/29/2004                15,020                         15,662
     3/31/2004                15,028                         15,619
     4/30/2004                14,976                         15,462
     5/31/2004                14,938                         15,401
     6/30/2004                14,994                         15,428
     7/31/2004                15,099                         15,541
     8/31/2004                15,215                         15,705
     9/30/2004                15,253                         15,723
    10/31/2004                15,324                         15,767
    11/30/2004                15,315                         15,691
    12/31/2004                15,393                         15,752
     1/31/2005                15,413                         15,731
     2/28/2005                15,449                         15,685
     3/31/2005                15,456                         15,634
     4/30/2005                15,494                         15,713

CREDIT QUALITY(3),(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                         0.44%
AA                                          0.10%
A                                           0.12%
BBB                                         0.25%
BB                                          0.07%
B                                           0.02%

MATURITY DISTRIBUTION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                   0.09%
2-5 Years                                   0.27%
6-10 Years                                  0.41%
11-20 Years                                 0.16%
21+ Years                                   0.07%

--------------------------------------------------------------------------------

Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND for periods prior to April 11, 2005, reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Class C shares of the Fund for periods prior to January 31, 2003, reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect the contingent deferred sales charge and the different expenses of the Class C shares.

(2) Lehman Brothers Municipal 3-Year Bond Index is the 3-year (2-4) component of the Municipal Bond index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND Investor Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the
Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                  SUB-ADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             INCEPTION DATE
  Lyle J. Fitterer, CFA, CPA               11/30/1995

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (0.24)%(1) for the six-month period ended April 30, 2005, underperforming its benchmark, the Lehman Brothers Municipal 1-Year Bond Index(2), which returned 0.21% during the same period.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our decision to liquidate at a substantial loss one of our multi-family housing bonds detracted from Fund performance and was the primary reason why it lagged its benchmark. After a series of efforts to improve the performance of the properties that supported these bonds, we recently determined that significant, additional capital would need to be injected into the deal for repairs and maintenance. Therefore, we believed the best course of action was to sell our holding during a period in which strong demand for distressed housing bonds helped to increase the liquidity of the bonds.

      Apart from that isolated bond, most of the other strategies we pursued worked favorably. The Federal Reserve Board (the Fed) continued its "measured" pace of interest rate hikes, which pushed short and intermediate municipal bond yields higher. Bonds with maturities of five years and fewer rose the most. The Fund's modest barbell structure--emphasizing floating-rate cash equivalents and bonds with three- to four-year maturities while underweighting issues in the one- to two-year range--proved beneficial. The Fund also benefited from its lower overall sensitivity to interest rate movements, as measured by its shorter duration relative to its benchmark index.

      Better credit fundamentals and strong demand helped boost the Fund's investments in lower-quality securities. As the economy strengthened, so too did the creditworthiness of many lower-quality municipal bonds. Meanwhile, demand for those lower-quality municipals remained robust as investors sought out higher yields in a still-low interest rate environment. In particular, we saw gains from our corporate-backed municipals and health care holdings.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As lower-quality securities performed better, their yields declined to the point where we felt that in some cases we weren't getting compensated for taking on increased credit risk. Furthermore, we are starting to see signs that some corporations are starting to focus on enhancing their equity performance which may lead to increased leverage--a concern of bondholders. For these reasons, we sold some corporate-backed securities. We also reduced our exposure to New York and California bonds, which, despite their improving credit fundamentals, have become less attractive in our opinion as their yields have declined relative to other sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect the Fed to be successful in controlling inflation. Although short-term interest rates may continue to rise in the near term, we are likely to view that as an opportunity to increase the Fund's interest rate sensitivity.

      We will continue to manage the Fund with an eye toward maximizing long-term total return. It's possible that yields on lower-quality bonds may stay at compressed levels for a while. But if we wait until credit fundamentals begin to deteriorate, it may be too late to sell. So we'll be watching for potential opportunities to upgrade the Fund's credit quality, selling lower-quality holdings and locking in their recent strong performance, as we look elsewhere for opportunities that we believe offer a more attractive balance between risk and reward.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND.

A portion of the Fund's  income may be subject to federal,  state  and/or  local
income  taxes  or  the  alternative   minimum  tax  (AMT).   Any  capital  gains
distributions may be taxable.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Municipal Income Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performances shown for the Advisor Class shares of the Fund for periods prior to October 2, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to July 31, 2000, reflects the performance of the predecessor fund's Investor Class shares and has not been restated for the lower expense ratio of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                                               Excluding Sales Charge
                                                                                     -----------------------------------------
                                                                                     6-Month*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Advisor Class (incept. 11/30/1995)           (0.39)      0.30     1.94       2.83
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Institutional Class (incept. 11/30/1995)     (0.07)      1.00     2.69       3.48
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Investor Class (incept. 11/30/1995)          (0.24)      0.65     2.37       3.30
------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal 1-Year Bond Index(2)                                       0.21       0.90     3.29       3.70
------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    3.96%
--------------------------------------------------------------------------------
Weighted Average Life                                                 0.6 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            0.5 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           25%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv Class)                $4.76, $4.76, $4.76
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Adv, Inst, Inv Class)                   2.84%, 3.26%, 2.94%
--------------------------------------------------------------------------------
Distribution Rate(6) (Adv, Inst, Inv Class)                  2.55%, 2.80%, 2.53%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7)
(Adv, Inst, Inv Class)                                       4.37%, 5.02%, 4.52%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                          17.82%

GROWTH OF $10,000 INVESTMENT(9) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE ULTRA       LEHMAN BROTHERS
                    SHORT-TERM MUNICIPAL INCOME FUND    1-YEAR MUNICIPAL
                            - INVESTOR CLASS               BOND INDEX
                            ----------------               ----------
    11/30/1995                   10,000                      10,000
    12/31/1995                   10,086                      10,038
     1/31/1996                   10,118                      10,095
     2/29/1996                   10,141                      10,120
     3/31/1996                   10,138                      10,126
     4/30/1996                   10,173                      10,150
     5/31/1996                   10,225                      10,176
     6/30/1996                   10,272                      10,226
     7/31/1996                   10,335                      10,269
     8/31/1996                   10,382                      10,289
     9/30/1996                   10,444                      10,335
    10/31/1996                   10,488                      10,388
    11/30/1996                   10,532                      10,451
    12/31/1996                   10,577                      10,473
     1/31/1997                   10,623                      10,534
     2/28/1997                   10,663                      10,568
     3/31/1997                   10,681                      10,562
     4/30/1997                   10,702                      10,605
     5/31/1997                   10,769                      10,658
     6/30/1997                   10,831                      10,701
     7/31/1997                   10,893                      10,767
     8/31/1997                   10,913                      10,780
     9/30/1997                   10,973                      10,835
    10/31/1997                   11,016                      10,877
    11/30/1997                   11,052                      10,910
    12/31/1997                   11,117                      10,959
     1/31/1998                   11,181                      11,017
     2/28/1998                   11,195                      11,055
     3/31/1998                   11,235                      11,087
     4/30/1998                   11,255                      11,100
     5/31/1998                   11,320                      11,158
     6/30/1998                   11,360                      11,199
     7/31/1998                   11,403                      11,237
     8/31/1998                   11,462                      11,305
     9/30/1998                   11,502                      11,359
    10/31/1998                   11,544                      11,413
    11/30/1998                   11,581                      11,447
    12/31/1998                   11,626                      11,479
     1/31/1999                   11,661                      11,543
     2/28/1999                   11,695                      11,585
     3/31/1999                   11,734                      11,595
     4/30/1999                   11,776                      11,621
     5/31/1999                   11,792                      11,643
     6/30/1999                   11,809                      11,633
     7/31/1999                   11,853                      11,675
     8/31/1999                   11,870                      11,703
     9/30/1999                   11,888                      11,743
    10/31/1999                   11,907                      11,768
    11/30/1999                   11,950                      11,805
    12/31/1999                   11,974                      11,814
     1/31/2000                   11,968                      11,860
     2/29/2000                   12,011                      11,895
     3/31/2000                   12,060                      11,947
     4/30/2000                   12,078                      11,976
     5/31/2000                   12,079                      11,995
     6/30/2000                   12,153                      12,093
     7/31/2000                   12,223                      12,160
     8/31/2000                   12,270                      12,223
     9/30/2000                   12,294                      12,250
    10/31/2000                   12,368                      12,308
    11/30/2000                   12,392                      12,354
    12/31/2000                   12,444                      12,446
     1/31/2001                   12,490                      12,594
     2/28/2001                   12,532                      12,635
     3/31/2001                   12,580                      12,700
     4/30/2001                   12,625                      12,724
     5/31/2001                   12,671                      12,814
     6/30/2001                   12,715                      12,865
     7/31/2001                   12,755                      12,921
     8/31/2001                   12,772                      13,000
     9/30/2001                   12,830                      13,063
    10/31/2001                   12,866                      13,120
    11/30/2001                   12,826                      13,132
    12/31/2001                   12,836                      13,165
     1/31/2002                   12,871                      13,272
     2/28/2002                   12,904                      13,319
     3/31/2002                   12,885                      13,226
     4/30/2002                   12,918                      13,327
     5/31/2002                   12,955                      13,386
     6/30/2002                   13,013                      13,451
     7/31/2002                   13,048                      13,500
     8/31/2002                   13,086                      13,546
     9/30/2002                   13,143                      13,576
    10/31/2002                   13,122                      13,557
    11/30/2002                   13,157                      13,586
    12/31/2002                   13,189                      13,672
     1/31/2003                   13,223                      13,704
     2/28/2003                   13,280                      13,738
     3/31/2003                   13,282                      13,738
     4/30/2003                   13,312                      13,754
     5/31/2003                   13,370                      13,798
     6/30/2003                   13,394                      13,816
     7/31/2003                   13,391                      13,811
     8/31/2003                   13,417                      13,829
     9/30/2003                   13,411                      13,893
    10/31/2003                   13,434                      13,878
    11/30/2003                   13,457                      13,891
    12/31/2003                   13,481                      13,907
     1/31/2004                   13,507                      13,936
     2/29/2004                   13,499                      13,986
     3/31/2004                   13,465                      13,987
     4/30/2004                   13,489                      13,954
     5/31/2004                   13,485                      13,932
     6/30/2004                   13,510                      13,945
     7/31/2004                   13,535                      14,000
     8/31/2004                   13,586                      14,059
     9/30/2004                   13,582                      14,051
    10/31/2004                   13,609                      14,051
    11/30/2004                   13,522                      14,033
    12/31/2004                   13,580                      14,054
     1/31/2005                   13,609                      14,065
     2/28/2005                   13,608                      14,063
     3/31/2005                   13,634                      14,052
     4/30/2005                   13,577                      14,080

CREDIT QUALITY(3)(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                         0.14%
AA                                          0.19%
A                                           0.31%
BBB                                         0.29%
BB                                          0.05%
B                                           0.01%
Cash                                        0.01%

MATURITY DISTRIBUTION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                   0.92%
2-5 Years                                   0.08%

--------------------------------------------------------------------------------

(2) Lehman Brothers Municipal 1-Year Bond Index is the 1-year (1-2) component of the Municipal Bond index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND Investor Class shares for the life of the Fund with the Lehman Brothers Municipal 1-Year Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Wisconsin individual income tax, without assuming undue risk.

ADVISER                                  SUB-ADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             INCEPTION DATE
  Lyle J. Fitterer, CFA, CPA               4/06/2001

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.97%(1) for the six-month period ended April 30, 2005, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 1.93% during the same period.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES,  THE  MAXIMUM  CONTINGENT  DEFERRED  SALES  CHARGE IS 1.00%.
PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      As expected, rising short-term interest rates lifted yields on short and intermediate municipal bonds. Bonds with maturities of five years and fewer rose the most. The Fund's modest barbell structure--emphasizing floating-rate cash equivalents and intermediate bonds while underweighting bonds with two- to five-year maturities--proved beneficial.

      Demand for lower-quality credits remained strong, thanks to continued low interest rates and favorable economic conditions at both the state and national level. Rising home values in many areas of Wisconsin helped boost property tax collections while economic strength bolstered income, corporate, and sales tax revenue receipts. This trend helped to improve the credit quality of several of our lower-quality holdings, managing to hold their prices steady or even rise.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In a climate of rising short-term interest rates, it helped the Fund's performance to have a duration shorter than the benchmark. To maintain our desired duration, we sold U.S. Treasury futures, rather than municipal bonds. This strategy was based on historical trends--when interest rates are rising, municipal securities have typically outperformed U.S. Treasuries. Although this is not always the case, the past six months fit the historical pattern nicely.

      We maintained exposure to zero-coupon bonds with maturities of less than 20 years. These did not perform well during the period because their longer duration and relatively high volatility made them vulnerable to rising rates. However, we continued to maintain our position in these securities because of their additional yield and because they have historically outperformed other types of bonds with equivalent durations.

      Lower-quality securities continued to benefit from improving credit quality and strong demand. However, the additional yield offered by these lower-tier credits has declined significantly. In those cases where we believed the bonds no longer offered high-enough yields to compensate us for their risk, we reduced our exposure accordingly.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Fund's duration will remain relatively close to its benchmark, unless there is a major movement in interest rates. Although the Federal Reserve Board is expected to further increase short-term interest rates, much of this expectation is already reflected in current yields.

      During the next several months, we believe that some caution may be warranted within the lower quality sectors. The additional yield that investors earn for owning many of these credits are now at historically low levels. Investors have already become cautious within the taxable corporate bond market, and we believe it is only a matter of time before some of this caution spills over into the municipal bond sector.

      We will continue to seek opportunities, when available and priced appropriately, in Wisconsin issuers rather than securities issued in U.S. territories such as Puerto Rico, which are exempt from both state and federal income taxes. If the yield curve continues to flatten, we will likely sell some of our variable-rate cash equivalents and reinvest the proceeds in longer-maturity securities. A flat yield curve has historically been a good indicator that rates have actually peaked and we may want to "lock-in" some higher yields by buying these longer securities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD RISK, MUNICIPAL SECURITIES RISK AND STATE OF WISCONSIN RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of April 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND.

A portion of the Fund's  income may be subject to federal,  state  and/or  local
income  taxes  or  the  alternative   minimum  tax  (AMT).   Any  capital  gains
distributions may be taxable.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

                                                                Including Sales Charge             Excluding Sales Charge
                                                              ---------------------------       ---------------------------
                                                                                  Life of                           Life of
                                                              6-Month*   1-Year     Fund        6-Month*   1-Year     Fund
---------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund -  Class C (incept. 4/06/2001)           0.43     4.40     5.13           1.43      5.40      5.13
---------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund - Investor Class (incept. 4/06/2001)                                      1.97      6.54      6.49
---------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index(2)                                                         1.93      6.81      5.81

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.32%
--------------------------------------------------------------------------------
Weighted Average Life                                                 6.3 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            6.7 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           16%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv)                              $10.63, $10.63
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Class C, Inv)                                  2.57%, 3.40%
--------------------------------------------------------------------------------
Distribution Rate(6)  (Class C, Inv)                                3.05%, 3.91%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Class C, Inv)                   4.41%, 5.84%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                           6.10%

GROWTH OF $10,000 INVESTMENT(9) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE WISCONSIN        LEHMAN BROTHERS
                  TAX-FREE FUND - INVESTOR CLASS      MUNICIPAL BOND INDEX
                  ------------------------------      --------------------
      4/6/2001                10,000                         10,000
     4/30/2001                 9,975                          9,892
     5/31/2001                10,127                          9,998
     6/30/2001                10,219                         10,065
     7/31/2001                10,359                         10,214
     8/31/2001                10,515                         10,382
     9/30/2001                10,500                         10,348
    10/31/2001                10,636                         10,471
    11/30/2001                10,568                         10,383
    12/31/2001                10,494                         10,284
     1/31/2002                10,647                         10,463
     2/28/2002                10,778                         10,589
     3/31/2002                10,592                         10,381
     4/30/2002                10,834                         10,584
     5/31/2002                10,902                         10,648
     6/30/2002                11,016                         10,761
     7/31/2002                11,176                         10,899
     8/31/2002                11,304                         11,031
     9/30/2002                11,532                         11,272
    10/31/2002                11,360                         11,085
    11/30/2002                11,316                         11,039
    12/31/2002                11,542                         11,272
     1/31/2003                11,521                         11,244
     2/28/2003                11,679                         11,401
     3/31/2003                11,728                         11,408
     4/30/2003                11,824                         11,483
     5/31/2003                12,094                         11,752
     6/30/2003                12,053                         11,702
     7/31/2003                11,639                         11,292
     8/31/2003                11,713                         11,377
     9/30/2003                12,028                         11,711
    10/31/2003                11,980                         11,652
    11/30/2003                12,097                         11,774
    12/31/2003                12,192                         11,871
     1/31/2004                12,245                         11,939
     2/29/2004                12,385                         12,119
     3/31/2004                12,348                         12,077
     4/30/2004                12,119                         11,791
     5/31/2004                12,089                         11,748
     6/30/2004                12,130                         11,791
     7/31/2004                12,278                         11,946
     8/31/2004                12,482                         12,185
     9/30/2004                12,548                         12,250
    10/31/2004                12,662                         12,355
    11/30/2004                12,575                         12,253
    12/31/2004                12,718                         12,403
     1/31/2005                12,820                         12,519
     2/28/2005                12,776                         12,477
     3/31/2005                12,736                         12,398
     4/30/2005                12,911                         12,594

CREDIT QUALITY(3),(4) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                          41%
AA                                            4%
A                                            19%
BBB                                          30%
BB                                            6%

MATURITY DISTRIBUTION(3) (AS OF APRIL 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                    18%
2-5 Years                                    35%
6-10 Years                                   40%
11-20 Years                                   3%
21+ Years                                     4%

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND for the periods prior to April 11, 2005, reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Wisconsin Tax-Free Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS. Performance shown for the Class C shares of the Fund for the period prior to December 26, 2002, reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect contingent deferred sales charge and the different expenses of the Class C shares.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.75%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND Investor Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning       Ending
                                                                    Account        Account       Expenses      Net Annual
                                                                     Value          Value       Paid During     Expense
                                                                   11/1/2004      4/30/2005    the Period(1)      Ratio
Intermediate Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund - Investor Class
Actual                                                             $1,000.00      $1,013.60        $2.60          0.52%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,022.22        $2.61          0.52%
Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class A
Actual(2)                                                          $1,000.00      $1,012.10        $0.50          0.90%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,020.33        $4.51          0.90%
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class B
Actual(2)                                                          $1,000.00      $1,011.70        $0.93          1.69%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,016.41        $8.45          1.69%
-------------------------------------------------------------------------------------------------------------------------
 Municipal Bond Fund - Class C
Actual(2)                                                          $1,000.00      $1,011.70        $0.93          1.69%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,016.41        $8.45          1.69%
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Administrator Class
Actual(2)                                                          $1,000.00      $1,022.41        $2.41          0.48%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,002.48        $0.26          0.48%
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Investor Class
Actual                                                             $1,000.00      $1,026.80        $4.02          0.80%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,020.83        $4.01          0.80%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                   Beginning       Ending
                                                                    Account        Account       Expenses      Net Annual
                                                                     Value          Value       Paid During     Expense
                                                                   11/1/2004      4/30/2005    the Period(1)     Ratio
Short-Term Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Class C
Actual                                                             $1,000.00      $1,005.50        $8.80          1.77%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,016.02        $8.85          1.77%
-------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Investor Class
Actual                                                             $1,000.00      $1,011.10        $3.34          0.67%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,021.47        $3.36          0.67%
Ultra Short-Term Municipal Income Fund
-------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Advisor Class
Actual                                                             $1,000.00        $996.10        $5.39          1.09%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,019.39        $5.46          1.09%
-------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Institutional Class
Actual                                                             $1,000.00        $999.30        $2.03          0.41%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,022.76        $2.06          0.41%
-------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Investor Class
Actual                                                             $1,000.00        $997.60        $3.76          0.76%
Hypothetical
-------------------------------------------------------------------------------------------------------------------------
  (5% return before expenses)                                      $1,000.00      $1,021.03        $3.81          0.76%
Wisconsin Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax-Free Fund - Class C
Actual                                                             $1,000.00      $1,014.30        $7.44          1.49%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,017.41        $7.45          1.49%
-------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax-Free Fund - Investor Class
Actual                                                             $1,000.00      $1,019.70        $2.15          0.43%
-------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                      $1,000.00      $1,022.66        $2.16          0.43%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 20/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO APRIL 30, 2005).

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 100.21%

ALABAMA - 3.39%
$     450,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               MEDICAL CENTER HEALTH SYSTEM-A-1 (HEALTHCARE FACILITIES REVENUE LOC)          4.35%       11/15/2028    $    452,538
      835,000  JEFFERSON COUNTY AL SERIES A (SALES TAX REVENUE LOC)                          5.25        01/01/2011         908,204
      500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)^                          3.97        11/15/2012         474,660
      500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)^                          4.03        11/15/2013         474,760

                                                                                                                          2,310,162
                                                                                                                       ------------
ALASKA - 0.68%
      350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC REVENUE LOC)     6.00        07/01/2015         408,965
       55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (OTHER REVENUE LOC)            4.80        06/01/2011          55,547

                                                                                                                            464,512
                                                                                                                       ------------
ARIZONA - 0.60%
        5,000  MARICOPA COUNTY AZ IDA SAMARITAN HEALTH SERVICES SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)                                                       7.15        12/01/2005           5,132
      375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1 (PROPERTY TAX
               REVENUE LOC)                                                                  6.00        07/15/2013         404,681

                                                                                                                            409,813
                                                                                                                       ------------
CALIFORNIA - 3.53%
      265,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS O'CONNER WOODS
               OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                          5.40        11/01/2009         275,253
      800,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS (OTHER REVENUE LOC)                    4.60        07/01/2008         803,112
      125,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)@              5.00        03/01/2010         137,634
      125,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)               5.50        04/01/2011         139,325
      290,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B (OTHER
               REVENUE LOC)                                                                  5.50        06/01/2019         303,604
      350,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
               REVENUE LOC)                                                                  5.50        03/01/2008         354,791
      250,000  SOUTH ORANGE COUNTY CA PFA (OTHER REVENUE LOC)                                5.10        09/02/2010         271,800
      100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE LOC)             6.75        07/01/2013         119,851

                                                                                                                          2,405,370
                                                                                                                       ------------
COLORADO - 0.84%
      245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^                                          3.72        06/15/2012         197,764
      450,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^                                          4.05        06/15/2016         372,110

                                                                                                                            569,874
                                                                                                                       ------------
FLORIDA - 7.76%
    1,250,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-                                5.00        12/01/2028       1,250,000
      500,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  4.50        12/01/2011         519,615
      500,000  CAPITAL PROJECTS FINANCE AUTHORITY CAPITAL PROJECTS (COLLEGE AND
               UNIVERSITY REVENUE LOC)#                                                      5.50        10/01/2014         546,005
      600,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A (OTHER
               REVENUE LOC)                                                                 10.00        10/01/2033         677,550
      440,000  DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDREN'S HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@                                  5.00        02/01/2010         470,246

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
FLORIDA (CONTINUED)
$   1,000,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B
               (OTHER REVENUE LOC)+/-                                                        4.75%       12/01/2015    $  1,060,870
      665,000  ST LUCIE COUNTY FL (UTILITIES REVENUE LOC)                                    5.50        10/01/2016         760,979

                                                                                                                          5,285,265
                                                                                                                       ------------
GEORGIA - 0.43%
      255,000  COBB-MARIETTA GA COLISEUM & EXHIBIT HALL AUTHORITY (OTHER
               REVENUE LOC)                                                                  5.50        10/01/2018         293,273
                                                                                                                       ------------
IDAHO - 1.63%
    1,000,000  BOISE CITY ID URBAN RENEWAL AGENCY URBAN RENEWAL COUNTY COURTS
               (LEASE REVENUE LOC)@                                                          6.00        08/15/2023       1,111,670
                                                                                                                       ------------
ILLINOIS - 8.27%
      350,000  AURORA IL SERIES B (TAX REVENUE LOC)                                          4.90        12/30/2011         354,245
      300,000  CHICAGO IL BOARD OF EDUCATION CHICAGO SCHOOL REFORM (PROPERTY TAX
               REVENUE LOC)                                                                  6.25        12/01/2011         348,621
    1,000,000  CHICAGO IL GAS SUPPLY REVENUE PEOPLES GAS LIGHT & COKE SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      4.75        03/01/2030       1,040,440
      550,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE LOC)                            5.38        07/01/2013         598,862
      355,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
               OBLIGATION - SCHOOL DISTRICTS LOC)                                            8.75        12/01/2016         448,496
      250,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY MEDIUM TERM NORTHWESTERN
               UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                           5.10        11/01/2032         269,473
      750,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY MEDIUM TERM NORTHWESTERN
               UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                           5.15        11/01/2032         808,470
      390,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  5.25        12/01/2012         401,033
      330,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               FACILITIES SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)                      5.70        07/01/2012         342,748
      200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.50        07/01/2012         208,418
    1,000,000  MCHENRY & KANE COUNTIES IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT 158
               CAPITAL APPRECIATION SCHOOL BUILDING (PROPERTY TAX REVENUE LOC)^              3.79        01/01/2011         809,080

                                                                                                                          5,629,886
                                                                                                                       ------------
INDIANA - 0.97%
      350,000  INDIANA BOND BANK REVOLVING FUNDING PROGRAM SERIES A
               (OTHER REVENUE LOC)                                                           4.80        02/01/2013         363,892
      275,000  INDIANA BOND BANK SPECIAL PROGRAM SERIES A (OTHER REVENUE LOC)                5.60        02/01/2009         296,417

                                                                                                                            660,309
                                                                                                                       ------------
IOWA - 0.18%
      120,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX REVENUE LOC)        5.50        06/01/2012         125,431
                                                                                                                       ------------
KANSAS - 2.47%
      160,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.13        04/01/2012         180,840
      500,000  MANHATTAN KS COMMERCIAL DEVELOPMENT REVENUE HOLIDAY INN SUBSERIES B
               (LEASE REVENUE LOC)                                                          11.00        07/01/2016         806,695
      680,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT (SALES TAX
               REVENUE LOC)                                                                  4.15        08/01/2015         696,504

                                                                                                                          1,684,039
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS        PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MICHIGAN - 2.92%
$     350,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ST JOHN HOSPITAL & MEDICAL
               CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                    6.00%       05/15/2010    $    393,162
      500,000  MICHIGAN STATE STRATEGIC FUND LIMITED PORTER HILLS RADIAN INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       3.05        07/01/2028         500,000
    1,000,000  ROMEO MI COMMUNITY SCHOOL DISTRICT (EDUCATIONAL FACILITIES REVENUE LOC)       5.00        05/01/2012       1,096,640

                                                                                                                          1,989,802
                                                                                                                       ------------
MINNESOTA - 0.62%
      270,000  MINNEAPOLIS MN SAINT MARYS HOSPITAL & REHABILITATION (HEALTHCARE
               FACILITIES REVENUE LOC)                                                      10.00        06/01/2013         342,422
       75,000  ROSEVILLE MN INDEPENDENT SCHOOL DISTRICT NUMBER 623 SCHOOL DISTRICT
               CREDIT ENHANCEMENT PROGRAM SERIES A (PROPERTY TAX REVENUE LOC)                5.00        02/01/2017          80,157

                                                                                                                            422,579
                                                                                                                       ------------
MISSISSIPPI - 0.45%
      280,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT WATER & SEWER
               SYSTEMS PROJECT FSA INSURED (GENERAL OBLIGATION - BOND BANK LOC)              5.25        07/01/2011         308,445
                                                                                                                       ------------
MISSOURI - 1.50%
      100,000  CAPE GIRARDEAU COUNTY MO IDA SOUTHEAST HOSPITAL ASSOCIATION
               (HEALTHCARE FACILITIES REVENUE LOC)                                           3.63        06/01/2007         100,273
      360,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT
               (TAX REVENUE LOC)                                                             4.50        04/15/2016         360,500
      550,000  SAINT CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS (HOUSING
               REVENUE LOC)+/-@                                                              5.00        02/01/2029         562,958

                                                                                                                          1,023,731
                                                                                                                       ------------
MONTANA - 0.01%
        5,000  BILLINGS MT (TAX REVENUE LOC)                                                 3.80        03/01/2008           5,012
                                                                                                                       ------------
NEBRASKA - 1.67%
    1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES B (ELECTRIC REVENUE LOC)                6.15        02/01/2012       1,133,750
                                                                                                                       ------------
NEW HAMPSHIRE - 0.52%
    1,085,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.75        01/01/2025         355,717
                                                                                                                       ------------
NEW JERSEY - 1.10%
      750,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY WANAQUE CONVALESCENT CENTER
               PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 3.75        02/15/2012         748,395
                                                                                                                       ------------
NEW MEXICO - 1.45%
      920,000  UNIVERSITY OF NEW MEXICO HOSPITAL MORTGAGE (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.00        01/01/2016         986,350
                                                                                                                       ------------
NEW YORK - 15.86%
      100,000  NASSAU COUNTY NY IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)                     6.88        07/01/2010         105,899
      800,000  NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT (COLLEGE
               AND UNIVERSITY REVENUE LOC)                                                   5.25        03/01/2018         877,960
      550,000  NEW YORK NY SERIES A (PROPERTY TAX REVENUE LOC)                               5.25        08/01/2009         594,044
      500,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE LOC)                               5.75        08/01/2015         556,260
      500,000  NEW YORK NY SERIES C (PROPERTY TAX REVENUE LOC)                               5.25        08/01/2009         540,040

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (CONTINUED)
$     700,000  NEW YORK NY SUBSERIES C-3 CIFG INSURED (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)+/-@                                                          3.00%       08/15/2029    $    700,000
      400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
               (TAX REVENUE LOC)+/-                                                          5.25        02/01/2029         434,444
    1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
               FACILITIES (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                     5.00        11/01/2011       1,065,910
      750,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES C
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          7.50        07/01/2010         831,382
      500,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)                                                       6.00        08/15/2015         564,380
      500,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE AND
               UNIVERSITY REVENUE LOC)+/-@                                                   5.25        11/15/2023         546,690
      500,000  NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C
               (OTHER REVENUE LOC)                                                           4.00        01/01/2020         511,705
      100,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
               (OTHER REVENUE LOC)                                                           4.00        06/01/2012         105,010
      500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
               (OTHER REVENUE LOC)                                                           5.25        06/01/2013         535,075
      110,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.00        06/01/2011         112,694
      750,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.25        06/01/2013         796,898
    1,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.50        06/01/2015       1,635,030
      250,000  TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES Y
               (TOLL ROAD REVENUE LOC)                                                       5.50        01/01/2017         287,340

                                                                                                                         10,800,761
                                                                                                                       ------------
NORTH CAROLINA - 0.67%
      360,000  NORTH CAROLINA MEDICAL CARE COMMISSION HEALTH CARE HOUSING PROJECT
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  4.65        10/01/2014         355,878
       95,000  NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA ELECTRIC
               REVENUE (ELECTRIC REVENUE LOC)                                                7.25        01/01/2007         101,322

                                                                                                                            457,200
                                                                                                                       ------------
NORTH DAKOTA - 0.62%
      350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)               7.20        06/30/2013         421,435
                                                                                                                       ------------
OHIO - 3.16%
      410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.50        02/15/2012         447,216
      195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL APPRECIATION
               SERIES D (LEASE REVENUE LOC)                                                  6.25        07/01/2010         222,633
      500,000  OHIO STATE REFUNDING & IMPROVEMENTS (TAX REVENUE LOC)                         6.00        08/01/2010         567,770
      855,000  ROCKY RIVER OH PUBLIC LIBRARY DISTRICT LIBRARY REVENUE (PROPERTY TAX
               REVENUE LOC)                                                                  5.00        12/01/2014         914,910

                                                                                                                          2,152,529
                                                                                                                       ------------
OKLAHOMA - 2.99%
      505,000  LANGSTON OK ECONOMIC DEVELOPMENT (ECONOMIC DEVELOPMENT REVENUE LOC)           4.25        05/01/2012         511,939
       50,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL
               PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                          5.35        07/01/2008          52,483
    1,250,000  TULSA OK INDUSTRIAL AUTHORITY UNIVERSITY OF TULSA SERIES A (COLLEGE
               AND UNIVERSITY REVENUE LOC)                                                   6.00        10/01/2016       1,475,100

                                                                                                                          2,039,522
                                                                                                                       ------------
PENNSYLVANIA - 5.26%
      500,000  ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT (TAX REVENUE LOC)+/-@        5.10        07/01/2014         520,745
      965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
               (OTHER REVENUE LOC)+/-@                                                       3.89        07/01/2027         990,534

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
PENNSYLVANIA (CONTINUED)
$     600,000  PENNSYLVANIA CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE LOC)         6.70%       09/01/2016    $    728,292
      650,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ALLEGHENY
               DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                  5.70        11/15/2011         725,738
      520,000  PITTSBURGH PA URBAN RDA SERIES A (WATER REVENUE LOC)                          6.50        09/01/2013         617,692

                                                                                                                          3,583,001
                                                                                                                       ------------
PUERTO RICO - 1.19%
      250,000  CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                                     5.00        05/15/2008         257,022
      260,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)@                  5.75        07/01/2010         276,019
      250,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH SERIES A
               (LEASE REVENUE LOC)+/-@                                                       5.75        08/01/2027         278,238

                                                                                                                            811,279
                                                                                                                       ------------
SOUTH CAROLINA - 2.81%
      250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.43        01/01/2032          27,670
    1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.08        01/01/2037         142,607
    2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.03        01/01/2038         152,960
      500,000  GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.25        05/01/2014         551,710
      250,000  RICHLAND COUNTY SC INTERNATIONAL PAPER COMPANY PROJECTS SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          4.25        10/01/2007         255,773
      700,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT COLLEGE
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.75        07/01/2017         780,171

                                                                                                                          1,910,891
                                                                                                                       ------------
SOUTH DAKOTA - 1.75%
      600,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)                  6.00        01/01/2012         682,560
      500,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+/-@           4.85        11/01/2019         508,375

                                                                                                                          1,190,935
                                                                                                                       ------------
TENNESSEE - 1.53%
    1,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
               BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)+/-            5.00        09/01/2020       1,044,840
                                                                                                                       ------------
TEXAS - 10.89%
    1,405,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE LOC)                           5.75        08/15/2022       1,510,895
      100,000  BRAZOS TX RIVER HARBOR NAVIGATION DISTRICT DOW CHEMICAL PROJECT
               SERIES B3 (OTHER REVENUE LOC)+/-@                                             5.15        05/15/2033         106,579
    1,000,000  CYPRESS FAIRBANKS TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE
               LOC)+/-@                                                                      5.00        02/15/2022       1,076,380
      715,000  DENTON COUNTY TX (GENERAL OBLIGATION - BOND BANK LOC)                         5.00        07/15/2016         778,292
    1,000,000  EL PASO COUNTY TX CAPITAL ACCUMULATION (HOUSING REVENUE LOC)^                 4.20        09/01/2015         650,680
    1,000,000  HIDALGO COUNTY TX (PROPERTY TAX REVENUE LOC)%%                                5.00        08/15/2011       1,087,270
      500,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION SAINT JOSEPH
               HEALTH SYSTEM (HEALTHCARE FACILITIES REVENUE LOC)                             5.25        07/01/2012         527,420
      750,000  LUBBOCK TX HOUSING FINANCE CORPORATION CAPITAL APPRECIATION^                  4.20        10/01/2015         486,323
      250,000  MIDTOWN TX RDA (TAX REVENUE LOC)                                              5.00        01/01/2009         263,865
      195,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)                     5.00        10/01/2009         207,047

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
TEXAS (CONTINUED)
$     625,000  SPRING TX INDEPENDENT SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)                                                                5.20%       02/15/2017    $    656,850
       60,000  WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION KNAPP MEDICAL CENTER
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.00        06/01/2007          61,799

                                                                                                                          7,413,400
                                                                                                                       ------------
VIRGIN ISLANDS - 0.73%
      555,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.47        05/15/2011         497,824
                                                                                                                       ------------
VIRGINIA - 1.98%
       45,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A (LEASE REVENUE LOC)       5.30        02/01/2008          47,272
      305,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A (LEASE REVENUE LOC)       5.55        02/01/2012         318,341
      800,000  GREATER RICHMOND VA CONVENTION CENTER AUTHORITY CONVENTION CENTER
               EXPANSION PROJECT (PROPERTY TAX REVENUE LOC)                                  5.50        06/15/2010         875,456
      100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D 1
               (HOUSING REVENUE LOC)                                                         4.50        07/01/2010         105,100

                                                                                                                          1,346,169
                                                                                                                       ------------
WASHINGTON - 4.73%
      600,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT NUMBER 1 WACHELAN HYDRO
               SERIES A (ELECTRIC REVENUE LOC)^                                              4.65        06/01/2018         328,992
      310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT NO 2 SERIES G
               (ELECTRIC REVENUE LOC)                                                        5.25        01/01/2012         345,139
      400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 3 SERIES A
               (PROPERTY TAX REVENUE LOC)                                                    6.00        06/01/2010         414,292
      500,000  SPOKANE COUNTY WA SCHOOL DISTRICT NUMBER 81 (PROPERTY TAX REVENUE LOC)^       3.93        12/01/2012         451,885
      500,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
               CONVERTABLE DEFERRED INTEREST MBIA INSURED (PROPERTY TAX REVENUE LOC)^        3.68        12/01/2010         441,350
      300,000  SPOKANE WA SERIES B (PROPERTY TAX REVENUE LOC)                                5.40        01/01/2010         315,423
      100,000  VANCOUVER WA (WATER REVENUE LOC)@                                             4.90        06/01/2010         103,650
       75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES PROJECT A
               (OTHER REVENUE LOC)                                                           5.35        07/01/2014          76,775
      610,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)                          6.40        06/01/2017         742,022

                                                                                                                          3,219,528
                                                                                                                       ------------
WISCONSIN - 5.05%
      415,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.00        06/01/2008         425,595
      435,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.00        06/01/2009         447,028
      545,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           6.00        06/01/2017         553,475
       70,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    3.95        12/01/2008          70,941
       70,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.20        12/01/2009          71,650
       75,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.40        12/01/2010          77,500
      500,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              4.25        10/01/2017         499,505
      890,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL TOWER
               RESIDENCE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                         4.75        07/01/2015         918,222
      230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                4.70        05/01/2008         238,208
      124,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD
               CLINIC SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                           6.25        02/15/2010         135,816

                                                                                                                          3,437,940
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $67,594,449)                                                                         68,250,639
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

CONTRACTS      SECURITY NAME                                                                 VALUE
SWAP OPTIONS - 0.00%
          900  5 YEAR 4.87% INTEREST RATE SWAP, EXPIRES 7/14/05                          $       1,665

TOTAL SWAP OPTIONS (COST $18,720)                                                                1,665
                                                                                         -------------
SHORT-TERM INVESTMENTS - 1.03%

SHARES

MUTUAL FUND - 1.03%
      702,706  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                   702,706
                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS (COST $702,706)                                                   702,706
                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES

(COST $68,315,875)*                                101.24%                               $  68,955,010
OTHER ASSETS AND LIABILITIES, NET                   (1.24)                                    (845,891)
                                                   ------                                -------------
TOTAL NET ASSETS                                   100.00%                               $  68,109,119
                                                   ======                                =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $702,706.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 100.41%

ALABAMA - 1.73%
$   2,750,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               MEDICAL CENTER HEALTH SYSTEM-A-1 (HEALTHCARE FACILITIES REVENUE LOC)          4.35%       11/15/2028    $  2,765,510
    1,690,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST MEDICAL
               CENTERS HEALTH SYSTEM SERIES A1 (HEALTHCARE FACILITIES REVENUE LOC)           4.35        11/15/2028       1,696,101
    1,000,000  JEFFERSON COUNTY AL SERIES A (SALES TAX REVENUE LOC)                          5.25        01/01/2015       1,091,550
    1,105,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               HEALTH SERIES A2 (HEALTHCARE FACILITIES REVENUE LOC)^                         3.80        11/15/2011       1,048,070

                                                                                                                          6,601,231
                                                                                                                       ------------
ALASKA - 0.53%
      210,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       5.60        06/01/2009         219,687
      745,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       5.70        06/01/2011         781,431
    1,000,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       6.20        06/01/2022       1,015,150

                                                                                                                          2,016,268
                                                                                                                       ------------
ARIZONA - 2.08%
       25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.30        11/15/2008          24,549
       30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        11/15/2010          29,480
      290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.38        02/15/2018         277,182
      140,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.13        11/15/2022         141,401
       75,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.88        02/15/2027          75,016
      100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        11/15/2029         101,493
    1,250,000  MARICOPA COUNTY AZ IDA SAMARITAN HEALTH SERVICES SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           7.00        12/01/2016       1,559,887
    3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1
               (PROPERTY TAX REVENUE LOC)                                                    6.00        07/15/2013       3,696,089
    2,025,000  YAVAPAI COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)                    5.45        06/01/2033       2,025,851

                                                                                                                          7,930,948
                                                                                                                       ------------
CALIFORNIA - 9.99%
      810,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS (OTHER REVENUE LOC)                    4.60        07/01/2008         813,151
    2,005,000  ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES A (TRANSPORTATION
               REVENUE LOC)^                                                                 5.12        10/01/2030         554,563
   10,300,000  BAKERSFIELD CA CTFS (LEASE REVENUE LOC)^                                      4.66        04/15/2021       4,937,614
    2,450,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SAN DIEGO
               GAS & ELECTRIC COMPANY SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)          5.90        06/01/2014       2,750,468
      600,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SAN DIEGO
               GAS & ELECTRIC COMPANY SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)          6.80        06/01/2015         712,338
    3,275,000  CALIFORNIA STATE SERIES D - 1 (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)+/-@                                                          3.05        05/01/2033       3,275,000
    3,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SANTEE COURT
               APARTMENTS SERIES Z-S (HOUSING REVENUE LOC)                                   7.50        11/20/2036       3,087,630
    5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL APPRECIATION
               SENIOR LIEN SERIES A (TOLL ROAD REVENUE LOC)^                                 4.36        01/01/2019       2,772,450

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (CONTINUED)
$  10,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL APPRECIATION
               SENIOR LIEN SERIES A (TOLL ROAD REVENUE LOC)^                                 5.70%       01/15/2030    $  2,345,600
    1,445,000  FOOTHILL EASTERN CORRIDOR AGENCY CALIFORNIA TOLL REVENUE CONSERVATION
               CAPITAL APPRECIATION SENIOR LIEN SERVICE A (TOLL ROAD REVENUE LOC)            7.05        01/01/2010       1,696,907
    1,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A4
               (EXCISE TAX REVENUE LOC)                                                      7.80        06/01/2042       1,731,195
    4,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES B
               (EXCISE TAX REVENUE LOC)                                                      5.63        06/01/2038       4,327,480
    1,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO SETTLEMENT
               ENHANCED ASSET BACKED SERIES B (OTHER REVENUE LOC)                            5.50        06/01/2033       1,076,970
    1,000,000  MADERA COUNTY CA VALLEY CHILDRENS HOSPITAL (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  6.50        03/15/2015       1,200,400
    1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                                 5.50        05/01/2014       2,055,564
    1,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT SERIES B
               (PROPERTY TAX REVENUE LOC)^                                                   3.93        08/01/2015         647,450
    1,000,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY FACILITY REPLACEMENT
               PROJECT A (LEASE REVENUE LOC)                                                 7.75        11/15/2008       1,159,480
    3,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE LOC)      5.50        03/01/2008       3,041,070

                                                                                                                         38,185,330
                                                                                                                       ------------
COLORADO - 3.45%
    3,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY EAST
               PROJECT SERIES A (LEASE REVENUE LOC)                                          7.25        09/15/2030       3,139,500
    1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY COLORADO LUTHERAN
               HIGH SCHOOL ASSOCIATION PROJECT SERIES A (OTHER REVENUE LOC)                  7.63        06/01/2034       1,060,170
      500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ACADEMY
               SERIES A (EDUCATIONAL FACILITIES REVENUE LOC)                                 7.13        11/01/2028         534,300
    1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ARTS
               SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)                           8.00        05/01/2034       1,038,660
    1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY HERITAGE CHRISTIAN
               SCHOOL SERIES A (OTHER REVENUE LOC)                                           7.50        06/01/2034       1,107,900
    1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LEADERSHIP PREP
               ACADEMY (LEASE REVENUE LOC)                                                   7.88        05/01/2027         898,250
      500,000  COLORADO HEALTH FACILITIES AUTHORITY VAIL VALLEY MEDICAL CENTER PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        01/15/2010         523,565
    5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      4.44        09/01/2016       3,038,900
    2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^                                          4.05        06/15/2016       1,852,278

                                                                                                                         13,193,523
                                                                                                                       ------------
CONNECTICUT - 0.47%
    1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B (FUEL SALES TAX
               REVENUE LOC)                                                                  6.50        10/01/2012       1,790,235
                                                                                                                       ------------
DISTRICT OF COLUMBIA - 0.12%
      270,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
               (EXCISE TAX REVENUE LOC)                                                      5.38        05/15/2010         280,797
      175,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
               (EXCISE TAX REVENUE LOC)                                                      5.70        05/15/2012         184,958

                                                                                                                            465,755
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
FLORIDA - 3.33%
$   1,500,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               5.00%       12/01/2028    $  1,500,000
      420,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  4.50        06/01/2011         436,619
    1,400,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
               (OTHER REVENUE LOC)                                                           8.95        10/01/2033       1,572,802
    2,000,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
               (OTHER REVENUE LOC)                                                          10.00        10/01/2033       2,258,500
      315,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B
               (OTHER REVENUE LOC)+/-                                                        4.75        12/01/2015         334,174
    5,000,000  ORLANDO FL UTILITIES COMMISSION SUBSERIES D (UTILITIES REVENUE LOC)           6.75        10/01/2017       6,189,900
      430,000  PINELLAS COUNTY FL HFA MULTI COUNTY PROGRAM SUBSERIES A-4
               (HOUSING REVENUE LOC)                                                         5.50        03/01/2036         436,545

                                                                                                                         12,728,540
                                                                                                                       ------------
GEORGIA - 9.96%
    4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX REVENUE LOC)           6.25        07/01/2020       5,976,097
    3,000,000  ATLANTA GA SERIES A (AIRPORT REVENUE LOC)@                                    5.50        01/01/2010       3,339,540
    3,070,000  ATLANTA GA SERIES C (AIRPORT REVENUE LOC)                                     6.25        01/01/2014       3,431,554
      280,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A (HOUSING REVENUE LOC)                                        5.88        05/01/2007         272,678
    1,675,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A (HOUSING REVENUE LOC)                                        6.38        05/01/2017       1,492,291
    2,965,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A (HOUSING REVENUE LOC)                                        6.50        05/01/2027       2,510,673
    2,995,000  COLQUITT COUNTY GA DEVELOPMENT AUTHORITY ZERO COUPON SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)^                                          4.73        12/01/2021       1,379,078
    4,595,000  COLQUITT COUNTY GA DEVELOPMENT AUTHORITY ZERO COUPON SUBSERIES C
               (HEALTHCARE FACILITIES REVENUE LOC)^                                          4.73        12/01/2021       2,115,814
    1,320,000  FAYETTE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^                 4.28        03/01/2017       1,061,583
    2,365,000  FAYETTE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^                 4.35        03/01/2018       1,900,940
    1,340,000  FAYETTE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^                 4.42        03/01/2019       1,075,162
    4,300,000  GEORGIA STATE SERIES B (TAX INCREMENTAL REVENUE LOC)                          6.25        03/01/2011       4,988,258
    1,000,000  GEORGIA STATE SERIES E (TAX INCREMENTAL REVENUE LOC)#                         6.75        12/01/2012       1,220,740
    2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
               (UTILITIES REVENUE LOC)                                                       5.25        01/01/2014       2,234,380
   11,000,000  WASHINGTON GA WILKES PAYROLL DEVELOPMENT AUTHORITY ZERO COUPON
               SUBSERIES C (HEALTHCARE FACILITIES REVENUE LOC)^                              4.73        12/01/2021       5,065,060

                                                                                                                         38,063,848
                                                                                                                       ------------
IDAHO - 1.16%
    4,000,000  BOISE CITY ID URBAN RENEWAL AGENCY URBAN RENEWAL COUNTY COURTS
               (LEASE REVENUE LOC)@                                                          6.00        08/15/2009       4,446,680
                                                                                                                       ------------
ILLINOIS - 4.42%
    2,740,000  AURORA IL SERIES B (TAX INCREMENTAL REVENUE LOC)                              5.85        12/30/2013       2,779,730
      500,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE LOC)                            5.38        07/01/2013         544,420
    2,000,000  COOK COUNTY IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT NUMBER 15
               PALATINE CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                     4.68        12/01/2019       1,018,420
    1,340,000  COOK COUNTY IL SCHOOL DISTRICT NUMBER 159 MATTESON-RICHTON PARK CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE LOC)^                                      5.09        12/01/2028         409,437
      455,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)                                                         8.75        12/01/2017         577,245

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (CONTINUED)
$     545,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)                                                         8.70%       12/01/2018    $    693,823
      570,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)                                                         8.50        12/01/2019         722,025
    1,670,000  ILLINOIS FINANCE AUTHORITY ADVENTIST HEALTH SYSTEM SUNBELT OBLIGATED
               GROUP (HEALTHCARE FACILITIES REVENUE LOC)                                     5.50        11/15/2029       1,726,563
      410,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  5.25        12/01/2012         421,599
    2,330,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  6.13        12/01/2022       2,486,156
      450,000  ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           7.00        05/15/2022         495,508
    1,290,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE LOC)             5.00        07/01/2025       1,290,168
      215,000  MADISON & BOND COUNTIES IL COMMUNITY UNIT SCHOOL DISTRICT NUMBER 5
               SERIES A (PROPERTY TAX REVENUE LOC)                                           4.13        02/01/2016         216,477
    1,240,000  MADISON & BOND COUNTIES IL COMMUNITY UNIT SCHOOL DISTRICT NUMBER 5
               SERIES A (PROPERTY TAX REVENUE LOC)                                           5.00        02/01/2018       1,349,914
    1,980,000  MADISON & BOND COUNTIES IL COMMUNITY UNIT SCHOOL DISTRICT NUMBER 5
               SERIES A (PROPERTY TAX REVENUE LOC)                                           5.00        02/01/2019       2,161,447

                                                                                                                         16,892,932
                                                                                                                       ------------
IOWA - 0.65%
      750,000  IOWA FINANCE AUTHORITY (HEALTHCARE FACILITIES REVENUE LOC)                    6.75        02/15/2013         841,477
      830,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX REVENUE LOC)        5.50        06/01/2012         867,566
      755,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX REVENUE LOC)        5.50        06/01/2014         781,365

                                                                                                                          2,490,408
                                                                                                                       ------------
KANSAS - 1.40%
      470,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.13        04/01/2012         531,218
    2,735,000  KANSAS DEVELOPMENT FINANCE AUTHORITY KS HOUSING DEVELOPMENT SERIES B1
               (HOUSING REVENUE LOC)                                                         5.60        05/20/2034       2,923,961
      500,000  MANHATTAN KS COMMERCIAL DEVELOPMENT REVENUE HOLIDAY INN SUBSERIES B
               (LEASE REVENUE LOC)                                                          11.00        07/01/2016         812,495
    1,000,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES SERIES A-5
               (HOUSING REVENUE LOC)+/-                                                      4.00        12/01/2036       1,075,730

                                                                                                                          5,343,404
                                                                                                                       ------------
KENTUCKY - 0.27%
    1,000,000  MUHLENBERG COUNTY KY MUHLENBERG COMMUNITY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.75        07/01/2010       1,035,230
                                                                                                                       ------------
LOUISIANA - 2.67%
      900,000  CALCASIEU PARISH LA INDUSTRIAL DEVELOPMENT BOARD ENTERGY GULF STATES
               INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE LOC)                             5.45        07/01/2010         911,160
    6,550,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE CORRECTIONAL
               FACILITIES PROJECT (OTHER REVENUE LOC)                                        6.25        03/01/2019       6,784,752
    3,400,000  LOUISIANA PUBLIC FACILITIES AUTHORITY SERIES B
               (STATE & LOCAL GOVERNMENTS LOC)^                                              4.78        12/01/2019       1,706,800
    1,300,000  NEW ORLEANS LA CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^               4.41        09/01/2016         792,753

                                                                                                                         10,195,465
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MASSACHUSETTS - 4.66%
$   3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B
               (OTHER REVENUE LOC)@                                                          5.25%       06/01/2010    $  3,272,790
    3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL TRANSPORTATION
               SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)                                  7.00        03/01/2014       4,157,592
    4,160,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY AYER LIMITED PARTNERSHIP
               SERIES A (HOUSING REVENUE LOC)                                                6.20        02/20/2046       4,583,738
    2,000,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY WGBH EDUCATIONAL FOUNDATION
               SERIES A (OTHER REVENUE LOC)                                                  5.38        01/01/2042       2,162,680
    3,000,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SUBSERIES A
               (WATER REVENUE LOC)                                                           6.00        08/01/2017       3,621,990

                                                                                                                         17,798,790
                                                                                                                       ------------
MICHIGAN - 0.57%
    1,350,000  DICKINSON COUNTY MI (HEALTHCARE FACILITIES REVENUE LOC)                       5.50        11/01/2013       1,450,966
      650,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ST JOHN HOSPITAL & MEDICAL
               CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                    6.00        05/15/2010         730,158

                                                                                                                          2,181,124
                                                                                                                       ------------
MINNESOTA - 0.55%
      500,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES B
               (AIRPORT REVENUE LOC)                                                         6.00        01/01/2011         553,790
    1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A (OTHER REVENUE LOC)         7.50        12/01/2031       1,556,910

                                                                                                                          2,110,700
                                                                                                                       ------------
MISSOURI - 1.59%
    2,000,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY
               REVOLVING FUND PROGRAM SERIES B (WATER REVENUE LOC)                           5.50        07/01/2016       2,303,120
    3,700,000  SAINT CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS
               (HOUSING REVENUE LOC)+/-@                                                     5.00        02/01/2029       3,787,172

                                                                                                                          6,090,292
                                                                                                                       ------------
MONTANA - 0.20%
      250,000  MONTANA FACILITY FINANCE AUTHORITY MASTER LIEN PROGRAM CHILDREN'S HOME
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  4.75        01/01/2024         249,985
      500,000  MONTANA FACILITY FINANCE AUTHORITY MASTER LIEN PROGRAM MARIAS MEDICAL
               CENTER SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                           5.00        01/01/2028         498,890

                                                                                                                            748,875
                                                                                                                       ------------
NEVADA - 1.34%
    5,000,000  NEVADA MUNICIPAL BOND BOOK PROJECT NUMBERS 49 & 50
               (PROPERTY TAX REVENUE LOC)                                                    5.50        11/01/2025       5,104,100
                                                                                                                       ------------
NEW HAMPSHIRE - 0.86%
      430,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.40        01/01/2019         207,531
    1,200,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.75        01/01/2025         393,420
    1,465,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.78        01/01/2026         451,103
    1,040,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.81        01/01/2027         300,591

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW HAMPSHIRE (CONTINUED)
$   2,195,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                                 5.83%       01/01/2028    $    596,469
    1,360,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY (OTHER REVENUE LOC)+/-@              3.50        07/01/2027       1,327,319

                                                                                                                          3,276,433
                                                                                                                       ------------
NEW JERSEY - 3.92%
    2,000,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
               SUBSERIES B (TAX INCREMENTAL REVENUE LOC)                                     6.25        01/01/2037       1,965,660
    1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
               (EXCISE TAX REVENUE LOC)                                                      5.75        06/15/2029       1,071,780
    2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
               (EXCISE TAX REVENUE LOC)                                                      5.75        06/15/2034       2,135,920
    1,475,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH
               SYSTEM OBLIGATED GROUP (HEALTHCARE FACILITIES REVENUE LOC)                    5.13        07/01/2012       1,528,911
    5,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION SYSTEM
               SERIES B (FUEL SALES TAX REVENUE LOC)@                                        5.00        06/15/2007       5,311,700
    1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION SYSTEM
               SERIES B (TRANSPORTATION REVENUE LOC)@                                        6.00        12/15/2011       1,159,640
      275,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE TAX
               REVENUE LOC)                                                                  5.50        06/01/2011         287,854
    1,400,000  UNION COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY AMERICAN
               CYANAMID COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                         5.80        09/01/2009       1,508,052

                                                                                                                         14,969,517
                                                                                                                       ------------
NEW MEXICO - 0.56%
    2,000,000  UNIVERSITY OF NEW MEXICO HOSPITAL MORTGAGE (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.00        01/01/2016       2,144,240
                                                                                                                       ------------
NEW YORK - 10.65%
    1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G
               (PROPERTY TAX REVENUE LOC)                                                    5.45        01/15/2015       1,137,940
      260,000  NASSAU COUNTY NY IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)                     6.88        07/01/2010         275,337
    2,000,000  NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.25        03/01/2018       2,194,900
    1,230,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          6.88        07/01/2010       1,263,825
    2,025,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED SERIES B
               (WATER REVENUE LOC)@                                                          6.00        06/15/2010       2,324,781
      375,000  NEW YORK NY SERIES A (PROPERTY TAX REVENUE LOC)                               5.25        08/01/2009         405,030
    1,500,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE LOC)                               5.75        08/01/2015       1,668,780
    1,000,000  NEW YORK NY SERIES C (PROPERTY TAX REVENUE LOC)                               5.50        09/15/2019       1,095,400
    1,020,000  NEW YORK NY SERIES H (PROPERTY TAX REVENUE LOC)                               5.75        03/15/2013       1,138,096
      350,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
               (TAX REVENUE LOC)+/-                                                          5.25        02/01/2029         380,138
    1,000,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED SERIES C
               (SALES TAX REVENUE LOC)@                                                      5.88        11/01/2017       1,140,520
    1,475,000  NEW YORK NY UNREFUNDED BALANCE SERIES H (PROPERTY TAX REVENUE LOC)            6.00        08/01/2017       1,571,834
    1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
               FACILITIES (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.00        11/01/2014       1,065,400
    1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES A
               (OTHER REVENUE LOC)                                                           5.63        07/01/2016       1,149,770
    2,800,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES FACILITIES
               IMPROVEMENT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                      6.00        08/15/2016       3,273,004
    1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES OF DAILY
               LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                                5.75        05/15/2016       1,174,530

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (CONTINUED)
$   2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY EDUCATIONAL
               FACILITIES SERIES A (OTHER REVENUE LOC)                                       5.50%       05/15/2019    $  2,863,150
    2,810,000  NEW YORK STATE DORMITORY AUTHORITY UNREFUNDED BALANCE DEPARTMENT HEALTH
               (HEALTHCARE FACILITIES REVENUE LOC)@                                          5.75        07/01/2006       2,960,897
    5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
               (SALES TAX REVENUE LOC)                                                       6.00        04/01/2014       6,264,315
    1,000,000  NEW YORK STATE THRUWAY AUTHORITY NY HIGHWAY & BRIDGE LOC MBIA IBC
               (OTHER REVENUE LOC)@                                                          5.75        04/01/2009       1,111,490
      200,000  NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C
               (OTHER REVENUE LOC)                                                           4.00        01/01/2020         204,682
    1,000,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
               (EXCISE TAX REVENUE LOC)                                                      5.25        06/01/2014       1,075,180
    3,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.50        06/01/2015       3,815,070
    1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY LAKE
               (LEASE REVENUE LOC)@                                                          5.63        07/01/2010       1,129,830

                                                                                                                         40,683,899
                                                                                                                       ------------
NORTH CAROLINA - 0.72%
    1,750,000  NORTH CAROLINA MEDICAL CARE COMMISSION ARC PROJECTS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.80        10/01/2034       1,771,472
    1,000,000  NORTH CAROLINA MEDICAL CARE COMMISSION HEALTH CARE HOUSING PROJECT
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  4.65        10/01/2014         988,550

                                                                                                                          2,760,022
                                                                                                                       ------------
NORTH DAKOTA - 0.79%
    1,505,000  NORTH DAKOTA STATE HFA REVENUE (HOUSING REVENUE LOC)%%                        4.40        01/01/2013       1,510,569
    1,515,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
               (RECREATIONAL FACILITIES REVENUE LOC)                                         6.30        11/15/2010       1,515,227

                                                                                                                          3,025,796
                                                                                                                       ------------
OHIO - 3.75%
    1,325,000  CARROLL OH WATER & SEWER DISTRICT (PROPERTY TAX REVENUE LOC)                  6.25        12/01/2010       1,415,921
    3,800,000  MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A (HOUSING REVENUE LOC)         8.38        10/01/2023       3,833,706
    2,500,000  MIAMI COUNTY OH UPPER VALLEY MEDICAL CENTER SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        05/15/2016       2,598,675
    7,455,000  TOLEDO OH COMMODORE PERRY APARTMENTS (HOUSING REVENUE LOC)                    7.00        12/01/2028       6,499,344

                                                                                                                         14,347,646
                                                                                                                       ------------
OKLAHOMA - 0.27%
    1,000,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY W. B. JOHNSTON GRAIN SHATTUCK
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  7.10        08/01/2023       1,024,430
                                                                                                                       ------------
PENNSYLVANIA - 2.37%
    1,120,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A
               (LEASE REVENUE LOC)                                                           7.75        12/15/2029       1,093,198
    1,125,000  ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT (TAX REVENUE LOC)+/-@        5.10        07/01/2014       1,171,676
      500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.80        11/01/2012         486,680
    1,160,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY AMTRAK PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  6.00        11/01/2011       1,217,188
    1,880,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ALLEGHENY
               DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                  5.70        11/15/2011       2,099,058

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
PENNSYLVANIA (CONTINUED)
$   1,825,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               TEMPLE UNIVERSITY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       6.50%       11/15/2008    $  1,966,456
    2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY DEVELOPMENT
               PROJECT (PROPERTY TAX REVENUE LOC)^                                           4.62        08/01/2019       1,042,640

                                                                                                                          9,076,896
                                                                                                                       ------------
PUERTO RICO - 4.33%
    1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                      5.65        07/01/2015       1,162,510
    1,000,000  COMMONWEALTH OF PUERTO RICO CAPITAL APPRECIATION (OTHER REVENUE LOC)^         4.15        07/01/2017         606,540
    1,000,000  COMMONWEALTH OF PUERTO RICO PUBIC IMPROVEMENT
               (STATE & LOCAL GOVERNMENTS LOC)                                               5.25        07/01/2012       1,104,100
    2,000,000  COMMONWEALTH OF PUERTO RICO PUBIC IMPROVEMENT
               (STATE & LOCAL GOVERNMENTS LOC)                                               5.25        07/01/2017       2,234,860
    1,525,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE LOC)                    6.25        07/01/2012       1,776,259
      400,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)                 5.00        12/01/2017         428,368
    1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B
               (TOLL ROAD REVENUE LOC)                                                       5.75        07/01/2019       1,684,500
    1,765,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY ZERO COUPON SERIES A
               (FUEL SALES TAX REVENUE LOC)^                                                 4.10        07/01/2016       1,121,569
      750,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        02/01/2009         786,885
    1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        02/01/2010       1,068,562
    1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
               (STATE & LOCAL GOVERNMENTS LOC)                                               5.50        10/01/2017       1,114,720
      400,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES C
               (LEASE REVENUE LOC)                                                           5.50        07/01/2016         452,452
    2,700,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH SERIES A
               (LEASE REVENUE LOC)+/-@                                                       5.75        08/01/2027       3,004,965

                                                                                                                         16,546,290
                                                                                                                       ------------
SOUTH CAROLINA - 3.90%
    4,560,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      9.93        01/01/2014       1,967,686
    1,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      9.54        01/01/2015         405,960
    5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.53        01/01/2027         818,000
      400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.53        01/01/2028          60,196
   10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.43        01/01/2032       1,145,538
    2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      9.88        01/01/2038         191,200
    3,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER TOMORROW
               (LEASE REVENUE LOC)                                                           6.00        12/01/2021       3,419,940
    1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT COLLEGE
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.75        07/01/2017       1,114,530
    2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
               SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                                  6.88        08/01/2027       2,263,760
    2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE LOC)#                   7.80        07/01/2009       2,586,048
      900,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)     7.63        03/01/2006         921,204

                                                                                                                         14,894,062
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
SOUTH DAKOTA - 1.15%
$     605,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION <>                 7.00%       11/01/2013    $    647,810
    1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION <>                 7.00        11/01/2023       1,373,901
      275,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES REVENUE LOC)           4.75        04/01/2010         283,134
      285,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES REVENUE LOC)           5.00        04/01/2011         296,155
      300,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES REVENUE LOC)           5.25        04/01/2012         315,303
      320,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES REVENUE LOC)           5.25        04/01/2013         335,898
      420,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM MCELEEG PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)         5.00        04/01/2014         432,722
      685,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN PROGRAM
               MIDSTATES PRINT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)                 5.50        04/01/2018         713,551

                                                                                                                          4,398,474
                                                                                                                       ------------
TEXAS - 7.64%
    1,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.40        04/01/2030       1,792,438
    1,000,000  GRAND PRAIRIE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^      4.19        02/15/2014         693,220
    1,100,000  HARRIS COUNTY TX MUNICIPAL UTILITY DISTRICT NUMBER 368
               (PROPERTY TAX REVENUE LOC)                                                    6.13        09/01/2029       1,273,063
    1,000,000  HIDALGO COUNTY TX (PROPERTY TAX REVENUE LOC)%%                                5.00        08/15/2011       1,087,270
    3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)             5.50        02/15/2025       3,224,160
   13,440,000  LEANDER TX INDEPENDENT SCHOOL DISTRICT GO (PROPERTY TAX REVENUE LOC)^%%       5.16        08/15/2022       5,582,842
    1,150,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION SAINT JOSEPH
               HEALTH SYSTEM (HEALTHCARE FACILITIES REVENUE LOC)                             5.25        07/01/2012       1,213,066
    8,415,000  LUBBOCK TX HOUSING FINANCE CORPORATION CAPITAL APPRECIATION^                  4.20        10/01/2015       5,456,538
      500,000  RED RIVER TX HOECHST CELANESE CORPORATION PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.20        05/01/2007         503,920
    1,055,000  SAN ANTONIO TX SUB LIEN PASSENGER FACILITY (AIRPORT REVENUE LOC)              5.75        07/01/2017       1,166,292
    4,000,000  SPRING TX INDEPENDENT SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)                                                                5.20        02/15/2017       4,203,840
    1,000,000  TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SENIOR LIEN
               SERIES A (OTHER REVENUE LOC)                                                  4.75        07/15/2020       1,024,150
    1,735,000  TRAVIS COUNTY TX LIMITED TAX (PROPERTY TAX REVENUE LOC)                       5.50        03/01/2016       1,986,644

                                                                                                                         29,207,443
                                                                                                                       ------------
UTAH - 0.12%
      470,000  EAGLE MOUNTAIN UT (OTHER REVENUE LOC)                                         5.90        12/15/2007         470,475
                                                                                                                       ------------
VIRGINIA - 0.90%
    3,350,000  PITTSYLVANIA COUNTY VA IDA EXEMPT FACILITIES SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          7.55        01/01/2019       3,434,052
                                                                                                                       ------------
WASHINGTON - 2.23%
    1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT (WATER REVENUE LOC)                    4.75        12/01/2013       1,248,648
      945,000  SEATTLE WA HOUSING AUTHORITY HILLTOP & SPRING PROJECTS
               (HOUSING REVENUE LOC)                                                         5.38        10/20/2018       1,016,234
    1,545,000  SEATTLE WA HOUSING AUTHORITY HILLTOP & SPRING PROJECTS
               (HOUSING REVENUE LOC)                                                         5.88        10/20/2028       1,693,073
    2,502,500  SPOKANE COUNTY WA SCHOOL DISTRICT NUMBER 81 DEFERRED INTEREST
               (PROPERTY TAX REVENUE LOC)^                                                   4.86        06/01/2024       2,136,034

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WASHINGTON (CONTINUED)
$   1,250,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
               CONVERTIBLE DEFERRED INTEREST (PROPERTY TAX REVENUE LOC)^                     4.87%       12/01/2024    $  1,066,950
      690,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON (EXCISE TAX REVENUE LOC)           5.50        06/01/2012         721,229
      615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
               PROJECT A (OTHER REVENUE LOC)                                                 5.35        07/01/2014         629,557

                                                                                                                          8,511,725
                                                                                                                       ------------
WISCONSIN - 4.58%
    6,960,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           6.00        06/01/2017       7,068,228
      445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY VILLAGE
               HOUSING INCORPORATED (HOUSING REVENUE LOC)                                    5.00        04/01/2016         483,034
      520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.35        12/01/2010         535,870
      390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.50        12/01/2011         402,862
    2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        12/15/2016       3,218,292
       70,000  WATERFORD WI GRADED JOINT SCHOOL DISTRICT NUMBER 1 (PROPERTY TAX
               REVENUE LOC)@                                                                 5.25        04/01/2010          76,853
      500,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              4.25        10/01/2017         499,505
    1,125,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              4.50        10/01/2019       1,133,348
    1,600,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              5.25        10/01/2020       1,752,784
      645,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              4.70        10/01/2021         652,721
      205,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
               HEALTHCARE INCORPORATED (HEALTHCARE FACILITIES REVENUE LOC)                   5.10        07/01/2008         215,291
      500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BLOOD CENTER
               SOUTHEASTERN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                      5.75        06/01/2034         524,380
      866,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  6.25        02/15/2010         948,521

                                                                                                                         17,511,689
                                                                                                                       ------------
MULTIPLE STATES - 0.53%
    1,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                               5.30        10/31/2039       1,010,090
    1,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                               4.80        10/31/2040       1,010,360

                                                                                                                          2,020,450
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $363,750,546)                                                                       383,717,217
                                                                                                                       ------------
CONTRACTS

SWAP OPTIONS - 0.00%
        9,200  5 YEAR 4.87% INTEREST RATE SWAP, EXPIRES 7/14/05                                                              17,020

TOTAL SWAP OPTIONS (COST $191,360)                                                                                           17,020
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 1.50%

SHARES

MUTUAL FUND - 1.50%
    5,713,129  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                              5,713,129
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,713,129)                                                                            5,713,129
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                             VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $369,655,035)*                               101.91%                               $ 389,447,366
OTHER ASSETS AND LIABILITIES, NET                   (1.91)                                  (7,311,878)
                                                   ------                                -------------
TOTAL NET ASSETS                                   100.00%                               $ 382,135,488
                                                   ======                                =============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

< >   RESTRICTED SECURITY THAT CANNOT BE RESOLD TO THE GENERAL PUBLIC WITHOUT
      PRIOR REGISTRATION UNDER THE SECURITIES ACT OF 1933. ADDITIONAL INFORMATION ON THE SECURITY IS AS FOLLOWS:

      SECURITY                                                       ACQUISITION DATE    PRINCIPAL       COST
      SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION         11/24/98        $  605,000   $  613,086
      SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION         11/24/98        $1,290,000   $1,310,536

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,713,129.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 100.06%

ALABAMA - 2.03%
$      75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE LOC)                       5.00%       12/01/2007    $     77,234
      350,000  BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES
               FINANCING AUTHORITY BAPTIST HEALTH SYSTEM SERIES C (HEALTHCARE
               FACILITIES REVENUE LOC)+/-@                                                   4.35        11/15/2016         351,911
    2,500,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               MEDICAL CENTER HEALTH SYSTEM-A-1 (HEALTHCARE FACILITIES REVENUE LOC)          4.35        11/15/2028       2,514,100
    7,265,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
               MEDICAL CENTERS HEALTH SYSTEM SERIES A1 (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  4.35        11/15/2028       7,291,227
       50,000  CHATOM AL INDUSTRIAL DEVELOPMENT BOARD ELECTRIC COOP SERIES C
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      2.55        12/01/2024          50,000
    2,305,000  COUNTY OF CHOCTAW AL SCHOOL (LEASE REVENUE LOC)                               3.63        03/01/2009       2,312,722
    1,000,000  MOBILE AL (PROPERTY TAX REVENUE LOC)                                          6.20        02/15/2007       1,056,160

                                                                                                                         13,653,354
                                                                                                                       ------------
ALASKA - 0.79%
      460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES REVENUE LOC)      6.00        01/01/2015         501,998
      255,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       4.50        06/01/2008         257,111
    1,300,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       5.60        06/01/2009       1,359,969
    1,675,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       5.60        06/01/2010       1,759,453
      465,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       4.75        06/01/2015         465,884
      985,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX REVENUE LOC)       6.20        06/01/2022         999,923

                                                                                                                          5,344,338
                                                                                                                       ------------
ARIZONA - 2.31%
    1,215,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      4.75        08/01/2020       1,216,093
    6,000,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION EL PASO ELECTRIC
               COMPANY PROJECT SERIES A (UTILITIES REVENUE LOC)+/-@                          6.25        05/01/2037       6,049,740
    1,095,000  PHOENIX AZ (PROPERTY TAX REVENUE LOC)                                         7.00        07/01/2009       1,235,697
    1,265,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@             4.75        08/01/2020       1,258,612
    3,540,673  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT
               APACHE TIMBER EQUIPMENT LEASE                                                 6.25        03/04/2012       3,690,231
    2,105,000  YAVAPAI COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)                    5.45        06/01/2033       2,105,884

                                                                                                                         15,556,257
                                                                                                                       ------------
CALIFORNIA - 4.05%
      350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA ARCHSTONE REDWOOD
               SERIES A (HOUSING REVENUE LOC)+/-@                                            5.30        10/01/2008         369,701
    2,670,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA HOSPITAL
               ASSOCIATION SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      6.00        08/15/2005       2,693,229
      500,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
               ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                      4.00        03/01/2008         508,335
    1,000,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS CA (OTHER REVENUE LOC)                 4.00        07/01/2006       1,008,280
    3,585,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
               (HOUSING REVENUE LOC)+/-                                                      6.63        06/01/2033       3,696,816
      250,000  CALIFORNIA STATE DWR SERIES A (UTILITIES REVENUE LOC)                         5.50        05/01/2007         262,360
      675,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A-4
               (HOUSING REVENUE LOC)+/-@                                                     5.25        05/15/2025         699,908
    7,400,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CERTIFICATE
               PARTICIPATION OBLIGATED GROUP ACA INSURED (HOSPITAL REVENUE LOC)+/-@          4.70        12/01/2028       7,400,000

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (CONTINUED)
$   5,000,000  FULLERTON CA REDEVELOPMENT AGENCY SOUTHERN CA COLLEGE OF OPTOMETRY
               (LEASE REVENUE LOC)+/-@                                                       5.00%       04/01/2034    $  5,184,350
      750,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
               (OTHER REVENUE LOC)                                                           5.50        06/01/2019         785,183
    2,425,244  PASADENA CA (HEALTHCARE FACILITIES REVENUE LOC)                               4.50        12/19/2006       2,432,641
      218,351  PASADENA CA (HEALTHCARE FACILITIES REVENUE LOC)                               5.27        12/19/2006         218,351
      320,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE LOC)      5.00        03/01/2006         321,357
    1,650,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE LOC)      5.50        03/01/2008       1,672,589

                                                                                                                         27,253,100
                                                                                                                       ------------
COLORADO - 1.63%
    1,145,000  BEACON POINT CO                                                               4.38        12/01/2015       1,140,157
      645,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT
               (SPECIAL TAX REVENUE LOC)                                                     6.00        12/01/2009         645,935
      460,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               DENVER ARTS SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)               7.00        05/01/2011         471,859
    2,125,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ACADEMY
               SERIES A (EDUCATIONAL FACILITIES REVENUE LOC)                                 5.00        05/01/2008       2,149,969
    1,270,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN HIGH
               SCHOOL ASSOCIATION PROJECT A (OTHER REVENUE LOC)                              7.00        06/01/2012       1,277,975
      630,000  COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        09/01/2005         634,353
       85,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.70        09/15/2005          85,176
       20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.90        09/15/2007          20,198
    2,010,000  COLORADO HFA SERIES A2 (HOUSING REVENUE LOC)                                  6.60        05/01/2028       2,071,245
      835,000  GARFIELD COUNTY CO VALLEY VIEW HOSPITAL ASSOCIATION PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.00        05/15/2009         855,073
    1,000,000  HIGH PLAINS CO METROPOLITAN DISTRICT (OTHER REVENUE LOC)                      4.38        12/01/2015         995,770
      580,000  HIGHLANDS COUNTY RANCH METROPOLITAN DISTRICT NUMBER 3 SERIES A
               (PROPERTY TAX REVENUE LOC)                                                    5.00        12/01/2006         595,335

                                                                                                                         10,943,045
                                                                                                                       ------------
CONNECTICUT - 0.76%
    1,115,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY NEW
               OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)                      6.75        07/01/2013       1,172,032
      500,000  MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES A (SPECIAL REVENUE LOC)++         6.40        09/01/2011         527,170
    2,400,000  MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES B
               (SPECIAL REVENUE LOC)++                                                       5.70        09/01/2012       2,553,312
      850,000  MOHEGAN TRIBE CT (OTHER REVENUE LOC)                                          5.50        01/01/2006         862,606

                                                                                                                          5,115,120
                                                                                                                       ------------
DISTRICT OF COLUMBIA - 0.09%
      580,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
               (EXCISE TAX REVENUE LOC)                                                      5.38        05/15/2010         603,194
                                                                                                                       ------------
FLORIDA - 9.19%
    4,300,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               5.00        12/01/2028       4,300,000
      258,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                          6.50        09/01/2022         260,335

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
FLORIDA (CONTINUED)
$   1,280,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.00%       12/01/2007    $  1,337,971
    1,950,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.38        12/01/2009       2,098,161
    4,000,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.38        12/01/2010       4,274,480
    3,375,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  4.50        12/01/2011       3,507,401
    1,500,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
               (OTHER REVENUE LOC)                                                           8.95        10/01/2033       1,685,145
      500,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
               (OTHER REVENUE LOC)                                                          10.00        10/01/2033         564,625
    1,955,000  DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDREN'S HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@                                  5.00        02/01/2010       2,089,387
    1,360,000  DUVAL COUNTY FL HFA LINDSAY TERRACE APARTMENTS PROJECT
               (HOUSING REVENUE LOC)                                                         5.00        01/01/2012       1,413,026
    1,655,000  ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A-2 (HOUSING REVENUE LOC)           6.95        04/01/2024       1,720,108
    2,485,000  FLORIDA STATE BOARD OF EDUCATION PUBLIC EDUCATION (PROPERTY TAX
               REVENUE LOC)                                                                  6.20        05/01/2006       2,539,943
    4,400,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
               SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               3.10        11/15/2034       4,400,000
    1,415,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT UNIVERSITY
               COMMUNITY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)               4.90        08/15/2007       1,429,730
    2,500,000  HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT SERIES B
               (HOUSING REVENUE LOC)                                                         2.13        01/01/2007       2,444,975
    1,600,000  HILLSBOROUGH COUNTY FL IDA TAMPA ELECTRIC COMPANY (OTHER REVENUE LOC)         4.25        11/01/2020       1,613,040
    1,000,000  HILLSBOROUGH COUNTY FL IDA TAMPA GENERAL HOSPITAL PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        10/01/2007       1,040,420
      750,000  HILLSBOROUGH COUNTY FL IDA TAMPA GENERAL HOSPITAL PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        10/01/2008         789,105
      455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
               SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                        3.63        10/01/2008         454,627
      605,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
               SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                        3.80        10/01/2009         605,720
      500,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
               SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                        4.00        10/01/2010         502,895
      420,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING REVENUE LOC)         6.50        11/01/2023         425,746
    1,500,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.75        11/15/2006       1,531,740
    1,400,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        11/15/2007       1,451,114
      595,000  NORTH BROWARD FL HOSPITAL DISTRICT (HEALTHCARE FACILITIES REVENUE LOC)        4.70        01/15/2006         600,052
    1,305,000  OCEAN HIGHWAY & PORT AUTHORITY FL SOLID WASTE JEFFERSON
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          6.50        11/01/2006       1,342,662
    8,150,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       3.05        10/08/2026       8,150,000
    3,000,000  PINELLAS COUNTY FL HOUSING FINANCIAL AUTHORITY SINGLE FAMILY
               HOUSING REVENUE AMOUNT MULTI COUNTY PROGRAM SERIES A-1 GNMA INSURED
               (HOUSING REVENUE LOC)                                                         5.50        09/01/2035       3,203,820
    1,500,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES
               2004 C CLASS A ++                                                             4.05        11/01/2008       1,492,245
      745,000  VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          2.50        10/15/2006         738,004
    3,800,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
               REVENUE LOC)+/-@                                                              4.70        12/01/2028       3,800,000

                                                                                                                         61,806,477
                                                                                                                       ------------
GEORGIA - 1.77%
    1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                                       5.50        11/01/2011       1,120,770
      280,000  ATLANTA GA URBAN RESIDENTIAL FINANCE AUTHORITY PARK PLACE APARTMENTS
               SERIES A (HOUSING REVENUE LOC)                                                6.00        09/01/2006         180,600

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
GEORGIA (CONTINUED)
$   2,050,000  BIBB COUNTY GA DEVELOPMENT AUTHORITY SERIES IR-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-%%                                     4.85%       12/01/2009    $  2,114,452
      110,000  BURKE COUNTY FL DEVELOPMENT AUTHORITY VOGTLE PROJECT
               (OTHER REVENUE LOC)+/-@                                                       2.50        10/01/2032         110,000
    2,963,483  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                            4.20        08/01/2013       2,976,018
    1,097,799  DALTON GA SCHOOL DISTRICT LEASE NUMBER 996-021203 SERIES B                    4.20        08/01/2013       1,097,876
      290,000  DE KALB COUNTY GA KINGS BRIDGE SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  8.00        07/01/2006         294,826
    2,500,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTS
               (HOUSING REVENUE LOC)+/-@                                                     2.25        12/01/2037       2,500,000
      943,843  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE
               (LEASE REVENUE LOC)                                                           4.20        03/01/2013         944,315
      556,517  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                     4.20        03/01/2013         556,662

                                                                                                                         11,895,519
                                                                                                                       ------------
HAWAII - 0.03%
      200,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE WILCOX MEMORIAL HOSPITAL
               PROJECTS (HEALTHCARE FACILITIES REVENUE LOC)                                  4.90        07/01/2005         200,670
                                                                                                                       ------------
IDAHO - 1.41%
    6,715,000  BOISE CITY ID URBAN RENEWAL AGENCY URBAN RENEWAL COUNTY COURTS
               (LEASE REVENUE LOC)@                                                          6.00        08/15/2009       7,464,864
    2,000,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1                        3.25        01/15/2007       1,998,040

                                                                                                                          9,462,904
                                                                                                                       ------------
ILLINOIS - 5.05%
      840,000  ALTON IL ST. ANTHONY'S HEALTH CENTER (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.50        09/01/2006         838,614
    4,050,000  AURORA IL SERIES B (TAX REVENUE LOC)                                          4.90        12/30/2011       4,099,126
    5,910,000  CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH RECONSTRUCTION           4.25        06/01/2008       5,917,210
      340,000  GODLEY PARK DISTRICT IL (PROPERTY TAX REVENUE LOC)                            3.65        12/01/2005         340,918
    1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      4.80        08/01/2025       1,000,900
      620,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHAB PROVIDERS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.38        07/01/2009         635,525
      145,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHAB PROVIDERS SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          4.90        07/01/2007         146,567
      200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.50        07/01/2012         208,418
    5,300,000  ILLINOIS FINANCE AUTHORITY POWER PROJECT SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      2.50        04/01/2032       5,300,000
      345,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.63        07/01/2008         343,672
      100,000  ILLINOIS FINANCE AUTHORITY SECTION 8 GALESBURG TOWERS SERIES A
               (HOUSING REVENUE LOC)                                                         5.80        03/01/2006          99,878
    2,210,000  ILLINOIS FINANCE AUTHORITY SERIES B-1 (OTHER REVENUE LOC)                     5.00        06/01/2028       2,258,178
      630,000  ILLINOIS HEALTH FACILITIES AUTHORITY ADVOCATE HEALTH CARE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.30        08/15/2007         658,029
      670,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.20        10/01/2005         673,142
    5,500,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS SERVICES
               INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-@                 4.00        12/01/2022       5,582,280
      625,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER SYSTEMS
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.25        10/01/2009         665,506

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (CONTINUED)
$     552,575  KANE COOK & DUE PAGE COUNTIES IL SCHOOL DISTRICT NUMBER 46                    6.07%       06/21/2005    $    555,089
      635,000  MATTESON IL (TAX INCREMENTAL REVENUE LOC)                                     3.00        12/01/2005         636,556
    1,625,000  SALEM IL AMERICANA BUILDING PRODUCTS (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-@                                                              3.71        04/01/2017       1,625,000
    1,740,000  UNIVERSITY OF ILLINOIS UTILITY INFRASTRUCTURE PROJECTS
               (LEASE REVENUE LOC)                                                           5.00        08/15/2009       1,866,098
      450,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.05        12/01/2011         486,095

                                                                                                                         33,936,801
                                                                                                                       ------------
INDIANA - 0.09%
      600,000  CLARKSVILLE IN (HEALTHCARE FACILITIES REVENUE LOC)+/-@                        4.70        12/01/2025         600,000
                                                                                                                       ------------
IOWA - 0.69%
      750,000  CEDAR RAPIDS IA COTTAGE GROVE SERIES B (HEALTHCARE FACILITIES
               REVENUE LOC)+/-@                                                              5.63        07/01/2028         744,007
    2,350,000  CORALVILLE IA SERIES K%%                                                      5.00        06/01/2007       2,427,527
      500,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION NOTES
               WALDORF CLASS H (COLLEGE AND UNIVERSITY REVENUE LOC)                          4.13        05/24/2005         500,070
      915,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX REVENUE LOC)        5.50        06/01/2011         957,767

                                                                                                                          4,629,371
                                                                                                                       ------------
KANSAS - 0.41%
    1,600,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY OTTAWA UNIVERSITY
               SERIES D (COLLEGE AND UNIVERSITY REVENUE LOC)                                 3.90        05/02/2005       1,599,920
    1,145,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT (SALES TAX REVENUE LOC)      4.15        08/01/2015       1,172,789

                                                                                                                          2,772,709
                                                                                                                       ------------
KENTUCKY - 0.62%
      220,000  KENTON COUNTY KY AIRPORT BOARD MESA AVIATION INCORPORATED PROJECT
               SERIES A (AIRPORT REVENUE LOC)                                                6.00        07/01/2005         219,890
      700,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT HOUSING
               FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-@                            5.00        12/01/2028         700,000
    3,150,000  MUHLENBERG COUNTY KY MUHLENBERG COMMUNITY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.75        07/01/2010       3,260,975

                                                                                                                          4,180,865
                                                                                                                       ------------
LOUISIANA - 1.70%
      950,000  CALCASIEU PARISH LA INDUSTRIAL DEVELOPMENT BOARD ENTERGY GULF STATES
               INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE LOC)                             5.45        07/01/2010         961,780
    5,500,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY
               DEVELOPMENT AUTHORITY CADDO-BOSSIER PARISHES (OTHER REVENUE LOC)+/-@          3.26        11/01/2034       5,500,000
    1,000,000  LOUISIANA OFFSHORE TERMINAL AUTHORITY LOOP LOC PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.65        10/01/2021         998,470
      100,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A
               (AIRPORT REVENUE LOC)                                                         5.00        09/01/2007         100,785
      900,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D
               (AIRPORT REVENUE LOC)                                                         5.00        09/01/2007         907,065
    2,920,000  VILLAGE OF EPPS LA (LEASE REVENUE LOC)                                        7.25        06/01/2009       2,986,897

                                                                                                                         11,454,997
                                                                                                                       ------------
MAINE - 0.07%
      500,000  BAILEYVILLE ME GEORGIA PACIFIC CORPORATION PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       4.75        06/01/2005         500,520
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MARYLAND - 0.11%
$     765,000  NORTHEAST MD WASTE DISPOSAL AUTHORITY MONTGOMERY COUNTY RESOURCE
               RECOVERY PROJECT A (OTHER REVENUE LOC)                                        5.90%       07/01/2005    $    768,251
                                                                                                                       ------------
MASSACHUSETTS - 3.10%
    1,000,000  BOSTON MA INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY PILOT SEAFOOD
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                              5.88        04/01/2030       1,028,910
      410,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL DISABILITIES
               INCORPORATED                                                                  6.25        06/01/2008         416,905
    2,750,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS
               CHRISTI OBLIGATION GROUP SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         5.25        07/01/2006       2,791,030
      775,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE & EAR
               INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                        5.25        07/01/2009         820,128
    2,400,000  MASSACHUSETTS HFA SERIES B (HOUSING REVENUE LOC)                              3.15        06/01/2008       2,369,208
      500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A
               (OTHER REVENUE LOC)+/-                                                        4.95        12/01/2006         507,840
    2,355,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY REFUSETECH INCORPORATED
               PROJECT SERIES A (OTHER REVENUE LOC)                                          6.30        07/01/2005       2,365,032
    5,000,000  MASSACHUSETTS STATE TURNPIKE AUTHORITY SERIES A (TOLL ROAD REVENUE LOC)       5.00        01/01/2011       5,220,750
    4,000,000  MONTACHUSETT MA REGIONAL TRANSIT AUTHORITY REVENUE ANTICIPATION NOTES
               (PROPERTY TAX REVENUE LOC)                                                    3.00        06/17/2005       3,996,640
    1,335,000  PITTSFIELD MA ANTICIPATION NOTES (PROPERTY TAX REVENUE LOC)                   3.00        10/21/2005       1,336,268

                                                                                                                         20,852,711
                                                                                                                       ------------
MICHIGAN - 1.71%
      615,000  FLINT MI HOSPITAL BUILDING AUTHORITY HURLEY MEDICAL CENTER SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.80        07/01/2005         615,572
      510,000  FLINT MI HOSPITAL BUILDING AUTHORITY HURLEY MEDICAL CENTER SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        07/01/2005         511,535
    6,350,000  GRAND RAPIDS MI CHARTER TOWNSHIP PORTER HILLS OBLIGATION GROUP PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       2.90        07/01/2033       6,350,000
    3,000,000  MICHIGAN STRATEGIC LIMITED OBLIGATION WASTE MANAGEMENT
               (OTHER REVENUE LOC)+/-@                                                       3.15        12/01/2013       2,986,950
      850,000  MICHIGAN STRATEGIC WASTE MANAGEMENTS INCORPORATED PROJECT
               (SEWER REVENUE LOC)+/-@                                                       4.20        12/01/2012         852,890
      215,000  PONTIAC MI TAX INCREMENT FINANCE AUTHORITY TAX INCREMENT DEVELOPMENT
               AREA NUMBER 3 (TAX INCREMENTAL REVENUE LOC)                                   4.00        06/01/2005         215,179

                                                                                                                         11,532,126
                                                                                                                       ------------
MINNESOTA - 2.60%
    9,948,000  BURNSVILLE MN PROVENCE LLC PROJECT SERIES A (HOUSING REVENUE LOC)+/-@         3.26        01/01/2045       9,948,000
    3,075,000  CANBY MN COMMUNITY HOSPITAL DISTRICT NUMBER 1 SIOUX VALLEY HOSPITALS &
               HEALTH (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                3.30        11/01/2026       3,075,000
      500,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C
               (AIRPORT REVENUE LOC)                                                         6.25        08/01/2014         504,010
    2,150,000  MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES B (HOUSING REVENUE LOC)      5.00        07/01/2034       2,239,655
      125,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY HAMLINE UNIVERSITY
               SERIES 4I (COLLEGE AND UNIVERSITY REVENUE LOC)                                5.65        10/01/2007         128,729
    1,578,943  MINNESOTA STATE (LEASE REVENUE LOC)                                           3.50        06/30/2007       1,578,943

                                                                                                                         17,474,337
                                                                                                                       ------------
MISSISSIPPI - 3.32%
    8,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE LOC)#      4.50        09/01/2005       8,009,520
    7,800,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER II HOUSING-LAUREL PARK
               APARTMENTS PROJECT (HOUSING REVENUE LOC)+/-@                                  2.05        06/01/2030       7,791,888

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MISSISSIPPI (CONTINUED)

$   6,500,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER II TERRACE PARK
               APARTMENTS PROJECT (HOUSING REVENUE LOC)+/-@                                  1.75%       05/01/2030    $  6,500,000

                                                                                                                         22,301,408
                                                                                                                       ------------
MISSOURI - 2.71%
    2,955,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT
               (TAX REVENUE LOC)                                                             4.50        04/15/2016       2,959,107
      125,000  ELLISVILLE MO IDA GAMBRILL GARDENS PROJECT (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.10        06/01/2005         125,072
      135,000  ELLISVILLE MO IDA GAMBRILL GARDENS PROJECT (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.20        06/01/2006         135,695
    7,000,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                                 3.88        08/01/2018       6,915,370
      100,000  I-470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO (TRANSPORTATION
               REVENUE LOC)                                                                  5.00        05/01/2005         100,006
      375,000  I-470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO (TRANSPORTATION
               REVENUE LOC)                                                                  5.20        05/01/2006         379,553
      800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY
               AMERICAN  CYANAMID COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)               5.80        09/01/2009         859,528
    5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST LOUIS CITY
               SCHOOL DISTRICT SERIES H (OTHER REVENUE LOC)                                  3.25        11/14/2005       5,003,650
      915,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  6.00        10/01/2007         930,162
      775,000  SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY UNIVERSITY PLAZA
               PROJECT (OTHER REVENUE LOC)                                                   6.30        10/01/2006         794,375

                                                                                                                         18,202,518
                                                                                                                       ------------
MONTANA - 0.53%
    1,260,000  BILLINGS MT (TAX INCREMENTAL REVENUE LOC)                                     2.96        03/01/2006       1,255,011
    1,300,000  BILLINGS MT (TAX INCREMENTAL REVENUE LOC)                                     3.38        03/01/2007       1,294,917
      995,000  BILLINGS MT (TAX REVENUE LOC)                                                 3.80        03/01/2008         997,358

                                                                                                                          3,547,286
                                                                                                                       ------------
NEVADA - 0.32%
      625,000  CLARK COUNTY NV IMPROVEMENT DISTRICT 108 & 124 SERIES B
               (OTHER REVENUE LOC)                                                           4.10        02/01/2008         623,838
    1,500,000  LAS VEGAS NV PAINTER TRIBE SERIES A (OTHER REVENUE LOC)                       4.65        11/01/2005       1,509,375

                                                                                                                          2,133,213
                                                                                                                       ------------
NEW HAMPSHIRE - 2.08%
    1,140,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A
               (OTHER REVENUE LOC)                                                           5.80        01/01/2009       1,206,873
    4,000,000  MERRIMACK COUNTY NH TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE LOC)         3.35        12/28/2005       4,005,920
    7,000,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY (OTHER REVENUE LOC)+/-@              3.50        07/01/2027       6,831,790
      490,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW HAMPSHIRE
               MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                   3.00        10/01/2006         490,431
    1,420,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW HAMPSHIRE
               MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                   4.00        10/01/2007       1,442,592

                                                                                                                         13,977,606
                                                                                                                       ------------
NEW JERSEY - 3.52%
    1,500,000  BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING FACILITIES
               REVENUE LOC)                                                                  5.00        03/15/2007       1,525,020
    4,000,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES B (PROPERTY TAX REVENUE LOC)         5.00        11/15/2005       4,026,720
    1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE
               (OTHER REVENUE LOC)                                                           5.63        06/15/2017       1,549,034
      400,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FIRST MORTGAGE WINCHESTER
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  2.60        11/01/2005         398,104

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW JERSEY (CONTINUED)
$   7,500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SCHOOL FACILITIES+/-@               2.75%       03/01/2025    $  7,495,725
    1,215,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  4.80        08/01/2021       1,235,667
    4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.60        07/01/2007       5,105,167
      290,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
               (EXCISE TAX REVENUE LOC)                                                      5.00        06/01/2009         296,925
    1,500,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
               (EXCISE TAX REVENUE LOC)                                                      4.38        06/01/2019       1,501,470
      500,000  UNION COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY AMERICAN CYANAMID
               COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  5.80        09/01/2009         538,590

                                                                                                                         23,672,422
                                                                                                                       ------------
NEW MEXICO - 0.71%
      755,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          3.75        04/01/2010         768,771
      175,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES II C
               (EDUCATIONAL FACILITIES REVENUE LOC)                                          6.00        12/01/2008         177,833
      360,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES IV A1
               (EDUCATIONAL FACILITIES REVENUE LOC)                                          7.05        03/01/2010         360,069
      935,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
               (HOUSING REVENUE LOC)                                                         7.10        09/01/2030         965,406
    1,750,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
               (HOUSING REVENUE LOC)                                                         6.75        09/01/2029       1,857,730
      620,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
               (HOUSING REVENUE LOC)                                                         6.80        03/01/2031         658,211

                                                                                                                          4,788,020
                                                                                                                       ------------
NEW YORK - 5.78%
    5,000,000  MONROE COUNTY NY ANTICIPATION NOTES (PROPERTY TAX REVENUE LOC)                4.00        07/28/2005       5,008,950
      715,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.63        11/01/2010         769,926
       65,000  NASSAU COUNTY NY IDA SPECIAL NEEDS FACILITIES PROGRAM-B-1
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.60        07/01/2005          65,079
      375,000  NASSAU COUNTY NY IDA SPECIAL NEEDS SERIES B-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          6.50        07/01/2006         382,174
    6,250,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION CAPITAL APPRECIATION
               YALE BUILDING PROJECT (OTHER REVENUE LOC)^                                    4.24        06/01/2008       5,491,312
      530,000  NEW YORK MORTGAGE AGENCY HOMEOWNER MORTGAGE SERIES 103
               (HOUSING REVENUE LOC)+/-@                                                     2.95        10/01/2017         530,053
      435,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM (LEASE REVENUE LOC)            5.13        11/01/2006         436,214
      825,000  NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.60        07/01/2005         824,505
    1,200,000  NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          6.50        07/01/2006       1,200,576
    1,000,000  NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          3.05        07/01/2009         979,200
      220,000  NEW YORK NY SERIES A (PROPERTY TAX REVENUE LOC)                               6.13        08/01/2006         228,813
      700,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE LOC)                               8.25        06/01/2006         741,342
    1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE FACILITIES
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                                5.00        11/01/2011       1,065,910
    9,125,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES C
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          7.50        07/01/2010      10,115,154
    1,000,000  SCHENECTADY NY (TAX REVENUE LOC)                                              5.90        12/30/2005         999,070
      205,000  SUFFOLK COUNTY NY (OTHER REVENUE LOC)                                         6.50        07/01/2006         208,922
      165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C-1 (OTHER REVENUE LOC)     6.88        07/01/2010         174,733

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (CONTINUED)
$   1,505,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
               (EXCISE TAX REVENUE LOC)                                                      5.00%       06/01/2009    $  1,507,995
    6,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
               (EXCISE TAX REVENUE LOC)                                                      5.00        06/01/2010       6,513,845
      530,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.25        06/01/2013         563,141
    1,035,000  UNITED NATIONS DEVELOPMENT CORPORATION NY SERIES A (OTHER REVENUE LOC)        4.00        07/01/2007       1,060,523

                                                                                                                         38,867,437
                                                                                                                       ------------
NORTH CAROLINA - 0.39%
      790,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
               (UTILITIES REVENUE LOC)                                                       6.00        01/01/2006         805,081
    1,600,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D
               (UTILITIES REVENUE LOC)                                                       6.00        01/01/2009       1,674,672
      115,000  NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA ELECTRIC REVENUE
               (ELECTRIC REVENUE LOC)                                                        7.25        01/01/2007         122,653

                                                                                                                          2,602,406
                                                                                                                       ------------
NORTH DAKOTA - 0.62%
    1,060,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE LOC)%%                            4.20        07/01/2011       1,065,395
    1,580,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE LOC)%%                            3.70        01/01/2009       1,587,284
    1,480,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE LOC)%%                            4.10        01/01/2011       1,484,396

                                                                                                                          4,137,075
                                                                                                                       ------------
OHIO - 3.02%
    2,070,000  BEAVERCREEK CITY OH SCHOOL DISTRICT TAX ANTICIPATION NOTES
               (TAX INCREMENTAL REVENUE LOC)                                                 4.00        12/01/2005       2,079,294
      775,000  CARROLL OH WATER & SEWER DISTRICT (PROPERTY TAX REVENUE LOC)                  6.25        12/01/2010         828,180
      300,000  CLEVELAND OH CONTINENTAL AIRLINES INCORPORATED (AIRPORT REVENUE LOC)          5.50        12/01/2008         285,012
      820,000  COUNTY OF ATHENS OH O'BLENESS SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.00        11/15/2008         833,382
       60,158  CUYAHOGA COUNTY OH PARKLANE APARTMENTS SERIES A1
               (HOUSING REVENUE LOC)+/-                                                      6.00        10/01/2037          40,449
      104,374  CUYAHOGA COUNTY OH PARKLANE APARTMENTS SERIES A2 (HOUSING REVENUE LOC)+       5.46        10/01/2037             104
    4,000,000  FIELD OH LOCAL SCHOOL DISTRICT BOARD ANTICIPATION NOTES SCHOOL
               IMPROVEMENTS (PROPERTY TAX REVENUE LOC)                                       3.20        06/28/2005       3,998,800
    1,330,000  FRANKLIN COUNTY OH CAPITOL SOUTH COMMUNITY URBAN (LEASE REVENUE LOC)          4.85        06/01/2006       1,350,775
      700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.50        02/15/2008         738,948
    2,450,000  LORAIN OH (PROPERTY TAX REVENUE LOC)                                          4.00        10/06/2005       2,454,876
      265,000  MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A (HOUSING REVENUE LOC)         8.10        10/01/2013         266,640
      500,000  MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  6.00        04/01/2008         533,315
    2,850,000  OHIO AIR QUALITY DEVELOPMENT AUTHORITY PCR TOLEDO SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.10        09/01/2033       2,850,200
      950,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.35        06/01/2033         951,549
    3,065,000  UNIVERSITY OF CINCINNATI SERIES U (COLLEGE AND UNIVERSITY REVENUE LOC)        5.60        06/01/2014       3,103,129

                                                                                                                         20,314,653
                                                                                                                       ------------
OKLAHOMA - 1.13%
      240,000  CITIZEN POTAWATOMI NATION OK SERIES A (OTHER REVENUE LOC)                     3.40        09/01/2005         239,842
      305,000  CITIZEN POTAWATOMI NATION OK SERIES A (OTHER REVENUE LOC)                     4.15        09/01/2006         305,253
    1,000,000  KINGFISHER OK SPECIAL PROJECTS AUTHORITY KINGFISHER PUBLIC SCHOOLS
               PROJECT (LEASE REVENUE LOC)                                                   4.10        09/01/2009       1,006,400
    2,005,000  OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC SCHOOLS
               PROJECT (UTILITIES REVENUE LOC)                                               4.50        09/01/2008       2,088,528
    1,275,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL PROJECT
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  5.35        07/01/2008       1,338,329

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
OKLAHOMA (CONTINUED)
$   1,325,000  OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUE SERIES A                          6.25%       08/15/2015    $  1,481,854
    1,120,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY HARRAH PUBLIC SCHOOLS
               PROJECT (LEASE REVENUE LOC)                                                   3.35        09/01/2008       1,108,654

                                                                                                                          7,568,860
                                                                                                                       ------------
OREGON - 1.74%
    3,000,000  GILLIAM COUNTY OR WASTE MANAGEMENT PROJECT (OTHER REVENUE LOC)+/-@            3.63        07/01/2029       3,000,000
    4,000,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       2.65        08/15/2032       4,000,000
    4,485,000  PORT OF PORTLAND OR PORTLAND INTERNATIONAL AIRPORT SERIES 11
               (AIRPORT REVENUE LOC)                                                         5.60        07/01/2012       4,690,368

                                                                                                                         11,690,368
                                                                                                                       ------------
PENNSYLVANIA - 5.83%
    4,250,000  ALLEGHENY COUNTY PA (HEALTHCARE FACILITIES REVENUE LOC)+/-@                   3.25        09/01/2032       4,250,000
    1,875,000  CHESTER PA TRAN (PROPERTY TAX REVENUE LOC)                                    4.50        06/15/2005       1,874,119
    3,750,000  DELAWARE RIVER PORT AUTHORITY PA & N J (TOLL ROAD REVENUE LOC)                5.45        01/01/2012       3,889,687
      660,000  GROVE CITY PA AREA HOSPITAL AUTHORITY UNITED COMMUNITY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.75        07/01/2006         663,472
      500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.80        11/01/2012         486,680
      500,000  ONTELAUNEE TOWNSHIP PA MUNICIPAL AUTHORITY (SEWER REVENUE LOC)                4.25        11/15/2005         499,790
      920,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY AMTRAK PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  6.00        11/01/2007         949,670
    1,095,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY AMTRAK PROJECT
               SERIES A (LEASE REVENUE LOC)                                                  6.00        11/01/2010       1,146,060
    3,295,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY NORTHWESTERN
               HUMAN SERVICES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                   4.88        06/01/2008       3,342,448
    3,923,077  PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE (HOUSING REVENUE LOC)+/-      3.45        06/01/2008       3,923,077
    1,500,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY SUBSERIES C2
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                      2.90        12/01/2022       1,500,000
    4,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY
               OF PENNSYLVANIA HEALTH SERVICES SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)@                                                                 5.60        01/01/2006       4,114,800
      750,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY
               OF PENNSYLVANIA SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                  5.60        01/01/2010         769,845
    1,715,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               JEANES HEALTH SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             6.60        07/01/2010       1,838,874
    5,630,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         5.25        05/15/2010       5,956,878
      850,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG LLC
               PROJECT (AIRPORT REVENUE LOC)                                                 5.25        01/01/2009         833,705
    3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT
               (HOUSING REVENUE LOC)                                                         4.00        06/15/2008       3,157,093

                                                                                                                         39,196,198
                                                                                                                       ------------
PUERTO RICO - 1.84%
      105,000  CHILDREN'S TRUST FUND (EXCISE TAX REVENUE LOC)                                4.00        05/15/2010         103,677
      440,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)@                  5.75        07/01/2010         467,109
      340,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          4.50        12/01/2005         342,846
      355,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          4.50        12/01/2006         361,990

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO (CONTINUED)
$     300,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00%       02/01/2007    $    308,253
      925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        02/01/2008         961,269
      390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        12/01/2008         410,268
    9,400,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
               (STATE & LOCAL GOVERNMENTS LOC)+/-                                            3.64        10/01/2040       9,400,000

                                                                                                                         12,355,412
                                                                                                                       ------------
SOUTH CAROLINA - 2.70%
    1,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.53        01/01/2027         245,400
    2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.53        01/01/2028         426,639
   18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      8.08        01/01/2037       1,487,192
   14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                      9.88        01/01/2038       1,108,960
      355,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A
               (AIRPORT REVENUE LOC)                                                         5.50        04/01/2011         356,246
    6,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY CONCO MEDICAL
               PRODUCTS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                     3.28        09/01/2010       6,300,000
      235,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
               HEALTH ALLIANCE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                  4.50        08/01/2006         237,961
      760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
               HEALTH ALLIANCE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                  5.00        08/01/2008         790,142
    1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
               HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                           4.75        08/01/2007       1,022,900
    1,475,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE LOC)                    7.60        07/01/2005       1,485,767
    1,205,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE LOC)                    7.70        07/01/2006       1,234,788
    2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE LOC)#                   7.80        07/01/2009       2,429,808
    1,000,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)     7.63        03/01/2006       1,023,560

                                                                                                                         18,149,363
                                                                                                                       ------------
SOUTH DAKOTA - 1.33%
    4,000,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.39        12/01/2012       4,000,000
      225,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS INCORPORATED
               PROJECT A (UTILITIES REVENUE LOC)                                             4.25        04/01/2008         227,273
      260,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS INCORPORATED
               PROJECT A (UTILITIES REVENUE LOC)                                             4.50        04/01/2009         265,047
      665,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG PROJECT B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          4.38        04/01/2011         674,682
      345,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH SERIES E (HEALTHCARE FACILITIES REVENUE LOC)               5.00        11/01/2005         348,498
    3,260,000  SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE REVENUE LOC)            5.35        12/01/2012       3,438,257

                                                                                                                          8,953,757
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
TENNESSEE - 2.19%
$     335,000  CITIZENS TN GAS UTILITY DISTRICT (UTILITIES REVENUE LOC)                      5.15%       01/01/2009    $    339,050
    1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
               DEVELOPMENT BOARD EASTER SEAL PROJECT (OTHER REVENUE LOC)+/-@                 2.75        08/01/2019       1,195,476
    2,500,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD BAPTIST
               MEMORIAL HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              5.00        09/01/2007       2,590,000
    8,650,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
               BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)+/-@           5.00        09/01/2020       9,037,866
    1,585,000  TENNESSEE HOUSING DEVELOPMENT AGENCY HOMEOWNERSHIP PROGRAM ISSUE 3A
               (HOUSING REVENUE LOC)^                                                        3.68        07/01/2005       1,575,173

                                                                                                                         14,737,565
                                                                                                                       ------------
TEXAS - 6.53%
      630,000  ANSON TX EDUCATION FACILITIES CORPORATION UNIVERSITY OF TEXAS WATERVIEW
               PARK PROJECT (HOUSING REVENUE LOC)                                            4.00        01/01/2008         639,557
    1,110,000  AUSTIN TX SERIES A (UTILITIES REVENUE LOC)                                    5.38        11/15/2005       1,112,320
    9,000,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE LOC)                           5.75        08/15/2022       9,678,330
    2,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.40        04/01/2030       2,816,688
    1,440,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.05        06/01/2030       1,461,902
      145,000  DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           3.38        09/01/2005         144,978
      200,000  DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           3.63        09/01/2006         199,894
    1,132,573  DESOTO TX IDA WINTERGREEN COMMERCIAL REMARKETED 2-1-94
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       7.00        01/01/2017       1,080,508
      970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS
               PROJECT (HOUSING REVENUE LOC)                                                 3.88        01/01/2010         991,185
      245,000  HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION HOSPITAL
               INCORPORATED PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                      4.00        02/15/2006         245,568
    2,695,000  HOUSTON TX SPECIAL FACILITIES PEOPLE MOVER SERIES A (AIRPORT REVENUE LOC)     5.38        07/15/2009       2,802,692
    2,596,841  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
               CORNERS PROJECT+/-                                                            3.60        06/15/2006       2,199,836
      327,333  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
               CORNERS PROJECT+/-                                                            4.57        06/15/2006         277,284
      800,000  METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N. JONES
               MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                 6.38        01/01/2007         810,072
    5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS A (HOUSING REVENUE LOC)                     4.40        08/24/2009       5,165,000
    2,455,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B
               (HOUSING REVENUE LOC)                                                         6.38        10/01/2011       2,377,766
      290,000  SABINE RIVER TX AUTHORITY TXU ELECTRIC COMPANY PROJECT SERIES B
               (OTHER REVENUE LOC)+/-@                                                       5.75        05/01/2030         314,000
      100,000  SAN ANGELO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^         2.90        02/15/2006          97,720
    7,075,000  TEXAS WATER DEVELOPMENT (OTHER REVENUE LOC)                                   5.70        07/15/2013       7,316,682
      875,000  TOM GREEN COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SHANNON
               HEALTH SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                    5.60        05/15/2006         886,349
    2,355,000  TRINITY RIVER TX AUTHORITY ELECTRIC COMPANY PROJECT SERIES A
               (OTHER REVENUE LOC)+/-@                                                       5.00        05/01/2027       2,426,098
      845,000  WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION KNAPP MEDICAL CENTER
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.00        06/01/2007         870,342

                                                                                                                         43,914,771
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
UTAH - 0.60%
$   2,040,034  DAVIS COUNTY UT SCHOOL DISTRICT (LEASE PURCHASE REVENUE LOC)                  3.00%       09/07/2008    $  2,034,159
    2,000,000  MOUNTAIN UT REGIONAL WATER SPECIAL SERVICE DISTRICT DISTRICT NUMBER
               2002-1 (OTHER REVENUE LOC)                                                    6.25        12/01/2008       1,999,860

                                                                                                                          4,034,019
                                                                                                                       ------------
VERMONT - 0.11%
      360,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY COUNCIL
               DEVELOPMENT MENTAL HEALTH CLASS A (HEALTHCARE FACILITIES REVENUE LOC)         6.20        12/15/2005         365,771
      455,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY HEALTH CARE
               FACILITIES COPLEY MANOR PROJECT (HEALTHCARE FACILITIES REVENUE LOC)^^         5.40        04/01/2006         361,347

                                                                                                                            727,118
                                                                                                                       ------------
VIRGIN ISLANDS - 1.51%
      730,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.47        05/15/2009         658,110
    1,100,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.37        05/15/2010         987,943
    3,315,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)          5.50        10/01/2006       3,430,859
    1,695,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER REVENUE LOC)          6.00        10/01/2005       1,711,865
    1,500,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER REVENUE LOC)          6.00        10/01/2006       1,548,630
    1,750,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER REVENUE LOC)          6.00        10/01/2007       1,840,003

                                                                                                                         10,177,410
                                                                                                                       ------------
VIRGINIA - 1.20%
    1,000,000  AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      4.05        04/01/2027         998,690
    6,500,000  PITTSYLVANIA COUNTY VA IDA EXEMPT FACILITIES SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          7.50        01/01/2014       6,663,085
      380,000  SOUTHEASTERN WA PUBLIC SERVICE AUTHORITY SUBSERIES 2 (OTHER REVENUE LOC)      4.40        07/01/2005         380,384

                                                                                                                          8,042,159
                                                                                                                       ------------
WASHINGTON - 4.14%
    5,000,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT NUMBER 1 CHELAN HYDRO SERIES A
               (UTILITIES REVENUE LOC)+/-@                                                   6.55        12/31/2049       5,017,400
    3,795,000  CLARK COUNTY NV INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED PROJECT
               SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                              3.38        08/01/2007       3,795,645
    1,500,000  PORT LONGVIEW WA INDUSTRIAL DEVELOPMENT CORPORATION WEYERHAEUSER
               COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                          6.88        10/01/2008       1,658,565
      590,000  QUINCY WA (WATER REVENUE LOC)                                                 4.50        11/01/2008         602,402
      575,000  QUINCY WA (WATER REVENUE LOC)                                                 4.75        11/01/2009         593,981
    1,390,000  SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 1 (OTHER REVENUE LOC)        4.00        12/01/2006       1,397,659
      205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 3 SERIES A
               (PROPERTY TAX REVENUE LOC)                                                    6.00        06/01/2010         212,324
    3,555,000  SPOKANE COUNTY WA SCHOOL DISTRICT NUMBER 81 (PROPERTY TAX REVENUE LOC)^       3.37        06/01/2009       3,161,035
    3,100,000  SPOKANE COUNTY WA SCHOOL DISTRICT NUMBER 81 (PROPERTY TAX REVENUE LOC)^       3.58        06/01/2010       2,745,918
      610,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
               CONVERTABLE DEFERRED INTEREST MBIA INSURED (PROPERTY TAX REVENUE LOC)^        3.68        12/01/2010         538,447
      200,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON (EXCISE TAX REVENUE LOC)           5.25        06/01/2009         206,630
      915,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
               (HOUSING REVENUE LOC)                                                         6.25        12/01/2011         901,394
    5,000,000  WASHINGTON STATE HEALTH (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.75        01/01/2029       5,000,000

PORTFOLIO OF INVESTMENTS --        WELLS FARGO ADVANTAGE  MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WASHINGTON (CONTINUED)
$   2,000,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       4.00%       10/01/2023    $  2,000,000

                                                                                                                         27,831,400
                                                                                                                       ------------
WEST VIRGINIA - 0.75%
      360,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           7.00        10/01/2010         396,986
    3,000,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E
               (OTHER REVENUE LOC)+/-@                                                       2.80        05/01/2019       2,960,040
      535,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON MEDICAL
               CENTER SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                           4.50        12/01/2005         536,086
    1,170,000  WEST VIRGINIA PUBLIC ENERGY AUTHORITY MORGANTOWN ASSOCIATION PROJECT A
               (UTILITIES REVENUE LOC)+/-                                                    5.05        07/01/2008       1,173,054

                                                                                                                          5,066,166
                                                                                                                       ------------
WISCONSIN - 3.78%
    2,900,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX REVENUE LOC)      5.50        06/01/2010       3,046,595
       40,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX REVENUE LOC)      5.75        06/01/2011          42,614
      325,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.00        06/01/2008         333,297
      830,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.00        06/01/2009         852,949
      500,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE+/-                                   3.63        04/01/2016         500,000
      570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  4.85        12/01/2007         582,711
      605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.05        12/01/2008         620,349
      650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  5.20        12/01/2009         665,912
    3,935,000  PLEASANT PRAIRIE WI ANTICIPATION NOTES (WATER REVENUE LOC)@                   4.00        10/01/2006       4,001,974
    2,200,000  RICHLAND COUNTY WI SCHOOL DISTRICT TRAN                                       3.25        10/26/2005       2,203,498
       25,000  STEVENS POINT WI CDA SECTION 8 (HOUSING REVENUE LOC)                          6.50        09/01/2009          28,208
    1,050,000  VILLAGE OF RANDOLPH WI PROMISSORY NOTES (PROPERTY TAX REVENUE LOC)            4.38        09/01/2006       1,061,046
      300,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
               COMMUNITIES HOSPITALS INCORPORATED CLASS A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  4.25        08/15/2008         297,546
      200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
               COMMUNITIES HOSPITALS INCORPORATED CLASS A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  4.50        08/15/2009         198,364
    1,855,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELLIN MEMORIAL
               HOSPITAL INCORPORATED (HEALTHCARE FACILITIES REVENUE LOC)                     5.00        02/15/2009       1,876,963
      175,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
               HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       4.45        05/01/2007         178,806
       25,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
               HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             4.80        06/01/2006          25,082
       30,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN HOME FOR
               THE AGING (HEALTHCARE FACILITIES REVENUE LOC)                                 7.00        09/01/2025          30,003
      200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  4.50        02/15/2006         201,520
      350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  5.75        02/15/2007         362,880
    1,500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE PILLARS
               COMMUNITIES (HEALTHCARE FACILITIES REVENUE LOC)                               5.00        08/15/2010       1,583,145
      100,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
               HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             3.25        07/01/2005          99,875
      100,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
               HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             3.88        07/01/2006          99,582
      130,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
               HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             4.13        07/01/2007         129,048

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)

$   2,905,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE LOC)                                                         5.80%       09/01/2017    $  2,957,348
    3,370,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F
               (HOUSING REVENUE LOC)                                                         5.20        07/01/2018       3,404,408

                                                                                                                         25,383,723
                                                                                                                       ------------
WYOMING - 0.58%
    2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.45        06/01/2024       2,855,000
    1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        12/01/2007       1,069,509

                                                                                                                          3,924,509
                                                                                                                       ------------
MULTIPLE STATES - 0.89%
    2,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                               4.15        10/31/2039       1,993,500
    4,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
               CTFS C (OTHER REVENUE LOC)+/-                                                 3.38        11/01/2008       4,017,760

                                                                                                                          6,011,260
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $672,143,603)                                                                       672,844,768
                                                                                                                       ------------
CONTRACTS

SWAP OPTIONS - 0.00%

        7,400  5 YEAR 4.87% INTEREST RATE SWAP, EXPIRES 7/14/05                                                              13,690

TOTAL SWAP OPTIONS (COST $153,920)                                                                                           13,690
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 0.80%

SHARES

MUTUAL FUND - 0.80%
    5,371,483  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                              5,371,483
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,371,483)                                                                            5,371,483
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $677,669,006)*                               100.86%                                                             $678,229,941
OTHER ASSETS AND LIABILITIES, NET                   (0.86)                                                               (5,759,311)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $672,470,630
                                                   ======                                                              ============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,371,483.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 99.61%

ALABAMA - 2.54%
$     225,000  ALABAMA 21ST CENTURY AUTHORITY (OTHER REVENUE LOC)                            5.13%       12/01/2005    $    226,739
    1,000,000  ALABAMA 21ST CENTURY AUTHORITY (OTHER REVENUE LOC)                            5.25        12/01/2006       1,023,200
   17,815,000  BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES
               FINANCING AUTHORITY BAPTIST HEALTH SYSTEM SERIES C (HEALTHCARE
               FACILITIES REVENUE LOC)+/-@                                                   4.35        11/15/2016      17,912,270
    1,305,000  SHELBY COUNTY AL BOARD OF EDUCATION (LEASE REVENUE LOC)                       2.40        05/15/2006       1,293,673

                                                                                                                         20,455,882
                                                                                                                       ------------
ARIZONA - 1.55%
    8,300,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION EL PASO ELECTRIC
               COMPANY PROJECT SERIES A (UTILITIES REVENUE LOC)+/-@                          6.25        05/01/2037       8,368,807
    1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       4.75        08/01/2020       1,826,642
    1,250,000  PASCUA YAQUI TRIBE AZ GOVERNMENT FACILITIES (OTHER REVENUE LOC)               5.20        01/01/2006       1,266,350
    1,000,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@             4.75        08/01/2020         994,950

                                                                                                                         12,456,749
                                                                                                                       ------------
ARKANSAS - 0.90%
    2,500,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT
               (OTHER REVENUE LOC)+/-@                                                       2.85        08/01/2021       2,495,050
    2,120,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                          3.50        11/01/2008       2,145,673
    1,695,000  LITTLE ROCK AR LEXICON INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                                  6.48        07/01/2006       1,687,695
      360,000  NORTHWEST AR REGIONAL AIRPORT AUTHORITY (AIRPORT REVENUE LOC)                 4.00        02/01/2006         362,279
      525,000  POPE COUNTY AR ENTERGY ARKANSAS INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.05        09/01/2028         528,612

                                                                                                                          7,219,309
                                                                                                                       ------------
CALIFORNIA - 8.19%
    2,505,000  BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO EXTENSION FTA
               CAPITAL GRANT SERIES A AMBAC INSURED (STATE & LOCAL GOVERNMENTS LOC)          4.88        06/15/2009       2,509,409
    1,045,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)                   4.70        08/01/2016       1,053,684
    9,000,000  CALIFORNIA SERIES D5 (OTHER REVENUE LOC)+/-@                                  1.95        05/01/2033       8,996,580
    6,650,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-@                  4.88        05/15/2029       6,650,000
    8,900,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       4.88        05/15/2029       8,900,000
    1,550,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
               (HOUSING REVENUE LOC)+/-@                                                     4.70        05/15/2029       1,550,000
    9,050,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CERTIFICATE
               PARTICIPATION OBLIGATED GROUP ACA INSURED (HOSPITAL REVENUE LOC)+/-@          4.70        12/01/2028       9,050,000
      345,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
               (OTHER REVENUE LOC)                                                           5.13        06/01/2014         345,700
   12,455,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
               (OTHER REVENUE LOC)                                                           5.25        06/01/2015      12,483,522
    9,320,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
               (OTHER REVENUE LOC)                                                           5.25        06/01/2016       9,341,343
    1,554,785  PASADENA CA (HEALTHCARE FACILITIES REVENUE LOC)                               4.25        12/19/2006       1,554,816
    1,280,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE LOC)      5.00        03/01/2006       1,285,427
      500,000  TOBACCO SECURITIZATION AUTHORITY OF SOUTHERN CALIFORNIA SERIES A
               (OTHER REVENUE LOC)                                                           4.00        06/01/2005         499,955
    1,590,000  TOBACCO SECURITIZATION AUTHORITY OF SOUTHERN CALIFORNIA SERIES A
               (OTHER REVENUE LOC)                                                           5.00        06/01/2007       1,618,954

                                                                                                                         65,839,390
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
COLORADO - 1.18%
$   3,300,000  ADAMS COUNTY CO BRITTANY STATION PROJECT SERIES A
               (HOUSING REVENUE LOC)+/-@                                                     5.40%       09/01/2025    $  3,324,321
      209,581  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
               (HOUSING REVENUE LOC)                                                         5.25        11/01/2019         211,213
    1,000,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
               (HEALTHCARE FACILITIES REVENUE LOC)                                           3.05        10/01/2005         999,410
    2,245,000  COLORADO HFA SERIES A2 (HOUSING REVENUE LOC)                                  6.60        05/01/2028       2,313,405
      725,000  GARFIELD COUNTY CO VALLEY VIEW HOSPITAL ASSOCIATION PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           2.50        05/15/2005         724,899
    1,930,000  TOWER METROPOLITAN DISTRICT CO REFUNDING & IMPROVEMENT
               (PROPERTY TAX REVENUE LOC)+/-@                                                4.00        12/01/2030       1,939,264

                                                                                                                          9,512,512
                                                                                                                       ------------
FLORIDA - 5.30%
    4,400,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               5.00        12/01/2028       4,400,000
   20,200,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE RESORT SERIES B
               (TAX REVENUE LOC)+/-@                                                         3.06        10/01/2033      20,200,000
    2,000,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
               SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               3.10        11/15/2034       2,000,000
    3,170,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA INTERNATIONAL AIRPORT
               SERIES A (AIRPORT REVENUE LOC)                                                5.75        10/01/2007       3,317,627
      345,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE SOLUTIONS
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  3.25        10/01/2006         344,137
      250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE SOLUTIONS
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  3.50        10/01/2007         249,650
    2,030,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        11/15/2005       2,045,022
    1,000,000  PASCO COUNTY FL (OTHER REVENUE LOC)                                           5.75        04/01/2006       1,023,610
    1,000,000  ST JOHNS FL RIVER WATER MANAGEMENT DISTRICT
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                    5.10        07/01/2009       1,003,960
    8,000,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
               REVENUE LOC)+/-@                                                              4.70        12/01/2028       8,000,000

                                                                                                                         42,584,006
                                                                                                                       ------------
GEORGIA - 1.37%
   11,000,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTS
               (HOUSING REVENUE LOC)+/-@                                                     2.25        12/01/2037      11,000,000
                                                                                                                       ------------
IDAHO - 0.14%
    1,145,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1                        3.25        01/15/2007       1,143,878
                                                                                                                       ------------
ILLINOIS - 4.36%
   11,000,000  AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT (HOUSING REVENUE LOC)+/-@       5.30        11/01/2027      11,187,330
      380,000  CHICAGO IL CHATHAM RIDGE (TAX ALLOCATION REVENUE LOC)                         4.05        12/15/2005         380,300
      645,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT SENIOR LIEN SERIES A
               (AIRPORT REVENUE LOC)                                                         4.90        01/01/2006         652,495
    1,400,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT NUMBER 517 LAKE LAND
               COMMUNITY COLLEGE (PROPERTY TAX REVENUE LOC)                                  3.55        12/01/2005       1,398,754
      300,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT NUMBER 517 LAKE LAND
               COMMUNITY COLLEGE (PROPERTY TAX REVENUE LOC)                                  3.55        12/01/2006         298,560
    3,330,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES B (EDUCATIONAL FACILITIES
               REVENUE LOC)                                                                  7.00        01/01/2019       3,337,393
    2,600,000  HOFFMAN ESTATES IL CAPITAL APPRECIATION HOFFMAN ESTATES
               (TAX REVENUE LOC)^                                                            4.40        05/15/2005       2,595,216
    2,435,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PCR ILLINOIS POWER PROJECT AMBAC
               INSURED (POLLUTION CONTROL REVENUE LOC)+/-@                                   2.70        11/01/2028       2,435,000

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (CONTINUED)
$      75,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       4.80%       08/01/2025        $ 75,067
   12,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS SERVICES
               INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-@                 4.00        12/01/2022      12,179,520
      545,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY PREREFUNDED SERIES A
               (OTHER REVENUE LOC)                                                           5.15        05/01/2006         556,467

                                                                                                                         35,096,102
                                                                                                                       ------------
INDIANA - 2.66%
    8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@         5.63        07/01/2033       7,576,131
    3,050,000  CLARKSVILLE IN (HEALTHCARE FACILITIES REVENUE LOC)+/-@                        4.70        12/01/2025       3,050,000
    2,000,000  INDIANA DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
               PROJECT (OTHER REVENUE LOC)+/-@                                               2.70        10/01/2031       1,992,280
    9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A (HOUSING REVENUE LOC)+/-@             5.50        04/01/2030       8,760,677

                                                                                                                         21,379,088
                                                                                                                       ------------
IOWA - 0.39%
      500,000  AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE LOC)                    3.00        06/15/2005         500,235
      145,000  CEDAR RAPIDS IA FIRST MORTGAGE COTTAGE GROVE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.30        07/01/2005         144,396
    2,475,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION NOTES CLARKE
               COLLEGE SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                         3.65        05/24/2005       2,475,074

                                                                                                                          3,119,705
                                                                                                                       ------------
KANSAS - 1.40%
    6,250,000  BURLINGTON KS KC POWER & LIGHT COMPANY PROJECT SERIES C
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      2.38        10/01/2017       6,233,875
    2,000,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
               NOTES BAKER UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)          3.90        05/02/2005       1,999,980
    1,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
               NOTES BENEDICTINE UNIVERSITY SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          3.90        05/02/2005       1,499,925
      700,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
               NOTES BETHEL UNIVERSITY SERIES C (COLLEGE AND UNIVERSITY REVENUE LOC)         3.90        05/02/2005         699,965
      800,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION NOTES
               SOUTHWESTERN UNIVERSITY SERIES E (COLLEGE AND UNIVERSITY REVENUE LOC)         3.90        05/02/2005         799,960

                                                                                                                         11,233,705
                                                                                                                       ------------
KENTUCKY - 0.66%
      140,000  COVINGTON KY ALLEN & ALLEN (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@           4.25        09/01/2016         139,844
    1,500,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT HOUSING
               FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-@                            5.00        12/01/2028       1,500,000
    3,525,000  MUHLENBERG COUNTY KY MUHLENBERG COMMUNITY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           6.75        07/01/2010       3,649,186

                                                                                                                          5,289,030
                                                                                                                       ------------
LOUISIANA - 5.56%
    9,825,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE CHARLES
               MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-@             3.05        12/01/2018       9,825,000
   33,890,000  LOUISIANA PUBLIC FACILITIES AUTHORITY MFHR WHITTEN FOUNDATION
               SERIES A+/-@                                                                  4.00        08/01/2032      23,723,000
   18,995,000  LOUISIANA PUBLIC FACILITIES AUTHORITY MFHR WHITTEN FOUNDATION
               SERIES B+/-@^^                                                                5.65        08/01/2032         949,750

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
LOUISIANA (CONTINUED)
$   6,075,000  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE (LEASE REVENUE LOC)            5.71%       08/20/2007    $  6,168,859
    4,000,000  ST. CHARLES PARISH LA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@       4.90        06/01/2030       4,006,760

                                                                                                                         44,673,369
                                                                                                                       ------------
MARYLAND - 1.26%
    5,125,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT SINGLE FAMILY
               PROGRAM (HOUSING REVENUE LOC)+/-                                              6.05        04/01/2014       5,223,041
    4,865,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT SINGLE FAMILY
               PROGRAM 1ST SERIES (HOUSING REVENUE LOC)                                      5.80        04/01/2009       4,922,115

                                                                                                                         10,145,156
                                                                                                                       ------------
MASSACHUSETTS - 6.49%
    3,195,000  BERKSHIRE MA REGIONAL TRANSIT AUTHORITY REVENUE ANTICIPATION NOTES
               (TRANSPORTATION REVENUE LOC)                                                  3.00        09/16/2005       3,195,958
    3,780,000  BOSTON MA INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY PILOT SEAFOOD
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                              5.88        04/01/2030       3,889,280
      435,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY BERKSHIRE
               HEALTH SYSTEMS SERIES E (HEALTHCARE FACILITIES REVENUE LOC)                   4.50        10/01/2005         435,653
    4,930,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS CHRISTI
               OBLIGATION GROUP SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                 5.25        07/01/2005       4,942,621
    3,650,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS CHRISTI
               OBLIGATION GROUP SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                 5.25        07/01/2006       3,704,458
    2,000,000  MASSACHUSETTS HFA SINGLE FAMILY NOTES SERIES U (HOUSING REVENUE LOC)          2.65        01/31/2006       1,996,300
      500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A
               (OTHER REVENUE LOC)+/-                                                        4.95        12/01/2006         507,840
    4,205,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY REFUSETECH INCORPORATED PROJECT
               SERIES A (OTHER REVENUE LOC)                                                  6.30        07/01/2005       4,222,913
    7,200,000  MONTACHUSETT MA REGIONAL TRANSIT AUTHORITY REVENUE ANTICIPATION NOTES
               (PROPERTY TAX REVENUE LOC)                                                    3.00        06/17/2005       7,193,952
    9,500,000  PIONEER MA VALLEY TRANSIT AUTHORITY REVENUE ANTICIPATION NOTES
               (OTHER REVENUE LOC)                                                           3.50        08/05/2005       9,502,660
   12,600,000  WORCESTER MA REGIONAL TRANSIT AUTHORITY REVENUE ANTICIPATION NOTES
               (OTHER REVENUE LOC)                                                           3.00        06/30/2005      12,587,526

                                                                                                                         52,179,161
                                                                                                                       ------------
MICHIGAN - 0.92%
    7,300,790  SUBURBAN MI MOBILITY AUTHORITY                                                4.90        08/15/2007       7,361,314
                                                                                                                       ------------
MINNESOTA - 0.01%
       45,000  CANBY MN COMMUNITY HOSPITAL DISTRICT NUMBER 1 SIOUX VALLEY HOSPITALS &
               HEALTH (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                3.30        11/01/2026          45,000
                                                                                                                       ------------
MISSISSIPPI - 3.61%
    2,350,000  ADAMS COUNTY MS INTERNATIONAL PAPER COMPANY PROJECT SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.63        11/15/2006       2,356,674
    2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE LOC)       4.50        09/01/2005       2,002,380
   10,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST MEMORIAL
               HEALTH SERIES B2 (HEALTHCARE FACILITIES REVENUE LOC)+/-@                      3.00        09/01/2018       9,996,400
    4,500,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST MEMORIAL
               HEALTH SERIES B2 (HEALTHCARE FACILITIES REVENUE LOC)+/-@                      3.50        09/01/2022       4,511,565
    6,200,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER 8 MAGNOLIA PARK APARTMENTS
               (HOUSING REVENUE LOC)+/-@                                                     2.15        03/01/2030       6,200,372

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
MISSISSIPPI (CONTINUED)
$   4,000,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER II TERRACE PARK APARTMENTS
               PROJECT (HOUSING REVENUE LOC)+/-@                                             1.75%       05/01/2030    $  4,000,000

                                                                                                                         29,067,391
                                                                                                                       ------------
MISSOURI - 5.46%
    6,660,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                                 3.00        08/01/2013       6,632,694
    5,200,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                                 3.88        08/01/2018       5,137,132
    1,425,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SUB LIEN
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          6.50        02/15/2006       1,440,647
      800,000  MISSOURI ST HEALTH & EDUCATIONAL FACILITIES AUTHORITY FACILITIES
               REVENUE STARS-MERCY HEALTH SYSTEMS-SERIES C AMBAC INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       2.75        06/01/2031         800,000
    3,500,000  MISSOURI ST HEALTH AND EDUCATIONAL FACILITIES AUTHORITY REVENUE
               PRIVADE EDUCATION - REVENUE ANTICIPATION NOTES
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                           4.75        04/25/2006       3,532,760
    6,979,218  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LEASE-SUBLEASE
               PURCHASE (LEASE REVENUE LOC)                                                  3.09        07/15/2008       6,995,759
   14,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST LOUIS CITY
               SCHOOL DISTRICT SERIES H (OTHER REVENUE LOC)                                  3.25        11/14/2005      14,010,220
    2,490,000  RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT VILLAGE PROJECT       3.35        10/01/2006       2,484,497
    2,000,000  ST JOSEPH MO IDA ALBAUGH INCORPORATED PROJECT SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.36        11/01/2019       2,000,000
      850,000  ST. CHARLES SCHOOL DISTRICT MO CAPITAL APPRECIATION SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                   3.14        03/01/2006         828,104

                                                                                                                         43,861,813
                                                                                                                       ------------
NEBRASKA - 0.32%
    1,079,326  ENERGY AMERICA NE PUBLIC GAS AGENCY PROJECT SERIES B (B)                      5.10        10/15/2005       1,066,331
    1,510,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY (OTHER REVENUE LOC)              7.50        06/01/2009       1,510,770

                                                                                                                          2,577,101
                                                                                                                       ------------
NEVADA - 0.51%
    4,000,000  CLARK COUNTY NV MACARRAN INTERNATIONAL AIRPORT SERIES A
               (AIRPORT REVENUE LOC)@                                                        6.00        07/01/2017       4,101,240
                                                                                                                       ------------
NEW HAMPSHIRE - 0.78%
    2,000,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES B
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                           4.00        04/26/2006       2,014,700
    1,600,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES G
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                           4.00        04/26/2006       1,611,760
    2,645,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES H
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                           4.00        04/26/2006       2,664,441

                                                                                                                          6,290,901
                                                                                                                       ------------
NEW JERSEY - 1.85%
    5,493,000  BAYONNE NJ BOARD ANTICIPATION NOTES (PROPERTY TAX REVENUE LOC)                3.00        07/01/2005       5,487,012
    2,800,000  BAYONNE NJ PARKING AUTHORITY PACKAGE PROJECT (AIRPORT REVENUE LOC)            2.50        05/12/2005       2,799,356
    6,000,000  BAYONNE NJ REDEVELOPMENT AGENCY (PROPERTY TAX REVENUE LOC)                    4.25        05/27/2005       6,003,960
      555,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
               (EXCISE TAX REVENUE LOC)                                                      4.38        06/01/2019         555,544

                                                                                                                         14,845,872
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
NEW MEXICO - 2.46%
$   3,045,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00%       01/01/2008    $  3,167,531
   16,635,000  PUEBLO OF SANDIA NM+/-@%%                                                     4.94        03/01/2015      16,635,000

                                                                                                                         19,802,531
                                                                                                                       ------------
NEW YORK - 7.83%
    7,000,000  ALBANY NY SCHOOL DISTRICT BOARD ANTICIPATION NOTES
               (PROPERTY TAX REVENUE LOC)                                                    3.00        08/26/2005       6,987,330
    1,055,000  DUTCHESS COUNTY NY IDA MARIST COLLEGE SERIES A
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          2.75        07/01/2005       1,054,789
    2,055,000  MONROE NY NEWPOWER CORPORATION (ELECTRIC REVENUE LOC)                         3.30        01/01/2009       2,038,786
    8,750,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION CAPITAL APPRECIATION
               YALE BUILDING PROJECT (OTHER REVENUE LOC)^                                    4.24        06/01/2008       7,687,837
    1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE BUILDING
               ACQUISITION PROJECT (OTHER REVENUE LOC)                                       5.25        06/01/2008       1,031,440
    1,000,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM (LEASE REVENUE LOC)            5.13        11/01/2006       1,002,790
    1,035,000  SYRACUSE NY BOARD ANTICIPATION NOTES AIRPORT SERIES A
               (AIRPORT REVENUE LOC)                                                         3.75        04/13/2006       1,041,375
    7,530,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
               (EXCISE TAX REVENUE LOC)                                                      5.00        06/01/2009       7,544,985
   26,745,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
               (EXCISE TAX REVENUE LOC)                                                      5.00        06/01/2010      26,801,967
    3,000,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
               (OTHER REVENUE LOC)                                                           5.50        06/01/2010       3,007,710
    4,660,000  TSASC INCORPORATED NY SERIES 1 (OTHER REVENUE LOC)                            5.25        07/15/2010       4,743,088

                                                                                                                         62,942,097
                                                                                                                       ------------
NORTH DAKOTA - 0.08%
      620,000  NORTH DAKOTA STATE HFA HOUSING FINANCE HOME MORTGAGE FINANCE SERIES A
               (HOUSING REVENUE LOC)                                                         4.60        01/01/2023         620,843
                                                                                                                       ------------
OHIO - 4.02%
    2,000,000  FIELD OH LOCAL SCHOOL DISTRICT BOARD ANTICIPATION NOTES
               (PROPERTY TAX REVENUE LOC)                                                    3.25        06/28/2005       1,999,920
    8,000,000  FIELD OH LOCAL SCHOOL DISTRICT BOARD ANTICIPATION NOTES SCHOOL
               IMPROVEMENTS (PROPERTY TAX REVENUE LOC)                                       3.20        06/28/2005       7,997,600
    6,020,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION (EXCISE TAX REVENUE LOC)          2.75        09/01/2005       6,020,722
    1,000,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B (STADIUM
               REVENUE LOC)+/-                                                               3.49        09/15/2014       1,000,000
      825,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.00        02/15/2006         837,136
    2,500,000  MONROE OH BOARD ANTICIPATION NOTES (PROPERTY TAX REVENUE LOC)                 2.50        08/24/2005       2,494,750
    1,500,000  OHIO AIR QUALITY DEVELOPMENT AUTHORITY PCR PA POWER COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.38        01/01/2029       1,496,970
    2,850,000  OHIO AIR QUALITY DEVELOPMENT AUTHORITY PCR TOLEDO SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.10        09/01/2033       2,850,200
    7,600,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.35        06/01/2033       7,612,388

                                                                                                                         32,309,686
                                                                                                                       ------------
OKLAHOMA - 0.92%
    1,000,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.00        08/01/2008         994,320
      650,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          7.00        08/01/2013         686,725
    5,740,000  TULSA OK INDUSTRIAL AUTHORITY ST JOHNS PHYSICIANS
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       1.90        11/01/2014       5,740,000

                                                                                                                          7,421,045
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
OREGON - 3.17%
$   3,000,000  GILLIAM COUNTY OR WASTE MANAGEMENT PROJECT (OTHER REVENUE LOC)+/-@            2.50%       07/01/2029    $  3,000,000
   12,450,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       2.65        08/15/2032      12,450,000
    6,000,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES CXLVII
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.41        02/01/2012       6,000,000
    1,500,000  PORT OF PORTLAND OR UNION PACIFIC RAILROAD COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.20        12/01/2006       1,494,795
    2,460,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY SISTERS
               OF ST. JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               5.63        08/01/2007       2,514,538

                                                                                                                         25,459,333
                                                                                                                       ------------
PENNSYLVANIA - 3.70%
    1,110,000  BERKS COUNTY PA MUNICIPAL AUTHORITY ALBRIGHT COLLEGE PROJECT NOTES
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          2.75        10/01/2005       1,108,069
    2,000,000  DAUPHIN COUNTY PA GENERAL AUTHORITY POOLED FINANCING SERIES C2
               (OTHER REVENUE LOC)+/-@                                                       1.80        06/01/2026       1,997,900
      535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   3.50        11/15/2007         531,838
   11,769,231  PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE (HOUSING REVENUE LOC)+/-      3.45        06/01/2008      11,769,231
    8,000,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY UPMC SUBSERIES C1
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                      3.20        12/01/2033       8,000,000
    1,000,000  PHILADELPHIA PA IDA ASHLAND OIL INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.70        06/01/2005       1,002,570
    1,000,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        12/01/2005       1,012,920
    1,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        12/01/2006       1,546,905
    2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT
               (HOUSING REVENUE LOC)                                                         4.00        06/15/2008       2,809,067

                                                                                                                         29,778,500
                                                                                                                       ------------
PUERTO RICO - 1.94%
   15,625,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
               (STATE & LOCAL GOVERNMENTS LOC)+/-#                                           3.64        10/01/2040      15,625,000
                                                                                                                       ------------
RHODE ISLAND - 0.25%
    2,000,000  RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION WASTE MANAGEMENT
               INCORPORATED PROJECT SERIES A (OTHER REVENUE LOC)+/-@                         2.75        04/01/2016       1,981,460
                                                                                                                       ------------
SOUTH CAROLINA - 1.04%
    2,790,000  CHARLESTON COUNTY SC MEDICAL SOCIETY HEALTH PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        10/01/2005       2,824,010
    3,080,000  GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                  5.10        05/01/2005       3,080,401
    1,405,415  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES A
               (OTHER REVENUE LOC)                                                           7.67        05/15/2016       1,406,286
    1,000,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)     7.63        03/01/2006       1,023,560

                                                                                                                          8,334,257
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
SOUTH DAKOTA - 3.61%
$   2,725,000  ABERDEEN SD TENDER OPTION (COLLEGE AND UNIVERSITY REVENUE LOC)+/-             2.35%       05/01/2029    $  2,725,000
    6,400,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.39        12/01/2012       6,400,000
      235,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (ELECTRIC REVENUE LOC)            3.25        04/01/2006         234,234
      245,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A (ELECTRIC REVENUE LOC)            3.75        04/01/2007         245,083
    4,470,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH (HEALTHCARE FACILITIES REVENUE LOC)+/-@                    3.30        11/01/2025       4,470,000
   10,970,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH (HEALTHCARE FACILITIES REVENUE LOC)+/-@                    3.30        11/01/2027      10,970,000
    3,975,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-@           3.30        11/01/2020       3,975,000

                                                                                                                         29,019,317
                                                                                                                       ------------
TENNESSEE - 0.84%
    1,000,000  JACKSON TN REFUNDING & IMPROVEMENTS (HEALTHCARE FACILITIES REVENUE LOC)       5.30        04/01/2006       1,020,560
    1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
               DEVELOPMENT BOARD EASTER SEAL PROJECT (OTHER REVENUE LOC)+/-@                 2.75        08/01/2019         996,230
    3,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
               BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)+/-@           5.00        09/01/2020       3,134,520
    1,605,000  SULLIVAN COUNTY TENNESSEE HEALTH EDUCATIONAL AND HOUSING FACILITIES BOARD
               REVENUE - WELLMONT HEALTH SYSTEM SERIES PJ (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)                                                        4.50        09/01/2006       1,619,605

                                                                                                                          6,770,915
                                                                                                                       ------------
TEXAS - 3.27%
    5,000,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      3.00        05/01/2029       5,000,050
    1,000,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      5.40        04/01/2030       1,024,250
    3,390,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       5.05        06/01/2030       3,441,562
    1,890,000  NORTHSIDE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
               REVENUE LOC)+/-@                                                              2.50        06/15/2033       1,890,038
    4,145,000  TEXARKANA TX HOUSING FINANCE CORPORATION TANGLEWOOD TERRACE APARTMENTS
               SERIES A (HOUSING REVENUE LOC)+/-@  **                                        5.50        06/01/2029       1,658,000
    3,360,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SERIES E
               (HOUSING REVENUE LOC)                                                         6.00        09/01/2016       3,506,126
    3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                    5.60        07/15/2012       3,811,180
    6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON WATER
               PRODUCTS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                     3.50        10/30/2026       6,000,000

                                                                                                                         26,331,206
                                                                                                                       ------------
UTAH - 0.97%
    1,879,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT NUMBER 98-3
               (OTHER REVENUE LOC)                                                           5.50        12/15/2008       1,880,221
      147,804  GRANITE UT SCHOOL DISTRICT SALT LAKE COUNTY (PROPERTY TAX REVENUE LOC)        4.60        08/15/2005         148,011
    4,265,000  OGDEN UT NEIGHBORHOOD DEVELOPMENT AGENCY CAPITAL APPRECIATION 25TH
               STREET PROJECT SERIES A (TAX REVENUE LOC)^                                    3.25        12/30/2005       4,174,028

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
UTAH (CONTINUED)
$     815,000  OGDEN UT NEIGHBORHOOD DEVELOPMENT AGENCY CAPITAL APPRECIATION WASHINGTON
               BOULEVARD PROJECT SERIES B (TAX REVENUE LOC)^                                 3.25%       12/30/2005    $    797,616
      770,000  UTAH HFA SINGLE FAMILY MORTGAGE (HOUSING REVENUE LOC)                         6.00        01/01/2031         772,441

                                                                                                                          7,772,317
                                                                                                                       ------------
VERMONT - 0.04%
      335,000  VERMONT HFA HOUSING SERIES 16A (HOUSING REVENUE LOC)                          4.00        05/01/2006         335,342
                                                                                                                       ------------

VIRGIN ISLANDS - 0.14%
    1,140,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER REVENUE LOC)          6.00        10/01/2005       1,151,343
                                                                                                                       ------------

VIRGINIA - 2.15%
    4,000,000  LUNENBURG COUNTY VA NOTES (PROPERTY TAX REVENUE LOC)                          3.50        02/01/2006       4,002,240
    1,500,000  LYNCHBURG VA BOARD ANTICIPATION NOTES PUBLIC IMPROVEMENT
               (PROPERTY TAX REVENUE LOC)                                                    3.00        06/01/2006       1,496,145
    3,800,000  PITTSYLVANIA COUNTY VA IDA EXEMPT FACILITIES SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          7.45        01/01/2009       3,895,266
    7,700,000  PITTSYLVANIA COUNTY VA IDA EXEMPT FACILITIES SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          7.50        01/01/2014       7,893,193

                                                                                                                         17,286,844
                                                                                                                       ------------
WASHINGTON - 1.24%
    5,000,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT NUMBER 1 CHELAN HYDRO SERIES A
               (UTILITIES REVENUE LOC)+/-@                                                   6.55        12/31/2049       5,017,400
    3,000,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT NUMBER 1 WACHELAN HYDRO
               SERIES A (ELECTRIC REVENUE LOC)+/-@                                           6.25        12/31/2049       3,009,570
      750,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 3 CAPITAL
               APPRECIATION SERIES A (ELECTRIC REVENUE LOC)^                                 2.88        07/01/2006         725,280
    1,215,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                       4.00        10/01/2023       1,215,000

                                                                                                                          9,967,250
                                                                                                                       ------------
WEST VIRGINIA - 1.29%
   10,500,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E
               (OTHER REVENUE LOC)+/-@                                                       2.80        05/01/2019      10,360,140
                                                                                                                       ------------
WISCONSIN - 2.52%
    2,000,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.50        06/01/2005       2,002,440
      680,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.50        06/01/2006         690,880
      600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER REVENUE LOC)           5.25        06/01/2007         614,502
    1,500,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE+/-@                                  3.25        04/01/2016       1,500,000
    4,275,000  MILWAUKEE WI AIR WISCONSIN AIRLINES CORPORATION PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      2.50        11/01/2033       4,233,746
      850,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                      3.00        09/01/2040         850,000
    4,650,000  MONROE WI SCHOOL DISTRICT TRAN                                                3.00        10/28/2005       4,653,673
    1,900,000  SPARTA WI AREA SCHOOL DISTRICT TRAN   (PROPERTY TAX REVENUE LOC)              3.00        10/14/2005       1,900,817
      755,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
               (HOUSING REVENUE LOC)                                                         3.60        05/01/2005         755,008
    3,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE LOC)                                                         5.80        09/01/2017       3,054,060

                                                                                                                         20,255,126
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WYOMING - 0.10%
$     850,000  ALBANY COUNTY WY UNION PACIFIC RAILROAD COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                      2.55%       12/01/2015    $    847,297
                                                                                                                       ------------
MULTIPLE STATES - 0.62%
    5,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
               CTFS C (OTHER REVENUE LOC)+/-                                                 3.38        11/01/2008       5,022,200
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $831,382,693)                                                                       800,871,723
                                                                                                                       ------------
CONTRACTS

SWAP OPTIONS - 0.00%
       15,000  5 YEAR 4.87% INTEREST RATE SWAP, EXPIRES 7/14/05                                                              27,750

TOTAL SWAP OPTIONS (COST $312,000)                                                                                           27,750
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 0.20%

SHARES

MUTUAL FUND - 0.20%
    1,581,453  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                              1,581,453
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,581,453)                                                                            1,581,453
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $833,276,146)*                                99.81%                                                             $802,480,926
OTHER ASSETS AND LIABILITIES, NET                    0.19                                                                 1,492,215
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $803,973,141
                                                   ======                                                              ============

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. ADDITIONAL INFORMATION ON THE SECURITY IS AS FOLLOWS:

      SECURITY                                                   ACQUISITION DATE   PRINCIPAL       COST
      ENERGY AMERICA NE PUBLIC GAS AGENCY PROJECT SERIES B            3/19/98       $1,079,326   $1,079,326

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

**    SECURITY WHEREBY INTEREST IS BEING ACCRUED OR COLLECTED AT A REDUCED RATE.


++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,581,453.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS                                   WELLS FARGO ADVANTAGE
-- APRIL 30, 2005 (UNAUDITED)                             MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

     WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 101.03%

ARIZONA - 3.40%
$   2,570,000  MARICOPA COUNTY AZ IDA CAPITAL APPRECIATION SERIES 1983A
               (OTHER REVENUE LOC)^                                                          4.11%       12/31/2014    $  1,734,159
                                                                                                                       ------------
GUAM - 0.46%
      195,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                          5.25        10/01/2013         195,388
        5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                          5.25        10/01/2013           5,458
       20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        11/01/2008          21,586
       10,000  TERRITORY OF GUAM SERIES A (TAX REVENUE LOC)                                  5.20        11/15/2008           9,981

                                                                                                                            232,413
                                                                                                                       ------------
INDIANA - 0.42%
      200,000  INDIANAPOLIS IN NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE LOC)            5.25        04/01/2009         214,242
                                                                                                                       ------------
NORTHERN MARIANA ISLANDS - 1.17%
      440,000  COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS SERIES A (OTHER REVENUE LOC)     5.00        06/01/2005         440,739
      150,000  COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS SERIES A (OTHER REVENUE LOC)     5.50        06/01/2007         156,018

                                                                                                                            596,757
                                                                                                                       ------------
PUERTO RICO - 25.12%
      750,000  CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                                     5.00        05/15/2008         771,067
      250,000  CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                                     5.00        05/15/2009         257,812
      720,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)@                  5.75        07/01/2010         764,359
      480,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
               (OTHER REVENUE LOC)@                                                          6.00        07/01/2010         542,597
        5,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)^                     2.92        07/01/2006           4,833
      100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER REVENUE LOC)            5.25        07/01/2011         109,808
      200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
               (FUEL SALES TAX REVENUE LOC)                                                  5.50        07/01/2016         231,894
       25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY PUERTO RICO
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                    6.25        07/01/2012          29,639
      395,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER REVENUE LOC)      10.25        07/01/2009         462,197
      355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O
               (ELECTRIC REVENUE LOC)^                                                       4.21        07/01/2017         213,788
      770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC REVENUE LOC)         5.25        07/01/2029         829,121
      675,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II (ELECTRIC REVENUE LOC)         5.25        07/01/2022         738,207
      100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE LOC)         5.00        07/01/2011         109,770
      600,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)                 5.00        12/01/2017         642,552
      200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
               (FUEL SALES TAX REVENUE LOC)                                                  5.50        07/01/2013         229,738
    1,490,000  PUERTO RICO HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE GNMA SERIES A
               (HOUSING REVENUE LOC)                                                         5.20        12/01/2032       1,545,428
       50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
               FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       6.25        11/15/2013          52,400
      120,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        02/01/2009         125,902
      405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY SYSTEM
               PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                  5.00        12/01/2009         429,247
      430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY SYSTEM
               PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                  5.00        12/01/2010         457,933

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO (CONTINUED)
$      35,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY SYSTEM
               PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                  5.38%       02/01/2029    $     36,035
       70,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
               PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 5.88        08/01/2012          71,556
      215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
               PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 5.50        07/01/2017         228,766
       25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
               PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 6.50        11/15/2020          28,616
    1,605,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
               (STATE & LOCAL GOVERNMENTS LOC)+/-                                            3.64        10/01/2040       1,605,000
      250,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE LOC)               3.75        06/01/2005         249,993
      255,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE LOC)               3.90        12/01/2005         255,013
      265,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE LOC)               4.00        06/01/2006         264,995
      270,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE LOC)               4.15        12/01/2006         270,022
      275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE LOC)               4.25        06/01/2007         275,030
      500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)             5.25        08/01/2021         545,900
      300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX REVENUE LOC)      5.75        08/01/2013         333,447
       20,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (OTHER REVENUE LOC)             5.00        07/01/2008          21,194
       25,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX REVENUE LOC)      5.63        08/01/2010          27,664
       10,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES B
               (LEASE REVENUE LOC)                                                           5.00        07/01/2013          10,577
       25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE LOC)           5.60        07/01/2008          26,803

                                                                                                                         12,798,903
                                                                                                                       ------------
VIRGIN ISLANDS - 7.46%
      200,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.21        05/15/2009         180,304
      500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.47        05/15/2011         448,490
      110,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                      4.79        05/15/2013          97,742
       45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                  5.30        12/01/2008          47,884
      150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                  5.85        12/01/2014         163,317
      500,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (PROPERTY TAX REVENUE LOC)          5.38        06/01/2034         527,210
      425,000  VIRGIN ISLANDS PFA SENIOR LIEN (OTHER REVENUE LOC)                            5.50        10/01/2008         456,293
      150,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A (OTHER REVENUE LOC)                   5.20        10/01/2009         159,285
    1,665,000  VIRGIN ISLANDS PFA SUB LIEN SERIES E (OTHER REVENUE LOC)                      5.88        10/01/2018       1,718,996

                                                                                                                          3,799,521
                                                                                                                       ------------
WASHINGTON - 0.61%
      300,000  SEATTLE WA HOUSING AUTHORITY (HOUSING REVENUE LOC)                            4.88        08/01/2007         312,315
                                                                                                                       ------------
WISCONSIN - 62.39%
       20,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE LOC)                          4.80        06/01/2016          21,245
      100,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE LOC)                          5.05        06/01/2019         108,230
      790,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE LOC)                          5.10        06/01/2020         850,727
      185,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A (LEASE REVENUE LOC)@                5.80        06/01/2009         204,660
       75,000  BARABOO WI CDA (HOUSING REVENUE LOC)                                          4.00        03/01/2006          75,606
       65,000  BARABOO WI CDA (HOUSING REVENUE LOC)                                          4.50        03/01/2008          67,155
       95,000  BARABOO WI CDA (HOUSING REVENUE LOC)                                          4.70        03/01/2010         100,147

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$      80,000  BARABOO WI CDA (HOUSING REVENUE LOC)                                          4.80%       03/01/2011    $     84,855
      800,000  BELOIT WI CDA SERIES A (LEASE REVENUE LOC)                                    5.50        03/01/2020         847,080
      495,000  BRISTOL WI CDA (LEASE REVENUE LOC)                                            6.13        03/01/2012         509,058
       80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            5.25        04/01/2011          82,009
       50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            4.20        04/01/2012          51,424
      100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            4.50        04/01/2014         103,009
      105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            5.40        04/01/2017         106,582
       50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            5.13        04/01/2021          52,294
      175,000  CUDAHY WI CDA (LEASE REVENUE LOC)                                             4.70        06/01/2009         186,037
       25,000  CUDAHY WI CDA (LEASE REVENUE LOC)                                             5.00        06/01/2014          26,573
      600,000  FRANKLIN WI CDA SERIES B (LEASE REVENUE LOC)                                  4.80        04/01/2009         612,330
       35,000  GERMANTOWN WISCONSIN INDUSTRIAL DEVELOPMENT REVENUE QUARTERS-BANNER
               WELDER INC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                    5.13        02/01/2011          35,203
      500,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC PARKING A
               (PARKING FACILITIES REVENUE LOC)                                              4.75        10/01/2020         523,580
       45,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6 (LEASE REVENUE LOC)     5.00        10/01/2019          48,289
      100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR
               (HEALTHCARE FACILITIES REVENUE LOC)                                           4.90        07/01/2010         103,686
       60,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                    4.15        02/01/2008          62,137
        5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                    4.35        02/01/2010           5,290
       10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                    4.45        02/01/2011          10,684
      175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)#                   4.75        02/01/2014         186,371
      140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                    5.00        02/01/2019         149,477
       20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED SERIES A
               (HOUSING REVENUE LOC)                                                         6.15        12/01/2030          21,050
    1,000,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY VILLAGE
               HOUSING INCORPORATED (HOUSING REVENUE LOC)                                    5.00        04/01/2016       1,085,470
      100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE REVENUE LOC)         5.15        04/01/2013         107,501
      500,000  GREENFIELD WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY HOUSING REVENUE
               LAYTON TERRACE PROJECT (HOUSING REVENUE LOC)                                  4.75        09/01/2033         501,085
      245,000  JOHNSON CREEK WI CDA (LEASE REVENUE LOC)                                      4.65        12/01/2012         258,495
      200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING REVENUE LOC)     6.00        11/20/2041         208,952
      180,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND PARK
               (HOUSING REVENUE LOC)                                                         5.40        02/20/2043         185,488
       40,000  MADISON WI CDA HOUSING NICHOLS STATION II PROJECT (HOUSING REVENUE LOC)       4.95        12/01/2007          39,548
       40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.90        12/01/2008          40,320
      475,000  MADISON WI CDA STUDENT HOUSING EDGEWOOD COLLEGE
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          6.25        04/01/2014         475,532
    1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
               (HOUSING REVENUE LOC)                                                         5.10        07/01/2022       1,071,160

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.05%       07/01/2019    $    493,053
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.15        07/01/2020         494,807
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.20        07/01/2021         495,812
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.30        07/01/2022         498,017
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.35        07/01/2023         498,223
      100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                          4.20        10/01/2010         104,294
       95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE LOC)                       4.20        08/01/2011          99,153
      150,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                      3.00        09/01/2040         150,000
       40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
               (OTHER REVENUE LOC)                                                           5.00        12/01/2018          40,554
       40,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A (OTHER REVENUE LOC)          4.70        06/01/2009          40,812
    1,000,000  NEENAH WI CDA SERIES A (LEASE REVENUE LOC)                                    5.13        12/01/2023       1,074,650
       70,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE
               GLEN SERIES A^                                                                5.94        05/01/2005          69,977
       65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE
               GLEN SERIES A^                                                                5.98        11/01/2005          63,101
       70,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE
               GLEN SERIES A^                                                                6.12        05/01/2006          65,896
       65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE
               GLEN SERIES A^                                                                6.11        11/01/2006          59,378
       30,000  OAKFIELD WI CDA (LEASE REVENUE LOC)                                           4.10        12/01/2005          30,192
       45,000  OAKFIELD WI CDA (LEASE REVENUE LOC)                                           4.20        12/01/2006          45,724
       50,000  OAKFIELD WI CDA (LEASE REVENUE LOC)                                           4.40        12/01/2008          51,679
      350,000  OAKFIELD WI CDA (LEASE REVENUE LOC)                                           5.40        12/01/2021         368,427
      100,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.15        06/01/2007         102,514
      150,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.15        06/01/2008         155,094
      150,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.05        06/01/2009         155,505
      135,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.60        06/01/2014         139,505
      175,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.65        06/01/2015         180,365
      200,000  OCONTO FALLS WI CDA (LEASE REVENUE LOC)                                       4.90        06/01/2018         210,988
      210,000  ONALASKA WI CDA (LEASE REVENUE LOC)                                           5.30        06/01/2015         217,560
      200,000  OSCEOLA WI RDA (LEASE REVENUE LOC)                                            4.65        12/01/2010         209,682
      325,000  OSCEOLA WI RDA (LEASE REVENUE LOC)                                            4.75        12/01/2011         341,637
      350,000  OSCEOLA WI RDA (LEASE REVENUE LOC)                                            5.15        12/01/2015         367,392
      430,000  OSCEOLA WI RDA (LEASE REVENUE LOC)                                            5.38        12/01/2020         451,229
       50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
               (HOUSING REVENUE LOC)                                                         5.90        06/01/2024          51,338
      105,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    3.50        12/01/2005         105,471
       35,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    3.65        12/01/2007          35,197
       20,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.00        12/01/2007          20,523
      135,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.13        12/01/2008         139,975
      120,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.40        12/01/2011         126,940
       80,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.50        12/01/2011          82,706
      160,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.50        12/01/2012         169,115
       90,000  ST. CROIX FALLS WI CDA (LEASE REVENUE LOC)                                    4.85        12/01/2014          93,480
       10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
               (SALES TAX REVENUE LOC)+/-@                                                   5.65        03/13/2007          10,600

PORTFOLIO OF INVESTMENTS --         WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$     100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT CAPITAL
               APPRECIATION (LEASE REVENUE LOC)^                                             3.71%       12/15/2011    $     78,398
       90,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT CAPITAL
               APPRECIATION (LEASE REVENUE LOC)^#                                            4.00        12/15/2013          63,977
       50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT CAPITAL
               APPRECIATION (LEASE REVENUE LOC)^                                             4.29        12/15/2016          30,523
       15,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
               SERIES B (SALES TAX REVENUE LOC)                                              5.00        12/15/2006          15,513
      250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
               SERIES B (SALES TAX REVENUE LOC)                                              5.50        12/15/2009         275,333
    1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
               SERIES B (SALES TAX REVENUE LOC)                                              5.50        12/15/2015       1,732,640
    1,635,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
               SERIES B (SALES TAX REVENUE LOC)                                              5.50        12/15/2016       1,833,571
       50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        12/15/2015          57,425
      260,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        12/15/2018         301,249
      170,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        12/15/2021         198,705
      110,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                       5.50        12/15/2026         128,949
       50,000  STURTEVANT WI CDA (LEASE REVENUE LOC)                                         3.55        12/01/2009          50,555
       75,000  STURTEVANT WI CDA (LEASE REVENUE LOC)                                         4.60        12/01/2010          77,673
      110,000  STURTEVANT WI CDA (LEASE REVENUE LOC)                                         4.80        12/01/2012         113,528
      300,000  STURTEVANT WI CDA (LEASE REVENUE LOC)                                         4.40        12/01/2015         306,531
       25,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE LOC)                               5.00        02/01/2012          26,633
       95,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE LOC)                               5.10        02/01/2013         101,104
      105,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE LOC)                               5.20        02/01/2014         111,602
      750,000  VERONA WI CDA (LEASE REVENUE LOC)                                             5.38        12/01/2022         790,778
       50,000  WATERFORD WI CDA (LEASE REVENUE LOC)@                                         5.35        10/01/2014          54,712
       95,000  WATERFORD WI CDA (LEASE REVENUE LOC)@                                         5.80        10/01/2023         106,051
      240,000  WATERTOWN WI CDA SERIES A (LEASE REVENUE LOC)                                 5.00        05/01/2018         246,475
       50,000  WATERTOWN WI CDA SERIES B (LEASE REVENUE LOC)                                 4.25        05/01/2008          51,445
      500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT
               (HOUSING REVENUE LOC)+/-@                                                     4.80        03/01/2034         502,105
       55,000  WAUKESHA COUNTY WI HOUSING AUTHORITY MFHR  (HOUSING REVENUE LOC)              5.80        04/01/2025          55,174
      200,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED PROJECT
               (HOUSING REVENUE LOC)+/-@                                                     3.05        12/01/2034         200,000
      115,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
               (HOUSING REVENUE LOC)+/-                                                      5.25        12/01/2021         115,117
      300,000  WAUKESHA WI RDA AVALON SQUARE INCORPORATED PROJECT SUBSERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)                                           8.00        06/20/2043         302,400
      410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        06/20/2021         433,522
       10,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           7.25        06/01/2020          10,639
      100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                           7.50        06/01/2035         105,587
      100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE
               SERIES A (HOUSING REVENUE LOC)^                                               5.61        11/01/2006          92,021

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$     105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE
               SERIES A (HOUSING REVENUE LOC)^                                               5.76%       05/01/2007    $     93,716
      100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE
               SERIES A (HOUSING REVENUE LOC)^                                               5.76        11/01/2007          86,759
    1,200,000  WAUWATOSA WI HOUSING AUTHORITY HAWTHORNE TERRACE PROJECT A
               (HOUSING REVENUE LOC)                                                         6.70        11/01/2015       1,201,812
      350,000  WAUWATOSA WI HOUSING AUTHORITY SENIOR HOUSING SAN CAMILLO SERIES A
               (HOUSING REVENUE LOC)                                                         3.00        08/01/2005         350,161
       45,000  WAUWATOSA WI REDEVELOPMENT AUTHORITY (LEASE REVENUE LOC)                      5.65        12/01/2016          47,942
       85,000  WEST ALLIS WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY MFHR VETERANS
               PARK PROJECT (RECREATIONAL FACILITIES REVENUE LOC)+/-                         4.00        11/01/2009          84,791
       65,000  WEST ALLIS WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY MFHR VETERANS
               PARK PROJECT (RECREATIONAL FACILITIES REVENUE LOC)+/-                         4.30        11/01/2010          65,350
      220,000  WESTON WI CDA (LEASE REVENUE LOC)                                             4.25        10/01/2013         228,336
      720,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE LOC)              5.25        10/01/2020         788,753
      250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE LOC)^       4.94        12/15/2029          75,160
    3,360,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE LOC)^       4.95        12/15/2030         959,650
    1,000,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE LOC)^       4.96        12/15/2031         271,340
      100,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR DEDICATED SERIES A
               (TAX REVENUE LOC)^                                                            4.62        12/15/2021          46,792
       25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                  5.25        12/15/2013          28,021
      180,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                  5.25        12/15/2015         203,143
      465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                  5.25        12/15/2016         526,473
      210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                  5.25        12/15/2018         238,785
      105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                  5.25        12/15/2019         119,549
       40,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES B (TAX REVENUE LOC)@        5.70        12/15/2006          42,212
       65,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE LOC)                              4.65        09/01/2014          67,194
       70,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE LOC)                              4.80        09/01/2015          72,577
       75,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE LOC)                              4.90        09/01/2016          77,951
       80,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE LOC)                              5.00        09/01/2017          83,344
      130,000  WISCONSIN HFA REVENUE (HOUSING REVENUE LOC)@                                  6.10        12/01/2017         146,510

                                                                                                                         31,795,160
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $49,762,516)                                                                         51,483,470
                                                                                                                       ------------
CONTRACTS

SWAP OPTIONS - 0.00%
        1,200  5 YEAR 4.87% INTEREST RATE SWAP, EXPIRES 7/14/05                                                               2,220

TOTAL SWAP OPTIONS (COST $24,960)                                                                                             2,220
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $49,787,476)*                                101.03%                                                             $ 51,485,690
                                                   ======                                                              ============

OTHER ASSETS AND LIABILITIES, NET                   (1.03)                                                                 (525,852)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 50,959,838
                                                   ======                                                              ============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                 STATEMENT OF ASSETS
                                                              AND LIABILITIES --
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                   INTERMEDIATE
                                                                                                                       TAX-FREE
                                                                                                                           FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ............................................................................  $     68,252,304
  INVESTMENTS IN AFFILIATES .................................................................................           702,706
                                                                                                               ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .........................................................        68,955,010
                                                                                                               ================
  CASH ......................................................................................................                 0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........................................................            18,750
  RECEIVABLE FOR FUND SHARES ISSUED .........................................................................           435,455
  RECEIVABLE FOR INVESTMENTS SOLD ...........................................................................         1,610,645
  RECEIVABLES FOR DIVIDENDS AND INTEREST ....................................................................           847,567
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .........................................................             7,278
                                                                                                               ----------------
TOTAL ASSETS ................................................................................................        71,874,705
                                                                                                               ================

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ..........................................................................               770
  PAYABLE FOR INVESTMENTS PURCHASED .........................................................................         3,550,755
  DIVIDENDS PAYABLE .........................................................................................           181,624
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....................................................                 0
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................................................................            14,433
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..............................................................                 0
  ACCRUED EXPENSES AND OTHER LIABILITIES ....................................................................            18,004
                                                                                                               ----------------
TOTAL LIABILITIES ...........................................................................................         3,765,586
                                                                                                               ----------------
TOTAL NET ASSETS ............................................................................................  $     68,109,119
                                                                                                               ================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...........................................................................................  $     67,326,621
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................................................                 0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................           184,935
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
    LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........................................................           656,190
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .....................................................           (41,572)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ...................           (17,055)
                                                                                                               ----------------
TOTAL NET ASSETS ............................................................................................  $     68,109,119
                                                                                                               ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ......................................................................................               N/A
  SHARES OUTSTANDING - CLASS A ..............................................................................               N/A
  NET ASSET VALUE PER SHARE - CLASS A .......................................................................               N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .............................................................               N/A
  NET ASSETS - CLASS B ......................................................................................               N/A
  SHARES OUTSTANDING - CLASS B ..............................................................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ....................................................               N/A
  NET ASSETS - CLASS C ......................................................................................               N/A
  SHARES OUTSTANDING - CLASS C ..............................................................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ....................................................               N/A
  NET ASSETS - ADMINISTRATOR CLASS ..........................................................................               N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................................................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ........................................               N/A
  NET ASSETS - ADVISOR CLASS ................................................................................               N/A
  SHARES OUTSTANDING - ADVISOR CLASS ........................................................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..............................................               N/A
  NET ASSETS - INSTITUTIONAL CLASS ..........................................................................               N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................................................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ........................................               N/A
  NET ASSETS -  INVESTOR CLASS ..............................................................................  $     68,109,119
  SHARES OUTSTANDING -  INVESTOR CLASS ......................................................................         6,342,910
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .............................................  $          10.74
                                                                                                               ----------------
INVESTMENTS AT COST .........................................................................................  $     68,315,875
                                                                                                               ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --                     WELLS FARGO ADVANTAGE
APRIL 30, 2005 (UNAUDITED)                                MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                             SHORT-TERM    ULTRA SHORT-TERM           WISCONSIN
                                                          MUNICIPAL           MUNICIPAL           MUNICIPAL            TAX-FREE
                                                          BOND FUND           BOND FUND         INCOME FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ................  $    383,734,237    $    672,858,458    $    800,899,473    $     51,485,690
  INVESTMENTS IN AFFILIATES .....................         5,713,129           5,371,483           1,581,453                   0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE
  (SEE COST BELOW) ..............................       389,447,366         678,229,941         802,480,926          51,485,690
                                                   ================    ================    ================    ================
  CASH ..........................................                 0                   0                   0              41,118
  VARIATION MARGIN RECEIVABLE ON FUTURES
   CONTRACTS ....................................            79,687              43,822              37,500               3,750
  RECEIVABLE FOR FUND SHARES ISSUED .............           161,915             953,642             176,744              16,450
  RECEIVABLE FOR INVESTMENTS SOLD ...............        11,125,032             392,804           1,920,288                   0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ........         5,467,885           8,157,286          10,018,656             702,166
  RECEIVABLE FROM INVESTMENT ADVISOR AND
    AFFILIATES ..................................                 0                   0                   0                 828
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL ASSETS ....................................       406,281,885         687,777,495         814,634,114          52,250,002
                                                   ================    ================    ================    ================

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ..............            97,622             196,203           1,503,178                   0
  PAYABLE FOR INVESTMENTS PURCHASED .............        22,662,643          13,424,753           6,665,243           1,102,730
  DIVIDENDS PAYABLE .............................         1,028,598           1,219,150           1,787,699             165,813
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
   (NOTE 3) .....................................           159,688             225,464             334,639                   0
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .......            83,386             103,106              97,119              12,718
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..                 0              15,079              39,279                   0
  ACCRUED EXPENSES AND OTHER LIABILITIES ........           114,460             123,110             233,816               8,903
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL LIABILITIES ...............................        24,146,397          15,306,865          10,660,973           1,290,164
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ................................  $    382,135,488    $    672,470,630    $    803,973,141    $     50,959,838
                                                   ================    ================    ================    ================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...............................  $    381,928,411    $    673,921,796    $    885,171,395    $     49,216,057
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....            18,652             (10,446)              7,790                   0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
   INVESTMENTS ..................................       (18,977,442)         (2,024,770)        (50,395,107)             50,904
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES .........        19,966,671             701,165         (30,510,974)          1,720,954
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF FUTURES ...................................          (626,464)             38,194              23,566              (5,337)
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES .          (174,340)           (155,309)           (323,529)            (22,740)
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ................................  $    382,135,488    $    672,470,630    $    803,973,141    $     50,959,838
                                                   ================    ================    ================    ================

COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..........................  $    142,381,205                 N/A                 N/A                 N/A
  SHARES OUTSTANDING - CLASS A ..................        14,953,217                 N/A                 N/A                 N/A
  NET ASSET VALUE PER SHARE - CLASS A ...........  $           9.52                 N/A                 N/A                 N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .  $           9.97                 N/A                 N/A                 N/A
  NET ASSETS - CLASS B ..........................  $     23,561,152                 N/A                 N/A                 N/A
  SHARES OUTSTANDING - CLASS B ..................         2,475,387                 N/A                 N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE
   PER SHARE - CLASS B ..........................  $           9.52                 N/A                 N/A                 N/A
  NET ASSETS - CLASS C ..........................  $      2,005,805    $      8,151,904                 N/A    $      2,430,877
  SHARES OUTSTANDING - CLASS C ..................           210,734             831,691                 N/A             228,743
  NET ASSET VALUE AND OFFERING PRICE
   PER SHARE - CLASS C ..........................  $           9.52    $           9.80                 N/A    $          10.63
  NET ASSETS - ADMINISTRATOR CLASS ..............  $     18,048,774                 N/A                 N/A                 N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ......         1,896,241                 N/A                 N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER
   SHARE - ADMINISTRATOR CLASS ..................  $           9.52                 N/A                 N/A                 N/A
  NET ASSETS - ADVISOR CLASS ....................               N/A                 N/A    $     23,196,711                 N/A
  SHARES OUTSTANDING - ADVISOR CLASS ............               N/A                 N/A           4,868,386                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER
   SHARE - ADVISOR CLASS ........................               N/A                 N/A    $           4.76                 N/A
  NET ASSETS - INSTITUTIONAL CLASS ..............               N/A                 N/A    $    160,759,262                 N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A          33,740,804                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER
   SHARE - INSTITUTIONAL CLASS ..................               N/A                 N/A    $           4.76                 N/A
  NET ASSETS -  INVESTOR CLASS ..................  $    196,138,552    $    664,318,726    $    620,017,168    $     48,528,961
  SHARES OUTSTANDING -  INVESTOR CLASS ..........        20,606,772          67,724,056         130,126,484           4,566,502
  NET ASSET VALUE AND OFFERING PRICE PER
   SHARE - INVESTOR CLASS .......................  $           9.52    $           9.81    $           4.76    $          10.63
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENTS AT COST .............................  $    369,655,035    $    677,669,006    $    833,276,146    $     49,787,476
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          STATEMENT OF OPERATIONS --
                                                        FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                INTERMEDIATE
                                                                                    TAX-FREE
                                                                                        FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................................         1,082,412
   INCOME FROM AFFILIATED SECURITIES .....................................            16,452
                                                                             ---------------
TOTAL INVESTMENT INCOME ..................................................         1,098,864
                                                                             ---------------

EXPENSES
   ADVISORY FEES .........................................................           104,638
   ADMINISTRATION FEES
      FUND LEVEL .........................................................            19,089
      CLASS A ............................................................               N/A
      CLASS B ............................................................               N/A
      CLASS C ............................................................               N/A
      ADMINISTRATOR CLASS ................................................               N/A
      ADVISOR CLASS ......................................................               N/A
      INSTITUTIONAL CLASS ................................................               N/A
      INVESTOR CLASS .....................................................            84,897
   CUSTODY FEES ..........................................................             4,905
   SHAREHOLDER SERVICING FEES ............................................             9,545
   ACCOUNTING FEES .......................................................             1,392
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................................               N/A
      CLASS C ............................................................               N/A
      ADVISOR CLASS ......................................................               N/A
      INVESTOR CLASS .....................................................            60,383
   AUDIT FEES ............................................................            12,928
   LEGAL FEES ............................................................             1,145
   REGISTRATION FEES .....................................................             9,788
   SHAREHOLDER REPORTS ...................................................             8,367
   TRUSTEES' FEES ........................................................             2,643
   OTHER FEES AND EXPENSES ...............................................            10,053
                                                                             ---------------
TOTAL EXPENSES ...........................................................           329,773
                                                                             ---------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................          (184,385)
   NET EXPENSES ..........................................................           145,388
                                                                             ---------------
NET INVESTMENT INCOME (LOSS) .............................................           953,476
                                                                             ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
--------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......           109,512
   FUTURES TRANSACTIONS ..................................................            79,443
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................                 0
                                                                             ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................           188,955
                                                                             ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......          (288,079)
   FUTURES TRANSACTIONS ..................................................           (45,592)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................            (4,185)
                                                                             ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......          (337,856)
                                                                             ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................          (148,901)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $       804,575
                                                                             ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --          WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  SHORT-TERM  ULTRA SHORT-TERM         WISCONSIN
                                                                 MUNICIPAL         MUNICIPAL         MUNICIPAL          TAX-FREE
                                                                 BOND FUND         BOND FUND       INCOME FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................       5,357,889         9,545,965        15,449,772         1,133,309
   INCOME FROM AFFILIATED SECURITIES .....................          55,410            59,563            87,593                 0
                                                            --------------    --------------    --------------    --------------
TOTAL INVESTMENT INCOME ..................................       5,413,299         9,605,528        15,537,365         1,133,309
                                                            --------------    --------------    --------------    --------------

EXPENSES
   ADVISORY FEES .........................................         380,216           715,594         1,488,890            94,138
   ADMINISTRATION FEES
      FUND LEVEL .........................................          10,967            19,436            23,659             1,457
      CLASS A ............................................          22,910               N/A               N/A               N/A
      CLASS B ............................................           3,825               N/A               N/A               N/A
      CLASS C ............................................             322            16,649               N/A             5,203
      ADMINISTRATOR CLASS ................................           1,260               N/A               N/A               N/A
      ADVISOR CLASS ......................................             N/A               N/A            75,717               N/A
      INSTITUTIONAL CLASS ................................             N/A               N/A            40,971               N/A
      INVESTOR CLASS .....................................         366,053           916,133         1,396,867            85,462
   CUSTODY FEES ..........................................          11,305            19,898            19,536             4,634
   SHAREHOLDER SERVICING FEES ............................          54,956            97,180            94,479             7,285
   ACCOUNTING FEES .......................................          18,607            18,448             4,869             1,683
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................          10,245               N/A               N/A               N/A
      CLASS C ............................................             863            36,887               N/A            11,192
      ADVISOR CLASS ......................................             N/A               N/A            35,203               N/A
      INVESTOR CLASS .....................................               0                 0                 0            53,193
   AUDIT FEES ............................................          10,578             8,541             5,860            11,106
   LEGAL FEES ............................................           6,489            13,953           146,065                 0
   REGISTRATION FEES .....................................          15,913            31,035           (24,792)           10,133
   SHAREHOLDER REPORTS ...................................          19,455            48,346            28,201             9,935
   TRUSTEES' FEES ........................................           8,174            25,971            56,155             3,422
   OTHER FEES AND EXPENSES ...............................          33,792            69,070           254,179            11,050
                                                            --------------    --------------    --------------    --------------
TOTAL EXPENSES ...........................................         975,930         2,037,141         3,645,859           309,893
                                                            --------------    --------------    --------------    --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (124,245)         (237,038)         (267,323)         (189,368)
   NET EXPENSES ..........................................         851,685         1,800,103         3,378,536           120,525
                                                            --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) .............................       4,561,614         7,805,425        12,158,829         1,012,784
                                                            --------------    --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
--------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................         (11,140)       (1,923,432)          407,972            41,380
   FUTURES TRANSACTIONS ..................................         622,653           100,960            95,189            19,082
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..               0            (4,574)          (16,986)                0
                                                            --------------    --------------    --------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................         611,513        (1,827,046)          486,175            60,462
                                                            --------------    --------------    --------------    --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................       2,792,411           249,832       (15,242,958)          (78,694)
   FUTURES TRANSACTIONS ..................................        (629,873)           36,205            23,566            (5,337)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..        (112,850)          (65,647)          (75,490)           (5,580)
                                                            --------------    --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS ..........................................       2,049,688           220,390       (15,294,882)          (89,611)
                                                            ==============    ==============    ==============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...       2,661,201        (1,606,656)      (14,808,707)          (29,149)
                                                            --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .............................................  $    7,222,815    $    6,198,769    $   (2,649,878)   $      983,635
                                                            ==============    ==============    ==============    ==============

WELLS FARGO ADVANTAGE                        STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                        INTERMEDIATE TAX-FREE FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $     41,936,160    $     50,889,570

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................            953,476           1,460,085
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....            188,955             980,438
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............           (337,856)             27,973
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................            804,575           2,468,496
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................                N/A                 N/A
      CLASS B ..................................                N/A                 N/A
      CLASS C ..................................                N/A                 N/A
      ADMINISTRATOR CLASS ......................                N/A                 N/A
      ADVISOR CLASS ............................                N/A                 N/A
      INSTITUTIONAL CLASS ......................                N/A                 N/A
      INVESTOR CLASS ...........................           (953,476)         (1,460,085)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ..................................                N/A                 N/A
      INVESTOR CLASS ...........................           (989,146)           (189,998)
                                                   ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............         (1,942,622)         (1,650,083)
                                                   ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1)                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ..                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 - CLASS A .....................................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1)                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ..                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ...................................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1)                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS
     - CLASS C (NOTE 1) ........................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ..                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ......................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
     CLASS (NOTE 1) ............................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR
     CLASS (NOTE 1) ............................                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .........................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ...                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS
     - ADVISOR CLASS ...........................                N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
    - ADVISOR CLASS ............................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS .....................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS
     - INSTITUTIONAL CLASS .....................                N/A                 N/A
   COST OF SHARES REDEEMED
     - INSTITUTIONAL CLASS .....................                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .........................                N/A                 N/A
                                                   ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..         38,342,622          20,110,367
   REINVESTMENT OF DISTRIBUTIONS
     - INVESTOR CLASS ..........................          1,588,962           1,288,342
   COST OF SHARES REDEEMED - INVESTOR CLASS ....        (12,620,578)        (31,170,532)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...............         27,311,006          (9,771,823)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....         27,311,006          (9,771,823)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         26,172,959          (8,953,410)
                                                   ================    ================
ENDING NET ASSETS ..............................   $     68,109,119    $     41,936,160
                                                   ================    ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                        WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                           MUNICIPAL BOND FUND                SHORT-TERM MUNICIPAL BOND FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                     (UNAUDITED)(1)    OCTOBER 31, 2004         (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    185,717,499    $    209,152,456    $    491,431,831    $    647,193,229

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................          4,561,614           8,886,421           7,805,425          15,948,281
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....            611,513           6,653,844          (1,827,046)          4,341,410
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............          2,049,688           4,818,132             220,390          (4,000,667)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................          7,222,815          20,358,397           6,198,769          16,289,024
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................           (384,835)                N/A                 N/A                 N/A
      CLASS B ..................................            (53,998)                N/A                 N/A                 N/A
      CLASS C ..................................             (4,549)                N/A             (70,328)            (86,856)
      ADMINISTRATOR CLASS ......................            (53,326)                N/A                 N/A                 N/A
      ADVISOR CLASS ............................                N/A                 N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ......................                N/A                 N/A                 N/A                 N/A
      INVESTOR CLASS ...........................         (4,046,254)         (8,646,383)         (7,745,543)        (15,820,021)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ..................................                N/A                 N/A              (3,105)                N/A
      INVESTOR CLASS ...........................                  0                   0            (203,063)                  0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............         (4,542,962)         (8,646,383)         (8,022,039)        (15,906,877)
                                                   ----------------    ----------------    ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1)         142,499,118                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ..         (1,419,157)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ...................................        141,079,961                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1)          23,960,996                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ..           (617,581)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ...................................         23,343,415                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1)           1,998,690                 N/A           1,471,611           4,888,466
   REINVESTMENT OF DISTRIBUTIONS
     - CLASS C (NOTE 1) ........................                N/A                 N/A               8,580              14,624
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ..            (11,210)                N/A            (282,415)           (811,705)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ......................          1,987,480                 N/A           1,197,776           4,091,385
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
     CLASS (NOTE 1) ............................         18,065,674                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR
     CLASS (NOTE 1) ............................           (181,829)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .........................         17,883,845                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ...                N/A                 N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS
     - ADVISOR CLASS ...........................                N/A                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
    - ADVISOR CLASS ............................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS .....................................                N/A                 N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS
     - INSTITUTIONAL CLASS .....................                N/A                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED
     - INSTITUTIONAL CLASS .....................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .........................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..         29,413,106          33,068,570         279,651,040         180,544,333
   REINVESTMENT OF DISTRIBUTIONS
     - INVESTOR CLASS ..........................          3,336,151           6,941,940           6,198,102          12,329,519
   COST OF SHARES REDEEMED - INVESTOR CLASS ....        (23,305,822)        (75,157,481)       (104,184,849)       (353,108,782)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...............          9,443,435         (35,146,971)        181,664,293        (160,234,930)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        193,738,136         (35,146,971)        182,862,069        (156,143,545)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........        196,417,989         (23,434,957)        181,038,799        (155,761,398)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    382,135,488    $    185,717,499    $    672,470,630    $    491,431,831
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE                        STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       INTERMEDIATE TAX-FREE FUND
                                                   ------------------------------------
                                                            FOR THE
                                                   SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2004
---------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ..............                N/A                 N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS A .....................................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - CLASS B (NOTE 1) ..............                N/A                 N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS B .....................................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - CLASS C (NOTE 1) ..............                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C (NOTE 1) ..........                N/A                 N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS C .....................................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1)               N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADMINISTRATOR CLASS .........................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES-SOLD - ADVISOR CLASS .................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADVISOR CLASS ..............                N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS .............                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADVISOR CLASS ...............................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS .......                N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .......                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INSTITUTIONAL CLASS .........................                N/A                 N/A
                                                   ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS ................          3,562,150           1,842,637
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INVESTOR CLASS ............            147,924             118,832
   SHARES REDEEMED - INVESTOR CLASS ............         (1,172,704)         (2,875,997)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ..............................          2,537,370            (914,528)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          2,537,370            (914,528)
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $              0    $              0
                                                   ================    ================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                        WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                           MUNICIPAL BOND FUND                SHORT-TERM MUNICIPAL BOND FUND
                                                   ------------------------------------    ------------------------------------
                                                            FOR THE                                 FOR THE
                                                   SIX MONTHS ENDED             FOR THE    SIX MONTHS ENDED             FOR THE
                                                     APRIL 30, 2005          YEAR ENDED      APRIL 30, 2005          YEAR ENDED
                                                     (UNAUDITED)(1)    OCTOBER 31, 2004         (UNAUDITED)   OCTOBER 31, 2004
                                                   ----------------    ----------------    ----------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ..............         15,096,506                 N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ..........           (143,289)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS A .....................................         14,953,217                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - CLASS B (NOTE 1) ..............          2,539,611                 N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ..........            (64,224)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS B .....................................          2,475,387                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - CLASS C (NOTE 1) ..............            211,841                 N/A             149,926             499,022
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C (NOTE 1) ..........                  0                 N/A                 874               1,492
   SHARES REDEEMED - CLASS C (NOTE 1) ..........             (1,107)                N/A             (28,740)            (82,897)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - CLASS C .....................................            210,734                 N/A             122,060             417,617
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..          1,914,773                 N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1)           (18,532)                N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADMINISTRATOR CLASS .........................          1,896,241                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES-SOLD - ADVISOR CLASS .................                N/A                 N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADVISOR CLASS ..............                N/A                 N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS .............                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - ADVISOR CLASS ...............................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........                N/A                 N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS .......                N/A                 N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .......                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INSTITUTIONAL CLASS .........................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS ................          3,101,524           3,647,332          28,500,178          18,382,476
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INVESTOR CLASS ............            352,522             770,158             630,157           1,256,394
   SHARES REDEEMED - INVESTOR CLASS ............         (2,455,123)         (8,348,482)        (10,606,231)        (35,958,466)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 - INVESTOR CLASS ..............................            998,923          (3,930,992)         18,524,104         (16,319,596)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....         20,534,502          (3,930,992)         18,646,164         (15,901,979)
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $         18,652    $              0    $        (10,446)   $              0
                                                   ================    ================    ================    ================

WELLS FARGO ADVANTAGE                        STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     ULTRA SHORT-TERM
                                                                                                  MUNICIPAL INCOME FUND
                                                                                           ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED             FOR THE
                                                                                             APRIL 30, 2005          YEAR ENDED
                                                                                                (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................    $  1,210,601,847    $  2,048,130,859

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................          12,158,829          32,001,829
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................             486,175             610,471
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................         (15,294,882)        (12,696,177)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................          (2,649,878)         19,916,123
                                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................................                 N/A                 N/A
      CLASS B .........................................................................                 N/A                 N/A
      CLASS C .........................................................................                 N/A                 N/A
      ADMINISTRATOR CLASS .............................................................                 N/A                 N/A
      ADVISOR CLASS ...................................................................            (330,267)           (859,393)
      INSTITUTIONAL CLASS .............................................................          (2,894,261)         (9,053,087)
      INVESTOR CLASS ..................................................................          (8,931,026)        (22,051,052)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C .........................................................................                 N/A                 N/A
      INVESTOR CLASS ..................................................................                   0                   0
                                                                                           ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................         (12,155,554)        (31,963,532)
                                                                                           ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................................                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ..................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ..............................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................................................                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ..................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B ...............................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................................................                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................................                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ..................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C ...............................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................................                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................................           3,018,366          30,807,808
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................................             336,837             876,357
   COST OF SHARES REDEEMED - ADVISOR CLASS ............................................         (19,309,317)        (61,187,608)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ..........................................................         (15,954,114)        (29,503,443)
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................................          60,594,283         207,187,383
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................................           2,946,622           8,894,453
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................................        (189,111,742)       (500,840,530)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................................        (125,570,837)       (284,758,694)
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................................         139,305,517         566,058,985
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................................           8,267,277          20,055,808
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................................        (397,871,117)     (1,097,334,259)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INVESTOR CLASS ........................................................        (250,298,323)       (511,219,466)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ..................................................................        (391,823,274)       (825,481,603)
                                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS .................................................        (406,628,706)       (837,529,012)
                                                                                           ================    ================
ENDING NET ASSETS .....................................................................    $    803,973,141    $  1,210,601,847
                                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                        WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 WISCONSIN TAX-FREE FUND
                                                                                           ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED             FOR THE
                                                                                             APRIL 30, 2005          YEAR ENDED
                                                                                                (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................    $     50,489,182    $     70,197,973

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................           1,012,784           2,254,019
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................              60,462             776,143
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................             (89,611)            (75,581)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................             983,635           2,954,581
                                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................................                 N/A                 N/A
      CLASS B .........................................................................                 N/A                 N/A
      CLASS C .........................................................................             (34,679)            (75,049)
      ADMINISTRATOR CLASS .............................................................                 N/A                 N/A
      ADVISOR CLASS ...................................................................                 N/A                 N/A
      INSTITUTIONAL CLASS .............................................................                 N/A                 N/A
      INVESTOR CLASS ..................................................................            (978,105)         (2,178,971)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C .........................................................................             (35,234)            (11,364)
      INVESTOR CLASS ..................................................................            (732,292)           (262,140)
                                                                                           ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................          (1,780,310)         (2,527,524)
                                                                                           ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................................                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ..................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ..............................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................................................                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ..................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B ...............................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................................................             204,107             122,115
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................................              62,936              75,131
   COST OF SHARES REDEEMED - CLASS C ..................................................            (179,707)           (541,756)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C ...............................................................              87,336            (344,510)
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................................                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................................                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................................                 N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ............................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................................                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................................                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................................           9,266,916          14,623,995
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................................           1,488,325           2,176,655
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................................          (9,575,246)        (36,591,988)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INVESTOR CLASS ........................................................           1,179,995          19,791,338)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ..................................................................           1,267,331         (20,135,848)
                                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS .................................................             470,656         (19,708,791)
                                                                                           ================    ================
ENDING NET ASSETS .....................................................................    $     50,959,838    $     50,489,182
                                                                                           ================    ================

WELLS FARGO ADVANTAGE                        STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     ULTRA SHORT-TERM
                                                                                                  MUNICIPAL INCOME FUND
                                                                                           ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED             FOR THE
                                                                                             APRIL 30, 2005          YEAR ENDED
                                                                                                (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................................                 N/A                 N/A
   SHARES REDEEMED - CLASS A ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - CLASS B ..............................................................                 N/A                 N/A
   SHARES REDEEMED - CLASS B ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - CLASS C ..............................................................                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........................                 N/A                 N/A
   SHARES REDEEMED - CLASS C ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................................................                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ........................................................             629,170           6,340,604
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....................              70,159             180,648
   SHARES REDEEMED - ADVISOR CLASS ....................................................          (4,028,575)        (12,599,184)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........................          (3,329,246)         (6,077,932)
                                                                                           ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................................          12,649,435          42,671,557
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...............             614,039           1,833,356
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............................................         (39,475,599)       (103,146,865)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................         (26,212,125)        (58,641,952)
                                                                                           ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .......................................................          29,068,574         116,681,323
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................           1,721,917           4,134,818
   SHARES REDEEMED - INVESTOR CLASS ...................................................         (83,020,278)       (226,110,703)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........................         (52,229,787)       (105,294,562)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS         (81,771,158)       (170,014,446)
                                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................    $          7,790    $              0
                                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                        WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 WISCONSIN TAX-FREE FUND
                                                                                           ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED             FOR THE
                                                                                             APRIL 30, 2005          YEAR ENDED
                                                                                                (UNAUDITED)    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................................                 N/A                 N/A
   SHARES REDEEMED - CLASS A ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - CLASS B ..............................................................                 N/A                 N/A
   SHARES REDEEMED - CLASS B ..........................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - CLASS C ..............................................................              19,286              11,389
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........................               5,928               7,032
   SHARES REDEEMED - CLASS C ..........................................................             (16,871)            (50,936)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................               8,343             (32,515)
                                                                                           ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................................................                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS ........................................................                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....................                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS ....................................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................................                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...............                 N/A                 N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............................................                 N/A                 N/A
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                 N/A                 N/A
                                                                                           ----------------    ----------------
   SHARES SOLD - INVESTOR CLASS .......................................................             872,278           1,365,743
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................             140,151             203,625
   SHARES REDEEMED - INVESTOR CLASS ...................................................            (901,155)         (3,427,293)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........................             111,274          (1,857,925)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS             119,617          (1,890,440)
                                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................    $              0    $              0
                                                                                           ================    ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $11.02        0.18            (0.04)          (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.78        0.39             0.29           (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $10.48        0.41             0.30           (0.41)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $10.25        0.45             0.26           (0.45)
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............         $10.00        0.11             0.25           (0.11)

MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $ 9.43        0.02             0.09           (0.02)
CLASS B
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $ 9.43        0.02             0.09           (0.02)
CLASS C
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $ 9.43        0.02             0.09           (0.02)
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .         $ 9.43        0.03             0.09           (0.03)
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.47        0.20             0.05           (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 8.89        0.42             0.58           (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 8.73        0.39             0.17           (0.40)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 8.89        0.37            (0.16)          (0.37)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 8.58        0.41             0.31           (0.41)
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........         $ 8.78        0.08            (0.20)          (0.08)
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............         $ 9.37        0.50            (0.59)          (0.50)

SHORT-TERM MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.84        0.09            (0.04)          (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 9.83        0.19             0.01           (0.19)
JANUARY 31, 2003(4) TO OCTOBER 31, 2003 .........         $ 9.79        0.16             0.04           (0.16)
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 9.85        0.14            (0.04)          (0.14)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 9.83        0.31             0.02           (0.31)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 9.72        0.35             0.11           (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 9.78        0.40            (0.06)          (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 9.62        0.44             0.16           (0.44)
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........         $ 9.64        0.08            (0.02)          (0.08)
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............         $ 9.76        0.46            (0.12)          (0.46)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 4.83        0.05            (0.07)          (0.05)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 4.87        0.53            (0.04)          (0.53)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 4.88        0.10            (0.01)          (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 4.94        0.14            (0.06)          (0.14)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 4.94        0.18            (0.00)(5)       (0.18)
OCTOBER 2, 2000(4) TO OCTOBER 31, 2000 ..........         $ 4.94        0.02             0.00           (0.02)

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 4.83        0.07            (0.07)          (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 4.87        0.58            (0.04)          (0.58)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 4.87        0.13             0.01           (0.14)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 4.94        0.17            (0.07)          (0.17)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 4.95        0.22            (0.01)          (0.22)
JULY 31, 2000(4) TO OCTOBER 31, 2000 ............         $ 4.95        0.06             0.00           (0.06)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $ 4.83        0.06            (0.07)          (0.06)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $ 4.87        0.10            (0.04)          (0.10)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $ 4.88        0.12             0.00           (0.13)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $ 4.94        0.15            (0.06)          (0.15)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............         $ 4.95        0.21            (0.01)          (0.21)
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............         $ 4.96        0.16            (0.01)          (0.16)
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............         $ 5.04        0.21            (0.08)          (0.21)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE          NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.24)     $10.74             3.41%      1.18%     (0.66)%       0.52%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.05)     $11.02             3.60%      1.15%     (0.66)%       0.49%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $10.78             3.76%      1.16%     (0.73)%       0.43%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.03)     $10.48             4.20%      1.43%     (1.36)%       0.07%
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............           0.00      $10.25             4.30%      4.51%     (4.50)%       0.01%

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $ 9.52             5.07%      1.20%     (0.30)%       0.90%
CLASS B
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $ 9.52             4.28%      1.99%     (0.30)%       1.69%
CLASS C
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $ 9.52             4.29%      1.99%     (0.30)%       1.69%
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           0.00      $ 9.52             5.54%      1.05%     (0.62)%       0.43%
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.52             4.28%      0.90%     (0.10)%       0.80%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.47             4.72%      0.84%     (0.03)%       0.81%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 8.89             4.40%      0.81%      0.00%        0.81%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 8.73             4.23%      1.08%      0.00%        1.08%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 8.89             4.80%      0.95%     (0.03)%       0.92%
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........           0.00      $ 8.58             5.24%      0.76%      0.00%        0.76%
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............           0.00      $ 8.78             5.61%      0.76%      0.00%        0.76%

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.80             1.85%      1.81%     (0.04)%       1.77%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.84             1.96%      1.82%     (0.03)%       1.79%
JANUARY 31, 2003(4) TO OCTOBER 31, 2003 .........           0.00      $ 9.83             2.05%      1.91%     (0.03)%       1.88%
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 9.81             2.98%      0.76%     (0.09)%       0.67%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 9.85             3.12%      0.69%     (0.03)%       0.66%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 9.83             3.57%      0.64%      0.00%        0.64%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 9.72             4.07%      0.61%      0.00%        0.61%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 9.78             4.54%      0.62%      0.00%        0.62%
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........           0.00      $ 9.62             4.89%      0.60%      0.00%        0.60%
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............           0.00      $ 9.64             4.78%      0.60%      0.00%        0.60%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 4.76             2.12%      1.17%     (0.08)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 4.83             1.72%      1.17%     (0.05)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 4.87             1.90%      1.11%      0.00%        1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 4.88             2.71%      1.11%      0.00%        1.11%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 4.94             3.15%      1.11%     (0.01)%       1.10%
OCTOBER 2, 2000(4) TO OCTOBER 31, 2000 ..........           0.00      $ 4.94             4.39%      1.06%     (0.05)%       1.01%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 4.76             2.78%      0.45%     (0.04)%       0.41%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 4.83             2.45%      0.40%     (0.02)%       0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 4.87             2.69%      0.37%      0.00%        0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 4.87             3.45%      0.36%      0.00%        0.36%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 4.94             4.46%      0.34%      0.00%        0.34%
JULY 31, 2000(4) TO OCTOBER 31, 2000 ............           0.00      $ 4.95             4.98%      0.31%     (0.01)%       0.30%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.00      $ 4.76             2.45%      0.82%     (0.06)%       0.76%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00      $ 4.83             2.11%      0.75%     (0.02)%       0.73%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $ 4.87             2.39%      0.70%      0.00%        0.70%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00      $ 4.88             3.12%      0.69%      0.00%        0.69%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00      $ 4.94             4.15%      0.66%      0.00%        0.66%
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           0.00      $ 4.95             4.67%      0.62%     (0.05)%       0.57%
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............           0.00      $ 4.96             4.26%      0.63%     (0.05)%       0.58%

                                                                   PORTFOLIO    NET ASSETS AT
                                                           TOTAL    TURNOVER    END OF PERIOD
                                                       RETURN(2)     RATE(3)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
---------------------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.36%         40%   $      68,109
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           6.44%         95%   $      41,936
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           6.84%        190%   $      50,890
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           7.10%        225%   $      33,654
JULY 31, 2001(4) TO OCTOBER 31, 2001 ............           3.60%        115%   $       2,005

MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------
CLASS A
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           1.21%         49%   $     142,381
CLASS B
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           1.17%         49%   $      23,561
CLASS C
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           1.17%         49%   $       2,006
ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO APRIL 30, 2005 (UNAUDITED) .           1.24%         49%   $      18,049
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED)  .           2.68%         49%   $     196,139
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          11.52%        100%   $     185,717
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           6.52%        121%   $     209,152
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           2.44%         95%   $     243,289
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           8.62%        118%   $     261,010
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........          (1.41)%         7%   $     259,376
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............          (0.86)%        19%   $     273,650

SHORT-TERM MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           0.55%         53%   $       8,152
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           2.08%         69%   $       6,982
JANUARY 31, 2003(4) TO OCTOBER 31, 2003 .........           2.10%         84%   $       2,869
INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.11%         53%   $     664,319
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           3.37%         69%   $     484,450
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           4.82%         84%   $     644,324
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           3.52%         68%   $     592,996
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           6.38%         74%   $     504,661
SEPTEMBER 1, 2000(6) TO OCTOBER 31, 2000 ........           0.61%          9%   $     316,963
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ............           3.61%         49%   $     307,282

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------------------------------------------------------------------
ADVISOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.39)%        25%   $      23,197
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.90%         72%   $      39,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           1.96%        128%   $      69,527
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           1.57%         76%   $      28,006
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           3.74%         71%   $       8,218
OCTOBER 2, 2000(4) TO OCTOBER 31, 2000 ..........           0.35%         37%   $         109

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         (0.07)%         25%   $     160,759
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           1.65%         72%   $     289,641
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.94%        128%   $     577,522
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           2.13%         76%   $     360,335
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           4.36%         71%   $     425,300
JULY 31, 2000(4) TO OCTOBER 31, 2000 ............           1.26%         37%   $     421,613

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.24)%        25%   $     620,017
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           1.30%         72%   $     881,337
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           2.38%        128%   $   1,401,082
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           1.99%         76%   $   1,256,332
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           4.03%         71%   $   1,274,877
MARCH 1, 2000(6) TO OCTOBER 31, 2000 ............           2.97%         37%   $   1,193,425
MARCH 1, 1999 TO FEBRUARY 29, 2000 ..............           2.70%         35%   $   1,792,172

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.80        0.16            (0.01)         (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.69        0.32             0.16          (0.32)
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........         $10.60        0.26             0.09          (0.26)

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..         $10.80        0.21            (0.01)         (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............         $10.69        0.44             0.16          (0.44)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............         $10.56        0.44             0.13          (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............         $10.36        0.48             0.21          (0.48)
APRIL 6, 2001(4) TO OCTOBER 31, 2001 ............         $10.00        0.27             0.36          (0.27)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE          NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.16)     $10.63             3.01%      2.13%     (0.64)%       1.49%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.05)     $10.80             3.00%      2.10%     (0.60)%       1.50%
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........           0.00      $10.69             2.71%      2.08%     (0.58)%       1.50%

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..          (0.16)     $10.63             4.07%      1.19%     (0.76)%       0.43%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.05)     $10.80             4.09%      1.17%     (0.77)%       0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00      $10.69             4.08%      1.13%     (0.82)%       0.31%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.01)     $10.56             4.54%      1.14%     (1.09)%       0.05%
APRIL 6, 2001(4) TO OCTOBER 31, 2001 ............           0.00      $10.36             4.71%      1.88%     (1.88)%       0.00%

                                                                   PORTFOLIO    NET ASSETS AT
                                                           TOTAL    TURNOVER    END OF PERIOD
                                                       RETURN(2)     RATE(3)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND
---------------------------------------------------------------------------------------------
CLASS C
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.43%         16%   $       2,431
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           4.54%         17%   $       2,380
DECEMBER 26, 2002(4) TO OCTOBER 31, 2003 ........           3.28%         54%   $       2,704

INVESTOR CLASS
NOVEMBER 1, 2004 TO APRIL 30, 2005 (UNAUDITED) ..           1.97%         16%   $      48,529
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           5.69%         17%   $      48,109
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           5.45%         54%   $      67,494
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           6.80%         95%   $      65,477
APRIL 6, 2001(4) TO OCTOBER 31, 2001 ............           6.36%         54%   $      27,790

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED

(4)   COMMENCEMENT OF OPERATIONS.

(5)   AMOUNT CALCULATED IS LESS THAN $0.005.

(6)   IN 2000, THE FUND CHANGED ITS FISCAL YEAR END.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                             Before Reorganization                      After Reorganization
                                                -----------------------------------------------         ---------------------
                                                     Target Fund                Acquiring Fund*
-----------------------------------------------------------------------------------------------------------------------------
                                                   STRONG ADVISOR             STRONG MUNICIPAL          WELLS FARGO ADVANTAGE
Fund                                            MUNICIPAL BOND FUND              BOND FUND               MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------------------
     CLASS A                                          17,359,479                          --                  15,075,673
-----------------------------------------------------------------------------------------------------------------------------
     CLASS B                                           2,939,303                          --                   2,538,733
-----------------------------------------------------------------------------------------------------------------------------
     CLASS C                                             244,140                          --                     211,801
-----------------------------------------------------------------------------------------------------------------------------
     ADMINISTRATOR CLASS                                      --                          --                   1,914,770
-----------------------------------------------------------------------------------------------------------------------------
     INSTITUTIONAL CLASS                               2,212,401                          --                          --
-----------------------------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                                           --                  20,630,262                  20,630,262
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
     CLASS A                                        $142,237,416                          --                $142,237,416
-----------------------------------------------------------------------------------------------------------------------------
     CLASS B                                        $ 23,952,688                          --                $ 23,952,688
-----------------------------------------------------------------------------------------------------------------------------
     CLASS C                                        $  1,998,317                          --                $  1,998,317
-----------------------------------------------------------------------------------------------------------------------------
     ADMINISTRATOR CLASS                                      --                          --                $ 18,065,655
-----------------------------------------------------------------------------------------------------------------------------
     INSTITUTIONAL CLASS                            $ 18,065,655                          --                          --
-----------------------------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                                           --                $194,644,390                $194,644,390
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)              $ 15,977,592                     $14,379                $ 15,991,971
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                        ($220,001)              ($ 19,085,401)              ($ 19,305,402)
-----------------------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.


                                                           Before Reorganization                        After Reorganization
                                             ---------------------------------------------------        ---------------------
                                                    Target Fund                Acquiring Fund*
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        WELLS FARGO ADVANTAGE
                                               STRONG SHORT-TERM HIGH         STRONG SHORT-TERM              SHORT-TERM
Fund                                         YIELD MUNICIPAL BOND FUND       MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------------------
     CLASS C                                                  --                     816,728                     816,728
-----------------------------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                                   14,793,422                  54,049,649                  68,311,827
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
     CLASS C                                                  --                $  7,995,461                $  7,995,461
-----------------------------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                                 $139,729,863                $529,536,943                $669,266,806
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)              $    546,423               ($    781,435)              ($    235,012)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                    ($ 11,463,489)              ($  2,018,191)              ($ 13,481,680)
-----------------------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                  NOTES TO FINANCIAL
                                                          STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

                  Acquiring Funds                                                                      Target Funds
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND - INVESTOR CLASS             STRONG INTERMEDIATE MUNICIPAL BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                        STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - ADVISOR CLASS                                           MUNICIPAL INCOME FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                        STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS                               MUNICIPAL INCOME FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                        STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INVESTOR CLASS                                         MUNICIPAL INCOME FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - CLASS C                                       STRONG WISCONSIN TAX-FREE FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - INVESTOR CLASS                         STRONG WISCONSIN TAX-FREE FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2005.

      At the Fund's most recent tax year end (October 31, 2004, for Ultra Short-Term Municipal Income Fund and April 8, 2005, for Municipal Bond Fund and Short-Term Municipal Bond Fund), estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                           Expiring in Varying     Capital Loss
Fund                                         Amounts Through       Carryforwards
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                               2011               $19,032,473
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                    2011                13,216,171
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            2011                50,105,980
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2005, the following Fund(s) held futures contracts:

                                                                                                            Net Unrealized
                                                                                               Notional      Appreciation
Fund                                Contracts           Type              Expiration Date      Amount       (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND           Short 15     US 2 YR Note June 05      June, 2005         $3,118,061     $   2,514
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND           Short 60    US 10 YR Note June 05      June, 2005          6,641,226       (44,086)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                  Short 50     US 2 YR Note June 05      June, 2005         10,377,913        (7,244)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                  Short 30     US 5 YR Note June 05      June, 2005          3,247,841        (5,752)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                  Short 70    US 10 YR Note June 05      June, 2005          7,697,281      (102,251)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                 Short 225     US Long Bond June 05      June, 2005         25,328,627      (511,217)
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND      Short 175     US 2 YR Note June 05      June, 2005         36,384,394        36,347
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND       Short 25     US 5 YR Note June 05      June, 2005          2,713,175         1,847
--------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL
INCOME FUND                         Short 150     US 2 YR Note June 05      June, 2005         31,179,035        23,566
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND              Short 15    US 10 YR Note June 05      June, 2005          1,665,991        (5,337)

WELLS FARGO ADVANTAGE                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of April 30, 2005 the following Funds had open swap contracts:

                                  Swap Counter        Notional        Annual      Credit Protection     Maturity     Net Unrealized
Fund                                Party             Principal    Premium Paid      Purchased            Date         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL         JP Morgan Chase                                                       December 20,
   BOND FUND                   Credit Protection*     $2,000,000      0.48%          $2,000,000           2006          $(10,053)
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL         JP Morgan Chase                                                       December 20,
   BOND FUND                   Credit Protection*     $1,000,000      0.48%          $1,000,000           2006            (5,026)
-----------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM             JP Morgan Chase                                                         July 14,
   MUNICIPAL INCOME FUND       Credit Protection*     $7,000,000      0.48%          $7,000,000           2005           (39,279)
-----------------------------------------------------------------------------------------------------------------------------------

* Protection against credit rating decline of American Electric Power Company, Inc.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                Sub-Advisory
                                                        Advisory Fees*                                           Fees (% of
                                   Average Daily        (% of Average                        Average Daily      Average Daily
Fund                                 Net Assets        Daily Net Assets)    Sub-Adviser        Net Assets        Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND         $0 - $499 million         0.400         Wells Capital     $0 - 400 million       0.200
                                 $500 - $999 million         0.350            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.300          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.275
                                     > $4.99 billion         0.250
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                $0 - $499 million         0.400         Wells Capital     $0 - 400 million       0.200
                                 $500 - $999 million         0.350            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.300          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.275
                                     > $4.99 billion         0.250
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL               $0 - $499 million         0.400         Wells Capital     $0 - 400 million       0.200
BOND FUND                        $500 - $999 million         0.350            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.300          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.275
                                     > $4.99 billion         0.250
-----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM                   $0 - $499 million         0.400         Wells Capital     $0 - 400 million       0.200
MUNICIPAL INCOME FUND            $500 - $999 million         0.350            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.300          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.275
                                     > $4.99 billion         0.250

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                Sub-Advisory
                                                        Advisory Fees*                                           Fees (% of
                                   Average Daily        (% of Average                        Average Daily      Average Daily
Fund                                 Net Assets        Daily Net Assets)    Sub-Adviser        Net Assets        Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND           $0 - $499  million         0.400         Wells Capital     $0 - 400 million       0.200
                                $500 - $999  million         0.350            Management   $400 - 800 million       0.175
                                  $1 - $2.99 billion         0.300          Incorporated       > $800 million       0.150
                                  $3 - $4.99 billion         0.275
                                     > $4.99 billion         0.250
-----------------------------------------------------------------------------------------------------------------------------

* Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates; from January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser and was entitled to receive an annual fee at the same rate.

                                                                              Advisory Fees
                                              Average Daily                  (% of Average
Fund                                           Net Assets                  Daily Net Assets)
--------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                        $0 - $4 billion                0.370
                                          $4 billion - $6 billion                0.345
                                                     > $6 billion                0.320
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                               $0 - $4 billion                0.350
                                          $4 billion - $6 billion                0.325
                                                     > $6 billion                0.300
--------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                    $0 - $4 billion                0.250
                                          $4 billion - $6 billion                0.225
                                                     > $6 billion                0.200
--------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            $0 - $4 billion                0.300
                                          $4 billion - $6 billion                0.275
                                                     > $6 billion                0.250
--------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                           $0 - $4 billion                0.370
                                          $4 billion - $6 billion                0.345
                                                     > $6 billion                0.320

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                             Admin Fees**
                                                 Average Daily               (% of Average
                                                  Net Assets               Daily Net Assets)
--------------------------------------------------------------------------------------------
FUND LEVEL                                     $0 - $4.99 billion                 0.05
                                               $5 - $9.99 billion                 0.04
                                                  > $9.99 billion                 0.03
--------------------------------------------------------------------------------------------
CLASS A                                                                           0.28
--------------------------------------------------------------------------------------------
CLASS B                                                                           0.28
--------------------------------------------------------------------------------------------
CLASS C                                                                           0.28
--------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                               0.10
--------------------------------------------------------------------------------------------
ADVISOR CLASS                                                                     0.28
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                               0.08
--------------------------------------------------------------------------------------------
INVESTOR CLASS                                                                    0.45
--------------------------------------------------------------------------------------------
On behalf of the Short-Term Municipal Bond Fund:
--------------------------------------------------------------------------------------------
CLASS C                                                                           0.23
--------------------------------------------------------------------------------------------
INVESTOR CLASS                                                                    0.40
--------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
CLASS C                                                                0.28
--------------------------------------------------------------------------------
INVESTOR CLASS                                                         0.28
--------------------------------------------------------------------------------
On behalf of the Ultra Short-Term Municipal Income Fund:
--------------------------------------------------------------------------------
ADVISOR CLASS                                                          0.33
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                    0.02
--------------------------------------------------------------------------------
INVESTOR CLASS                                                         0.33


      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds, effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                                 Transfer Agent
                                                                 Fees and Other
                                                                Related Expenses
--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
  INVESTOR CLASS                                                   $ 17,268
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
  INVESTOR CLASS                                                     81,697
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND
  CLASS C                                                             6,228
  INVESTOR CLASS                                                    138,967
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
  ADVISOR CLASS                                                      25,431
  INVESTOR CLASS                                                     14,513
  INSTITUTIONAL CLASS                                               150,440
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND
  CLASS C                                                             1,973
  INVESTOR CLASS                                                     13,396
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % Of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL MUNICIPAL INCOME FUNDS                                             0.02
--------------------------------------------------------------------------------

      Prior to March 21, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for the Strong Intermediate Municipal Bond Fund. Prior to March 28, 2005, State Street served as custodian for the Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund. Prior to April 25, 2005, State Street served as custodian for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund and, since the merger, the respective Acquiring Funds. State Street was entitled to receive a substantially transaction based fee.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                % of Average
Share Class                                                  Daily Net Assets***
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS,
  ADVISOR CLASS, INVESTOR CLASS                                        0.25
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                    0.00

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

*** Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were included in the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through April 30, 2005, shareholder servicing fees paid were as follows:

Fund                                          Class A    Class B       Class C     Administrator    Advisor   Investor
----------------------------------------------------------------------------------------------------------------------
  INTERMEDIATE TAX-FREE FUND                     N/A        N/A         N/A            N/A            N/A     $ 9,545
----------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BOND FUND                         20,455      3,415         287          2,717            N/A      28,082
----------------------------------------------------------------------------------------------------------------------
  SHORT-TERM MUNICIPAL BOND FUND                 N/A        N/A       1,163            N/A            N/A      96,017
----------------------------------------------------------------------------------------------------------------------
  ULTRA SHORT-TERM MUNICIPAL INCOME FUND         N/A        N/A         N/A            N/A          3,409      91,070
----------------------------------------------------------------------------------------------------------------------
  WISCONSIN TAX-FREE FUND                        N/A        N/A         346            N/A            N/A       6,939
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class C, Advisor Class and certain Investor Class shares. Under this plan, Strong Investments, Inc. was paid an annual rate of 1.00% of the average daily net assets of the Class C shares of the Short-Term Municipal Bond Fund and Wisconsin Tax-Free Fund, 0.25% of the average daily net assets of the Advisor Class shares of the Ultra Short-Term Municipal Income Fund and 0.25% of the average daily net assets of the Investor Class shares of the Intermediate Municipal Bond Fund and Wisconsin Tax-Free Fund.

      For the six months ended April 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 21, 2005, State Street served as fund accountant for the Strong Intermediate Municipal Bond Fund. Prior to March 28, 2005, State Street served as fund accountant for the Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund. Prior to April 25, 2005, State Street served as fund accountant for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund. Fund accounting fees were paid by the funds' administrator through April 10, 2005, and not by the funds.

      From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through April 30, 2005 were as follows:

                                                                          Net Operating Expense Ratios
Fund                                       Class A     Class B     Class C   Administrator   Advisor   Institutional    Investor
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                   N/A         N/A         N/A           N/A         N/A           N/A           0.75%
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                         0.85%       1.60%       1.60%         0.48%        N/A           N/A           0.80%
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND               N/A         N/A        1.60%          N/A         N/A           N/A           0.66%
--------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND       N/A         N/A         N/A           N/A        0.80%         0.37%          0.72%
--------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                      N/A         N/A        1.49%          N/A         N/A           N/A           0.75%
--------------------------------------------------------------------------------------------------------------------------------

      Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive fees and/or absorb expenses in the amount of 0.010% for Intermediate Municipal Bond Fund, Short-Term Municpal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund and 0.033% for Municipal Bond Fund from May 21, 2004 until May 21, 2005. However, effective April 11, 2005, the funds are subject to a different expense structure. SCM and/or SISI had contractually agreed to wiave its fees and/or absorb expenses for Class C shares of the Wisconsin Tax-Free Fund until March 1, 2006, to keep annual operating expenses at no more 0.75%. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the funds. From November 1, 2004 through April 10, 2005, the expense offsets that are

WELLS FARGO ADVANTAGE                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
  FUND LEVEL                                                      $  5,333
  INVESTOR CLASS                                                   158,163
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
  FUND LEVEL                                                        36,732
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND
  FUND LEVEL                                                        39,762
  CLASS C                                                                0
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
  FUND LEVEL                                                        72,964
  ADVISOR CLASS                                                      6,962
  INSTITUTIONAL CLASS                                                    0
  INVESTOR CLASS                                                         0
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND
  FUND LEVEL                                                        17,936
  CLASS C                                                            6,014
  INVESTOR CLASS                                                   148,662
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2005, were as follows:

Fund                                        Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                     $ 47,314,302       $ 22,059,304
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                             112,433,078        103,699,014
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                  241,852,505        230,855,171
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND          186,097,015        463,231,526
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                           9,992,421          7,666,679
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the six months ended April 30, 2005, there were no borrowings under either agreement.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  WELLS FARGO ADVANTAGE
                                                          MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $7 million a year for five years. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor Funds is a party to any such suit.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                  Trustee,                  Private Investor/Real Estate            None
60                               since 1987                Developer; Chairman of White
                                                           Point Capital, LLC.
----------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                   Trustee,                  Associate Professor of Finance,         None
62                               since 1987                Wake Forest University,
                                                           Calloway School of Business
                                                           and Accountancy.
----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                  Trustee,                  Chairman, CEO, and Co-                  None
62                               since 1998                Founder of Crystal Geyser
                                 (Chairman, since 2005)    Water Company and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
----------------------------------------------------------------------------------------------------------------------
Richard M. Leach                 Trustee, since 1987       Retired. Prior thereto, President       None
71                                                         of Richard M. Leach Associates
                                                           (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                 Trustee, since 1996       Senior Counselor to the public          None
53                                                         relations firm of Himle-Horner
                                                           and Senior Fellow at the
                                                           Humphrey Institute,
                                                           Minneapolis, Minnesota (a
                                                           public policy organization).
----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                Trustee, since 1996       Principal in the law firm of            None
64                                                         Willeke & Daniels.
----------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                 President,                Executive Vice President of             None
46                               since 2003                Wells Fargo Bank, N.A.
                                                           President of Wells Fargo Funds
                                                           Management, LLC. Senior Vice
                                                           President and Chief
                                                           Administrative Officer of Wells
                                                           Fargo Funds Management, LLC
                                                           from 2001 to 2003. Vice
                                                           President of Wells Fargo Bank,
                                                           N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo               Treasurer,                Senior Vice President of Wells          None
36                               since 2003                Fargo Bank, N.A. Senior Vice
                                                           President of Operations for
                                                           Wells Fargo Funds Management,
                                                           LLC. Prior thereto, Operations
                                                           Manager at Scudder Weisel
                                                           Capital, LLC from 2000 to
                                                           2001, Director of Shareholder
                                                           Services at BISYS Fund
                                                           Services from 1999 to 2000 and
                                                           Assistant Vice President of
                                                           Operations with
                                                           Nicholas-Applegate Capital
                                                           Management from 1993 to 1999.
----------------------------------------------------------------------------------------------------------------------
C. David Messman                 Secretary,                Vice President and Managing             None
45                               since 2000                Senior Counsel of Wells Fargo
                                                           Bank, N.A. Senior Vice
                                                           President and Secretary of Wells
                                                           Fargo Funds Management, LLC.
                                                           Vice President and Senior
                                                           Counsel of Wells Fargo Bank,
                                                           N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

INTERMEDIATE TAX-FREE FUND, MUNICIPAL BOND FUND, SHORT-TERM MUNICIPAL BOND FUND, ULTRA SHORT-TERM MUNICIPAL INCOME FUND AND WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."


      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Funds at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of certain of the Strong Funds into certain of the Wells Fargo Advantage Funds (the "Reorganization"), as follows:

        STRONG FUNDS                            WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund*         Intermediate Tax-Free Fund
--------------------------------------------------------------------------------
Municipal Bond Fund*
Advisor Municipal Bond Fund               Municipal Bond Fund
--------------------------------------------------------------------------------
Short-Term Municipal Bond Fund*
Short-Term High Yield Municipal Fund      Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund*   Ultra Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
Wisconsin Tax-Free Fund*                  Wisconsin Tax-Free Fund
--------------------------------------------------------------------------------
*     Accounting survivor.

      The Reorganization was effective at the close of business on April 8, 2005. The Funds commenced operations on April 11, 2005. Accordingly, references to the Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of the Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance results of each Fund, except the Ultra Short-Term Municipal Income Fund, were better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board noted that the Ultra Short-Term Municipal Income Fund's performance was lower than the median performance of its Peer Group for all time periods and required further review. Upon further review, the Board noted that the Fund's Peer Group includes funds that invest in long-term, rather than ultra short-term, municipal bonds, and that this difference between the Fund and those in its Peer Group explained the Fund's relative underperformance.


      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper.

      The Board noted that the net operating expense ratios for the Municipal Bond Fund and Wisconsin Tax-Free Fund, were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board noted that the net operating expense ratios for the Intermediate Tax-Free Fund and for certain classes of the Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund were higher than each Fund's Peer Group's median net operating expense ratio, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates") payable by the Funds to Funds Management for investment advisory services. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Fund. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares would be offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio mangers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS  ADVANTAGE
FARGO  FUNDS

More information about Wells Fargo Advantage Funds(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            -------------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            -------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.  |   www.wellsfargo.com/advantagefunds   |   SM50929 06-05
                                                                                                           SMIF/SAR106 04-05



ITEM 2.  CODE OF ETHICS
=======================
Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                                                     Wells Fargo Funds Trust

                                                     By:  /s/Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President

                                                     By:  /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

                                                     Date: June 20, 2005